UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	6,719,041,855	6,515,288,212
0.6%	Preferred Stock	44,120,111	41,230,294
0.0%	Rights	767,733	704,603
0.5%	Other Investment Companies	34,998,867	34,998,867
99.8%	Total Investments	6,798,928,566	6,592,221,976
0.2%	Other Assets and Liabilities, Net		10,103,374
100.0%	Net Assets		6,602,325,350

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.6%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	1,420,929	29,826,328
Bank of Queensland Ltd.	189,013	1,569,691
Bendigo & Adelaide Bank Ltd.	224,848	2,001,853
Commonwealth Bank of Australia	788,408	45,814,814
National Australia Bank Ltd.	1,218,310	26,041,286
Westpac Banking Corp.	1,555,884	35,946,886
		141,200,858
Capital Goods 0.0%
CIMIC Group Ltd.	38,272	871,505
Commercial & Professional Services 0.2%
ALS Ltd.	242,803	1,096,103
Brambles Ltd.	698,742	6,081,606
Downer EDI Ltd.	332,488	1,392,885
SEEK Ltd.	136,344	1,491,926
		10,062,520
Consumer Services 0.2%
Aristocrat Leisure Ltd.	300,378	3,329,013
Crown Resorts Ltd.	170,227	1,476,566
Domino's Pizza Enterprises Ltd.	26,938	1,349,035
Flight Centre Travel Group Ltd.	33,488	826,403
Tabcorp Holdings Ltd.	343,731	1,191,099
Tatts Group Ltd.	648,232	2,006,784
The Star Entertainment Grp Ltd.	387,504	1,511,702
		11,690,602
Diversified Financials 0.3%
AMP Ltd.	1,363,485	4,734,830
ASX Ltd.	117,563	4,226,676
Challenger Ltd.	284,496	2,238,628
IOOF Holdings Ltd.	203,320	1,314,451
Macquarie Group Ltd.	137,416	8,518,349
Magellan Financial Group Ltd.	51,340	865,621
		21,898,555
Security	Number of Shares	Value ($)
Energy 0.3%
Caltex Australia Ltd.	127,978	2,841,424
Oil Search Ltd.	547,808	2,610,624
Origin Energy Ltd.	748,941	3,286,928
Santos Ltd.	879,001	2,552,337
Woodside Petroleum Ltd.	324,812	7,108,424
WorleyParsons Ltd. *	51,810	331,120
		18,730,857
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	517,592	15,977,623
Woolworths Ltd.	595,138	10,065,136
		26,042,759
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	287,040	2,033,842
Treasury Wine Estates Ltd.	320,734	2,556,952
		4,590,794
Health Care Equipment & Services 0.2%
Ansell Ltd.	71,347	1,190,825
Cochlear Ltd.	25,063	2,198,062
Healthscope Ltd.	684,749	1,138,335
Ramsay Health Care Ltd.	71,760	3,754,337
Sonic Healthcare Ltd.	227,240	3,660,138
		11,941,697
Insurance 0.3%
Insurance Australia Group Ltd.	1,229,488	5,077,995
Medibank Pvt Ltd.	1,483,655	2,850,116
QBE Insurance Group Ltd.	629,359	5,194,070
Suncorp Group Ltd.	607,709	5,612,571
		18,734,752
Materials 1.1%
Adelaide Brighton Ltd.	270,296	1,022,506
Alumina Ltd.	942,448	1,152,422
Amcor Ltd.	551,341	5,857,811
BHP Billiton Ltd.	1,496,601	26,991,685
BlueScope Steel Ltd.	289,432	1,928,898
Boral Ltd. (c)	517,061	1,921,613
CSR Ltd.	342,775	1,030,765
DuluxGroup Ltd.	165,048	714,602
Fortescue Metals Group Ltd.	785,010	3,404,626
Iluka Resources Ltd.	289,432	1,308,742
Incitec Pivot Ltd.	928,096	2,160,029
James Hardie Industries plc CDI	182,326	2,804,694
Newcrest Mining Ltd.	353,152	5,098,500
Orica Ltd.	165,048	2,070,638
Orora Ltd.	854,427	1,748,682
OZ Minerals Ltd.	241,592	1,404,797
Rio Tinto Ltd.	192,371	8,208,197
Sims Metal Management Ltd.	90,896	839,481
South32 Ltd.	2,515,358	5,036,459
		74,705,147
Media 0.0%
Fairfax Media Ltd.	1,349,351	802,559
REA Group Ltd.	16,744	638,607
		1,441,166

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	216,552	15,679,942
Real Estate 0.6%
Dexus Property Group	544,046	3,665,951
Goodman Group	623,424	3,076,920
LendLease Group	337,313	3,391,934
Mirvac Group	1,547,624	2,344,096
Scentre Group	2,313,488	7,247,518
Stockland	1,399,320	4,476,732
The GPT Group	1,016,672	3,635,653
Vicinity Centres	1,168,006	2,519,905
Westfield Corp.	966,368	6,525,967
		36,884,676
Retailing 0.0%
Harvey Norman Holdings Ltd.	322,920	1,133,300
Software & Services 0.0%
Computershare Ltd.	261,077	2,237,602
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,982,968	7,398,834
TPG Telecom Ltd.	125,176	660,352
Vocus Communications Ltd.	340,346	1,048,607
		9,107,793
Transportation 0.3%
Aurizon Holdings Ltd.	861,504	3,169,880
Macquarie Atlas Roads Group	580,557	2,016,039
Qantas Airways Ltd.	609,283	1,485,556
Sydney Airport	408,502	1,895,440
Transurban Group	1,003,541	7,815,053
		16,381,968
Utilities 0.2%
AGL Energy Ltd.	359,012	5,565,070
APA Group	422,145	2,485,857
AusNet Services	550,160	603,631
DUET Group	1,105,609	1,944,172
		10,598,730
		433,935,223

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	139,116	3,872,347
Raiffeisen Bank International AG *	60,696	1,106,479
		4,978,826
Capital Goods 0.0%
ANDRITZ AG	34,368	1,774,754
Energy 0.1%
OMV AG	86,112	2,785,645
Materials 0.0%
voestalpine AG	72,071	2,733,573
		12,272,798

Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	131,956	7,920,006
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	12,758	1,674,117
Groupe Bruxelles Lambert S.A.	43,056	3,537,435
		5,211,552
Food & Staples Retailing 0.0%
Colruyt S.A.	47,840	2,419,950
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A.	371,274	38,612,795
Security	Number of Shares	Value ($)
Insurance 0.1%
Ageas	95,834	3,579,981
Materials 0.1%
Solvay S.A.	30,490	3,485,043
Umicore S.A.	52,624	3,155,704
		6,640,747
Media 0.0%
Telenet Group Holding N.V. *	31,489	1,664,163
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	64,975	4,183,776
Telecommunication Services 0.0%
Proximus	79,774	2,257,351
		72,490,321

Canada 7.8%
Automobiles & Components 0.1%
Magna International, Inc.	194,044	7,833,340
Banks 2.4%
Bank of Montreal	291,824	19,214,025
Canadian Imperial Bank of Commerce	192,327	15,159,018
National Bank of Canada	148,864	5,571,052
Royal Bank of Canada	688,972	44,619,725
The Bank of Nova Scotia	559,920	30,873,471
The Toronto-Dominion Bank	861,900	40,748,909
		156,186,200
Capital Goods 0.1%
SNC-Lavalin Group, Inc.	67,973	2,877,453
Commercial & Professional Services 0.1%
Waste Connections, Inc.	75,394	5,751,834
Consumer Services 0.1%
Restaurant Brands International, Inc.	106,797	5,080,919
Diversified Financials 0.4%
Brookfield Asset Management, Inc., Class A	416,977	13,871,323
CI Financial Corp.	110,814	2,189,743
IGM Financial, Inc.	66,984	1,937,883
Thomson Reuters Corp.	194,329	8,381,034
		26,379,983
Energy 1.7%
ARC Resources Ltd.	180,439	3,156,273
Cameco Corp.	230,615	2,119,888
Canadian Natural Resources Ltd.	516,748	17,420,933
Cenovus Energy, Inc.	420,307	6,492,471
Crescent Point Energy Corp.	243,195	3,092,841
Enbridge, Inc.	439,309	18,459,734
Encana Corp.	457,168	5,735,850
Husky Energy, Inc. *	161,359	1,892,482
Imperial Oil Ltd.	118,800	4,063,374
Inter Pipeline Ltd.	161,053	3,271,127
Pembina Pipeline Corp.	176,379	5,177,509
Suncor Energy, Inc.	773,309	24,603,718
Tourmaline Oil Corp. *	89,567	2,414,033
TransCanada Corp.	378,875	16,999,501
		114,899,734
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	181,502	8,367,774
George Weston Ltd.	23,038	1,914,179
Loblaw Cos. Ltd.	106,072	5,505,552
Metro, Inc.	122,217	3,718,502
		19,506,007
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	137,486	4,645,239

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.7%
Fairfax Financial Holdings Ltd.	10,856	5,153,653
Great-West Lifeco, Inc.	155,804	4,097,300
Intact Financial Corp.	55,098	3,831,372
Manulife Financial Corp.	925,787	16,104,535
Power Corp. of Canada	165,076	3,683,088
Power Financial Corp.	94,446	2,382,574
Sun Life Financial, Inc.	326,800	12,536,326
		47,788,848
Materials 0.6%
Agnico Eagle Mines Ltd.	108,511	4,454,713
Agrium, Inc.	67,636	6,810,381
Barrick Gold Corp.	534,897	8,015,897
Franco-Nevada Corp.	83,048	4,819,452
Goldcorp, Inc.	401,557	5,294,962
Potash Corp. of Saskatchewan, Inc.	397,599	7,244,664
Silver Wheaton Corp.	220,768	4,012,769
Turquoise Hill Resources Ltd. *	472,602	1,578,152
		42,230,990
Media 0.1%
Shaw Communications, Inc., B Shares	221,280	4,326,529
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	146,855	2,319,798
Real Estate 0.1%
RioCan Real Estate Investment Trust	141,941	2,826,997
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	38,272	3,982,611
Software & Services 0.1%
CGI Group, Inc., Class A *	123,639	5,850,922
Constellation Software, Inc.	7,179	3,344,647
		9,195,569
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	250,946	1,929,780
Telecommunication Services 0.2%
BCE, Inc.	126,776	5,458,176
Rogers Communications, Inc., B Shares	158,849	6,131,387
TELUS Corp.	70,139	2,188,779
		13,778,342
Transportation 0.5%
Canadian National Railway Co.	327,043	21,844,215
Canadian Pacific Railway Ltd.	68,093	10,413,479
		32,257,694
Utilities 0.1%
Canadian Utilities Ltd., Class A	82,296	2,164,815
Fortis, Inc.	153,779	4,579,288
Hydro One Ltd. (b)	59,000	1,012,732
		7,756,835
		511,554,702

Denmark 1.4%
Banks 0.2%
Danske Bank A/S	386,045	11,289,185
Jyske Bank A/S - Reg’d	32,721	1,429,468
		12,718,653
Capital Goods 0.1%
Vestas Wind Systems A/S	112,424	7,424,831
Commercial & Professional Services 0.0%
ISS A/S	67,160	2,298,164
Consumer Durables & Apparel 0.1%
Pandora A/S	53,815	6,410,749
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	52,274	4,449,581
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	51,168	3,253,081
William Demant Holding A/S *	71,760	1,215,508
		4,468,589
Materials 0.1%
Chr Hansen Holding A/S	43,056	2,385,588
Novozymes A/S, B Shares	113,945	3,863,369
		6,248,957
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Genmab A/S *	27,152	4,707,544
H. Lundbeck A/S *	25,455	971,222
Novo Nordisk A/S, B Shares	859,876	29,179,093
		34,857,859
Telecommunication Services 0.0%
TDC A/S *	372,250	1,895,855
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	1,421	1,806,236
AP Moller - Maersk A/S, B Shares	3,259	4,326,065
DSV A/S	100,775	4,539,013
		10,671,314
Utilities 0.0%
DONG Energy A/S *(b)	34,801	1,188,382
		92,632,934

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	75,446	2,727,528
Capital Goods 0.2%
Kone Oyj, B Shares	166,200	7,327,233
Metso Oyj	46,980	1,330,631
Wartsila Oyj Abp	74,514	3,143,597
		11,801,461
Energy 0.1%
Neste Oyj	80,558	3,311,416
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	28,704	1,414,670
Insurance 0.1%
Sampo Oyj, A Shares	209,156	9,254,307
Materials 0.2%
Huhtamaki Oyj	46,467	1,749,872
Stora Enso Oyj, R Shares	290,548	2,806,282
UPM-Kymmene Oyj	266,001	6,094,954
		10,651,108
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	89,198	3,796,203
Technology Hardware & Equipment 0.2%
Nokia Oyj	2,638,670	11,364,348
Telecommunication Services 0.0%
Elisa Oyj	56,137	1,763,874
Utilities 0.0%
Fortum Oyj	179,485	2,608,448
		58,693,363

France 8.1%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	98,072	10,507,510
Faurecia	37,545	1,346,974
Peugeot S.A. *	191,883	2,833,408

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Renault S.A.	83,122	6,554,988
Valeo S.A.	114,816	6,407,729
		27,650,609
Banks 0.8%
BNP Paribas S.A.	457,768	26,601,177
Credit Agricole S.A.	531,139	6,000,552
Natixis S.A.	471,942	2,379,022
Societe Generale S.A.	352,293	15,167,115
		50,147,866
Capital Goods 1.4%
Airbus Group SE	256,099	16,373,536
Alstom S.A. *	97,514	2,643,999
Bouygues S.A.	98,144	3,331,556
Compagnie de Saint-Gobain	220,064	9,553,689
Eiffage S.A.	26,833	1,772,765
Legrand S.A.	134,301	7,515,106
Rexel S.A.	148,688	2,301,254
Safran S.A.	148,304	10,189,671
Schneider Electric SE	260,857	17,383,364
Thales S.A.	49,580	4,845,527
Vinci S.A.	212,888	13,827,665
Zodiac Aerospace	95,680	2,123,324
		91,861,456
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	113,454	2,137,451
Edenred	93,334	1,969,778
Societe BIC S.A.	15,355	1,988,021
Teleperformance	25,634	2,505,521
		8,600,771
Consumer Durables & Apparel 0.6%
Christian Dior SE	19,699	3,834,543
Hermes International	11,976	4,946,991
Kering	33,626	7,312,443
LVMH Moet Hennessy Louis Vuitton SE	114,831	20,915,240
SEB S.A.	12,724	1,710,148
		38,719,365
Consumer Services 0.1%
Accor S.A.	107,640	3,817,187
Sodexo S.A.	43,076	4,715,725
		8,532,912
Diversified Financials 0.1%
Amundi S.A. (b)	19,628	965,071
Eurazeo S.A.	23,039	1,251,316
Wendel S.A.	16,744	1,939,614
		4,156,001
Energy 0.8%
Technip S.A.	58,546	4,059,221
Total S.A.	989,284	47,177,225
		51,236,446
Food & Staples Retailing 0.1%
Carrefour S.A.	261,881	6,145,009
Casino Guichard Perrachon S.A.	31,096	1,416,116
		7,561,125
Food, Beverage & Tobacco 0.4%
Danone S.A.	256,345	16,141,807
Pernod-Ricard S.A.	100,499	10,554,322
Remy Cointreau S.A.	10,884	914,769
		27,610,898
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
BioMerieux	9,568	1,331,138
Essilor International S.A.	102,985	10,935,571
Orpea	17,018	1,316,041
Sartorius Stedim Biotech	8,013	511,371
		14,094,121
Household & Personal Products 0.3%
L'Oreal S.A.	107,718	18,402,737
Insurance 0.4%
AXA S.A.	901,931	21,268,956
CNP Assurances	86,704	1,524,036
SCOR SE	77,865	2,475,084
		25,268,076
Materials 0.3%
Air Liquide S.A.	177,198	18,060,311
Arkema S.A.	32,629	3,128,308
Imerys S.A.	16,744	1,167,853
		22,356,472
Media 0.4%
Eutelsat Communications S.A.	82,784	1,491,576
JCDecaux S.A.	35,139	916,976
Lagardere S.C.A.	65,215	1,609,474
Publicis Groupe S.A.	92,078	5,980,721
SES S.A.	175,358	3,793,872
Vivendi S.A.	533,539	10,181,945
		23,974,564
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Eurofins Scientific SE	3,930	1,721,565
Ipsen S.A.	28,704	1,947,226
Sanofi	522,283	42,167,807
		45,836,598
Real Estate 0.1%
Fonciere Des Regions	16,744	1,316,699
Gecina S.A.	23,920	3,143,879
Klepierre	73,534	2,744,601
		7,205,179
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	342,056	3,492,096
Software & Services 0.2%
Atos SE	42,166	4,362,486
Cap Gemini S.A.	69,368	5,482,124
Dassault Systemes S.A.	71,820	5,486,961
		15,331,571
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	26,387	2,057,922
Telecommunication Services 0.3%
Iliad S.A.	9,568	1,821,877
Orange S.A.	901,784	13,158,201
SFR Group S.A.	50,795	1,284,578
		16,264,656
Transportation 0.1%
Aeroports de Paris	13,223	1,301,842
Bollore S.A.	478,400	1,571,178
Groupe Eurotunnel SE - Reg'd	235,337	2,072,057
		4,945,077
Utilities 0.2%
Electricite de France S.A.	123,216	1,306,421
Engie S.A.	670,813	8,290,120
Suez	181,792	2,540,732
Veolia Environnement S.A.	213,077	3,685,452
		15,822,725
		531,129,243

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 7.3%
Automobiles & Components 0.8%
Bayerische Motoren Werke AG	152,812	13,034,696
Continental AG	50,232	8,920,092
Daimler AG - Reg'd	445,493	29,659,049
Hella KGaA Hueck & Co.	8,724	304,285
Volkswagen AG	22,552	3,090,872
		55,008,994
Banks 0.1%
Commerzbank AG	458,406	3,196,299
Capital Goods 0.9%
Brenntag AG	70,972	3,739,133
GEA Group AG	102,856	3,837,385
HOCHTIEF AG	19,501	2,776,149
KION Group AG	32,021	1,816,602
MAN SE	15,195	1,500,020
MTU Aero Engines AG	21,861	2,299,767
OSRAM Licht AG	40,664	2,072,055
Rational AG	694	305,815
Siemens AG - Reg'd	359,900	40,697,943
		59,044,869
Consumer Durables & Apparel 0.2%
adidas AG	94,027	13,864,390
HUGO BOSS AG	29,506	1,693,328
		15,557,718
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	654,519	10,317,500
Deutsche Boerse AG *	93,318	7,548,118
		17,865,618
Food & Staples Retailing 0.0%
METRO AG	95,680	2,861,717
Food, Beverage & Tobacco 0.0%
Suedzucker AG	16,771	376,451
Health Care Equipment & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	103,727	8,098,471
Fresenius SE & Co. KGaA	188,995	13,582,916
		21,681,387
Household & Personal Products 0.1%
Beiersdorf AG	46,769	3,824,135
Henkel AG & Co. KGaA	53,921	5,495,145
		9,319,280
Insurance 0.8%
Allianz SE - Reg'd	215,280	34,209,671
Hannover Rueck SE	31,096	3,303,611
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	67,455	12,296,941
		49,810,223
Materials 1.2%
BASF SE	430,854	37,016,464
Covestro AG (b)	35,250	2,267,149
Evonik Industries AG	81,801	2,283,036
Fuchs Petrolub SE	23,920	886,960
HeidelbergCement AG	65,469	5,876,122
K+S AG - Reg'd	95,688	1,943,329
LANXESS AG	43,723	2,698,931
Linde AG	86,614	14,443,553
Symrise AG	56,048	3,395,515
ThyssenKrupp AG	225,488	5,123,613
Wacker Chemie AG	9,568	845,777
		76,780,449
Security	Number of Shares	Value ($)
Media 0.1%
Axel Springer SE	28,704	1,232,279
ProSiebenSat.1 Media SE	99,900	3,426,666
RTL Group S.A.	16,744	1,138,724
		5,797,669
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg'd	384,667	36,149,561
Merck KGaA	62,192	6,237,112
QIAGEN N.V. *	112,424	3,106,706
		45,493,379
Real Estate 0.2%
Deutsche Wohnen AG	142,944	4,406,512
LEG Immobilien AG *	29,051	2,203,437
Vonovia SE	206,033	6,650,773
		13,260,722
Retailing 0.1%
Fielmann AG	14,352	904,189
Zalando SE *(b)	57,704	2,152,533
		3,056,722
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	521,776	8,734,228
Software & Services 0.6%
SAP SE	414,158	34,655,036
United Internet AG - Reg'd	53,810	2,060,932
Wirecard AG	67,717	3,023,860
		39,739,828
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	1,457,354	22,980,706
Telefonica Deutschland Holding AG	468,039	1,838,027
		24,818,733
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd	107,640	1,395,905
Deutsche Post AG - Reg'd	420,992	13,169,886
Fraport AG Frankfurt Airport Services Worldwide	21,528	1,251,462
		15,817,253
Utilities 0.2%
E.ON SE	833,066	5,502,901
Innogy SE *(b)	60,100	2,123,966
RWE AG *	247,869	3,118,461
Uniper SE *	93,644	1,167,713
		11,913,041
		480,134,580

Hong Kong 3.4%
Automobiles & Components 0.0%
Minth Group Ltd.	310,446	1,016,590
Xinyi Glass Holdings Ltd. *	1,079,282	804,245
		1,820,835
Banks 0.3%
BOC Hong Kong Holdings Ltd.	2,026,913	7,604,207
Hang Seng Bank Ltd.	361,394	6,848,951
The Bank of East Asia Ltd.	709,020	2,938,768
		17,391,926
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	1,335,653	16,272,387
Hopewell Holdings Ltd.	532,098	1,941,350
Jardine Matheson Holdings Ltd.	110,390	5,983,138
Jardine Strategic Holdings Ltd.	112,910	3,740,708
Johnson Electric Holdings Ltd.	1,600	4,631
		27,942,214

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	3,670,916	1,609,086
Prada S.p.A.	235,012	833,199
Samsonite International S.A.	720,482	2,261,767
Techtronic Industries Co., Ltd.	619,770	2,417,028
Texwinca Holdings Ltd.	1,060	776
Yue Yuen Industrial Holdings Ltd.	517,706	1,865,481
		8,987,337
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	2,574,484	753,428
Galaxy Entertainment Group Ltd.	1,021,886	5,072,114
Sands China Ltd.	1,167,796	5,751,169
Wynn Macau Ltd.	907,146	1,681,752
		13,258,463
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	586,502	15,425,011
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	1,944,872	586,722
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,366,587	2,801,304
Tingyi Cayman Islands Holding Corp.	1,132,783	1,346,491
Want Want China Holdings Ltd.	3,315,342	2,115,726
WH Group Ltd. (b)	2,964,396	2,465,027
		8,728,548
Insurance 0.5%
AIA Group Ltd.	5,699,493	34,755,470
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	1,328,846	9,096,933
Hang Lung Properties Ltd.	1,091,522	2,459,800
Henderson Land Development Co., Ltd.	498,709	2,755,014
Hongkong Land Holdings Ltd.	556,104	3,564,627
Hysan Development Co., Ltd.	249,728	1,101,081
Kerry Properties Ltd.	494,192	1,414,407
Link REIT	1,196,000	8,233,761
New World Development Co., Ltd.	2,677,620	2,982,555
Shui On Land Ltd.	3,588,000	851,130
Sino Land Co., Ltd.	1,442,790	2,269,284
Sun Hung Kai Properties Ltd.	716,991	9,382,219
Swire Pacific Ltd., Class A	333,098	3,317,388
Swire Properties Ltd.	912,194	2,757,756
The Wharf Holdings Ltd.	704,495	5,222,417
Wheelock & Co., Ltd.	384,034	2,282,424
		57,690,796
Retailing 0.0%
Esprit Holdings Ltd. *	1,196,000	979,108
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	139,113	1,390,834
Semiconductor Manufacturing International Corp. *	22,362,885	3,027,213
Xinyi Solar Holdings Ltd. *(a)	1,873,230	639,974
		5,058,021
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	367,095	3,322,319
VTech Holdings Ltd.	91,416	1,179,729
		4,502,048
Telecommunication Services 0.0%
PCCW Ltd.	2,392,000	1,390,796
Transportation 0.1%
Cathay Pacific Airways Ltd.	441,816	598,076
MTR Corp. Ltd.	742,195	3,712,578
		4,310,654
Security	Number of Shares	Value ($)
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	288,044	2,406,355
CLP Holdings Ltd.	704,047	6,884,668
Hong Kong & China Gas Co., Ltd.	3,834,575	7,138,554
Power Assets Holdings Ltd.	608,526	5,805,460
		22,235,037
		225,062,986

Ireland 0.2%
Banks 0.1%
Bank of Ireland *	14,254,861	3,039,432
Food, Beverage & Tobacco 0.1%
Glanbia plc	94,141	1,596,338
Kerry Group plc, A Shares	74,152	5,256,876
		6,853,214
Transportation 0.0%
Ryanair Holdings plc *	137,691	2,001,057
		11,893,703

Israel 0.5%
Banks 0.2%
Bank Hapoalim B.M.	545,376	3,280,307
Bank Leumi Le-Israel *	729,841	2,969,697
First International Bank of Israel Ltd.	62,954	863,711
Israel Discount Bank Ltd., A Shares *	656,585	1,339,234
Mizrahi Tefahot Bank Ltd.	89,101	1,248,237
		9,701,186
Capital Goods 0.0%
Elbit Systems Ltd.	10,788	1,091,209
Materials 0.0%
Frutarom Industries Ltd.	17,960	965,012
Israel Chemicals Ltd.	326,477	1,251,783
		2,216,795
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	435,831	16,142,310
Real Estate 0.0%
Azrieli Group	19,136	835,038
Gazit-Globe Ltd.	70,834	642,216
		1,477,254
Software & Services 0.0%
NICE Ltd.	29,495	1,947,921
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,263,168	2,332,671
		34,909,346

Italy 1.7%
Automobiles & Components 0.1%
Ferrari N.V.	67,746	3,715,417
Fiat Chrysler Automobiles N.V.	474,942	3,672,836
		7,388,253
Banks 0.3%
Intesa Sanpaolo S.p.A.	5,961,238	13,254,433
Mediobanca S.p.A.	279,864	1,932,686
UniCredit S.p.A.	2,322,381	4,981,361
Unione di Banche Italiane S.p.A. (a)	367,547	821,896
		20,990,376

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 0.1%
CNH Industrial N.V.	467,305	3,985,565
Leonardo-Finmeccanica S.p.A. *	194,881	2,532,439
Prysmian S.p.A.	98,587	2,360,394
		8,878,398
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	89,246	4,648,402
Diversified Financials 0.1%
Banca Mediolanum S.p.A.	113,538	735,895
EXOR S.p.A.	66,976	2,814,216
		3,550,111
Energy 0.4%
Eni S.p.A.	1,160,627	16,177,874
Saipem S.p.A. *	3,012,568	1,355,310
Snam S.p.A.	1,086,273	4,210,570
Tenaris S.A.	220,064	3,517,998
		25,261,752
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	156,552	1,511,240
Parmalat S.p.A.	230,169	611,385
		2,122,625
Insurance 0.1%
Assicurazioni Generali S.p.A.	588,432	7,440,565
Poste Italiane S.p.A. (b)	180,859	1,125,231
UnipolSai S.p.A.	477,238	911,257
		9,477,053
Media 0.0%
Mediaset S.p.A.	418,600	1,015,100
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	43,136	1,175,540
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	4,320,004	3,269,728
Telecom Italia S.p.A. - RSP *	3,100,032	1,936,934
		5,206,662
Transportation 0.1%
Atlantia S.p.A.	222,665	4,950,814
Utilities 0.3%
Enel S.p.A.	3,609,966	14,605,526
Italgas S.p.A. *	217,210	777,886
Terna Rete Elettrica Nazionale S.p.A.	748,696	3,249,934
		18,633,346
		113,298,432

Japan 22.6%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	91,912	3,944,444
Bridgestone Corp.	299,496	11,478,336
Denso Corp.	234,744	10,259,556
Fuji Heavy Industries Ltd.	285,258	11,628,623
Honda Motor Co., Ltd.	841,124	24,596,298
Isuzu Motors Ltd.	289,864	3,431,713
Koito Manufacturing Co., Ltd.	53,123	2,778,648
Mazda Motor Corp.	265,902	4,279,822
Mitsubishi Motors Corp.	314,601	1,460,564
NGK Spark Plug Co., Ltd.	103,426	2,129,426
Nissan Motor Co., Ltd.	946,955	8,780,183
NOK Corp.	61,064	1,219,190
Stanley Electric Co., Ltd.	81,688	2,261,842
Sumitomo Electric Industries Ltd.	404,011	5,681,931
Sumitomo Rubber Industries Ltd.	100,758	1,670,384
Suzuki Motor Corp.	192,745	6,224,947
The Yokohama Rubber Co., Ltd.	55,825	1,012,684
Toyo Tire & Rubber Co., Ltd.	21,384	262,174
Security	Number of Shares	Value ($)
Toyota Industries Corp.	72,611	3,415,639
Toyota Motor Corp.	1,299,342	75,820,132
Yamaha Motor Co., Ltd.	156,030	3,602,746
		185,939,282
Banks 1.9%
Aozora Bank Ltd.	703,308	2,425,732
Concordia Financial Group Ltd.	796,228	3,672,103
Fukuoka Financial Group, Inc.	445,509	1,935,381
Japan Post Bank Co., Ltd.	194,744	2,305,583
Kyushu Financial Group, Inc.	215,776	1,425,945
Mitsubishi UFJ Financial Group, Inc.	6,436,119	37,833,275
Mizuho Financial Group, Inc.	11,649,998	20,714,289
Resona Holdings, Inc.	1,112,300	5,369,926
Seven Bank Ltd.	239,200	684,358
Shinsei Bank Ltd.	830,554	1,333,901
Sumitomo Mitsui Financial Group, Inc.	606,850	22,400,378
Sumitomo Mitsui Trust Holdings, Inc.	185,089	6,741,141
Suruga Bank Ltd.	93,898	2,123,614
The Bank of Kyoto Ltd.	196,324	1,366,317
The Chiba Bank Ltd.	306,896	1,826,105
The Chugoku Bank Ltd.	110,563	1,500,113
The Gunma Bank Ltd.	247,621	1,262,607
The Hachijuni Bank Ltd.	309,278	1,663,850
The Hiroshima Bank Ltd.	314,560	1,391,358
The Iyo Bank Ltd.	188,072	1,211,504
The Juroku Bank Ltd.	244,964	788,993
The San-In Godo Bank Ltd.	82,750	633,997
The Shiga Bank Ltd.	136,774	715,409
The Shizuoka Bank Ltd.	259,256	2,104,628
Yamaguchi Financial Group, Inc.	122,087	1,275,032
		124,705,539
Capital Goods 3.2%
Amada Holdings Co., Ltd.	191,605	2,140,622
Asahi Glass Co., Ltd.	398,337	2,597,432
COMSYS Holdings Corp.	84,115	1,443,195
Daikin Industries Ltd.	136,363	12,823,112
Ebara Corp.	44,233	1,154,495
FANUC Corp.	88,795	15,043,990
Fuji Electric Co., Ltd.	276,039	1,361,481
Hino Motors Ltd.	179,973	1,833,768
Hoshizaki Corp.	25,971	2,208,601
IHI Corp. *	655,668	1,824,097
ITOCHU Corp.	741,992	10,171,499
JGC Corp.	112,954	1,871,580
JTEKT Corp.	117,818	1,892,202
Kajima Corp.	411,704	2,897,772
Kawasaki Heavy Industries Ltd.	715,218	2,265,950
Keihan Holdings Co., Ltd.	247,586	1,581,839
Komatsu Ltd.	478,900	11,068,350
Kubota Corp.	569,975	8,641,290
Kurita Water Industries Ltd.	57,719	1,204,579
Kyudenko Corp.	9,419	265,347
LIXIL Group Corp.	136,974	3,058,158
Mabuchi Motor Co., Ltd.	27,509	1,537,868
Makita Corp.	57,736	3,926,930
Marubeni Corp.	736,766	4,049,643
Minebea Co., Ltd.	174,886	1,740,495
MISUMI Group, Inc.	146,857	2,636,969
Mitsubishi Corp.	637,464	13,826,778
Mitsubishi Electric Corp.	959,658	13,277,466
Mitsubishi Heavy Industries Ltd.	1,440,440	6,406,731
Mitsui & Co., Ltd.	864,657	11,697,475
Mitsui Engineering & Shipbuilding Co., Ltd.	531,804	765,421
MonotaRO Co., Ltd.	31,827	682,376
Nabtesco Corp.	60,144	1,534,940
NGK Insulators Ltd.	122,948	2,358,720
Nidec Corp.	113,565	10,205,850
NSK Ltd.	205,122	2,243,030

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NTN Corp.	216,475	815,023
Obayashi Corp.	320,926	3,064,351
Seibu Holdings, Inc.	87,282	1,571,068
Shimizu Corp.	323,570	2,993,047
SMC Corp.	27,629	7,885,340
Sojitz Corp.	1,029,470	2,620,091
Sumitomo Corp.	616,446	7,384,693
Sumitomo Heavy Industries Ltd.	311,300	1,882,362
Taisei Corp.	486,003	3,531,620
The Japan Steel Works Ltd.	46,856	836,002
THK Co., Ltd.	82,828	1,788,931
Toshiba Corp. *	1,850,062	6,903,737
TOTO Ltd.	79,097	3,043,928
Toyota Tsusho Corp.	127,967	3,210,827
		211,771,071
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	302,132	2,868,988
Park24 Co., Ltd.	49,984	1,425,670
Recruit Holdings Co., Ltd.	148,683	5,695,742
Secom Co., Ltd.	98,534	7,193,860
Sohgo Security Services Co., Ltd.	32,027	1,308,400
Temp Holdings Co., Ltd.	80,227	1,240,598
Toppan Printing Co., Ltd.	294,986	2,684,633
		22,417,891
Consumer Durables & Apparel 1.0%
Asics Corp.	86,602	1,830,160
Bandai Namco Holdings, Inc.	113,054	3,239,469
Casio Computer Co., Ltd.	110,572	1,450,745
Haseko Corp.	175,156	1,820,042
Iida Group Holdings Co., Ltd.	62,993	1,226,192
Nikon Corp.	218,440	3,220,670
Panasonic Corp.	1,026,378	10,484,918
Rinnai Corp.	26,406	2,254,863
Sega Sammy Holdings, Inc.	88,834	1,333,153
Sekisui Chemical Co., Ltd.	191,560	2,911,773
Sekisui House Ltd.	282,276	4,632,552
Sharp Corp. *	655,726	1,087,649
Shimano, Inc.	36,440	6,009,106
Sony Corp.	588,946	16,994,642
Sumitomo Forestry Co., Ltd.	122,379	1,680,839
Wacoal Holdings Corp.	48,640	566,460
Yamaha Corp.	75,952	2,322,987
		63,066,220
Consumer Services 0.1%
Benesse Holdings, Inc.	48,888	1,302,164
Oriental Land Co., Ltd.	100,932	5,772,731
Resorttrust, Inc.	51,022	991,827
		8,066,722
Diversified Financials 0.6%
Acom Co., Ltd. *	266,656	1,280,098
AEON Financial Service Co., Ltd.	50,619	845,834
Credit Saison Co., Ltd.	110,872	1,995,686
Daiwa Securities Group, Inc.	780,532	4,708,743
Japan Exchange Group, Inc.	257,460	3,827,612
Mitsubishi UFJ Lease & Finance Co., Ltd.	405,306	1,874,556
Nomura Holdings, Inc.	1,674,400	9,022,613
ORIX Corp.	591,654	9,250,354
SBI Holdings, Inc.	181,948	2,286,625
Zenkoku Hosho Co., Ltd.	51,042	1,735,818
		36,827,939
Energy 0.2%
Idemitsu Kosan Co., Ltd.	58,144	1,320,608
Inpex Corp.	478,400	4,555,391
JX Holdings, Inc.	1,355,440	5,191,224
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	139,712	1,251,884
TonenGeneral Sekiyu K.K.	153,955	1,471,385
		13,790,492
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	348,125	4,814,998
Ain Holdings, Inc.	4,946	346,821
FamilyMart UNY Holdings Co., Ltd.	42,870	2,690,074
Kusuri no Aoki Holdings Co., Ltd.	6,476	276,500
Lawson, Inc.	31,545	2,192,605
Matsumotokiyoshi Holdings Co., Ltd.	20,697	991,756
Seven & i Holdings Co., Ltd.	362,596	14,113,066
Sugi Holdings Co., Ltd.	22,138	1,037,491
Sundrug Co., Ltd.	19,856	1,387,106
Tsuruha Holdings, Inc.	19,856	2,035,351
		29,885,768
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	249,728	4,849,034
Asahi Group Holdings Ltd.	195,334	6,380,562
Calbee, Inc.	33,664	1,053,246
Ezaki Glico Co., Ltd.	41,422	1,944,866
Itoham Yonekyu Holdings, Inc. *	141,966	1,243,425
Japan Tobacco, Inc.	550,476	19,063,393
Kewpie Corp.	79,902	1,895,433
Kikkoman Corp.	108,190	3,323,226
Kirin Holdings Co., Ltd.	459,737	7,518,714
Megmilk Snow Brand Co., Ltd.	44,832	1,259,050
MEIJI Holdings Co., Ltd.	64,723	5,180,339
NH Foods Ltd.	81,988	2,119,765
Nichirei Corp.	51,534	1,047,007
Nisshin Seifun Group, Inc.	187,396	2,636,323
Nissin Foods Holdings Co., Ltd.	39,112	2,045,790
Sapporo Holdings Ltd.	43,926	1,160,360
Suntory Beverage & Food Ltd.	62,300	2,676,366
Toyo Suisan Kaisha Ltd.	51,222	1,820,607
Yakult Honsha Co., Ltd.	53,424	2,353,666
Yamazaki Baking Co., Ltd.	60,084	1,196,460
		70,767,632
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	129,784	2,076,407
Asahi Intecc Co., Ltd.	16,928	660,362
Hoya Corp.	199,774	7,887,869
M3, Inc.	86,586	2,243,964
Miraca Holdings, Inc.	25,300	1,136,829
Nipro Corp.	98,862	1,091,477
Olympus Corp.	149,861	5,287,123
Suzuken Co., Ltd.	43,076	1,292,904
Sysmex Corp.	66,156	4,000,306
Terumo Corp.	175,673	6,205,484
		31,882,725
Household & Personal Products 0.4%
Kao Corp.	247,170	11,425,200
Kobayashi Pharmaceutical Co., Ltd.	25,790	1,133,950
Kose Corp.	12,695	1,021,661
Lion Corp.	112,954	1,843,823
Pigeon Corp.	55,075	1,393,490
Shiseido Co., Ltd.	224,120	5,721,752
Unicharm Corp.	184,468	3,941,264
		26,481,140
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	569,796	9,168,642
Japan Post Holdings Co., Ltd.	209,128	2,600,679
Japan Post Insurance Co., Ltd.	29,888	605,655
MS&AD Insurance Group Holdings, Inc.	239,200	7,450,268
Sompo Holdings, Inc.	201,891	6,605,377
Sony Financial Holdings, Inc.	72,760	1,053,614

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
T&D Holdings, Inc.	323,360	4,055,302
Tokio Marine Holdings, Inc.	328,785	14,135,923
		45,675,460
Materials 1.5%
Air Water, Inc.	115,336	1,978,866
Asahi Kasei Corp.	650,904	5,812,408
Daicel Corp.	162,976	1,802,183
Denka Co., Ltd.	218,080	966,523
DIC Corp.	41,913	1,300,298
Dowa Holdings Co., Ltd.	157,070	1,210,299
Hitachi Chemical Co., Ltd.	51,022	1,123,921
Hitachi Metals Ltd.	117,718	1,544,503
JFE Holdings, Inc.	246,446	3,611,960
JSR Corp.	140,842	2,034,542
Kaneka Corp.	125,330	1,002,024
Kansai Paint Co., Ltd.	103,426	1,901,597
Kobe Steel Ltd. *	178,815	1,693,285
Kuraray Co., Ltd.	239,200	3,396,600
Maruichi Steel Tube Ltd.	18,795	607,833
Mitsubishi Chemical Holdings Corp.	715,471	4,517,806
Mitsubishi Gas Chemical Co., Inc.	78,112	1,188,698
Mitsubishi Materials Corp.	75,077	2,230,336
Mitsui Chemicals, Inc.	481,389	2,234,892
Nippon Kayaku Co., Ltd.	76,837	895,516
Nippon Paint Holdings Co., Ltd.	99,114	3,140,125
Nippon Shokubai Co., Ltd.	15,254	938,440
Nippon Steel & Sumitomo Metal Corp.	376,941	8,114,760
Nissan Chemical Industries Ltd.	67,655	2,259,224
Nisshin Steel Co., Ltd.	36,630	470,955
Nitto Denko Corp.	74,942	5,193,225
Oji Holdings Corp.	410,842	1,691,034
Shin-Etsu Chemical Co., Ltd.	194,944	14,473,880
Sumitomo Chemical Co., Ltd.	639,025	2,933,082
Sumitomo Metal Mining Co., Ltd.	247,346	3,316,905
Sumitomo Osaka Cement Co., Ltd.	117,718	417,378
Taiheiyo Cement Corp.	608,594	1,912,121
Teijin Ltd.	110,528	2,054,485
Toray Industries, Inc.	728,062	5,938,486
Tosoh Corp.	297,544	2,005,475
Toyo Seikan Group Holdings Ltd.	64,199	1,213,609
Ube Industries Ltd.	475,382	992,943
		98,120,217
Media 0.2%
CyberAgent, Inc.	48,440	1,182,251
Dentsu, Inc.	114,936	5,275,486
Hakuhodo DY Holdings, Inc.	127,738	1,488,754
Shochiku Co., Ltd.	65,314	708,483
Toho Co., Ltd.	62,332	1,797,013
		10,451,987
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	1,017,995	14,111,397
Chugai Pharmaceutical Co., Ltd.	105,908	2,988,233
Daiichi Sankyo Co., Ltd.	305,349	6,383,266
Eisai Co., Ltd.	124,552	7,224,224
Hisamitsu Pharmaceutical Co., Inc.	38,746	1,870,227
Kaken Pharmaceutical Co., Ltd.	19,232	1,026,202
Kyowa Hakko Kirin Co., Ltd.	118,762	1,700,992
Mitsubishi Tanabe Pharma Corp.	145,072	2,738,601
Nippon Shinyaku Co., Ltd.	27,202	1,270,039
Ono Pharmaceutical Co., Ltd.	221,208	4,918,430
Otsuka Holdings Co., Ltd.	189,066	7,710,647
PeptiDream, Inc. *(a)	25,740	1,287,621
Rohto Pharmaceutical Co., Ltd.	46,258	656,044
Santen Pharmaceutical Co., Ltd.	199,240	2,440,994
Sawai Pharmaceutical Co., Ltd.	15,972	859,260
Shionogi & Co., Ltd.	139,556	6,625,986
Sumitomo Dainippon Pharma Co., Ltd.	112,690	1,848,415
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	19,706	1,687,924
Takeda Pharmaceutical Co., Ltd.	354,736	14,585,442
Tsumura & Co.	54,810	1,488,762
		83,422,706
Real Estate 0.7%
Aeon Mall Co., Ltd.	62,818	909,647
Daito Trust Construction Co., Ltd.	34,339	5,356,758
Daiwa House Industry Co., Ltd.	335,858	9,585,416
Hulic Co., Ltd.	170,882	1,610,665
Mitsubishi Estate Co., Ltd.	602,792	12,196,559
Mitsui Fudosan Co., Ltd.	440,519	10,401,653
Nomura Real Estate Holdings, Inc.	50,977	828,552
NTT Urban Development Corp.	132,210	1,144,053
Sumitomo Realty & Development Co., Ltd.	193,762	5,371,839
Tokyo Tatemono Co., Ltd.	79,085	1,024,437
Tokyu Fudosan Holdings Corp.	239,200	1,375,014
		49,804,593
Retailing 0.6%
Adastria Co., Ltd.	12,865	364,684
Aoyama Trading Co., Ltd.	43,976	1,499,379
Don Quijote Holdings Co., Ltd.	50,881	1,953,612
Fast Retailing Co., Ltd.	24,374	8,464,427
Hikari Tsushin, Inc.	9,578	857,393
Isetan Mitsukoshi Holdings Ltd.	193,831	2,145,078
J Front Retailing Co., Ltd.	115,920	1,639,941
Marui Group Co., Ltd.	149,753	2,071,269
Nitori Holdings Co., Ltd.	34,254	3,589,388
Rakuten, Inc.	420,126	4,159,043
Ryohin Keikaku Co., Ltd.	12,491	2,458,845
Sanrio Co., Ltd. (a)	45,658	807,014
Shimamura Co., Ltd.	14,440	1,726,033
Start Today Co., Ltd.	74,267	1,145,176
Takashimaya Co., Ltd.	153,448	1,278,004
USS Co., Ltd.	148,913	2,392,906
Yamada Denki Co., Ltd.	436,324	2,339,672
		38,891,864
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	137,562	1,872,471
Disco Corp.	9,928	1,181,480
Rohm Co., Ltd.	39,433	2,162,940
SCREEN Holdings Co., Ltd.	17,222	1,030,796
Tokyo Electron Ltd.	74,476	6,846,602
		13,094,289
Software & Services 0.6%
DeNA Co., Ltd.	54,784	1,675,565
Fujitsu Ltd.	840,082	4,975,096
Kakaku.com, Inc.	59,187	932,385
Konami Holdings Corp.	57,668	1,958,622
Nexon Co., Ltd.	58,068	814,873
Nintendo Co., Ltd.	50,469	12,302,220
Nomura Research Institute Ltd.	60,725	2,067,778
NTT Data Corp.	62,532	3,122,621
Obic Co., Ltd.	45,658	2,015,532
Oracle Corp. Japan	35,036	1,752,646
Otsuka Corp.	33,848	1,654,600
Square Enix Holdings Co., Ltd.	50,322	1,273,231
TIS, Inc.	77,431	1,634,311
Trend Micro, Inc.	48,168	1,737,421
Yahoo Japan Corp.	717,600	2,619,875
		40,536,776
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	95,056	2,396,734
Azbil Corp.	33,668	915,975
Brother Industries Ltd.	129,392	2,221,166
Canon, Inc.	510,476	14,609,349
Citizen Watch Co., Ltd.	182,220	1,117,836

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FUJIFILM Holdings Corp.	173,428	6,467,116
Hamamatsu Photonics K.K.	101,444	2,702,028
Hirose Electric Co., Ltd.	13,271	1,594,453
Hitachi High-Technologies Corp.	28,125	1,113,201
Hitachi Ltd.	2,133,968	11,411,003
Ibiden Co., Ltd.	60,363	823,240
Keyence Corp.	20,756	14,250,225
Konica Minolta, Inc.	232,938	2,232,378
Kyocera Corp.	141,326	6,742,272
Murata Manufacturing Co., Ltd.	91,793	12,426,232
NEC Corp.	1,261,367	3,298,849
Nippon Electric Glass Co., Ltd.	180,533	966,476
Omron Corp.	87,224	3,230,377
Ricoh Co., Ltd.	299,750	2,422,833
Seiko Epson Corp.	142,194	2,861,476
Shimadzu Corp.	119,914	1,834,307
TDK Corp.	55,465	3,743,261
Yaskawa Electric Corp.	103,426	1,592,985
Yokogawa Electric Corp.	178,812	2,487,314
		103,461,086
Telecommunication Services 1.0%
KDDI Corp.	860,266	22,641,956
Nippon Telegraph & Telephone Corp.	140,874	5,718,042
NTT DOCOMO, Inc.	644,568	14,843,534
SoftBank Group Corp.	414,944	24,442,530
		67,646,062
Transportation 1.2%
ANA Holdings, Inc.	591,566	1,647,320
Central Japan Railway Co.	87,370	14,323,328
East Japan Railway Co.	182,232	15,618,743
Hankyu Hanshin Holdings, Inc.	125,013	3,966,142
Japan Airlines Co., Ltd.	44,898	1,333,799
Japan Airport Terminal Co., Ltd. (a)	25,740	961,198
Kawasaki Kisen Kaisha Ltd. (a)	455,279	1,002,896
Keikyu Corp.	236,818	2,554,297
Keio Corp.	342,626	2,742,331
Keisei Electric Railway Co., Ltd.	83,723	1,994,157
Kintetsu Group Holdings Co., Ltd.	785,296	3,046,214
Kyushu Railway Co. *	72,190	1,876,579
Mitsubishi Logistics Corp.	86,264	1,171,183
Mitsui OSK Lines Ltd.	601,738	1,552,600
Nagoya Railroad Co., Ltd.	368,813	1,815,824
Nankai Electric Railway Co., Ltd.	198,555	911,354
Nippon Express Co., Ltd.	409,577	2,124,358
Nippon Yusen K.K.	756,712	1,407,898
Nishi-Nippon Railroad Co., Ltd.	128,620	573,425
Odakyu Electric Railway Co., Ltd.	147,163	2,889,145
Sotetsu Holdings, Inc.	170,212	838,027
Tobu Railway Co., Ltd.	541,332	2,603,448
Tokyu Corp.	454,580	3,407,006
West Japan Railway Co.	86,957	5,309,227
Yamato Holdings Co., Ltd.	213,260	4,288,782
		79,959,281
Utilities 0.5%
Chubu Electric Power Co., Inc.	338,949	4,775,836
Electric Power Development Co., Ltd.	111,989	2,465,930
Hokkaido Electric Power Co., Inc.	74,542	542,980
Hokuriku Electric Power Co.	165,751	1,800,867
Kyushu Electric Power Co., Inc.	239,200	2,361,666
Osaka Gas Co., Ltd.	892,501	3,388,441
Shikoku Electric Power Co., Inc.	85,790	821,422
The Chugoku Electric Power Co., Inc.	165,926	1,895,964
The Kansai Electric Power Co., Inc. *	391,461	3,875,273
Toho Gas Co., Ltd.	318,806	2,534,892
Tohoku Electric Power Co., Inc.	239,200	2,798,311
Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	752,384	2,806,294
Tokyo Gas Co., Ltd.	1,110,684	4,861,101
		34,928,977
		1,491,595,719

Netherlands 2.6%
Banks 0.4%
ABN AMRO Group N.V. (b)	101,550	2,197,574
ING Groep N.V.	1,805,722	24,614,296
		26,811,870
Capital Goods 0.2%
Boskalis Westminster	31,442	982,266
Koninklijke Philips N.V.	431,671	12,427,853
		13,410,119
Commercial & Professional Services 0.2%
Randstad Holding N.V.	53,594	2,723,804
RELX N.V.	433,008	7,000,262
Wolters Kluwer N.V.	143,520	5,179,408
		14,903,474
Energy 0.0%
Koninklijke Vopak N.V.	43,844	2,051,078
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	556,299	10,982,167
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	52,624	3,700,541
Heineken N.V.	105,575	7,920,211
		11,620,752
Household & Personal Products 0.4%
Unilever N.V. CVA	745,134	29,937,837
Insurance 0.1%
Aegon N.V.	937,308	4,770,633
NN Group N.V.	149,931	4,823,888
		9,594,521
Materials 0.3%
Akzo Nobel N.V.	110,032	6,858,580
ArcelorMittal *	857,930	6,487,135
Koninklijke DSM N.V.	88,504	5,372,101
		18,717,816
Media 0.1%
Altice N.V., A Shares *	193,042	3,327,657
Altice N.V., B Shares *	39,198	681,724
		4,009,381
Real Estate 0.2%
Unibail-Rodamco SE	46,100	10,184,022
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	153,292	15,874,195
Software & Services 0.0%
Gemalto N.V.	41,206	2,103,389
Telecommunication Services 0.1%
Koninklijke KPN N.V.	1,442,719	4,161,255
		174,361,876

New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	488,284	1,367,078
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	227,952	1,321,662
Ryman Healthcare Ltd.	180,412	1,118,916
		2,440,578

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.1%
Fletcher Building Ltd.	462,305	3,368,570
Real Estate 0.0%
Kiwi Property Group Ltd.	1,204,055	1,246,014
Telecommunication Services 0.0%
Spark New Zealand Ltd.	952,016	2,452,858
Transportation 0.1%
Auckland International Airport Ltd.	636,889	2,778,533
Utilities 0.0%
Contact Energy Ltd.	414,682	1,381,455
		15,035,086

Norway 0.5%
Banks 0.1%
DNB A.S.A.	464,751	6,845,853
Energy 0.1%
Statoil A.S.A.	421,975	7,231,889
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	151,061	2,716,672
Orkla A.S.A.	478,400	4,265,232
		6,981,904
Insurance 0.0%
Gjensidige Forsikring A.S.A.	105,248	1,683,839
Materials 0.1%
Norsk Hydro A.S.A.	560,092	2,640,867
Yara International A.S.A.	84,147	3,113,572
		5,754,439
Media 0.0%
Schibsted A.S.A., B Shares	43,056	873,951
Schibsted A.S.A., Class A	43,056	929,585
		1,803,536
Telecommunication Services 0.1%
Telenor A.S.A.	308,568	4,559,752
		34,861,212

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(c)(d)	505,213	—
Energy 0.0%
Galp Energia, SGPS, S.A.	236,808	3,206,643
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	112,908	1,785,812
Utilities 0.1%
EDP - Energias de Portugal S.A.	1,212,744	3,508,227
		8,500,682

Republic of Korea 3.9%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd.	34,988	1,622,129
Hanon Systems	107,790	899,902
Hyundai Mobis Co., Ltd.	28,534	6,077,555
Hyundai Motor Co.	61,845	7,035,957
Hyundai Wia Corp.	8,595	505,826
Kia Motors Corp.	109,710	3,509,819
Mando Corp.	1,921	411,625
		20,062,813
Banks 0.4%
BNK Financial Group, Inc.	127,689	978,652
Hana Financial Group, Inc.	137,831	3,790,485
Industrial Bank of Korea	90,000	1,004,662
KB Financial Group, Inc. ADR	217,864	7,803,889
Security	Number of Shares	Value ($)
Shinhan Financial Group Co., Ltd. ADR	226,048	8,571,740
Woori Bank	110,000	1,129,122
		23,278,550
Capital Goods 0.4%
CJ Corp.	6,762	1,015,124
Daelim Industrial Co., Ltd.	14,143	924,276
Doosan Corp.	3,746	354,077
Doosan Heavy Industries & Construction Co., Ltd.	27,688	611,052
Doosan Infracore Co., Ltd. *	53,426	356,920
GS Engineering & Construction Corp. *	14,464	292,608
Hanwha Corp.	40,000	1,207,818
Hanwha Techwin Co., Ltd.	14,690	601,272
Hyundai Development Co-Engineering & Construction	32,264	1,139,817
Hyundai Engineering & Construction Co., Ltd.	27,409	922,582
Hyundai Heavy Industries Co., Ltd. *	21,125	2,565,972
KCC Corp.	2,032	647,466
Korea Aerospace Industries Ltd.	25,517	1,447,138
LG Corp.	32,925	1,591,260
LG Hausys Ltd.	1,709	131,568
LS Corp.	6,889	358,873
Neo Holdings Co., Ltd. *(c)(d)	1,746	—
Posco Daewoo Corp.	15,027	342,560
Samsung C&T Corp.	45,798	5,014,451
Samsung Heavy Industries Co., Ltd. *	104,574	742,453
SK Holdings Co., Ltd.	14,531	2,877,487
		23,144,774
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd.	11,174	551,508
S-1 Corp.	6,932	562,719
		1,114,227
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	23,955	1,731,489
Hanssem Co., Ltd.	4,786	845,395
LG Electronics, Inc.	50,148	1,926,047
		4,502,931
Consumer Services 0.0%
Kangwon Land, Inc.	44,840	1,367,389
Paradise Co., Ltd.	27,918	320,004
		1,687,393
Diversified Financials 0.0%
Korea Investment Holdings Co., Ltd.	18,000	616,654
Mirae Asset Daewoo Co., Ltd.	73,600	437,552
Mirae Asset Securities Co., Ltd.	45,000	785,253
Samsung Card Co., Ltd.	15,251	545,308
Samsung Securities Co., Ltd.	30,959	848,754
		3,233,521
Energy 0.1%
GS Holdings Corp.	22,750	1,058,637
S-Oil Corp.	23,105	1,660,169
SK Innovation Co., Ltd.	26,524	3,459,997
		6,178,803
Food & Staples Retailing 0.1%
BGF retail Co., Ltd.	8,000	595,355
Dongsuh Cos., Inc.	13,651	310,609
E-MART, Inc.	15,172	2,439,875
		3,345,839
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	3,778	1,240,967
KT&G Corp.	48,213	4,330,324
Lotte Chilsung Beverage Co., Ltd.	387	518,736

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lotte Confectionery Co., Ltd.	9,560	1,459,698
Orion Corp.	1,677	975,459
		8,525,184
Household & Personal Products 0.1%
Amorepacific Corp.	13,740	3,855,028
AMOREPACIFIC Group	12,865	1,419,601
LG Household & Health Care Ltd.	4,245	2,857,718
		8,132,347
Insurance 0.2%
Dongbu Insurance Co., Ltd.	20,977	1,309,885
Hanwha Life Insurance Co., Ltd.	85,793	488,757
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,595,242
Samsung Fire & Marine Insurance Co., Ltd.	15,480	3,879,766
Samsung Life Insurance Co., Ltd.	30,416	2,966,018
		10,239,668
Materials 0.3%
Hanwha Chemical Corp.	35,831	712,605
Hyosung Corp.	10,224	1,215,633
Hyundai Steel Co.	36,083	1,540,175
Korea Zinc Co., Ltd.	3,829	1,545,946
Kumho Petrochemical Co., Ltd.	10,221	638,239
LG Chem Ltd.	19,824	3,840,841
Lotte Chemical Corp.	5,908	1,624,757
LOTTE Fine Chemical Co., Ltd.	12,781	302,839
OCI Co., Ltd. *	10,000	629,571
POSCO ADR	165,524	8,843,947
		20,894,553
Media 0.0%
Cheil Worldwide, Inc.	46,165	590,365
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	31,266	2,738,667
Hanmi Pharm Co., Ltd.	2,903	915,064
Hanmi Science Co., Ltd.	6,000	384,928
Yuhan Corp.	2,866	482,958
		4,521,617
Retailing 0.0%
Hotel Shilla Co., Ltd.	11,208	483,198
Hyundai Department Store Co., Ltd.	8,016	740,540
Lotte Shopping Co., Ltd.	5,088	944,439
Shinsegae Co., Ltd.	4,069	628,249
		2,796,426
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	241,523	8,863,040
Software & Services 0.2%
Kakao Corp.	13,976	928,904
NAVER Corp.	12,333	8,418,574
NCSoft Corp.	8,006	1,862,737
NHN Entertainment Corp. *	12,554	502,031
Samsung SDS Co., Ltd.	15,160	1,750,652
		13,462,898
Technology Hardware & Equipment 1.2%
LG Display Co., Ltd. ADR	239,200	2,841,696
Samsung Electro-Mechanics Co., Ltd.	18,815	745,164
Samsung Electronics Co., Ltd. GDR	96,186	70,552,431
Samsung SDI Co., Ltd.	24,303	1,918,795
		76,058,086
Telecommunication Services 0.1%
KT Corp. ADR	165,048	2,289,215
LG Uplus Corp.	87,570	857,685
SK Telecom Co., Ltd. ADR	153,764	3,259,797
		6,406,697
Security	Number of Shares	Value ($)
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	495,000
Hyundai Glovis Co., Ltd.	8,249	1,121,929
Korean Air Lines Co., Ltd. *	20,781	555,499
		2,172,428
Utilities 0.1%
Korea Electric Power Corp. ADR	239,200	4,733,768
Korea Gas Corp.	9,633	353,085
		5,086,853
		254,299,013

Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	830,863	10,179,870
Oversea-Chinese Banking Corp., Ltd.	1,497,490	9,492,606
United Overseas Bank Ltd.	565,212	8,053,600
		27,726,076
Capital Goods 0.1%
Keppel Corp., Ltd.	685,284	2,607,371
Noble Group Ltd. *	2,773,907	307,910
Sembcorp Industries Ltd.	574,500	1,082,903
Singapore Technologies Engineering Ltd.	1,022,114	2,411,858
Yangzijiang Shipbuilding Holdings Ltd.	1,569,712	898,606
		7,308,648
Consumer Services 0.1%
Genting Singapore plc	2,865,636	1,940,566
Diversified Financials 0.0%
Singapore Exchange Ltd.	323,282	1,647,556
Food & Staples Retailing 0.0%
Olam International Ltd.	164,607	229,834
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	3,705,860	1,112,483
Wilmar International Ltd.	1,071,631	2,633,441
		3,745,924
Media 0.0%
Singapore Press Holdings Ltd.	638,994	1,672,876
Real Estate 0.2%
Ascendas Real Estate Investment Trust	811,541	1,331,417
CapitaLand Commercial Trust	1,452,928	1,551,927
CapitaLand Ltd.	1,512,949	3,253,199
CapitaLand Mall Trust	1,417,048	1,929,100
City Developments Ltd.	287,139	1,691,883
Global Logistic Properties Ltd.	1,620,558	2,330,598
Suntec Real Estate Investment Trust	645,260	763,555
Wing Tai Holdings Ltd.	689,237	777,100
		13,628,779
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	44,620	1,250,693
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	172,504	1,169,376
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	3,409,508	8,997,445
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,404,238	2,470,455
Hutchison Port Holdings Trust	2,392,000	1,004,640
Singapore Airlines Ltd.	242,209	1,690,932
Singapore Post Ltd.	1,287,242	1,330,018
		6,496,045
		75,813,818

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 2.5%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	3,004,820	18,570,446
Banco de Sabadell S.A.	2,287,424	2,855,989
Banco Popular Espanol S.A.	1,651,489	1,448,821
Banco Santander S.A.	6,733,664	30,808,057
Bankia S.A.	1,611,387	1,437,571
Bankinter S.A.	325,415	2,448,159
CaixaBank S.A.	1,254,907	3,651,495
		61,220,538
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	95,680	2,820,103
Ferrovial S.A.	241,592	4,286,295
Gamesa Corp. Tecnologica S.A.	138,335	2,875,483
Zardoya Otis S.A.	74,642	583,558
		10,565,439
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	16,750	712,513
Energy 0.1%
Repsol S.A.	516,672	6,905,878
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	330,504	1,509,677
Insurance 0.0%
Mapfre S.A.	498,960	1,497,909
Media 0.0%
Mediaset Espana Comunicacion S.A.	64,584	663,458
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	159,184	3,123,953
Retailing 0.3%
Industria de Diseno Textil S.A.	539,947	18,486,334
Software & Services 0.1%
Amadeus IT Group S.A.	186,576	8,463,049
Telecommunication Services 0.3%
Telefonica S.A. (a)	1,988,066	16,559,396
Transportation 0.1%
Abertis Infraestructuras S.A.	254,649	3,405,008
Aena S.A. (b)	26,869	3,565,679
		6,970,687
Utilities 0.4%
Acciona S.A.	22,523	1,529,830
Enagas S.A.	107,640	2,654,789
Endesa S.A.	153,776	3,181,764
Gas Natural SDG S.A.	153,770	2,634,375
Iberdrola S.A.	2,596,846	15,644,132
Red Electrica Corp. S.A.	168,840	3,008,971
		28,653,861
		165,332,692

Sweden 2.4%
Banks 0.7%
Nordea Bank AB	1,488,704	15,625,587
Skandinaviska Enskilda Banken AB, A Shares	636,678	6,337,815
Svenska Handelsbanken AB, A Shares	725,955	10,065,234
Swedbank AB, A Shares	492,918	11,367,227
		43,395,863
Capital Goods 0.7%
Alfa Laval AB	169,832	2,546,009
Assa Abloy AB, B Shares	417,198	7,881,210
Atlas Copco AB, A Shares	272,986	8,249,902
Security	Number of Shares	Value ($)
Atlas Copco AB, B Shares	180,562	4,848,497
Sandvik AB	444,912	5,262,607
Skanska AB, B Shares	179,692	4,126,376
SKF AB, B Shares	197,478	3,550,839
Trelleborg AB, B Shares	148,567	2,711,605
Volvo AB, B Shares	703,248	7,510,859
		46,687,904
Commercial & Professional Services 0.0%
Securitas AB, B Shares	203,556	2,987,634
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	112,959	2,639,217
Husqvarna AB, B Shares	174,300	1,288,559
		3,927,776
Diversified Financials 0.2%
Industrivarden AB, A Shares	138,736	2,559,223
Industrivarden AB, C Shares	60,998	1,043,943
Investor AB, B Shares	213,020	7,187,579
Kinnevik AB, B Shares	96,011	2,350,356
		13,141,101
Energy 0.0%
Lundin Petroleum AB *	95,705	1,801,725
Food & Staples Retailing 0.0%
ICA Gruppen AB	77,970	2,309,878
Food, Beverage & Tobacco 0.1%
Swedish Match AB	108,685	3,388,165
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	76,714	1,171,650
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	275,080	7,329,905
Materials 0.0%
Boliden AB	122,869	3,170,212
Real Estate 0.0%
Fastighets AB Balder, B Shares *	41,013	851,180
Retailing 0.2%
Hennes & Mauritz AB, B Shares	433,028	12,565,880
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	117,208	4,147,731
Telefonaktiebolaget LM Ericsson, B Shares	1,391,067	7,155,738
		11,303,469
Telecommunication Services 0.1%
Tele2 AB, B Shares	217,672	1,661,070
Telia Co. AB	1,215,342	4,562,798
		6,223,868
		160,256,210

Switzerland 7.4%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	2,392	1,485,240
Capital Goods 0.5%
ABB Ltd. - Reg'd *	927,132	18,858,465
Geberit AG - Reg'd	17,858	7,056,246
Schindler Holding AG	22,084	3,915,349
Schindler Holding AG - Reg'd	12,706	2,225,250
Sulzer AG - Reg'd	7,176	732,640
		32,787,950
Commercial & Professional Services 0.1%
Adecco Group AG - Reg’d	81,328	5,001,913
DKSH Holding AG	19,136	1,272,728
SGS S.A. - Reg'd	2,392	4,797,385
		11,072,026

13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	241,592	15,759,867
The Swatch Group AG	13,110	3,846,836
The Swatch Group AG - Reg'd	29,186	1,676,121
		21,282,824
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	976,240	12,957,115
Julius Baer Group Ltd. *	110,902	4,891,599
Pargesa Holding S.A.	11,960	757,296
Partners Group Holding AG	8,594	4,167,708
UBS Group AG - Reg'd	1,658,138	26,321,201
		49,094,919
Food, Beverage & Tobacco 1.6%
Aryzta AG *	45,448	1,932,761
Barry Callebaut AG - Reg'd *	500	592,451
Chocoladefabriken Lindt & Sprungli AG	342	1,682,050
Chocoladefabriken Lindt & Sprungli AG - Reg'd	44	2,553,222
Nestle S.A. - Reg'd	1,446,097	97,102,081
		103,862,565
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	26,312	3,174,540
Straumann Holding AG - Reg'd	3,407	1,219,115
		4,393,655
Insurance 0.6%
Baloise Holding AG - Reg'd	21,528	2,588,897
Helvetia Holding AG - Reg'd	2,623	1,360,875
Swiss Life Holding AG - Reg'd *	14,591	4,004,951
Swiss Re AG	168,278	15,462,446
Zurich Insurance Group AG *	71,760	18,773,907
		42,191,076
Materials 0.7%
Clariant AG - Reg'd *	124,566	2,009,149
EMS-Chemie Holding AG - Reg'd	2,000	1,023,904
Givaudan S.A. - Reg'd	4,832	8,595,282
LafargeHolcim Ltd. - Reg'd *	223,735	11,827,546
Sika AG	877	4,247,034
Syngenta AG - Reg'd	43,371	16,558,172
		44,261,087
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg'd *	46,340	8,916,350
Galenica AG - Reg'd	2,461	2,597,138
Lonza Group AG - Reg'd *	20,697	3,689,761
Novartis AG - Reg'd	1,096,499	75,618,765
Roche Holding AG	326,410	72,642,367
Roche Holding AG, Bearer Shares	10,669	2,409,991
		165,874,372
Real Estate 0.1%
PSP Swiss Property AG - Reg'd	7,757	667,072
Swiss Prime Site AG - Reg'd *	35,880	2,930,561
		3,597,633
Retailing 0.0%
Dufry AG - Reg'd *	22,236	2,746,075
Telecommunication Services 0.1%
Swisscom AG - Reg'd	12,384	5,282,332
Transportation 0.1%
Flughafen Zuerich AG - Reg’d	2,144	368,331
Kuehne & Nagel International AG - Reg'd	23,920	3,118,417
		3,486,748
		491,418,502

Security	Number of Shares	Value ($)
United Kingdom 16.1%
Automobiles & Components 0.0%
GKN plc	786,968	3,047,055
Banks 2.0%
Barclays plc	7,906,879	21,333,392
CYBG plc *	459,840	1,620,158
HSBC Holdings plc	9,283,362	73,674,531
Lloyds Banking Group plc	29,824,470	21,563,925
Royal Bank of Scotland Group plc *	1,554,846	3,774,520
Standard Chartered plc *	1,283,375	10,279,712
		132,246,238
Capital Goods 0.8%
Ashtead Group plc	246,376	4,823,575
BAE Systems plc	1,522,060	11,419,481
Bunzl plc	139,893	3,600,516
Cobham plc	969,432	1,990,016
DCC plc	38,817	2,972,926
Howden Joinery Group plc	279,518	1,257,228
IMI plc	155,931	1,889,756
Meggitt plc	364,925	2,153,848
Rolls-Royce Holdings plc *(c)(d)	34,374,558	42,948
Rolls-Royce Holdings plc *	782,916	6,617,357
Smiths Group plc	220,064	3,879,517
The Weir Group plc	102,959	2,325,757
Travis Perkins plc	117,208	1,965,221
Wolseley plc	132,879	7,711,585
		52,649,731
Commercial & Professional Services 0.5%
Aggreko plc	122,283	1,248,980
Babcock International Group plc	127,529	1,521,647
Capita plc	299,000	1,959,378
Experian plc	471,224	8,890,086
G4S plc	679,328	2,071,805
Intertek Group plc	66,504	2,732,834
RELX plc	499,928	8,588,390
Rentokil Initial plc	1,066,832	2,857,738
		29,870,858
Consumer Durables & Apparel 0.3%
Barratt Developments plc	475,724	2,788,783
Bellway plc	55,090	1,680,815
Berkeley Group Holdings plc	74,540	2,306,837
Burberry Group plc	216,475	3,864,930
Persimmon plc	132,573	2,815,825
Taylor Wimpey plc	1,674,400	3,102,430
		16,559,620
Consumer Services 0.5%
Carnival plc	96,595	4,880,535
Compass Group plc	749,183	12,832,964
InterContinental Hotels Group plc	87,719	3,595,849
Merlin Entertainments plc (b)	297,649	1,620,665
Paddy Power Betfair plc	39,136	4,092,640
TUI AG	205,090	2,700,764
Whitbread plc	98,072	4,244,480
William Hill plc	434,341	1,635,052
		35,602,949
Diversified Financials 0.4%
3i Group plc	514,280	4,427,111
Aberdeen Asset Management plc	582,675	1,951,025
Ashmore Group plc	248,463	850,888
Hargreaves Lansdown plc	110,032	1,618,069
Henderson Group plc	526,425	1,524,585
ICAP plc	399,464	2,430,071
Investec plc	295,704	1,921,154
London Stock Exchange Group plc	141,531	4,859,257

14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Provident Financial plc	66,561	2,424,153
Schroders plc	74,152	2,561,649
		24,567,962
Energy 2.3%
BP plc	8,797,891	50,503,146
John Wood Group plc	241,592	2,484,185
Petrofac Ltd.	157,052	1,558,975
Royal Dutch Shell plc, A Shares	2,020,132	51,135,298
Royal Dutch Shell plc, B Shares	1,756,097	46,481,333
		152,162,937
Food & Staples Retailing 0.3%
Booker Group plc	565,500	1,218,068
J Sainsbury plc	756,252	2,182,630
Tesco plc *	3,915,198	10,208,873
Wm Morrison Supermarkets plc	1,150,602	3,126,698
		16,736,269
Food, Beverage & Tobacco 1.6%
Associated British Foods plc	159,711	5,088,346
British American Tobacco plc	866,612	47,570,414
Coca-Cola HBC AG CDI *	95,680	2,032,224
Diageo plc	1,165,443	29,194,902
Imperial Brands plc	434,090	18,618,950
Tate & Lyle plc	263,120	2,228,872
		104,733,708
Health Care Equipment & Services 0.1%
Mediclinic International plc	177,759	1,575,744
Smith & Nephew plc	406,640	5,725,792
		7,301,536
Household & Personal Products 0.7%
Reckitt Benckiser Group plc	295,203	24,943,751
Unilever plc	562,143	22,446,838
		47,390,589
Insurance 0.9%
Admiral Group plc	86,772	2,060,930
Aviva plc	1,996,298	11,148,964
Direct Line Insurance Group plc	641,832	2,784,214
Legal & General Group plc	2,790,203	8,220,178
Old Mutual plc	2,279,783	5,409,039
Prudential plc	1,166,425	22,566,782
RSA Insurance Group plc	449,193	3,033,404
St. James's Place plc	221,525	2,601,670
Standard Life plc	909,393	3,926,693
		61,751,874
Materials 1.5%
Anglo American plc *	623,408	9,229,801
Antofagasta plc	189,825	1,634,083
BHP Billiton plc	981,928	16,114,295
CRH plc	378,511	12,579,453
Croda International plc	74,460	3,034,650
DS Smith plc	426,427	2,093,818
Fresnillo plc	75,521	1,132,271
Glencore plc *	5,521,502	19,267,695
Johnson Matthey plc	87,598	3,425,627
Mondi plc	160,517	3,274,981
Polymetal International plc	113,877	1,064,951
Randgold Resources Ltd.	43,498	3,097,746
Rio Tinto plc	561,185	20,964,227
Smurfit Kappa Group plc	120,396	2,733,182
		99,646,780
Media 0.5%
Daily Mail & General Trust plc, A Shares	105,248	1,003,321
Informa plc	329,385	2,672,911
ITV plc	1,857,105	3,898,049
Pearson plc	369,795	3,675,385
Security	Number of Shares	Value ($)
Sky plc	599,786	5,852,602
WPP plc	605,823	12,935,685
		30,037,953
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	592,195	30,701,678
GlaxoSmithKline plc	2,265,793	42,335,847
Hikma Pharmaceuticals plc	74,477	1,582,807
Shire plc	423,227	24,641,145
		99,261,477
Real Estate 0.3%
Capital & Counties Properties plc	368,854	1,309,725
Derwent London plc	42,239	1,271,839
Hammerson plc	507,104	3,449,821
Intu Properties plc (a)	516,672	1,737,122
Land Securities Group plc	375,544	4,551,286
Segro plc	471,224	2,460,964
The British Land Co. plc	452,726	3,345,737
		18,126,494
Retailing 0.2%
Dixons Carphone plc	469,300	1,945,488
Inchcape plc	174,186	1,324,267
Kingfisher plc	1,209,125	5,334,215
Marks & Spencer Group plc	779,792	3,202,433
Next plc	76,544	4,689,896
		16,496,299
Software & Services 0.2%
Auto Trader Group plc (b)	515,291	2,573,288
Just Eat plc *	232,380	1,699,915
Micro Focus International plc	98,591	2,600,322
Rightmove plc	41,003	1,879,598
The Sage Group plc	583,796	4,795,771
Worldpay Group plc (b)	753,234	2,533,416
		16,082,310
Technology Hardware & Equipment 0.0%
Halma plc	173,425	2,043,266
Telecommunication Services 0.7%
BT Group plc	3,835,460	17,112,321
Inmarsat plc	208,104	1,847,337
Vodafone Group plc	12,185,996	29,521,637
		48,481,295
Transportation 0.1%
easyJet plc	103,358	1,278,442
International Consolidated Airlines Group S.A.	455,689	2,468,080
Royal Mail plc	367,628	2,152,348
		5,898,870
Utilities 0.7%
Centrica plc	2,566,091	6,742,375
National Grid plc	1,763,259	20,117,945
Pennon Group plc	195,049	1,993,419
Severn Trent plc	121,992	3,333,356
SSE plc	504,712	9,301,163
United Utilities Group plc	328,261	3,621,443
		45,109,701
		1,065,805,771
Total Common Stock
(Cost $6,719,041,855)		6,515,288,212

15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	23,011	1,653,538
Porsche Automobil Holding SE	76,544	3,883,693
Volkswagen AG	87,918	11,359,481
		16,896,712
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	80,162	9,294,416
Materials 0.0%
Fuchs Petrolub SE	31,687	1,256,811
		27,447,939

Republic of Korea 0.2%
Automobiles & Components 0.0%
Hyundai Motor Co.	7,653	627,139
Hyundai Motor Co. 2nd	18,811	1,597,821
		2,224,960
Household & Personal Products 0.0%
Amorepacific Corp.	4,500	748,685
Technology Hardware & Equipment 0.2%
Samsung Electronics Co., Ltd.	8,000	9,279,329
		12,252,974

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	96,760	1,529,381
Total Preferred Stock
(Cost $44,120,111)		41,230,294

Rights 0.0% of net assets

Spain 0.0%
Banks 0.0%
CaixaBank S.A. *	1,254,907	51,917
Telecommunication Services 0.0%
Telefonica S.A. *(a)(c)(d)	1,958,981	652,686
Total Rights
(Cost $767,733)		704,603

Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	18,313,335	18,313,335
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (e)	16,685,532	16,685,532
Total Other Investment Companies
(Cost $34,998,867)		34,998,867

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $6,806,279,471 and the unrealized appreciation and depreciation were $357,438,621 and ($571,496,116), respectively, with a net unrealized depreciation of ($214,057,495).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,648,839.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,790,713 or 0.4% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $2,617,247 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	475	38,833,625	(769,836)

16

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,449,482,441	$—	$— *	$5,449,482,441
United Kingdom[1]	1,013,156,040	—	—	1,013,156,040
Capital Goods	52,606,783	—	42,948	52,649,731
Preferred Stock[1]	41,230,294	—	—	41,230,294
Rights [1]
Spain [1]	51,917	—	—	51,917
Telecommunication Services	—	—	652,686	652,686
Other Investment Companies[1]	34,998,867	—	—	34,998,867
Total	$6,591,526,342	$—	$695,634	$6,592,221,976
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($769,836)	$—	$—	($769,836)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
17

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	845,523,275	843,166,999
0.2%	Preferred Stock	2,439,806	2,214,573
0.0%	Rights	12,862	33,903
2.8%	Other Investment Companies	23,561,282	23,822,040
101.7%	Total Investments	871,537,225	869,237,515
(1.7%)	Other Assets and Liabilities, Net		(14,699,250)
100.0%	Net Assets		854,538,265

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 5.4%
Automobiles & Components 0.1%
ARB Corp., Ltd.	34,860	443,266
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	159,206	359,946
Capital Goods 0.2%
Bradken Ltd. *	94,202	222,028
Cardno Ltd. *	112,159	79,554
GWA Group Ltd.	159,945	334,436
Monadelphous Group Ltd. (a)	55,567	437,243
RCR Tomlinson Ltd.	34,172	63,120
Seven Group Holdings Ltd.	56,057	352,879
UGL Ltd. *	93,847	218,417
		1,707,677
Commercial & Professional Services 0.3%
Cabcharge Australia Ltd.	65,164	177,660
Cleanaway Waste Management Ltd.	607,616	496,075
IPH Ltd. (a)	52,135	194,141
McMillan Shakespeare Ltd.	33,883	247,340
Programmed Maintenance Services Ltd.	114,485	133,225
SAI Global Ltd.	150,844	527,164
SG Fleet Group Ltd.	65,164	155,513
SmartGroup Corp., Ltd.	23,952	103,350
Spotless Group Holdings Ltd.	527,369	358,475
Tox Free Solutions Ltd.	96,159	166,250
		2,559,193
Consumer Durables & Apparel 0.1%
Breville Group Ltd.	62,935	409,661
G.U.D. Holdings Ltd.	58,176	442,298
		851,959
Consumer Services 0.4%
Ainsworth Game Technology Ltd.	91,837	120,440
Ardent Leisure Group	270,681	427,984
Collins Foods Ltd.	36,724	159,545
G8 Education Ltd. (a)	193,194	458,200
IDP Education Ltd.	98,426	301,797
InvoCare Ltd.	63,233	603,151
Mantra Group Ltd.	159,232	365,887
Security	Number of Shares	Value ($)
Navitas Ltd.	188,222	717,590
Retail Food Group Ltd.	79,410	363,180
		3,517,774
Diversified Financials 0.2%
Blue Sky Alternative Investments Ltd.	11,726	66,364
BT Investment Management Ltd.	109,570	888,894
Credit Corp. Group Ltd.	19,518	256,547
Eclipx Group Ltd.	98,987	285,233
FlexiGroup Ltd.	175,784	298,719
OFX Group Ltd. (a)	140,398	171,160
		1,966,917
Energy 0.1%
AWE Ltd. *	233,962	103,718
Beach Energy Ltd.	844,856	499,377
Karoon Gas Australia Ltd. *	165,067	226,845
Liquefied Natural Gas Ltd. *	211,980	96,322
Paladin Energy Ltd. *(a)	958,877	58,803
Senex Energy Ltd. *(a)	558,671	101,130
		1,086,195
Food, Beverage & Tobacco 0.3%
Australian Agricultural Co., Ltd. *	254,779	311,543
Bega Cheese Ltd.	69,270	253,341
Bellamy's Australia Ltd. (a)	29,531	268,373
Costa Group Holdings Ltd.	158,612	369,150
GrainCorp Ltd., Class A	98,664	631,296
Select Harvests Ltd.	45,751	213,298
Tassal Group Ltd.	71,408	201,542
		2,248,543
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	208,879	293,999
Estia Health Ltd.	57,488	113,408
Japara Healthcare Ltd.	117,266	168,085
Nanosonics Ltd. *	102,659	254,855
Primary Health Care Ltd.	251,019	680,658
Regis Healthcare Ltd.	60,749	179,537
Sigma Pharmaceuticals Ltd.	541,352	491,973
Virtus Health Ltd.	14,277	60,760
		2,243,275
Household & Personal Products 0.1%
Asaleo Care Ltd.	210,990	240,070
Blackmores Ltd. (a)	6,620	580,828
BWX Ltd.	35,768	110,466
		931,364
Insurance 0.2%
Cover-More Group Ltd.	195,938	189,647
nib Holdings Ltd.	255,150	918,080
Steadfast Group Ltd.	210,347	321,709
		1,429,436
Materials 0.9%
Beadell Resources Ltd. *	595,910	147,496
Brickworks Ltd.	32,987	304,655
Evolution Mining Ltd.	540,139	768,232
Galaxy Resources Ltd. *	818,524	260,050
Gold Road Resources Ltd. *	296,384	135,770

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Highfield Resources Ltd. *	152,419	146,399
Independence Group NL	256,438	812,823
Jacana Minerals Ltd. (c)(d)	8,715	—
Lynas Corp., Ltd. *(a)	1,736,439	85,959
MACA Ltd.	51,769	59,095
Mineral Resources Ltd.	76,524	710,705
Northern Star Resources Ltd.	314,533	834,290
Orocobre Ltd. *	83,351	277,127
Pact Group Holdings Ltd.	111,108	534,420
Perseus Mining Ltd. *	482,489	208,545
Pilbara Minerals Ltd. *	460,552	185,452
Regis Resources Ltd.	234,646	494,099
Resolute Mining Ltd.	211,299	192,806
Sandfire Resources NL	89,424	382,551
Saracen Mineral Holdings Ltd. *	406,901	287,110
St. Barbara Ltd. *	263,084	429,579
Syrah Resources Ltd. *	126,598	260,968
TFS Corp., Ltd. (a)	167,378	190,447
Western Areas Ltd. *	116,507	256,522
		7,965,100
Media 0.2%
APN News & Media Ltd. *	74,025	144,938
APN Outdoor Group Ltd.	78,691	310,472
Nine Entertainment Co. Holdings Ltd.	355,814	243,176
oOh!media Ltd.	66,590	207,624
Southern Cross Media Group Ltd.	407,033	405,994
Ten Network Holdings Ltd. *	154,667	116,561
Village Roadshow Ltd.	49,226	159,667
WPP AUNZ Ltd.	154,827	109,818
		1,698,250
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Mayne Pharma Group Ltd. *	681,410	803,018
Mesoblast Ltd. *(a)	122,778	109,765
Sirtex Medical Ltd.	25,750	525,481
Starpharma Holdings Ltd. *	238,013	116,065
		1,554,329
Real Estate 0.7%
360 Capital Industrial Fund	104,270	191,059
Abacus Property Group	190,703	419,885
Arena REIT	130,398	174,384
Aveo Group	269,342	614,920
BWP Trust	252,976	543,912
Charter Hall Group	245,146	818,690
Charter Hall Retail REIT	189,515	595,098
Cromwell Property Group	873,624	593,839
Folkestone Education Trust	130,398	237,971
Gateway Lifestyle	176,421	298,498
Ingenia Communities Group	101,169	204,811
Investa Office Fund	319,521	1,041,104
New South Resources Ltd. *	235,688	263,819
		5,997,990
Retailing 0.5%
Automotive Holdings Group Ltd.	128,703	348,988
Bapcor Ltd.	124,683	457,847
Greencross Ltd.	50,011	247,200
JB Hi-Fi Ltd.	56,202	1,149,408
Myer Holdings Ltd.	350,846	330,509
Premier Investments Ltd.	50,003	509,098
RCG Corp., Ltd.	120,431	121,013
Super Retail Group Ltd.	83,890	595,648
The Reject Shop Ltd.	23,702	143,775
Webjet Ltd.	38,123	281,108
		4,184,594
Security	Number of Shares	Value ($)
Software & Services 0.5%
Aconex Ltd. *	89,109	300,880
Altium Ltd.	64,600	405,702
carsales.com Ltd.	127,217	989,759
IRESS Ltd.	70,792	603,596
iSentia Group Ltd.	101,403	191,050
Link Administration Holdings Ltd.	177,293	981,137
MYOB Group Ltd.	102,970	267,039
NEXTDC Ltd. *	144,444	337,243
Technology One Ltd.	101,945	440,634
		4,517,040
Transportation 0.1%
Qube Holdings Ltd.	583,901	1,018,140
Virgin Australia International Holdings Ltd. (c)(d)	424,000	—
		1,018,140
Utilities 0.0%
Infigen Energy *	308,534	207,444
		46,488,432

Austria 1.1%
Capital Goods 0.1%
Semperit AG Holding	6,088	161,454
Strabag SE	10,399	350,242
Zumtobel Group AG	14,900	259,849
		771,545
Consumer Services 0.0%
DO & Co. AG	3,835	231,479
Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	6,245	444,119
Insurance 0.0%
UNIQA Insurance Group AG	51,563	355,100
Materials 0.3%
Lenzing AG	4,267	545,435
Mayr Melnhof Karton AG	4,927	497,046
RHI AG	16,330	394,701
Wienerberger AG	61,573	1,091,114
		2,528,296
Real Estate 0.4%
BUWOG AG *	45,413	1,056,217
CA Immobilien Anlagen AG *	46,298	844,742
Conwert Immobilien Invest SE *	39,504	677,617
IMMOFINANZ AG *	449,793	937,104
S IMMO AG *	29,795	314,801
		3,830,481
Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG	2,233	95,580
Transportation 0.1%
Flughafen Wien AG	6,783	159,414
Oesterreichische Post AG *	17,663	572,600
		732,014
Utilities 0.1%
EVN AG	15,335	174,467
Verbund AG	31,952	467,408
		641,875
		9,630,489

Belgium 1.4%
Capital Goods 0.0%
Cie d'Entreprises CFE	3,104	316,101
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	4,718	327,818

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.1%
Gimv N.V.	8,626	461,641
KBC Ancora *	8,780	340,746
		802,387
Energy 0.1%
Euronav N.V.	70,902	530,025
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	88,465	405,405
Ion Beam Applications	10,762	462,875
		868,280
Household & Personal Products 0.1%
Ontex Group N.V.	37,107	1,007,892
Materials 0.2%
Bekaert N.V.	17,168	716,726
Nyrstar N.V. *(a)	49,161	342,416
Tessenderlo Chemie N.V. *	12,259	421,471
		1,480,613
Media 0.0%
Kinepolis Group N.V.	6,260	277,909
Real Estate 0.3%
Aedifica S.A.	4,447	328,141
Befimmo S.A.	11,565	642,728
Cofinimmo S.A.	10,949	1,210,252
Warehouses De Pauw SCA	8,002	687,570
		2,868,691
Retailing 0.1%
D'Ieteren S.A. N.V.	15,533	612,218
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	12,472	781,910
Software & Services 0.1%
Econocom Group S.A. N.V.	31,226	446,187
Technology Hardware & Equipment 0.1%
Barco N.V.	5,340	409,669
EVS Broadcast Equipment S.A.	4,872	158,406
		568,075
Telecommunication Services 0.0%
Orange Belgium S.A. *	15,763	327,739
Utilities 0.1%
Elia System Operator S.A. N.V.	13,209	652,754
		11,868,599

Canada 18.5%
Automobiles & Components 0.1%
Linamar Corp.	26,592	1,023,256
Martinrea International, Inc.	38,470	217,156
		1,240,412
Banks 0.3%
Canadian Western Bank	39,746	861,961
First National Financial Corp.	5,949	116,405
Genworth MI Canada, Inc.	19,518	474,233
Home Capital Group, Inc. (a)	35,544	785,637
Laurentian Bank of Canada	14,293	567,107
		2,805,343
Capital Goods 1.3%
Aecon Group, Inc.	30,488	354,401
ATS Automation Tooling Systems, Inc. *	44,256	345,596
Bombardier, Inc., B Shares *	999,265	1,397,158
CAE, Inc.	142,731	2,102,857
Finning International, Inc.	86,672	1,744,269
MacDonald, Dettwiler & Associates Ltd.	19,670	1,027,972
New Flyer Industries, Inc.	18,378	578,293
Russel Metals, Inc.	33,484	643,731
Security	Number of Shares	Value ($)
Toromont Industries Ltd.	39,985	1,309,638
WSP Global, Inc.	51,682	1,830,740
		11,334,655
Commercial & Professional Services 0.4%
Ritchie Bros. Auctioneers, Inc.	45,244	1,722,812
Stantec, Inc.	55,430	1,477,886
Transcontinental, Inc., Class A	33,335	462,366
		3,663,064
Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	15,550	425,584
Gildan Activewear, Inc.	121,686	3,305,052
		3,730,636
Consumer Services 0.2%
Amaya, Inc. *(a)	55,206	804,728
Enercare, Inc.	32,390	436,973
Great Canadian Gaming Corp. *	27,600	489,969
		1,731,670
Diversified Financials 0.8%
Canaccord Genuity Group, Inc.	55,763	165,887
ECN Capital Corp. *	196,835	442,096
Element Fleet Management Corp.	203,981	1,699,083
Onex Corp.	44,583	3,126,049
Sprott, Inc.	88,638	169,418
TMX Group Ltd.	22,257	1,120,795
		6,723,328
Energy 4.1%
Advantage Oil & Gas Ltd. *	93,202	675,136
AltaGas Ltd.	79,267	1,924,197
Athabasca Oil Corp. *	246,914	249,742
Baytex Energy Corp. *	109,446	468,845
Birchcliff Energy Ltd. *	117,618	794,267
Bonterra Energy Corp.	17,704	348,787
Canadian Energy Services & Technology Corp.	128,365	667,315
Crew Energy, Inc. *	74,131	407,980
Enbridge Income Fund Holdings, Inc.	39,546	1,004,385
Enerflex Ltd.	48,731	618,289
Enerplus Corp.	121,572	1,050,622
Ensign Energy Services, Inc.	64,929	443,773
Gibson Energy, Inc.	70,614	958,430
Gran Tierra Energy, Inc. *	155,724	444,727
Kelt Exploration Ltd. *	71,876	341,579
Keyera Corp.	97,785	2,807,882
MEG Energy Corp. *	91,241	460,751
Mullen Group Ltd.	45,710	609,875
NuVista Energy Ltd. *	83,232	432,069
Paramount Resources Ltd., A Shares *	28,637	369,729
Parex Resources, Inc. *	76,090	992,577
Parkland Fuel Corp.	52,868	1,096,207
Pason Systems, Inc.	38,450	455,818
Pengrowth Energy Corp. (a)	278,950	423,217
Penn West Petroleum Ltd. *(a)	257,887	448,799
Peyto Exploration & Development Corp.	75,357	1,852,820
PrairieSky Royalty Ltd.	100,907	2,460,762
Precision Drilling Corp. *	162,317	859,510
Raging River Exploration, Inc. *	114,267	903,360
Secure Energy Services, Inc.	71,760	508,607
Seven Generations Energy Ltd., A Shares *	143,444	3,300,727
ShawCor Ltd.	33,666	827,003
TORC Oil & Gas Ltd.	89,689	560,973
Veresen, Inc.	162,985	1,495,787
Vermilion Energy, Inc.	54,210	2,196,864
Whitecap Resources, Inc.	157,353	1,400,800
		34,862,211

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	86,264	1,170,203
The Jean Coutu Group PJC, Inc., A Shares	39,635	610,472
The North West Co., Inc.	25,479	474,676
		2,255,351
Food, Beverage & Tobacco 0.2%
Cott Corp.	74,138	841,951
Maple Leaf Foods, Inc.	43,762	952,310
		1,794,261
Health Care Equipment & Services 0.2%
Chartwell Retirement Residences	92,167	996,659
Extendicare, Inc.	50,580	367,520
		1,364,179
Insurance 0.3%
Industrial Alliance Insurance & Financial Services, Inc.	57,747	2,445,851
Materials 4.9%
Alacer Gold Corp. *	125,457	229,529
Alamos Gold, Inc., Class A	141,434	899,346
B2Gold Corp. *	487,888	1,179,262
Canfor Corp. *	46,800	511,299
Cascades, Inc.	34,802	302,570
CCL Industries, Inc., Class B	17,400	3,024,877
Centerra Gold, Inc.	88,178	455,121
China Gold International Resources Corp., Ltd. *	126,496	259,653
Detour Gold Corp. *	91,340	1,162,978
Dominion Diamond Corp.	48,103	458,993
Eldorado Gold Corp. *	371,636	1,022,649
Endeavour Mining Corp. *	27,786	418,051
First Majestic Silver Corp. *	81,912	725,548
First Quantum Minerals Ltd.	368,854	4,208,107
HudBay Minerals, Inc.	130,202	877,309
IAMGOLD Corp. *	242,182	886,164
Kinross Gold Corp. *	651,461	2,151,188
Lundin Mining Corp. *	326,929	1,602,307
Methanex Corp.	48,399	2,128,390
Nevsun Resources Ltd.	170,697	547,155
New Gold, Inc. *	267,012	951,203
Norbord, Inc.	21,906	547,731
NOVAGOLD RESOURCES, Inc. *	124,155	568,790
OceanaGold Corp.	330,887	917,900
Osisko Gold Royalties Ltd.	54,177	530,246
Pan American Silver Corp.	76,932	1,294,787
Pretium Resources, Inc. *	73,939	645,028
SEMAFO, Inc. *	157,818	480,050
Silver Standard Resources, Inc. *	51,039	504,468
Stella-Jones, Inc.	21,508	721,892
Tahoe Resources, Inc.	154,618	1,484,544
Teck Resources Ltd., Class B	247,517	6,260,637
Torex Gold Resources, Inc. *	40,633	608,014
West Fraser Timber Co., Ltd.	30,688	1,093,000
Winpak Ltd.	15,125	526,777
Yamana Gold, Inc.	496,945	1,482,039
		41,667,602
Media 0.4%
Aimia, Inc.	97,425	605,736
Cineplex, Inc.	31,985	1,196,761
Cogeco Communications, Inc.	8,311	398,985
Corus Entertainment, Inc., B Shares	53,045	478,928
Quebecor, Inc., Class B	42,365	1,147,189
		3,827,599
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Concordia International Corp. (a)	8,676	22,197
ProMetic Life Sciences, Inc. *(a)	342,960	619,807
		642,004
Real Estate 1.7%
Allied Properties Real Estate Investment Trust	40,405	1,018,389
Artis Real Estate Investment Trust	70,577	619,373
Boardwalk Real Estate Investment Trust (a)	20,929	694,209
Canadian Apartment Properties REIT	70,944	1,611,356
Canadian Real Estate Investment Trust	38,124	1,284,693
Colliers International Group, Inc.	19,585	692,306
Cominar Real Estate Investment Trust	97,645	1,016,682
Dream Office Real Estate Investment Trust	56,125	754,678
Dream Unlimited Corp., Class A *	25,599	120,894
First Capital Realty, Inc.	47,238	715,280
FirstService Corp.	17,171	744,894
Granite Real Estate Investment Trust	26,076	846,122
H&R Real Estate Investment Trust	150,694	2,444,323
Morguard Real Estate Investment Trust	18,204	191,571
Northview Apartment Real Estate Investment Trust	24,714	351,797
Smart Real Estate Investment Trust	61,881	1,432,200
		14,538,767
Retailing 0.6%
AutoCanada, Inc.	13,231	199,361
Dollarama, Inc.	54,615	4,058,147
Hudson's Bay Co.	63,378	696,187
		4,953,695
Software & Services 0.7%
DH Corp.	56,690	792,631
Enghouse Systems Ltd.	9,156	360,016
Open Text Corp.	64,812	4,125,583
The Descartes Systems Group, Inc. *	37,634	834,912
		6,113,142
Technology Hardware & Equipment 0.2%
Avigilon Corp. *(a)	20,711	200,240
Celestica, Inc. *	67,141	813,921
Sierra Wireless, Inc. *(a)	17,245	264,973
		1,279,134
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	23,358	647,617
Transportation 0.2%
TransForce, Inc.	52,443	1,334,281
Westshore Terminals Investment Corp.	30,334	624,683
		1,958,964
Utilities 1.0%
Algonquin Power & Utilities Corp.	144,359	1,194,939
Atco Ltd., Class I	43,429	1,382,390
Capital Power Corp.	55,479	963,022
Emera, Inc.	20,140	675,677
Innergex Renewable Energy, Inc.	55,466	568,025
Just Energy Group, Inc.	72,831	398,117
Northland Power, Inc.	66,127	1,068,183
Superior Plus Corp.	75,357	672,530
TransAlta Corp.	150,067	820,313
TransAlta Renewables, Inc.	37,178	379,633
		8,122,829
		157,702,314

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Denmark 1.4%
Banks 0.2%
Spar Nord Bank A/S	47,245	495,111
Sydbank A/S	38,521	1,134,166
		1,629,277
Capital Goods 0.3%
FLSmidth & Co. A/S (a)	26,969	1,106,661
NKT Holding A/S	12,938	881,768
Rockwool International A/S, B Shares	3,170	511,640
Solar A/S, B Shares	3,110	155,642
		2,655,711
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	18,817	197,195
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	22,473	886,603
Scandinavian Tobacco Group A/S, Class A (b)	6,988	110,595
Schouw & Co.	6,179	412,309
		1,409,507
Health Care Equipment & Services 0.2%
Ambu A/S, Class B (a)	12,579	486,939
GN Store Nord A/S	78,730	1,537,871
		2,024,810
Insurance 0.2%
Alm Brand A/S	43,465	325,355
Topdanmark A/S *	39,106	991,924
		1,317,279
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	3,402	418,605
Bavarian Nordic A/S *(a)	14,729	477,764
		896,369
Retailing 0.0%
Matas A/S	18,238	254,837
Software & Services 0.1%
SimCorp A/S	17,557	835,344
Transportation 0.1%
Dfds A/S	17,585	724,602
		11,944,931

Finland 1.5%
Capital Goods 0.6%
Cargotec Oyj, B Shares	21,976	889,824
Cramo Oyj	13,435	337,056
Konecranes Oyj	30,915	1,067,137
Ramirent Oyj	38,841	276,881
Uponor Oyj	28,001	451,790
Valmet Oyj	75,052	1,147,254
YIT Oyj	70,688	566,143
		4,736,085
Commercial & Professional Services 0.1%
Caverion Corp. (a)	70,010	483,475
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	62,183	1,659,647
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	54,879	198,515
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	56,791	264,471
Security	Number of Shares	Value ($)
Materials 0.3%
Kemira Oyj	38,695	469,995
Metsa Board Oyj	127,692	829,666
Outokumpu Oyj *	112,349	868,821
Outotec Oyj *	96,393	513,313
		2,681,795
Media 0.1%
Sanoma Oyj	40,920	331,637
Real Estate 0.1%
Citycon Oyj	209,708	483,179
Sponda Oyj	123,144	529,579
		1,012,758
Software & Services 0.1%
Tieto Oyj	40,697	1,033,522
Transportation 0.0%
Finnair Oyj *	40,080	178,571
		12,580,476

France 3.0%
Capital Goods 0.3%
Faiveley Transport S.A.	3,240	344,043
Haulotte Group S.A.	6,489	87,214
Jacquet Metal Service	6,489	124,936
Manitou BF S.A.	5,190	90,841
Mersen	10,915	214,205
Nexans S.A. *	17,991	940,120
SPIE S.A.	32,547	602,131
Tarkett S.A.	10,798	371,355
		2,774,845
Commercial & Professional Services 0.1%
Assystem	6,489	181,312
Derichebourg S.A.	39,106	123,912
Elis S.A.	46,759	727,660
GL Events	5,190	90,952
		1,123,836
Consumer Durables & Apparel 0.1%
Beneteau S.A.	16,520	225,101
Trigano S.A.	5,189	388,122
		613,223
Consumer Services 0.1%
Elior Group (b)	65,670	1,363,648
Diversified Financials 0.2%
Euronext N.V. (b)	37,422	1,460,859
FFP	1,741	119,122
		1,579,981
Energy 0.2%
Bourbon Corp. (a)	14,706	171,445
CGG S.A. *(a)	11,090	160,229
Etablissements Maurel et Prom *	74,186	324,229
Gaztransport Et Technigaz S.A.	9,490	322,748
Vallourec S.A. *(a)	145,141	818,943
		1,797,594
Food & Staples Retailing 0.0%
Rallye S.A. (a)	5,566	97,364
Food, Beverage & Tobacco 0.0%
Bonduelle S.C.A.	8,198	206,106
Vilmorin & Cie S.A.	2,917	171,891
		377,997
Health Care Equipment & Services 0.1%
Guerbet	2,474	153,502
Korian S.A.	22,208	580,475
		733,977

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.0%
Coface S.A.	41,287	242,856
Materials 0.1%
Eramet *	4,632	292,361
Vicat S.A.	8,555	495,684
		788,045
Media 0.4%
Havas S.A.	101,113	816,790
IPSOS	19,078	554,722
Metropole Television S.A.	40,400	689,987
Technicolor S.A. - Reg'd	188,591	930,266
Television Francaise 1 S.A. (a)	62,433	572,946
		3,564,711
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	2,225	190,002
DBV Technologies S.A. *(a)	11,058	804,583
Genfit *	11,331	222,188
Virbac S.A. *	2,296	312,122
		1,528,895
Real Estate 0.2%
Fonciere de Paris SIIC	9	1,256
Mercialys S.A.	23,064	450,424
Nexity S.A. *	20,760	960,498
		1,412,178
Retailing 0.1%
Groupe Fnac S.A. *	6,223	451,929
Software & Services 0.5%
Alten S.A.	13,029	893,676
Altran Technologies S.A. *	69,326	884,698
Sopra Steria Group	6,840	685,897
UBISOFT Entertainment S.A. *	41,695	1,452,294
Worldline S.A. *(b)	17,585	457,027
		4,373,592
Technology Hardware & Equipment 0.1%
Neopost S.A.	18,163	538,136
Parrot S.A. *(a)	9,745	91,797
		629,933
Transportation 0.1%
Air France-KLM *	74,134	400,205
Europcar Groupe S.A. *(b)	35,907	323,233
		723,438
Utilities 0.2%
Albioma S.A.	5,924	93,320
Rubis S.C.A.	20,395	1,667,627
		1,760,947
		25,938,989

Germany 4.1%
Automobiles & Components 0.1%
ElringKlinger AG	15,162	213,513
Leoni AG	15,355	486,051
		699,564
Banks 0.2%
Aareal Bank AG	33,180	1,178,583
comdirect bank AG	11,814	120,097
Deutsche Pfandbriefbank AG (b)	51,721	537,134
		1,835,814
Capital Goods 0.9%
BayWa AG (a)	9,131	288,648
Deutz AG	60,109	328,638
DMG Mori AG	10,628	470,697
Duerr AG	7,328	585,581
Security	Number of Shares	Value ($)
Heidelberger Druckmaschinen AG *	122,718	310,738
Indus Holding AG	8,552	468,657
Kloeckner & Co. SE *	49,951	527,973
Krones AG	7,769	704,883
Nordex SE *(a)	34,526	711,444
Norma Group SE	17,014	673,929
Pfeiffer Vacuum Technology AG	5,190	459,713
Rheinmetall AG	23,095	1,648,794
SGL Carbon SE *(a)	28,855	270,893
Vossloh AG *	4,891	282,870
Wacker Neuson SE	13,856	199,678
		7,933,136
Commercial & Professional Services 0.1%
Bertrandt AG	2,259	237,358
Bilfinger SE *(a)	17,572	664,436
		901,794
Consumer Durables & Apparel 0.1%
Gerry Weber International AG (a)	14,550	168,083
Puma SE	1,414	348,069
		516,152
Diversified Financials 0.1%
Deutsche Beteiligungs AG	7,144	233,716
GRENKE AG	3,788	551,915
		785,631
Food, Beverage & Tobacco 0.0%
KWS Saat SE	1,088	321,258
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	7,392	253,278
CompuGroup Medical SE	13,029	514,217
Draegerwerk AG & Co., KGaA	1,280	84,185
Rhoen-Klinikum AG	27,550	728,434
		1,580,114
Materials 0.3%
Aurubis AG	23,474	1,244,189
BRAAS Monier Building Group S.A.	11,533	333,994
H&R GmbH & Co., KGaA *	3,101	51,119
Salzgitter AG	19,828	648,464
		2,277,766
Media 0.1%
CTS Eventim AG & Co., KGaA	18,326	546,464
Stroeer SE & CO. KGaA (a)	13,271	503,706
Tele Columbus AG *(b)	39,241	295,551
		1,345,721
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	15,767	1,151,560
MorphoSys AG *	14,297	636,983
STADA Arzneimittel AG	33,597	1,642,633
		3,431,176
Real Estate 0.5%
ADO Properties S.A. (b)	11,718	397,774
alstria Office REIT-AG *	64,392	788,263
Deutsche Euroshop AG	27,840	1,085,325
DIC Asset AG	18,857	170,150
PATRIZIA Immobilien AG *	24,168	396,611
TAG Immobilien AG	75,586	947,747
TLG Immobilien AG	26,496	477,818
		4,263,688
Retailing 0.1%
Takkt AG	16,670	342,795
zooplus AG *	3,159	405,479
		748,274

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *(a)	41,873	171,901
Dialog Semiconductor plc *	37,830	1,501,065
SMA Solar Technology AG (a)	6,564	159,002
		1,831,968
Software & Services 0.3%
Bechtle AG	7,101	661,902
Nemetschek SE	10,007	554,656
Software AG	26,775	945,107
XING AG	1,325	246,675
		2,408,340
Technology Hardware & Equipment 0.1%
Jenoptik AG	28,912	487,037
Wincor Nixdorf AG *	5,426	376,781
		863,818
Telecommunication Services 0.3%
Drillisch AG (a)	21,083	812,850
Freenet AG	58,624	1,496,873
		2,309,723
Transportation 0.1%
Hamburger Hafen und Logistik AG	13,029	228,049
Hapag-Lloyd AG *(b)	3,119	59,556
Sixt SE	7,057	372,282
		659,887
		34,713,824

Hong Kong 2.4%
Automobiles & Components 0.1%
Nexteer Automotive Group Ltd.	436,336	546,781
Banks 0.0%
Chong Hing Bank Ltd.	106,960	211,806
Capital Goods 0.2%
BEP International Holdings Ltd.	6,179,342	454,091
China Ocean Industry Group Ltd. *	5,840,766	179,214
China Strategic Holdings Ltd. *	6,520,483	152,995
Summit Ascent Holdings Ltd. *	505,744	155,179
The 13 Holdings Ltd. *	556,793	176,586
Vision Fame International Holding Ltd. *	726,968	252,112
		1,370,177
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	520,840	235,017
Man Wah Holdings Ltd.	826,661	576,568
Pacific Textiles Holdings Ltd.	235,293	273,919
Regina Miracle International Holdings Ltd. (b)	156,490	153,935
Stella International Holdings Ltd.	207,614	351,704
		1,591,143
Consumer Services 0.2%
China Baoli Technologies Holdings Ltd. *	15,448,355	483,965
China LotSynergy Holdings Ltd. *	4,229,746	155,412
Dynam Japan Holdings Co., Ltd.	163,246	229,822
NagaCorp Ltd.	755,782	464,773
		1,333,972
Diversified Financials 0.2%
China Financial International Investments Ltd. *	2,085,975	114,294
China Innovative Finance Group Ltd. *	2,014,000	153,192
China LNG Group Ltd.	8,186,520	200,530
China Medical & HealthCare Group Ltd. *	2,534,440	142,134
Emperor Capital Group Ltd.	1,822,880	192,707
Freeman FinTech Corp., Ltd. *	7,488,987	477,919
Security	Number of Shares	Value ($)
Sun Hung Kai & Co., Ltd.	267,926	166,835
Value Partners Group Ltd.	490,174	442,990
		1,890,601
Energy 0.0%
NewOcean Energy Holdings Ltd.	526,957	144,024
Sino Oil & Gas Holdings Ltd. *	8,522,062	205,453
		349,477
Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	2,839,462	344,104
Vitasoy International Holdings Ltd.	265,119	548,240
		892,344
Health Care Equipment & Services 0.0%
Town Health International Medical Group Ltd.	2,183,591	351,890
Insurance 0.0%
Convoy Global Holdings Ltd. *	4,562,054	149,978
Materials 0.2%
China Silver Group Ltd.	940,276	160,013
G-Resources Group Ltd.	13,732,484	260,251
KuangChi Science Ltd. *	868,651	315,806
MMG Ltd. *(a)	797,224	224,059
NetMind Financial Holdings Ltd. *	14,555,738	118,222
Superb Summit International Group Ltd. *(c)(d)	1,120,000	—
TCC International Holdings Ltd.	335,679	82,225
Yingde Gases Group Co., Ltd.	573,211	226,132
		1,386,708
Media 0.0%
IMAX China Holding, Inc. *(b)	57,750	279,568
Mei Ah Entertainment Group Ltd. *	1,781,536	124,027
		403,595
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(c)(d)	192,752	—
Lee's Pharmaceutical Holdings Ltd.	167,744	148,137
The United Laboratories International Holdings Ltd. *	332,189	179,871
		328,008
Real Estate 0.4%
Beijing Enterprises Medical & Health Group Ltd. *	2,969,219	158,860
Far East Consortium International Ltd.	595,593	257,997
Fortune Real Estate Investment Trust	764,555	902,880
Gemdale Properties & Investment Corp., Ltd.	3,548,216	237,870
K Wah International Holdings Ltd.	665,170	342,162
Lai Sun Development Co., Ltd.	7,610,078	148,147
Prosperity REIT	599,842	245,918
SEA Holdings Ltd.	119,110	300,053
Sunlight Real Estate Investment Trust	687,842	412,351
Yuexiu Real Estate Investment Trust	790,084	442,068
		3,448,306
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd.	428,129	171,105
Chow Sang Sang Holdings International Ltd.	165,252	308,490
Giordano International Ltd.	687,842	368,012
Luk Fook Holdings International Ltd.	178,585	516,877
Pou Sheng International Holdings Ltd.	1,082,366	330,711
		1,695,195
Software & Services 0.1%
HC International, Inc. *	352,957	257,096
IGG, Inc.	618,622	487,296
New Sports Group Ltd. *	4,460,664	59,233
		803,625

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
China Aerospace International Holdings Ltd.	1,247,260	162,407
China Goldjoy Group Ltd.	4,562,054	452,873
GCL New Energy Holdings Ltd. *	3,351,497	198,757
Ju Teng International Holdings Ltd.	632,783	215,370
Technovator International Ltd.	279,101	114,423
Truly International Holdings Ltd.	947,045	377,272
		1,521,102
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	199,242	108,141
CITIC Telecom International Holdings Ltd.	786,335	258,508
HKBN Ltd.	393,781	446,241
SmarTone Telecommunications Holdings Ltd.	212,736	292,912
		1,105,802
Transportation 0.1%
Pacific Basin Shipping Ltd. *	1,519,173	248,735
SITC International Holdings Co., Ltd.	665,618	411,900
		660,635
Utilities 0.1%
Canvest Environmental Protection Group Co., Ltd.	476,896	218,877
Kong Sun Holdings Ltd. *(c)(d)	1,854,872	46,631
United Photovoltaics Group Ltd. *	1,840,560	156,610
		422,118
		20,463,263

Ireland 0.6%
Banks 0.0%
Permanent TSB Group Holdings plc *	53,738	146,503
Capital Goods 0.3%
Kingspan Group plc	93,332	2,494,965
Food, Beverage & Tobacco 0.1%
C&C Group plc	187,758	692,925
Origin Enterprises plc	65,743	419,975
		1,112,900
Real Estate 0.1%
Green REIT plc	336,280	458,393
Hibernia REIT plc	377,405	467,610
		926,003
Transportation 0.1%
Irish Continental Group plc	82,663	366,540
		5,046,911

Israel 0.5%
Capital Goods 0.0%
Electra Ltd.	1,025	146,027
Consumer Durables & Apparel 0.0%
Delta-Galil Industries Ltd.	2,298	67,911
Energy 0.0%
Jerusalem Oil Exploration *	6,259	274,267
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,670	223,315
Shufersal Ltd.	33,322	124,722
		348,037
Health Care Equipment & Services 0.1%
Mazor Robotics Ltd. *	26,717	314,285
Security	Number of Shares	Value ($)
Insurance 0.1%
IDI Insurance Co., Ltd.	3,328	161,023
Menora Mivtachim Holdings Ltd. *	29,648	262,926
Phoenix Holdings Ltd. *	24,532	77,744
		501,693
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	39,917	245,297
Evogene Ltd. *	10,411	56,618
		301,915
Real Estate 0.1%
Africa Israel Properties Ltd.	10,466	186,995
Airport City Ltd. *	1	7
Jerusalem Economy Ltd. *	76,626	171,884
Reit 1 Ltd.	114,725	336,643
		695,529
Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	23,987	305,633
Software & Services 0.0%
Allot Communications Ltd. *	12,663	59,882
Formula Systems 1985 Ltd.	4,226	174,710
		234,592
Technology Hardware & Equipment 0.0%
Gilat Satellite Networks Ltd. *	18,949	91,041
Telecommunication Services 0.1%
B Communications Ltd.	4,372	96,303
Cellcom Israel Ltd. *	30,729	250,551
Partner Communications Co., Ltd. *	52,718	259,884
		606,738
		3,887,668

Italy 3.0%
Automobiles & Components 0.1%
Brembo S.p.A.	16,219	930,797
Piaggio & C S.p.A.	132,009	212,293
		1,143,090
Banks 0.5%
Banca Carige S.p.A. *(a)	173,897	47,335
Banca Monte dei Paschi di Siena S.p.A. *	10,647	241,698
Banca Popolare dell'Emilia Romagna SC	255,827	1,028,535
Banca Popolare di Milano Scarl	2,281,178	739,755
Banca Popolare di Sondrio Scarl	268,776	851,931
Banco Popolare SC	397,796	818,645
Credito Emiliano S.p.A.	36,238	203,739
Credito Valtellinese Scarl	640,986	198,208
		4,129,846
Capital Goods 0.3%
Astaldi S.p.A. (a)	29,139	130,629
C.I.R. - Compagnie Industriali Riunite S.p.A	205,133	210,968
Danieli & C Officine Meccaniche S.p.A.	6,489	117,708
Danieli & C Officine Meccaniche S.p.A. - RSP	22,872	311,289
Fincantieri S.p.A. *	224,112	98,923
Industria Macchine Automatiche S.p.A.	7,119	441,405
Interpump Group S.p.A.	47,005	757,417
Italmobiliare S.p.A.	4,231	188,506
Salini Impregilo S.p.A	80,904	223,483
		2,480,328
Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A. (a)	12,807	243,863
De'Longhi S.p.A.	30,738	684,092
Geox S.p.A.	39,106	77,284
Moncler S.p.A.	68,930	1,121,675
OVS S.p.A. (b)	55,668	292,074

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safilo Group S.p.A. *	12,434	99,914
Tod's S.p.A. (a)	6,845	392,103
		2,911,005
Consumer Services 0.1%
Autogrill S.p.A.	73,710	607,548
Diversified Financials 0.4%
Anima Holding S.p.A. (b)	113,464	558,482
Azimut Holding S.p.A.	49,643	741,471
Banca Generali S.p.A.	32,096	675,841
Banca IFIS S.p.A.	9,546	232,907
Cerved Information Solutions S.p.A.	102,942	832,657
		3,041,358
Energy 0.0%
Saras S.p.A.	177,325	314,702
Food & Staples Retailing 0.0%
MARR S.p.A.	15,743	273,382
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	43,067	413,453
DiaSorin S.p.A.	13,201	712,784
		1,126,237
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	81,768	461,020
Unipol Gruppo Finanziario S.p.A.	264,028	816,716
		1,277,736
Materials 0.2%
Buzzi Unicem S.p.A.	38,431	817,390
Buzzi Unicem S.p.A. - RSP	26,560	295,836
Cementir Holding S.p.A.	25,315	97,373
		1,210,599
Media 0.0%
RAI Way S.p.A. (b)	50,329	163,370
RCS MediaGroup S.p.A. *	87,420	72,148
		235,518
Real Estate 0.1%
Beni Stabili S.p.A. *	604,580	320,669
Immobiliare Grande Distribuzione	177,173	118,593
		439,262
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	31,612	855,788
Software & Services 0.0%
Reply S.p.A.	2,160	249,755
Technology Hardware & Equipment 0.0%
Datalogic S.p.A.	10,399	183,229
Esprinet S.p.A.	14,309	97,905
		281,134
Telecommunication Services 0.1%
Ei Towers S.p.A. *	9,665	440,043
Infrastrutture Wireless Italiane S.p.A. (b)	135,040	573,288
		1,013,331
Transportation 0.1%
Ansaldo STS S.p.A.	55,076	615,795
ASTM S.p.A.	19,761	192,331
Societa Iniziative Autostradali e Servizi S.p.A.	38,838	316,205
		1,124,331
Utilities 0.3%
A2A S.p.A.	775,133	925,043
ACEA S.p.A.	23,080	249,240
ERG S.p.A.	32,313	314,497
Security	Number of Shares	Value ($)
Hera S.p.A.	373,604	774,804
Iren S.p.A.	243,065	363,559
		2,627,143
		25,342,093

Japan 19.3%
Automobiles & Components 0.8%
Daido Metal Co., Ltd.	22,224	212,595
Daikyonishikawa Corp.	28,370	353,551
Eagle Industry Co., Ltd.	13,333	178,444
FCC Co., Ltd.	17,704	307,328
Futaba Industrial Co., Ltd.	22,142	134,471
G-Tekt Corp.	3,947	73,332
Keihin Corp.	23,646	388,065
KYB Corp.	104,270	475,847
Mitsuba Corp.	20,348	290,724
Musashi Seimitsu Industry Co., Ltd.	16,043	399,297
Nippon Seiki Co., Ltd.	24,419	496,974
Nissin Kogyo Co., Ltd.	22,191	327,183
Pacific Industrial Co., Ltd.	27,910	350,268
Piolax, Inc.	4,880	294,226
Press Kogyo Co., Ltd.	52,651	230,575
Sanden Holdings Corp.	60,215	192,887
Showa Corp.	31,007	186,132
Sumitomo Riko Co., Ltd.	19,518	174,034
Tachi-S Co., Ltd.	15,608	232,863
Topre Corp.	22,224	527,392
TPR Co., Ltd.	19,512	547,970
Unipres Corp.	20,087	386,244
Yorozu Corp.	9,289	131,087
		6,891,489
Banks 1.6%
Bank of the Ryukyus Ltd.	32,557	421,731
FIDEA Holdings Co., Ltd.	153,872	259,278
Jimoto Holdings, Inc.	116,007	194,456
Kansai Urban Banking Corp.	28,474	322,861
Mebuki Financial Group, Inc.	476,058	1,738,033
The Aichi Bank Ltd.	6,479	366,752
The Akita Bank Ltd.	96,921	313,869
The Aomori Bank Ltd.	129,508	427,355
The Bank of Iwate Ltd.	9,527	385,444
The Bank of Nagoya Ltd.	10,004	336,700
The Bank of Okinawa Ltd.	12,735	477,793
The Chiba Kogyo Bank Ltd.	39,160	179,742
The Ehime Bank Ltd.	6,509	77,974
The Eighteenth Bank Ltd.	90,661	271,319
The Fukui Bank Ltd.	173,541	424,924
The Hokkoku Bank Ltd.	108,199	376,980
The Hokuetsu Bank Ltd.	5,200	116,326
The Hyakugo Bank Ltd.	57,724	220,876
The Hyakujushi Bank Ltd.	90,871	303,847
The Kiyo Bank Ltd.	46,033	702,948
The Minato Bank Ltd.	10,331	176,618
The Miyazaki Bank Ltd.	100,479	319,219
The Musashino Bank Ltd.	8,651	232,703
The Nanto Bank Ltd.	14,120	514,885
The Ogaki Kyoritsu Bank Ltd.	176,409	636,308
The Oita Bank Ltd.	107,116	383,548
The Shikoku Bank Ltd.	63,884	164,833
The Tochigi Bank Ltd.	65,394	285,233
The Toho Bank Ltd.	131,608	475,865
The Towa Bank Ltd.	318,648	302,023
The Yamagata Bank Ltd.	93,693	386,465
The Yamanashi Chuo Bank Ltd.	89,244	396,309
Tokyo TY Financial Group, Inc.	15,561	515,536

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TOMONY Holdings, Inc.	117,455	608,175
Tsukuba Bank Ltd.	57,342	169,090
		13,486,018
Capital Goods 4.4%
Aica Kogyo Co., Ltd.	39,194	1,035,359
Aichi Corp.	14,137	105,334
Aida Engineering Ltd.	35,576	327,520
Anest Iwata Corp.	6,937	69,160
Asahi Diamond Industrial Co., Ltd.	34,017	251,967
Bunka Shutter Co., Ltd.	29,667	226,255
Central Glass Co., Ltd.	106,316	421,737
Chiyoda Integre Co., Ltd.	10,097	203,278
Chudenko Corp.	22,126	447,588
CKD Corp.	30,648	370,105
Daihen Corp.	60,213	378,362
Daiho Corp.	54,845	276,283
Fuji Machine Manufacturing Co., Ltd.	55,449	631,645
Fujitec Co., Ltd.	45,442	500,502
Fukuda Corp.	19,959	202,489
Fukushima Industries Corp.	8,023	232,357
Furukawa Co., Ltd.	195,525	355,204
Futaba Corp.	24,717	386,552
Giken Ltd.	9,436	149,061
Hanwa Co., Ltd.	106,644	695,392
Hazama Ando Corp.	109,389	770,893
Hibiya Engineering Ltd.	13,969	201,300
Hitachi Koki Co., Ltd.	30,747	282,253
Hitachi Zosen Corp.	85,806	457,100
Hosokawa Micron Corp.	25,617	154,226
Inaba Denki Sangyo Co., Ltd.	14,965	508,924
Inabata & Co., Ltd.	30,747	326,237
Iseki & Co., Ltd.	133,879	266,712
Iwatani Corp.	115,574	627,849
Jamco Corp.	4,530	89,849
Juki Corp.	15,887	135,662
Kamei Corp.	10,939	100,227
Kanamoto Co., Ltd.	14,706	336,852
Kanematsu Corp.	221,108	366,751
Katakura Industries Co., Ltd.	24,238	272,065
Kato Works Co., Ltd.	5,333	137,414
Kitz Corp.	61,774	357,269
Komori Corp.	28,775	369,205
Kumagai Gumi Co., Ltd.	196,475	506,943
Kuroda Electric Co., Ltd.	22,896	461,758
Kyowa Exeo Corp.	48,521	688,990
Maeda Corp.	71,301	666,423
Makino Milling Machine Co., Ltd.	49,058	347,877
Meidensha Corp.	117,461	376,263
METAWATER Co., Ltd.	6,489	163,101
Mie Kotsu Group Holdings, Inc.	32,547	112,256
Mirait Holdings Corp.	36,188	347,763
Morita Holdings Corp.	22,224	319,478
Nachi-Fujikoshi Corp.	106,741	411,245
Namura Shipbuilding Co., Ltd.	31,473	197,216
Nichias Corp.	57,798	561,520
Nichiha Corp.	15,608	393,950
Nihon Trim Co., Ltd.	2,190	82,069
Nippon Carbon Co., Ltd.	58,624	127,594
Nippon Densetsu Kogyo Co., Ltd.	18,489	300,023
Nippon Koei Co., Ltd.	16,026	70,042
Nippon Sheet Glass Co., Ltd. *	52,767	372,789
Nippon Steel & Sumikin Bussan Corp.	7,364	285,654
Nippon Thompson Co., Ltd.	28,917	109,126
Nishimatsu Construction Co., Ltd.	157,439	776,521
Nishio Rent All Co., Ltd.	8,794	236,163
Nissin Electric Co., Ltd.	26,058	297,982
Nitta Corp.	11,067	286,035
Nitto Boseki Co., Ltd.	92,491	361,214
Security	Number of Shares	Value ($)
Nitto Kogyo Corp.	17,677	249,614
Noritz Corp.	25,438	454,087
Obara Group, Inc.	7,083	328,213
Oiles Corp.	24,644	446,834
Okabe Co., Ltd.	29,827	264,384
Okumura Corp.	123,105	719,539
Penta-Ocean Construction Co., Ltd.	156,269	769,379
Raito Kogyo Co., Ltd.	27,131	302,395
Ryobi Ltd.	72,595	291,157
Sanki Engineering Co., Ltd.	34,553	290,810
Sankyo Tateyama, Inc.	18,876	258,759
Shibuya Corp.	7,004	136,460
Shima Seiki Manufacturing Ltd.	14,927	453,266
Shinmaywa Industries Ltd.	51,253	432,712
Shinnihon Corp.	7,575	64,286
SHO-BOND Holdings Co., Ltd.	13,545	609,819
Sintokogio Ltd.	40,087	324,369
Sodick Co., Ltd.	27,399	211,603
Star Micronics Co., Ltd.	27,604	376,952
Sumitomo Mitsui Construction Co., Ltd.	420,552	468,736
Taihei Dengyo Kaisha Ltd.	16,939	164,863
Taikisha Ltd.	18,279	452,704
Takara Standard Co., Ltd.	24,529	407,292
Takasago Thermal Engineering Co., Ltd.	39,512	528,815
Takeuchi Manufacturing Co., Ltd.	17,720	379,142
Takuma Co., Ltd.	45,619	384,345
Teikoku Sen-I Co., Ltd.	13,701	196,837
Tekken Corp.	70,579	217,414
The Nippon Road Co., Ltd.	31,205	120,772
Toa Corp.	11,174	186,912
TOKAI Holdings Corp.	67,834	448,873
Tokyu Construction Co., Ltd.	51,789	426,329
Toshiba Machine Co., Ltd.	75,169	283,669
Toshiba Plant Systems & Services Corp.	22,224	334,301
Totetsu Kogyo Co., Ltd.	18,568	495,386
Toyo Construction Co., Ltd.	15,388	55,775
Toyo Engineering Corp. *	89,244	250,630
Trusco Nakayama Corp.	11,085	503,930
Tsubaki Nakashima Co., Ltd.	8,196	120,698
Tsubakimoto Chain Co.	88,384	698,105
Tsugami Corp.	42,744	236,331
Tsukishima Kikai Co., Ltd.	26,058	285,862
Union Tool Co.	6,489	160,937
Wakita & Co., Ltd.	22,224	183,144
YAMABIKO Corp.	24,704	290,520
Yamazen Corp.	53,117	418,149
Yokogawa Bridge Holdings Corp.	15,509	178,440
Yushin Precision Equipment Co., Ltd.	4,650	107,859
		37,858,341
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	10,967	302,219
Bell System24 Holdings, Inc.	22,759	186,354
Benefit One, Inc.	10,384	245,053
Daiseki Co., Ltd.	28,166	539,120
Duskin Co., Ltd.	33,653	678,996
Itoki Corp.	23,948	156,578
Kokuyo Co., Ltd.	55,099	645,550
Meitec Corp.	14,007	527,975
Mitsubishi Pencil Co., Ltd.	13,480	703,901
Nippon Parking Development Co., Ltd.	116,007	166,968
Nissha Printing Co., Ltd. (a)	18,156	386,081
Nomura Co., Ltd.	23,412	343,953
Okamura Corp.	43,406	370,653
Outsourcing, Inc.	6,000	190,881
Prestige International, Inc.	13,674	96,964
Relia, Inc.	22,224	214,741

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sato Holdings Corp.	13,697	271,428
TechnoPro Holdings, Inc.	20,560	655,892
		6,683,307
Consumer Durables & Apparel 1.0%
Alpine Electronics, Inc.	25,023	323,919
Chofu Seisakusho Co., Ltd.	11,067	258,452
Clarion Co., Ltd.	24,727	80,727
Descente Ltd.	30,127	331,292
Foster Electric Co., Ltd.	15,251	282,146
Fujibo Holdings, Inc.	8,918	279,018
Goldwin, Inc.	5,011	218,128
Gunze Ltd.	140,439	465,891
JVC Kenwood Corp.	88,517	247,035
Kurabo Industries Ltd.	125,112	253,639
Mars Engineering Corp.	10,479	188,989
Mizuno Corp.	73,949	360,838
Onward Holdings Co., Ltd.	67,794	446,823
Pioneer Corp. *	165,314	342,394
Sangetsu Corp.	42,254	740,543
Sanyo Shokai Ltd.	41,666	57,775
Seiko Holdings Corp.	74,787	264,506
Seiren Co., Ltd.	28,256	363,538
Starts Corp., Inc.	14,861	272,061
Tamron Co., Ltd.	11,997	202,047
The Japan Wool Textile Co., Ltd.	35,576	249,777
Token Corp.	4,357	302,843
Tomy Co., Ltd.	39,460	402,755
TSI Holdings Co., Ltd.	68,892	397,227
Unitika Ltd. *	199,491	150,566
Yondoshi Holdings, Inc.	10,163	234,308
Yonex Co., Ltd.	4,430	213,054
Zojirushi Corp.	22,800	302,746
		8,233,037
Consumer Services 0.9%
Accordia Golf Co., Ltd.	44,007	463,069
Atom Corp.	43,668	267,500
CHIMNEY Co., Ltd.	7,089	179,239
Colowide Co., Ltd.	34,788	578,859
Create Restaurants Holdings, Inc.	23,297	205,889
Doutor Nichires Holdings Co., Ltd.	17,361	324,076
Fuji Kyuko Co., Ltd.	43,076	401,481
Fujita Kanko, Inc.	46,036	132,922
Hiday Hidaka Corp.	3,740	88,655
Ichibanya Co., Ltd.	8,901	292,937
Kisoji Co., Ltd.	19,764	395,991
Kura Corp.	3,370	144,921
Kyoritsu Maintenance Co., Ltd. (a)	7,097	431,631
Matsuya Foods Co., Ltd.	10,969	335,005
MOS Food Services, Inc.	16,186	483,684
Ohsho Food Service Corp.	6,547	238,449
Plenus Co., Ltd.	13,333	261,172
Round One Corp.	20,598	144,075
Royal Holdings Co., Ltd.	15,509	263,372
Saizeriya Co., Ltd.	14,237	345,476
St Marc Holdings Co., Ltd.	8,631	268,145
Tokyo Dome Corp.	60,136	621,177
Tokyotokeiba Co., Ltd.	81,275	199,006
Toridoll Holdings corp.	8,849	192,209
Tosho Co., Ltd.	5,266	232,463
Yoshinoya Holdings Co., Ltd.	38,424	525,044
		8,016,447
Diversified Financials 0.5%
Financial Products Group Co., Ltd.	36,496	292,429
Fuyo General Lease Co., Ltd.	12,189	577,652
IBJ Leasing Co., Ltd.	22,884	484,612
Ichiyoshi Securities Co., Ltd.	22,860	164,511
J Trust Co., Ltd.	49,930	431,183
Security	Number of Shares	Value ($)
Jaccs Co., Ltd.	69,125	322,132
Japan Securities Finance Co., Ltd.	71,301	341,033
kabu.com Securities Co., Ltd.	120,433	386,840
Kyokuto Securities Co., Ltd.	16,335	238,262
Marusan Securities Co., Ltd.	33,649	274,638
Monex Group, Inc.	116,911	277,028
Okasan Securities Group, Inc.	27,786	160,212
Ricoh Leasing Co., Ltd.	6,815	209,334
		4,159,866
Energy 0.2%
Itochu Enex Co., Ltd.	40,951	310,515
Modec, Inc.	13,435	205,160
Nippon Gas Co., Ltd.	23,776	686,498
San-Ai Oil Co., Ltd.	39,744	274,506
Shinko Plantech Co., Ltd.	30,137	213,441
		1,690,120
Food & Staples Retailing 0.6%
Arcs Co., Ltd.	28,497	648,245
Axial Retailing, Inc.	10,479	356,826
Belc Co., Ltd.	5,309	191,729
Cawachi Ltd.	4,272	100,965
Cocokara fine, Inc.	11,693	429,977
Create SD Holdings Co., Ltd.	11,059	235,554
Heiwado Co., Ltd.	17,704	351,610
Kato Sangyo Co., Ltd.	11,067	244,854
Life Corp.	10,091	287,378
Qol Co., Ltd.	4,585	58,909
San-A Co., Ltd.	10,363	501,120
Sogo Medical Co., Ltd.	3,080	93,931
Toho Co., Ltd.	4,749	103,903
United Super Markets Holdings, Inc.	44,171	363,618
Valor Holdings Co., Ltd.	21,294	510,555
Yaoko Co., Ltd.	11,897	454,184
Yokohama Reito Co., Ltd.	41,604	379,728
		5,313,086
Food, Beverage & Tobacco 0.9%
Dydo Drinco, Inc.	5,190	257,348
Fuji Oil Holdings, Inc.	27,357	518,113
Fujicco Co., Ltd.	12,772	262,513
Hokuto Corp.	11,867	209,231
Kameda Seika Co., Ltd.	8,794	405,182
Kenko Mayonnaise Co., Ltd.	5,962	168,482
Key Coffee, Inc.	14,758	270,435
Kotobuki Spirits Co., Ltd.	11,679	269,772
Marudai Food Co., Ltd.	66,930	277,247
Maruha Nichiro Corp.	21,184	541,010
Morinaga & Co., Ltd.	22,312	886,057
Morinaga Milk Industry Co., Ltd.	115,889	797,376
Nippon Flour Mills Co., Ltd.	26,705	362,332
Nippon Suisan Kaisha Ltd.	131,793	594,511
Prima Meat Packers Ltd.	77,632	271,162
Rock Field Co., Ltd.	14,227	179,547
Rokko Butter Co., Ltd.	6,272	139,372
S Foods, Inc.	9,609	227,944
Sakata Seed Corp.	20,404	536,132
Showa Sangyo Co., Ltd.	66,930	345,385
The Nisshin Oillio Group Ltd.	66,930	286,058
Warabeya Nichiyo Holdings Co., Ltd.	9,119	192,392
		7,997,601
Health Care Equipment & Services 0.6%
A/S One Corp.	6,948	297,262
BML, Inc.	13,114	303,149
Eiken Chemical Co., Ltd.	8,355	219,315
Hogy Medical Co., Ltd.	6,183	364,647
Jeol Ltd.	44,665	176,786
Mani, Inc.	13,067	278,668
Menicon Co., Ltd.	5,087	129,513

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nagaileben Co., Ltd.	16,937	352,579
NichiiGakkan Co., Ltd. (a)	30,747	236,380
Nikkiso Co., Ltd.	39,894	363,421
Paramount Bed Holdings Co., Ltd.	11,343	417,106
Ship Healthcare Holdings, Inc.	22,224	582,589
Toho Holdings Co., Ltd.	29,763	578,830
Tokai Corp.	8,158	261,325
Tsukui Corp.	32,018	201,474
Vital KSK Holdings, Inc.	21,628	182,788
		4,945,832
Household & Personal Products 0.3%
Ci:z Holdings Co., Ltd.	13,093	340,122
Earth Chemical Co., Ltd.	8,410	350,586
euglena Co., Ltd. *(a)	32,549	366,781
Fancl Corp.	25,017	347,114
Mandom Corp.	10,771	464,133
Milbon Co., Ltd.	7,254	295,393
Noevir Holdings Co., Ltd.	8,794	276,296
		2,440,425
Insurance 0.0%
Anicom Holdings, Inc.	11,599	274,846
Materials 2.3%
ADEKA Corp.	70,879	957,328
Aichi Steel Corp.	7,795	361,206
Asahi Holdings, Inc.	22,878	405,176
Chugoku Marine Paints Ltd.	47,006	321,363
Dai Nippon Toryo Co., Ltd.	71,153	135,506
Daiken Corp.	7,809	137,477
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,087	266,820
Daio Paper Corp. (a)	40,284	444,752
Fuji Seal International, Inc.	10,799	438,803
Fujimi, Inc.	15,561	270,127
Fujimori Kogyo Co., Ltd.	7,083	171,752
Fuso Chemical Co., Ltd.	10,784	240,580
Godo Steel Ltd.	6,821	130,021
Hokuetsu Kishu Paper Co., Ltd.	86,606	498,605
Ihara Chemical Industry Co., Ltd.	21,060	191,665
Ishihara Sangyo Kaisha Ltd. *	24,626	207,045
JSP Corp.	4,704	117,574
Kanto Denka Kogyo Co., Ltd.	20,798	173,400
Konishi Co., Ltd.	7,769	87,068
Kumiai Chemical Industry Co., Ltd.	28,158	168,041
Kureha Corp.	8,260	338,534
Kyoei Steel Ltd.	14,879	270,824
Mitsui Mining & Smelting Co., Ltd.	289,405	675,604
Neturen Co., Ltd.	10,669	85,019
Nihon Nohyaku Co., Ltd.	34,513	186,278
Nihon Parkerizing Co., Ltd.	64,206	746,051
Nippon Light Metal Holdings Co., Ltd.	331,680	742,274
Nippon Soda Co., Ltd.	73,645	320,575
Nippon Yakin Kogyo Co., Ltd.	59,976	103,166
NOF Corp.	78,123	726,072
Okamoto Industries, Inc.	38,487	361,074
OSAKA Titanium Technologies Co., Ltd. *(a)	11,219	158,520
Pacific Metals Co., Ltd. *	71,301	239,036
Riken Technos Corp.	34,327	165,391
Sakata INX Corp.	28,041	368,646
Sanyo Chemical Industries Ltd.	8,981	380,695
Sanyo Special Steel Co., Ltd.	70,208	353,058
Sekisui Plastics Co., Ltd.	14,232	100,047
Shikoku Chemicals Corp.	10,399	91,355
Shin-Etsu Polymer Co., Ltd.	32,109	215,009
Stella Chemifa Corp.	3,470	91,360
Sumitomo Bakelite Co., Ltd.	105,708	572,398
Sumitomo Seika Chemicals Co., Ltd.	3,998	151,225
Taiyo Holdings Co., Ltd.	12,404	482,248
Security	Number of Shares	Value ($)
Takasago International Corp.	9,703	263,129
Toagosei Co., Ltd.	64,555	627,166
Toho Titanium Co., Ltd.	18,922	126,208
Toho Zinc Co., Ltd.	66,930	257,864
Tokai Carbon Co., Ltd.	131,124	438,442
Tokushu Tokai Paper Co., Ltd.	2,205	77,309
Tokuyama Corp. *	199,841	787,473
Tokyo Ohka Kogyo Co., Ltd.	20,316	681,984
Tokyo Rope Manufacturing Co., Ltd.	8,260	152,811
Tokyo Steel Manufacturing Co., Ltd.	58,161	421,105
Topy Industries Ltd.	11,396	288,438
Toyo Ink SC Holdings Co., Ltd.	101,186	461,773
UACJ Corp.	143,320	415,074
W-Scope Corp. (a)	12,817	213,495
Yodogawa Steel Works Ltd.	15,475	429,163
		19,290,202
Media 0.2%
Asatsu-DK, Inc.	16,208	430,288
Avex Group Holdings, Inc.	18,608	258,188
Kadokawa Dwango *	27,838	380,881
Next Co., Ltd.	29,242	205,563
Toei Co., Ltd.	35,576	287,555
Tv Tokyo Holdings Corp.	10,659	208,138
Vector, Inc.	7,375	78,057
Zenrin Co., Ltd.	9,489	141,821
		1,990,491
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	12,209	181,830
EPS Holdings, Inc.	19,518	229,875
JCR Pharmaceuticals Co., Ltd.	7,451	187,019
Nichi-iko Pharmaceutical Co., Ltd.	23,626	327,814
Seikagaku Corp.	24,846	356,952
Takara Bio, Inc.	17,202	220,564
Torii Pharmaceutical Co., Ltd.	7,769	162,341
Towa Pharmaceutical Co., Ltd.	4,680	169,424
ZERIA Pharmaceutical Co., Ltd.	24,032	391,658
		2,227,477
Real Estate 0.3%
Daibiru Corp.	35,576	318,153
Heiwa Real Estate Co., Ltd.	27,117	388,865
Keihanshin Building Co., Ltd.	49,439	253,823
Kenedix, Inc.	148,960	551,679
Open House Co., Ltd.	10,297	255,561
Takara Leben Co., Ltd.	54,470	322,675
TOC Co., Ltd.	44,042	382,268
Unizo Holdings Co., Ltd.	8,484	243,102
		2,716,126
Retailing 0.8%
AOKI Holdings, Inc.	24,747	290,809
Arata Corp.	7,065	149,677
Arcland Sakamoto Co., Ltd.	23,397	272,686
Belluna Co., Ltd.	46,982	263,886
Chiyoda Co., Ltd.	17,704	412,050
DCM Holdings Co., Ltd.	57,342	519,850
Doshisha Co., Ltd.	13,089	237,094
EDION Corp.	47,043	453,730
Fuji Co., Ltd.	12,595	245,832
Geo Holdings Corp.	17,549	190,668
IDOM, Inc.	30,376	151,420
Jin Co., Ltd. (a)	6,532	274,878
Joshin Denki Co., Ltd.	10,399	86,883
Joyful Honda Co., Ltd.	14,666	413,806
Kohnan Shoji Co., Ltd.	7,669	145,579
Matsuya Co., Ltd.	26,623	237,386
Nishimatsuya Chain Co., Ltd.	32,109	417,055
PAL GROUP Holdings Co., Ltd.	6,988	182,021
PALTAC Corp.	17,640	394,305

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PC Depot Corp.	12,299	60,445
Sanyo Electric Railway Co., Ltd.	26,058	134,469
T-Gaia Corp.	10,029	150,243
United Arrows Ltd.	16,544	418,301
VT Holdings Co., Ltd.	37,807	185,145
Xebio Holdings Co., Ltd.	17,297	267,170
Yellow Hat Ltd.	13,623	279,406
		6,834,794
Semiconductors & Semiconductor Equipment 0.3%
Japan Material Co., Ltd.	3,409	111,145
Megachips Corp.	7,475	177,715
Micronics Japan Co., Ltd.	11,860	104,814
Sanken Electric Co., Ltd. *	64,754	275,622
Shindengen Electric Manufacturing Co., Ltd.	42,362	160,979
Shinko Electric Industries Co., Ltd.	15,878	97,962
Tokyo Seimitsu Co., Ltd.	27,018	763,508
Ulvac, Inc.	26,416	796,340
		2,488,085
Software & Services 0.7%
Ateam, Inc.	3,190	67,582
Broadleaf Co., Ltd.	15,338	183,472
Digital Arts, Inc.	2,771	59,411
Dip Corp.	10,759	226,898
DTS Corp.	10,379	230,634
F@N Communications, Inc.	18,240	120,218
Fuji Soft, Inc.	12,875	299,771
GMO internet, Inc.	35,429	487,850
Gurunavi, Inc.	14,814	315,405
Ines Corp.	15,828	164,468
Infomart Corp.	14,950	152,721
Information Services International-Dentsu Ltd.	2,560	41,631
Internet Initiative Japan, Inc.	16,681	240,088
Istyle, Inc.	13,029	85,301
KLab, Inc. *	18,318	103,370
Marvelous, Inc. (a)	17,068	116,088
Miroku Jyoho Service Co., Ltd.	7,794	130,031
MTI Ltd.	12,589	82,752
NEC Networks & System Integration Corp.	13,333	242,099
NET One Systems Co., Ltd.	61,113	414,053
Nihon Unisys Ltd.	31,601	391,598
NSD Co., Ltd.	20,363	313,634
SMS Co., Ltd.	13,319	334,071
Systena Corp.	5,542	78,793
TKC Corp.	9,680	262,506
Transcosmos, Inc.	13,838	337,737
Wellnet Corp.	5,123	58,493
		5,540,675
Technology Hardware & Equipment 1.2%
Ai Holdings Corp.	19,202	423,491
Amano Corp.	44,311	746,262
Anritsu Corp.	77,336	392,975
Canon Electronics, Inc.	20,378	305,460
CMK Corp. *	19,518	102,776
CONEXIO Corp.	6,219	76,411
Daiwabo Holdings Co., Ltd.	93,693	247,502
Denki Kogyo Co., Ltd.	44,538	227,097
Dexerials Corp.	23,817	202,751
Eizo Corp.	10,621	314,123
Elecom Co., Ltd.	10,399	178,967
Enplas Corp.	5,524	159,740
ESPEC Corp.	6,489	71,357
Hioki EE Corp.	3,100	56,235
Hitachi Kokusai Electric, Inc.	28,939	579,821
Hitachi Maxell Ltd.	22,224	391,058
Hosiden Corp.	36,361	298,368
Japan Cash Machine Co., Ltd.	5,223	71,324
Security	Number of Shares	Value ($)
Japan Digital Laboratory Co., Ltd.	11,067	234,267
Koa Corp.	22,224	206,549
Macnica Fuji Electronics Holdings, Inc.	13,029	155,509
Maruwa Co., Ltd.	4,142	144,858
Mitsumi Electric Co., Ltd. *	48,616	284,157
Nichicon Corp.	46,185	402,490
Nippon Chemi-Con Corp.	92,682	188,707
Nippon Signal Co., Ltd.	38,916	313,527
Nohmi Bosai Ltd.	13,333	210,506
Oki Electric Industry Co., Ltd.	45,358	613,823
Optex Co., Ltd.	7,769	195,273
Osaki Electric Co., Ltd.	20,163	203,674
Riso Kagaku Corp.	17,317	300,762
Ryosan Co., Ltd.	16,792	506,951
Siix Corp.	8,938	300,430
SMK Corp.	44,538	167,684
Tamura Corp.	44,538	172,375
Toshiba TEC Corp. *	52,135	258,513
Toyo Corp.	30,747	257,698
UKC Holdings Corp.	7,769	142,773
V Technology Co., Ltd.	1,914	201,403
Wacom Co., Ltd.	75,749	204,089
		10,511,736
Transportation 0.5%
Hamakyorex Co., Ltd.	11,405	205,389
Iino Kaiun Kaisha Ltd.	76,105	280,522
Kintetsu World Express, Inc.	17,565	250,191
Konoike Transport Co., Ltd.	17,573	239,509
Maruzen Showa Unyu Co., Ltd.	69,125	268,140
Mitsui-Soko Holdings Co., Ltd.	53,429	156,613
Nippon Holdings Co., Ltd.	33,197	696,891
Nissin Corp.	82,626	245,822
Sakai Moving Service Co., Ltd.	4,920	103,931
Sankyu, Inc.	127,224	742,498
Senko Co., Ltd.	61,799	438,226
The Sumitomo Warehouse Co., Ltd.	71,301	367,315
Trancom Co., Ltd.	4,352	212,740
		4,207,787
Utilities 0.1%
Saibu Gas Co., Ltd.	222,459	480,275
Shizuoka Gas Co., Ltd.	34,553	238,955
The Okinawa Electric Power Co., Inc.	19,708	401,961
		1,121,191
		164,918,979

Netherlands 2.2%
Capital Goods 0.5%
Aalberts Industries N.V.	53,077	1,618,742
Arcadis N.V.	36,476	424,277
IMCD Group N.V.	25,440	1,030,084
Koninklijke BAM Groep N.V.	114,717	496,502
TKH Group N.V.	24,656	914,120
		4,483,725
Commercial & Professional Services 0.0%
Brunel International N.V.	10,459	154,164
Consumer Durables & Apparel 0.1%
Accell Group	13,029	277,253
TomTom N.V. *	63,884	512,530
		789,783
Diversified Financials 0.1%
BinckBank N.V.	20,026	110,084
Flow Traders (b)	15,608	494,722
		604,806

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.2%
Fugro N.V. CVA *	33,074	544,166
SBM Offshore N.V.	96,976	1,400,604
		1,944,770
Food, Beverage & Tobacco 0.1%
Refresco Group N.V. (b)	30,359	440,079
Wessanen	34,550	415,068
		855,147
Insurance 0.2%
Delta Lloyd N.V.	233,360	1,344,930
Materials 0.3%
APERAM S.A.	25,442	1,140,280
Corbion N.V.	33,878	840,944
		1,981,224
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *	18,852	1,121,299
Real Estate 0.3%
Eurocommercial Properties N.V.	25,468	912,075
NSI N.V.	76,586	294,910
Vastned Retail N.V.	10,006	367,947
Wereldhave N.V.	21,604	903,179
		2,478,111
Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	26,058	1,107,904
BE Semiconductor Industries N.V.	12,033	399,596
		1,507,500
Transportation 0.1%
PostNL N.V. *	214,336	1,057,259
		18,322,718

New Zealand 0.9%
Energy 0.1%
Z Energy Ltd.	200,074	999,778
Food, Beverage & Tobacco 0.1%
a2 Milk Co., Ltd. *	371,924	648,505
Health Care Equipment & Services 0.1%
EBOS Group Ltd.	43,873	504,086
Metlifecare Ltd.	72,731	290,236
Summerset Group Holdings Ltd.	93,698	322,768
		1,117,090
Insurance 0.0%
TOWER Ltd.	130,692	64,381
Real Estate 0.2%
Argosy Property Ltd.	527,769	392,787
Goodman Property Trust	655,234	566,604
Precinct Properties New Zealand Ltd.	377,392	319,657
Vital Healthcare Property Trust	88,510	128,295
		1,407,343
Retailing 0.1%
Kathmandu Holdings Ltd.	87,763	115,704
Trade Me Group Ltd.	211,019	711,954
		827,658
Telecommunication Services 0.1%
Chorus Ltd.	235,814	658,551
Transportation 0.1%
Freightways Ltd.	113,192	537,544
Mainfreight Ltd.	41,804	597,651
		1,135,195
Security	Number of Shares	Value ($)
Utilities 0.1%
Genesis Energy Ltd.	316,600	455,545
Infratil Ltd.	260,815	515,775
		971,320
		7,829,821

Norway 1.8%
Banks 0.1%
SpareBank 1 SMN	65,453	472,840
SpareBank 1 SR-Bank A.S.A.	64,521	424,423
		897,263
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	26,785	383,850
Veidekke A.S.A.	36,550	519,496
		903,346
Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	78,212	780,912
Diversified Financials 0.1%
Aker A.S.A., A Shares	12,406	461,956
Energy 0.6%
Aker BP A.S.A.	61,603	1,001,492
Aker Solutions A.S.A. *	78,812	354,476
DNO A.S.A. *(a)	359,816	312,768
Hoegh LNG Holdings Ltd.	18,910	197,693
Ocean Yield A.S.A.	22,171	178,396
Petroleum Geo-Services A.S.A. *	124,695	364,719
Seadrill Ltd. *(a)	165,853	460,749
Subsea 7 S.A. *	140,586	1,641,490
TGS Nopec Geophysical Co. A.S.A.	52,177	1,025,380
		5,537,163
Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	40,844	383,820
Bakkafrost P/F	17,588	741,687
Leroy Seafood Group A.S.A.	14,458	801,604
Salmar A.S.A.	29,232	916,811
		2,843,922
Insurance 0.1%
Storebrand A.S.A. *	244,998	1,280,655
Real Estate 0.1%
Entra A.S.A. (b)	41,822	432,312
Norwegian Property A.S.A.	173,732	210,197
		642,509
Retailing 0.1%
XXL A.S.A. (b)	54,208	643,124
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *	79,450	320,109
REC Silicon A.S.A. *(a)	1,114,071	121,704
		441,813
Software & Services 0.1%
Atea A.S.A. *	51,175	468,880
Opera Software A.S.A. *	53,953	373,919
		842,799
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	5,880	183,863
Wilh Wilhelmsen A.S.A.	39,106	129,999
		313,862
		15,589,324

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Portugal 0.4%
Banks 0.1%
Banco BPI S.A. - Reg'd *	185,221	221,435
Banco Comercial Portugues S.A. *(a)	234,726	293,817
		515,252
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	561,420	473,466
Materials 0.1%
Altri, SGPS, S.A.	44,274	171,895
Semapa-Sociedade de Investimento e Gestao	22,467	289,571
The Navigator Co. S.A.	148,518	462,245
		923,711
Media 0.1%
NOS, SGPS S.A.	134,732	764,499
Transportation 0.0%
CTT-Correios de Portugal S.A.	73,976	461,033
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	96,350	263,595
		3,401,556

Republic of Korea 4.9%
Automobiles & Components 0.2%
Halla Holdings Corp.	5,194	283,459
Kumho Tire Co., Inc. *	91,000	650,751
Nexen Tire Corp.	26,130	297,275
S&T Motiv Co., Ltd.	6,000	215,303
SL Corp.	11,300	180,270
Ssangyong Motor Co. *	23,000	143,227
Sungwoo Hitech Co., Ltd.	18,057	118,315
		1,888,600
Banks 0.0%
JB Financial Group Co., Ltd.	76,294	373,296
Capital Goods 0.3%
Byucksan Corp.	36,500	138,469
Dawonsys Co., Ltd.	9,000	86,994
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	77,072
Hyundai Elevator Co., Ltd. *	4,611	227,976
Hyundai Rotem Co., Ltd. *	8,000	128,309
iMarketKorea, Inc.	10,000	88,106
IS Dongseo Co., Ltd.	5,300	200,612
Kolon Corp.	2,917	128,253
Korea Electric Terminal Co., Ltd.	3,100	199,675
Kumho Industrial Co., Ltd. *	11,075	82,419
LG International Corp.	15,000	386,853
LIG Nex1 Co., Ltd.	4,817	310,681
LS Industrial Systems Co., Ltd.	7,971	265,234
S&T Dynamics Co., Ltd.	15,720	122,097
		2,442,750
Consumer Durables & Apparel 0.2%
Cuckoo Electronics Co., Ltd.	682	78,465
Fila Korea Ltd.	3,900	223,515
Handsome Co., Ltd.	8,300	261,982
Hansae Co., Ltd.	7,000	133,228
HLB, Inc. *	21,788	287,015
Hyundai Livart Furniture Co., Ltd.	8,000	177,238
LF Corp.	6,858	129,645
Youngone Corp.	14,400	339,352
Youngone Holdings Co., Ltd.	2,300	107,814
		1,738,254
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Daekyo Co., Ltd.	20,000	141,825
Emerson Pacific, Inc. *	6,996	214,539
Grand Korea Leisure Co., Ltd.	12,871	242,215
Hana Tour Service, Inc.	6,000	349,514
Modetour Network, Inc.	6,000	140,114
		1,088,207
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	26,463	235,418
Hankook Tire Worldwide Co., Ltd.	10,435	184,323
KIWOOM Securities Co., Ltd.	5,000	273,727
Meritz Financial Group, Inc.	20,400	198,931
Meritz Securities Co., Ltd.	176,000	533,698
NICE Holdings Co., Ltd.	8,972	127,015
NICE Information Service Co., Ltd.	26,314	153,060
SK Securities Co., Ltd. *	100,000	87,250
Yuanta Securities Korea Co., Ltd. *	41,845	113,646
		1,907,068
Energy 0.1%
Hankook Shell Oil Co., Ltd.	450	172,256
SK Gas Ltd.	3,222	303,169
		475,425
Food & Staples Retailing 0.1%
CJ Freshway Corp.	2,500	85,647
Hyundai Greenfood Co., Ltd.	32,000	443,437
		529,084
Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	3,060	168,306
Crown Confectionery Co., Ltd.	3,590	91,358
Daesang Corp.	11,535	282,196
Dongwon F&B Co., Ltd.	560	98,439
Dongwon Industries Co., Ltd.	900	248,278
Lotte Food Co., Ltd.	400	224,114
Maeil Dairy Industry Co., Ltd.	4,000	138,745
Muhak Co., Ltd.	7,847	147,335
Namyang Dairy Products Co., Ltd.	297	183,426
Samyang Corp.	1,891	183,592
Samyang Holdings Corp.	3,210	336,363
SPC SAMLIP	1,610	227,236
		2,329,388
Health Care Equipment & Services 0.2%
Chabiotech Co., Ltd. *	13,147	136,638
DIO Corp. *	6,246	216,918
i-SENS, Inc. *	5,000	129,592
InBody Co., Ltd.	7,059	156,088
Lutronic Corp.	5,547	151,836
Medipost Co., Ltd. *	3,401	153,897
Osstem Implant Co., Ltd. *	6,310	304,961
		1,249,930
Household & Personal Products 0.2%
Coreana Cosmetics Co., Ltd.	17,331	87,467
Cosmax BTI, Inc.	1,981	52,446
Cosmax, Inc.	2,816	250,515
COSON Co., Ltd. *	11,495	122,418
It's Skin Co., Ltd.	3,844	141,883
Korea Kolmar Co., Ltd.	6,364	366,908
Korea Kolmar Holdings Co., Ltd.	4,854	117,089
Leader Cosmetics Co., Ltd. *	6,565	110,909
NUTRIBIOTECH Co., Ltd. *	2,356	110,842
		1,360,477
Insurance 0.2%
Hanwha General Insurance Co., Ltd.	32,016	212,792
KB Insurance Co., Ltd.	18,300	445,349
Korean Reinsurance Co.	43,000	421,154

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Meritz Fire & Marine Insurance Co., Ltd.	26,092	368,263
Tongyang Life Insurance Co.,Ltd.	15,897	175,417
		1,622,975
Materials 0.6%
AK Holdings, Inc.	2,276	112,140
Dongkuk Steel Mill Co., Ltd. *	34,179	283,887
Foosung Co., Ltd. *	28,999	175,624
Hanil Cement Co., Ltd.	1,791	111,071
Hansol Chemical Co., Ltd.	4,571	340,953
Hansol Holdings Co., Ltd. *	15,000	73,393
Hansol Paper Co., Ltd.	5,915	98,916
Huchems Fine Chemical Corp.	15,000	298,961
Jenax, Inc. *	2,000	47,132
KISWIRE Ltd.	3,917	140,054
Kolon Industries, Inc.	11,000	657,714
Korea PetroChemical Ind Co., Ltd.	1,560	298,909
Lock&Lock Co., Ltd.	12,300	140,986
Poongsan Corp.	10,750	356,785
Seah Besteel Corp.	5,000	105,428
SK Chemicals Co., Ltd.	9,750	514,585
SK Materials Co., Ltd.	2,929	383,334
Soulbrain Co., Ltd.	4,228	188,787
Ssangyong Cement Industrial Co., Ltd. *	20,662	296,043
Taekwang Industrial Co., Ltd.	223	169,007
Tongyang, Inc.	122,189	310,424
Young Poong Corp.	220	196,844
		5,300,977
Media 0.2%
CJ CGV Co., Ltd.	6,460	336,525
CJ E&M Corp.	11,500	554,809
CJ Hellovision Co., Ltd.	12,500	97,194
Innocean Worldwide, Inc.	6,000	319,234
KT Skylife Co., Ltd.	6,000	92,126
Loen Entertainment, Inc. *	3,994	254,184
SM Entertainment Co. *	8,550	182,475
Woongjin Thinkbig Co., Ltd. *	11,018	82,278
YG Entertainment, Inc.	4,256	98,477
		2,017,302
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Amicogen, Inc.	4,631	184,994
Binex Co., Ltd. *	13,655	203,239
Bukwang Pharmaceutical Co., Ltd.	12,119	248,797
Caregen Co., Ltd.	2,705	170,299
Cell Biotech Co., Ltd.	4,600	162,311
Chong Kun Dang Pharmaceutical Corp.	4,280	363,547
Chongkundang Holdings Corp.	1,200	65,694
Dae Hwa Pharmaceutical Co., Ltd.	6,272	140,564
Daewoong Co., Ltd.	3,279	130,706
Daewoong Pharmaceutical Co., Ltd.	3,046	174,831
Dong-A Socio Holdings Co., Ltd.	1,700	204,311
Dong-A ST Co., Ltd.	2,550	183,880
Genexine Co., Ltd. *	6,466	237,003
Green Cross Corp.	2,800	350,883
Green Cross Holdings Corp.	14,000	269,450
Hanall Biopharma Co., Ltd. *	23,044	229,642
Hugel, Inc. *	976	231,508
Humedix Co., Ltd.	4,490	126,744
Huons Co., Ltd. *	3,129	157,648
Ilyang Pharmaceutical Co., Ltd. *	6,777	209,272
iNtRON Biotechnology, Inc. *	7,200	175,527
Jeil Pharmaceutical Co.	1,500	73,008
JW Holdings Corp.	22,859	167,965
JW Pharmaceutical Corp.	6,350	265,613
Kolon Life Science, Inc.	2,970	321,122
Komipharm International Co., Ltd. *	16,500	493,991
Kwang Dong Pharmaceutical Co., Ltd.	22,200	157,615
LG Life Sciences Ltd. *	7,400	367,769
Security	Number of Shares	Value ($)
Medy-Tox, Inc.	2,400	673,778
Naturalendo Tech Co., Ltd. *	5,386	79,243
Peptron, Inc. *	3,802	119,356
Pharmicell Co., Ltd. *	33,984	135,756
Seegene, Inc. *	8,500	234,485
ViroMed Co., Ltd. *	6,500	583,807
Yungjin Pharmaceutical Co., Ltd. *	33,000	237,116
		8,131,474
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	133,994	339,842
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,806	254,745
GS Home Shopping, Inc.	2,222	326,918
Hyundai Home Shopping Network Corp.	4,269	390,730
Interpark Holdings Corp.	32,914	133,734
LOTTE Himart Co., Ltd.	8,000	313,075
NS Shopping Co., Ltd. *	1,251	165,866
Seobu T&D *	12,384	185,381
		1,770,449
Semiconductors & Semiconductor Equipment 0.3%
Advanced Process Systems Corp. *	10,000	205,723
Dongbu HiTek Co., Ltd. *	18,653	248,111
Eo Technics Co., Ltd.	4,990	339,340
GemVax & Kael Co., Ltd. *	17,326	181,552
Hansol Technics Co., Ltd. *	16,471	197,953
Jusung Engineering Co., Ltd. *	22,271	176,027
Koh Young Technology, Inc.	8,228	299,123
LEENO Industrial, Inc.	3,922	140,736
Seoul Semiconductor Co., Ltd.	20,080	250,775
Silicon Works Co., Ltd.	6,814	155,625
Wonik Holdings Co., Ltd. *	22,280	115,874
WONIK IPS Co., Ltd. *	19,301	350,837
		2,661,676
Software & Services 0.2%
Ahnlab, Inc.	2,877	155,534
Com2uSCorp *	5,479	395,558
Daou Technology, Inc.	16,600	266,952
DoubleUGames Co., Ltd. *	8,750	237,640
DuzonBizon Co., Ltd.	10,321	198,642
Gamevil, Inc. *	2,324	106,156
GOLFZON Co., Ltd.	2,000	111,715
Hancom, Inc.	8,000	109,833
Posco ICT Co., Ltd. *	22,300	104,151
Webzen, Inc. *	8,000	100,252
WeMade Entertainment Co., Ltd. *	3,862	69,539
		1,855,972
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	20,000	132,757
Green Cross Cell Corp. *	3,000	70,570
Humax Co., Ltd.	8,338	95,573
KONA I Co., Ltd.	5,368	61,300
LG Innotek Co., Ltd.	8,000	554,980
Partron Co., Ltd.	25,200	194,004
SFA Engineering Corp.	4,581	232,763
		1,341,947
Transportation 0.1%
Asiana Airlines, Inc. *	38,700	156,084
Hanjin Kal Corp.	21,947	334,166
Hanjin Transportation Co., Ltd.	4,586	108,467
Pan Ocean Co., Ltd. *	117,531	395,104
		993,821

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.0%
Samchully Co., Ltd.	2,200	184,611
		41,603,525

Singapore 1.6%
Capital Goods 0.1%
Sarine Technologies Ltd.	155,695	195,108
United Engineers Ltd.	241,163	437,743
		632,851
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(c)(d)	884,000	—
Consumer Services 0.1%
Accordia Golf Trust	416,030	194,597
Genting Hong Kong Ltd. *	1,058,663	307,012
GL Ltd.	426,955	219,081
OUE Ltd.	144,148	177,116
		897,806
Diversified Financials 0.0%
ARA Asset Management Ltd.	223,291	262,668
Energy 0.0%
Ezion Holdings Ltd. *	920,741	218,551
Food, Beverage & Tobacco 0.1%
First Resources Ltd.	289,456	383,947
Super Group Ltd.	260,815	231,245
		615,192
Health Care Equipment & Services 0.1%
Raffles Medical Group Ltd.	475,006	485,817
RHT Health Trust	357,338	217,037
		702,854
Materials 0.0%
Midas Holdings Ltd.	714,676	112,261
Media 0.0%
Asian Pay Television Trust	777,254	263,172
Real Estate 1.1%
Ascendas Hospitality Trust	521,630	253,095
Ascendas India Trust	357,338	261,941
Ascott Residence Trust	425,271	336,975
Cache Logistics Trust	470,364	267,625
Cambridge Industrial Trust	687,842	256,908
CapitaLand Retail China Trust	268,560	258,735
CDL Hospitality Trusts	381,925	353,289
Croesus Retail Trust	338,577	198,551
Far East Hospitality Trust	475,708	194,282
First Real Estate Investment Trust	268,560	238,112
Frasers Centrepoint Trust	324,451	441,692
Frasers Commercial Trust	323,767	288,190
Keppel DC REIT	362,763	310,238
Keppel REIT	961,866	715,154
Lippo Malls Indonesia Retail Trust	1,072,111	284,419
Mapletree Commercial Trust	896,565	904,452
Mapletree Greater China Commercial Trust	1,025,229	690,691
Mapletree Industrial Trust	639,945	732,693
Mapletree Logistics Trust	757,274	536,605
OUE Hospitality Trust	505,175	231,004
Parkway Life Real Estate Investment Trust	228,198	391,907
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	357,338	130,971
Soilbuild Business Space REIT	506,714	226,401
SPH REIT	391,713	262,527
Starhill Global REIT	759,161	400,144
Yoma Strategic Holdings Ltd.	652,028	266,292
		9,432,893
Software & Services 0.0%
Silverlake Axis Ltd.	415,431	172,564
Security	Number of Shares	Value ($)
Utilities 0.1%
China Everbright Water Ltd.	232,099	79,397
Keppel Infrastructure Trust	1,242,162	416,251
SIIC Environment Holdings Ltd. *	493,297	215,241
		710,889
		14,021,701

Spain 2.0%
Automobiles & Components 0.1%
Cie Automotive S.A.	27,384	510,390
Banks 0.0%
Liberbank S.A. *	172,843	161,900
Capital Goods 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.	12,540	458,934
Fomento de Construcciones y Contratas S.A. *(a)	36,035	298,162
Obrascon Huarte Lain S.A. (a)	74,213	202,560
Sacyr S.A. *	135,363	282,878
		1,242,534
Commercial & Professional Services 0.1%
Applus Services S.A.	53,682	523,560
Prosegur Cia de Seguridad S.A.	113,966	708,445
		1,232,005
Consumer Services 0.1%
Codere S.A. *	336,694	267,874
Melia Hotels International S.A.	39,151	442,932
NH Hotel Group S.A. *	110,202	427,862
		1,138,668
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (a)	39,147	1,192,244
Energy 0.1%
Tecnicas Reunidas S.A. (a)	16,636	613,161
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	51,485	1,044,244
Viscofan S.A.	24,632	1,188,898
		2,233,142
Insurance 0.1%
Grupo Catalana Occidente S.A.	25,671	771,477
Materials 0.1%
Ence Energia y Celulosa S.A.	95,163	222,592
Papeles y Cartones de Europa S.A.	23,232	122,976
Vidrala S.A.	8,058	410,044
		755,612
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	29,760	307,486
Promotora de Informaciones S.A., Class A *	27,691	158,211
		465,697
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	31,110	459,051
Faes Farma S.A.	150,844	539,251
Pharma Mar S.A. *	79,233	197,518
		1,195,820
Real Estate 0.4%
Axiare Patrimonio SOCIMI S.A.	30,386	421,291
Hispania Activos Inmobiliarios SOCIMI S.A.	47,213	543,406
Inmobiliaria Colonial S.A.	101,196	679,088
Merlin Properties Socimi S.A.	168,659	1,701,467
		3,345,252

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 0.1%
Indra Sistemas S.A. *(a)	63,325	654,958
Telecommunication Services 0.2%
Cellnex Telecom SAU (b)	73,128	1,025,530
Euskaltel S.A. *(b)	48,645	413,905
Let's GOWEX S.A. *(c)(d)	5,361	—
		1,439,435
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	20,650	464,397
		17,416,692

Sweden 4.3%
Automobiles & Components 0.1%
Dometic Group AB *(b)	76,926	547,864
Banks 0.0%
Collector AB *	28,854	305,511
Capital Goods 0.7%
Concentric AB	20,721	259,798
Haldex AB (a)	18,879	235,170
Indutrade AB	52,107	976,442
Lindab International AB	37,104	305,650
NCC AB, B Shares	44,864	1,070,574
Nibe Industrier AB, B Shares	127,420	944,746
Peab AB	90,395	697,154
Saab AB, Class B	19,232	713,284
Sweco AB, B Shares	36,183	705,474
		5,908,292
Commercial & Professional Services 0.3%
AF AB, B Shares	30,072	524,436
Bravida Holding AB (b)	27,807	159,637
Intrum Justitia AB	20,452	618,744
Loomis AB, B Shares	37,826	999,734
		2,302,551
Consumer Durables & Apparel 0.3%
Bonava AB, B Shares *	48,410	631,344
JM AB	26,369	716,064
Nobia AB	30,897	254,017
Thule Group AB (b)	52,945	738,374
		2,339,799
Consumer Services 0.2%
Betsson AB *	65,963	644,125
Pandox AB	20,798	321,702
Rezidor Hotel Group AB	69,113	247,795
SkiStar AB	8,292	146,404
		1,360,026
Diversified Financials 0.2%
Avanza Bank Holding AB	16,698	633,048
Bure Equity AB	22,830	239,255
Investment AB Oresund	25,935	431,220
Nordnet AB, B Shares	28,629	117,840
Ratos AB, B Shares	111,483	460,206
		1,881,569
Food & Staples Retailing 0.1%
Axfood AB	63,764	928,280
Food, Beverage & Tobacco 0.1%
AAK AB	14,669	897,745
Cloetta AB, B Shares	76,250	241,172
		1,138,917
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.3%
Attendo AB (b)	49,370	395,730
Elekta AB, B Shares	186,151	1,536,472
Lifco AB, B Shares	23,526	559,099
		2,491,301
Household & Personal Products 0.0%
Oriflame Holding AG *	9,902	251,840
Materials 0.6%
BillerudKorsnas AB	83,338	1,382,949
Hexpol AB	127,428	1,066,961
Holmen AB, B Shares	28,578	965,188
SSAB AB, A Shares *(a)	113,060	436,589
SSAB AB, B Shares *	299,102	970,332
		4,822,019
Media 0.1%
Modern Times Group MTG AB, B Shares	32,281	852,132
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	81,770	864,466
Vitrolife AB	5,326	214,032
		1,078,498
Real Estate 0.8%
Atrium Ljungberg AB, B Shares	17,241	253,984
Castellum AB	145,214	1,912,697
Fabege AB	72,095	1,138,589
Hemfosa Fastigheter AB	52,054	477,857
Hufvudstaden AB, A Shares	69,009	1,049,487
Klovern AB, B Shares	319,035	331,752
Kungsleden AB	92,790	567,877
Wallenstam AB, B Shares	113,835	827,375
Wihlborgs Fastigheter AB	41,598	755,180
		7,314,798
Retailing 0.1%
Bilia AB, A Shares	20,984	443,228
Clas Ohlson AB, B Shares	8,865	121,951
Mekonomen AB	11,863	213,308
		778,487
Software & Services 0.1%
NetEnt AB *	98,061	722,818
Technology Hardware & Equipment 0.1%
Fingerprint Cards AB, Class B *(a)	135,715	1,175,305
Telecommunication Services 0.1%
Com Hem Holding AB	64,576	576,022
Transportation 0.0%
SAS AB *(a)	176,490	288,670
		37,064,699

Switzerland 3.5%
Automobiles & Components 0.1%
Autoneum Holding AG	2,767	687,234
Banks 0.2%
St. Galler Kantonalbank AG - Reg'd	1,345	512,305
Valiant Holding AG - Reg'd	9,223	881,421
		1,393,726
Capital Goods 1.1%
AFG Arbonia-Forster Holding AG - Reg'd *	19,863	304,190
Belimo Holding AG - Reg'd	164	474,942
Bucher Industries AG - Reg'd	3,470	796,432
Burckhardt Compression Holding AG	1,648	396,691
Conzzeta AG - Reg'd	387	275,438
Daetwyler Holding AG	3,109	392,803
dormakaba Holding AG *	1,627	1,173,152
Georg Fischer AG - Reg'd	2,168	1,851,627
Huber & Suhner AG - Reg'd	7,769	414,514

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Implenia AG - Reg'd	6,963	440,891
OC Oerlikon Corp. AG - Reg'd *	100,186	927,457
Rieter Holding AG - Reg'd *	2,460	424,309
Schweiter Technologies AG	470	500,614
SFS Group AG *	9,215	709,229
Zehnder Group AG - Reg'd *	5,600	170,971
		9,253,260
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	733	943,369
Diversified Financials 0.4%
Cembra Money Bank AG *	15,493	1,142,982
EFG International AG *	38,021	206,407
GAM Holding AG *	70,703	689,921
Leonteq AG *	4,800	244,559
Swissquote Group Holding S.A. - Reg'd *	3,151	74,239
Vontobel Holding AG - Reg'd	9,060	457,158
VZ Holding AG	1,273	398,652
		3,213,918
Food, Beverage & Tobacco 0.1%
Bell AG - Reg’d	524	212,193
Emmi AG - Reg'd *	1,110	641,820
		854,013
Health Care Equipment & Services 0.0%
Ypsomed Holding AG - Reg’d *	1,366	254,520
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	286,317	185,509
Vetropack Holding AG	76	119,598
		305,107
Media 0.0%
APG SGA S.A.	310	129,262
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	2,694	181,425
COSMO Pharmaceuticals N.V.	2,548	435,985
Siegfried Holding AG - Reg'd *	1,223	250,927
Tecan Group AG - Reg'd	6,589	1,039,466
		1,907,803
Real Estate 0.2%
Allreal Holding AG - Reg'd *	5,900	857,792
Intershop Holding AG	219	106,850
Mobimo Holding AG - Reg'd *	3,972	953,374
		1,918,016
Retailing 0.1%
Valora Holding AG - Reg'd	1,380	388,809
Semiconductors & Semiconductor Equipment 0.2%
ams AG	30,039	878,773
Meyer Burger Technology AG *(a)	47,858	114,166
U-Blox AG *	3,393	624,873
		1,617,812
Software & Services 0.2%
Temenos Group AG - Reg'd *	29,706	2,053,014
Technology Hardware & Equipment 0.3%
Ascom Holding AG - Reg'd	20,773	357,892
Kudelski S.A. *	19,458	325,685
LEM Holding S.A. - Reg’d	97	84,130
Logitech International S.A. - Reg'd	79,923	1,965,416
		2,733,123
Telecommunication Services 0.1%
Sunrise Communications Group AG *(b)	16,832	1,046,785
Transportation 0.1%
Panalpina Welttransport Holding AG - Reg'd	7,449	926,509
Security	Number of Shares	Value ($)
Utilities 0.1%
BKW AG	8,328	376,074
		30,002,354

United Kingdom 14.9%
Banks 0.5%
Aldermore Group plc *	92,501	246,628
BGEO Group plc	16,860	623,310
Metro Bank plc *	40,459	1,650,441
OneSavings Bank plc	42,766	168,364
Shawbrook Group plc *(b)	58,733	183,819
The Paragon Group of Cos. plc	142,506	650,584
Virgin Money Holdings UK plc	115,387	443,306
		3,966,452
Capital Goods 2.0%
Balfour Beatty plc	352,658	1,179,516
Bodycote plc	102,131	731,162
Carillion plc	231,335	713,326
Chemring Group plc *	144,369	299,422
Diploma plc	52,731	618,963
Fenner plc	108,052	329,738
Galliford Try plc	42,357	668,919
Grafton Group plc	113,035	748,498
Interserve plc	79,281	296,418
John Laing Group plc (b)	172,841	591,480
Keller Group plc	37,634	365,345
Kier Group plc	40,714	709,101
Melrose Industries plc	941,500	2,155,589
Morgan Advanced Materials plc	157,785	556,319
Polypipe Group plc	94,922	364,326
QinetiQ Group plc	355,664	1,079,811
Rotork plc	461,547	1,352,261
Senior plc	228,188	527,146
SIG plc	303,278	337,993
Spirax-Sarco Engineering plc	39,482	2,106,834
Ultra Electronics Holdings plc	39,846	1,007,620
Vesuvius plc	140,832	692,209
		17,431,996
Commercial & Professional Services 1.0%
Berendsen plc	91,241	1,009,439
Cape plc	54,019	96,344
De La Rue plc	57,898	415,942
Hays plc	742,771	1,289,017
HomeServe plc	147,124	1,113,930
Mitie Group plc	200,976	516,261
Pagegroup plc	162,768	753,661
Regus plc	324,235	943,881
RPS Group plc	134,131	314,219
Serco Group plc *	617,843	1,026,671
Shanks Group plc	348,955	395,656
WS Atkins plc	52,135	913,879
		8,788,900
Consumer Durables & Apparel 0.3%
Bovis Homes Group plc	71,277	724,005
Countryside Properties plc *(b)	51,495	147,655
Crest Nicholson Holdings plc	125,100	683,812
McCarthy & Stone plc (b)	124,194	258,045
Redrow plc	107,816	550,406
Ted Baker plc	13,005	416,773
		2,780,696
Consumer Services 1.3%
888 Holdings plc	71,461	186,826
AA plc	333,794	1,108,082
Dignity plc	29,067	886,481
Domino's Pizza Group plc	261,621	1,144,043
Enterprise Inns plc *	285,189	384,820

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Greene King plc	163,683	1,402,908
GVC Holdings plc *	150,492	1,225,921
J.D. Wetherspoon plc	46,798	479,449
Ladbrokes Coral Group plc	503,561	780,774
Marston's plc	318,436	535,114
Mitchells & Butlers plc	136,307	386,926
SSP Group plc	256,741	1,186,537
The Restaurant Group plc	105,989	429,844
Thomas Cook Group plc *	800,238	846,846
		10,984,571
Diversified Financials 1.2%
Allied Minds plc *	59,516	279,145
Brewin Dolphin Holdings plc	137,188	492,612
Close Brothers Group plc	77,547	1,320,573
IG Group Holdings plc	202,197	2,123,313
Intermediate Capital Group plc	146,745	1,243,067
International Personal Finance plc	123,877	431,195
Jupiter Fund Management plc	204,291	1,096,261
Kennedy Wilson Europe Real Estate plc	63,992	785,125
Man Group plc	810,403	1,148,195
SVG Capital plc *	90,787	800,811
Tullett Prebon plc	147,971	822,139
		10,542,436
Energy 0.6%
Amec Foster Wheeler plc	204,540	1,114,208
Cairn Energy plc *	300,058	785,025
Genel Energy plc *(a)	65,245	61,953
Hunting plc	66,378	447,837
Lamprell plc *	142,850	155,275
Nostrum Oil & Gas plc *	39,106	209,117
Ophir Energy plc *	370,305	367,814
Premier Oil plc *	248,539	184,762
Soco International plc	121,195	209,340
Tullow Oil plc *(a)	472,636	1,758,543
		5,293,874
Food & Staples Retailing 0.1%
Greggs plc	54,047	609,088
Food, Beverage & Tobacco 0.3%
Britvic plc	136,330	973,440
Dairy Crest Group plc	70,067	499,426
Devro plc	69,347	121,299
Greencore Group plc	210,003	763,519
Premier Foods plc *	339,348	186,552
		2,544,236
Health Care Equipment & Services 0.3%
NMC Health plc	34,612	583,797
Spire Healthcare Group plc (b)	148,635	657,766
UDG Healthcare plc	129,215	1,061,476
		2,303,039
Household & Personal Products 0.1%
PZ Cussons plc	153,492	592,195
Insurance 0.8%
Beazley plc	296,416	1,411,004
Chesnara plc	61,551	267,234
esure Group plc	139,661	345,670
Hastings Group Holdings Ltd. (b)	102,089	273,977
Hiscox Ltd.	154,455	2,020,460
Lancashire Holdings Ltd.	115,968	934,543
Phoenix Group Holdings	191,277	1,694,379
		6,947,267
Materials 1.2%
Acacia Mining plc	77,947	386,529
Centamin plc	570,746	926,304
Elementis plc	246,801	777,358
Essentra plc	136,478	676,095
Security	Number of Shares	Value ($)
Evraz plc *	256,864	769,580
Hochschild Mining plc	134,544	366,961
Ibstock plc (b)	98,556	227,801
KAZ Minerals plc *	151,458	686,154
Lonmin plc *	150,087	280,341
Petra Diamonds Ltd.	274,870	565,961
RPC Group plc	183,836	2,473,705
Synthomer plc	145,319	673,412
Vedanta Resources plc	46,431	489,032
Victrex plc	42,963	920,577
		10,219,810
Media 0.4%
Cineworld Group plc	104,521	711,055
Entertainment One Ltd.	171,410	470,080
ITE Group plc	165,936	304,761
UBM plc	211,264	1,883,307
		3,369,203
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	206,552	1,508,397
Dechra Pharmaceuticals plc	56,469	898,837
Genus plc	34,372	792,324
Indivior plc	342,612	1,380,920
Vectura Group plc *	351,829	628,593
		5,209,071
Real Estate 1.3%
Assura plc	848,111	606,638
Big Yellow Group plc	78,425	651,105
Countrywide plc	91,562	195,963
Daejan Holdings plc	1,688	124,430
Foxtons Group plc	148,090	194,738
Grainger plc	215,019	605,257
Great Portland Estates plc	183,902	1,395,836
Hansteen Holdings PLC	349,333	463,517
Helical plc	64,318	233,041
Londonmetric Property plc	267,074	477,166
Redefine International plc (a)	532,924	243,962
Safestore Holdings plc	103,966	444,242
Savills plc	70,945	593,879
Schroder Real Estate Investment Trust Ltd.	255,058	184,032
Shaftesbury plc	150,125	1,721,858
ST Modwen Properties plc	74,868	261,912
The Unite Group plc	129,486	904,349
Tritax Big Box REIT plc	545,359	896,685
Workspace Group plc	59,912	513,873
		10,712,483
Retailing 0.8%
AO World plc *	85,165	181,953
B&M European Value Retail S.A.	375,078	1,166,870
Card Factory plc	115,781	368,007
Debenhams plc	664,892	460,217
Dunelm Group plc	56,469	521,382
Halfords Group plc	107,829	461,287
JD Sports Fashion plc	157,395	654,842
Lookers plc	152,610	200,681
Mothercare plc *	75,379	102,890
N Brown Group plc	83,277	207,572
Ocado Group plc *(a)	222,876	751,846
Pets at Home Group plc	187,616	497,881
SuperGroup plc	21,354	409,800
WH Smith plc	60,514	1,140,142
		7,125,370
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	128,975	361,762

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 0.7%
AVEVA Group plc	33,459	709,409
Computacenter plc	33,089	303,239
Fidessa Group plc	20,897	590,318
Gocompare.Com Group plc *	139,661	104,696
Moneysupermarket.com Group plc	285,783	946,202
NCC Group plc	122,624	288,028
Paysafe Group plc *	213,458	1,035,041
Playtech plc	107,569	1,154,468
Sophos Group plc (b)	130,398	414,630
Zoopla Property Group plc (b)	121,401	507,971
		6,054,002
Technology Hardware & Equipment 0.5%
Electrocomponents plc	237,821	1,329,970
Laird plc	144,767	281,075
Oxford Instruments plc	31,243	243,188
Renishaw plc	19,860	615,365
Spectris plc	60,543	1,545,375
Xaar plc	43,416	208,839
		4,223,812
Telecommunication Services 0.0%
KCOM Group plc	283,895	365,339
Transportation 0.7%
BBA Aviation plc	557,078	1,825,643
Firstgroup plc *	633,739	806,046
Go-Ahead Group plc	22,555	585,867
National Express Group plc	236,435	1,051,040
Northgate plc	71,108	372,472
Stagecoach Group plc	209,600	534,223
Wizz Air Holdings plc *(b)	21,963	459,904
		5,635,195
Utilities 0.2%
Drax Group plc	214,425	759,772
Telecom Plus plc	36,281	567,072
		1,326,844
		127,387,641
Total Common Stock
(Cost $845,523,275)		843,166,999

Preferred Stock 0.2% of net assets

Germany 0.2%
Automobiles & Components 0.0%
Schaeffler AG	25,832	335,134
Capital Goods 0.1%
Jungheinrich AG	27,357	717,527
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	3,744	294,894
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	10,661	147,076
Transportation 0.1%
Sixt SE	9,256	361,723
		1,856,354

Sweden 0.0%
Real Estate 0.0%
Klovern AB	11,079	358,219
Total Preferred Stock
(Cost $2,439,806)		2,214,573

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Canada 0.0%
Materials 0.0%
Yamana Gold, Inc. expires 12/21/16 *	30,425	7,467

Germany 0.0%
Capital Goods 0.0%
SGL Carbon SE expires 12/13/16 *	28,855	23,569

Italy 0.0%
Banks 0.0%
Banca Popolare di Milano Scarl expires 12/27/16 *(c)(d)	2,234,624	—
Banco Popolare SC expires 12/27/16 *(c)(d)	389,678	—
		—

Republic of Korea 0.0%
Health Care Equipment & Services 0.0%
Lutronic Corp. expires 12/2/16 *(c)(d)	892	1,547

United Kingdom 0.0%
Insurance 0.0%
Chesnara plc *(c)(d)	2,224	1,320
Total Rights
(Cost $12,862)		33,903

Other Investment Companies 2.8% of net assets

Switzerland 0.3%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd	31,227	1,672,245
Real Estate 0.1%
CS Real Estate Fund LivingPlus *	8,899	1,161,898
		2,834,143

United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	303,736	521,796
Picton Property Income Ltd.	222,379	209,769
UK Commercial Property Trust Ltd.	246,858	252,754
		984,319

United States 2.4%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	4,999	248,050
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	890,565	890,565

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (e)	18,864,963	18,864,963
		20,003,578
Total Other Investment Companies
(Cost $23,561,282)		23,822,040

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $872,356,825 and the unrealized appreciation and depreciation were $83,103,951 and ($86,223,261), respectively, with a net unrealized depreciation of ($3,119,310).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,023,945.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,087,204 or 2.0% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $49,498 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
ETF –	Exchange-traded fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	50	4,087,750	(25,716)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$695,316,095	$—	$— *	$695,316,095
Hong Kong[1]	20,041,145	—	— *	20,041,145
Utilities	375,487	—	46,631	422,118
United Kingdom[1]	120,440,374	—	—	120,440,374
Insurance	6,947,267	—	1,320	6,948,587
Preferred Stock[1]	2,214,573	—	—	2,214,573
Rights [1]	31,036	—	— *	31,036
Republic of Korea[1]	—	—	1,547	1,547
Other Investment Companies[1]	23,822,040	—	—	23,822,040
Total	$869,188,017	$—	$49,498	$869,237,515
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($25,716)	$—	$—	($25,716)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.2%	Common Stock	2,127,051,452	2,093,343,206
2.6%	Preferred Stock	60,014,411	55,549,587
0.0%	Rights	—	1,707
0.4%	Other Investment Companies	8,461,545	8,461,545
100.2%	Total Investments	2,195,527,408	2,157,356,045
(0.2%)	Other Assets and Liabilities, Net		(4,243,039)
100.0%	Net Assets		2,153,113,006

Security	Number of Shares	Value ($)
Common Stock 97.2% of net assets

Brazil 7.2%
Banks 1.5%
Banco Bradesco S.A.	449,464	3,872,101
Banco do Brasil S.A.	553,798	4,666,147
Banco Santander Brasil S.A.	295,869	2,463,169
Itau Unibanco Holding S.A. ADR	2,131,946	22,044,322
		33,045,739
Capital Goods 0.2%
Embraer S.A.	483,247	2,367,303
WEG S.A.	351,644	1,618,654
		3,985,957
Consumer Services 0.2%
Estacio Participacoes S.A.	177,199	879,054
Kroton Educacional S.A.	983,986	4,203,576
		5,082,630
Diversified Financials 0.4%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,107,745	5,439,658
CETIP S.A. - Mercados Organizados	147,547	1,935,014
Grupo BTG Pactual	159,997	722,766
		8,097,438
Energy 0.9%
Cosan S.A. Industria e Comercio	78,973	921,760
Petroleo Brasileiro S.A. *	2,410,528	13,162,588
Ultrapar Participacoes S.A. ADR	257,327	5,221,165
		19,305,513
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	162,240	3,093,232
Food, Beverage & Tobacco 1.2%
Ambev S.A. ADR	3,066,489	15,301,780
BRF S.A. ADR	466,868	7,110,400
JBS S.A.	461,651	1,332,066
M Dias Branco S.A.	30,237	1,045,892
		24,790,138
Health Care Equipment & Services 0.0%
Odontoprev S.A.	131,784	455,838
Security	Number of Shares	Value ($)
Household & Personal Products 0.0%
Natura Cosmeticos S.A.	105,901	820,283
Insurance 0.2%
BB Seguridade Participacoes S.A.	408,463	3,416,236
Porto Seguro S.A.	78,320	662,681
Sul America S.A.	158,216	877,964
		4,956,881
Materials 1.0%
Companhia Siderurgica Nacional S.A. *	489,589	1,799,140
Fibria Celulose S.A.	147,250	1,349,955
Klabin S.A.	368,666	1,849,597
Vale S.A.	883,563	7,329,720
Vale S.A. ADR	1,318,454	9,888,405
		22,216,817
Media 0.0%
Smiles S.A.	37,888	535,977
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Hypermarcas S.A.	247,481	1,900,098
Real Estate 0.1%
BR Malls Participacoes S.A. *	397,089	1,267,867
Multiplan Empreendimentos Imobiliarios S.A.	48,950	841,231
		2,109,098
Retailing 0.2%
Lojas Americanas S.A.	130,651	497,884
Lojas Renner S.A.	416,360	2,767,117
		3,265,001
Software & Services 0.3%
Cielo S.A.	674,586	5,927,183
TOTVS S.A.	87,751	558,026
		6,485,209
Telecommunication Services 0.1%
Tim Participacoes S.A.	545,543	1,338,657
Transportation 0.2%
CCR S.A.	558,573	2,429,152
Localiza Rent a Car S.A.	104,408	1,069,854
Rumo Logistica Operadora Multimodal S.A. *	589,652	1,108,703
		4,607,709
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	186,290	1,412,665
Companhia de Saneamento Basico do Estado de Sao Paulo	234,960	2,081,124
CPFL Energia S.A. ADR	102,521	1,471,176
EDP - Energias do Brasil S.A.	201,973	846,704
Engie Brasil Energia S.A.	137,676	1,459,183
Equatorial Energia S.A.	149,010	2,312,353
Transmissora Alianca de Energia Eletrica S.A.	74,708	409,707
		9,992,912
		156,085,127

1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chile 1.4%
Banks 0.3%
Banco de Chile ADR	26,085	1,757,347
Banco de Credito e Inversiones	26,321	1,318,924
Banco Santander Chile ADR	107,094	2,319,656
Itau CorpBanca	144,716,858	1,182,591
		6,578,518
Energy 0.1%
Empresas COPEC S.A.	258,819	2,512,012
Food & Staples Retailing 0.1%
Cencosud S.A.	735,529	2,168,611
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	109,672	1,103,727
Materials 0.1%
Empresas CMPC S.A.	723,373	1,489,737
Sociedad Quimica y Minera de Chile S.A. ADR	59,270	1,696,307
		3,186,044
Retailing 0.1%
S.A.C.I. Falabella	307,414	2,429,532
Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A. *	99,503	1,058,837
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	212,571	1,845,116
Utilities 0.4%
AES Gener S.A.	1,336,142	470,593
Aguas Andinas S.A., A Shares	2,094,286	1,312,612
Colbun S.A.	5,204,737	997,642
Endesa Americas S.A. ADR	84,350	1,109,203
Enel Chile S.A. ADR	277,850	1,308,673
Enel Generacion Chile S.A. ADR (a)	85,381	1,596,625
Enersis Americas S.A. ADR	281,364	2,248,098
		9,043,446
		29,925,843

China 26.3%
Automobiles & Components 0.8%
BAIC Motor Corp., Ltd. (b)	1,162,131	1,129,672
Brilliance China Automotive Holdings Ltd.	2,254,279	3,156,191
Byd Co., Ltd., H Shares (a)	540,982	3,257,058
Dongfeng Motor Group Co., Ltd., H Shares	2,316,827	2,356,657
Fuyao Glass Industry Group Co., Ltd., Class H (b)	217,672	662,278
Geely Automobile Holdings Ltd.	3,097,339	3,202,498
Great Wall Motor Co., Ltd., H Shares	2,623,784	2,469,317
Guangzhou Automobile Group Co., Ltd., H Shares	1,588,382	2,080,532
		18,314,203
Banks 5.7%
Agricultural Bank of China Ltd., H Shares	16,946,015	7,100,301
Bank of China Ltd., H Shares	49,805,990	22,666,376
Bank of Communications Co., Ltd., H Shares	5,741,358	4,411,504
China CITIC Bank Corp., Ltd., H Shares	4,820,281	3,144,479
China Construction Bank Corp., H Shares	58,217,719	43,381,926
China Everbright Bank Co., Ltd., H Shares	766,976	363,878
China Merchants Bank Co., Ltd., H Shares	2,497,228	6,168,499
China Minsheng Banking Corp., Ltd., H Shares	4,458,730	5,035,482
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,996,211	1,245,597
Security	Number of Shares	Value ($)
Huishang Bank Corp., Ltd., H Shares	1,066,819	540,517
Industrial & Commercial Bank of China Ltd., H Shares	46,553,185	28,508,135
Shengjing Bank Co., Ltd., H Shares (b)	789,800	812,542
		123,379,236
Capital Goods 1.6%
AviChina Industry & Technology Co., Ltd., H Shares	1,693,797	1,172,631
Beijing Enterprises Holdings Ltd.	385,201	1,777,855
China Communications Construction Co., Ltd., H Shares	3,054,311	3,662,031
China Conch Venture Holdings Ltd.	1,138,242	2,098,439
China International Marine Containers Group Co., Ltd., H Shares	479,390	724,340
China Minsheng Financial Holding Corp., Ltd. *	5,432,585	665,359
China Railway Construction Corp., Ltd., H Shares	1,453,048	2,064,369
China Railway Group Ltd., H Shares	2,754,906	2,486,169
China State Construction International Holdings Ltd.	1,218,268	1,969,546
CIMC Enric Holdings Ltd. (a)	803,770	357,501
CITIC Ltd.	2,693,003	4,145,405
CRRC Corp., Ltd., H Shares	2,184,289	2,157,072
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares	153,196	229,498
Fosun International Ltd.	1,654,790	2,453,390
Haitian International Holdings Ltd.	365,381	730,135
Metallurgical Corp. of China Ltd., H Shares	1,663,048	596,040
Shanghai Electric Group Co., Ltd., H Shares *	2,103,744	1,014,356
Shanghai Industrial Holdings Ltd.	437,874	1,233,464
Sinopec Engineering Group Co., Ltd., H shares	979,000	845,636
Weichai Power Co., Ltd., H Shares	799,922	1,289,091
Zhuzhou CRRC Times Electric Co., Ltd.	366,534	1,989,400
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,638,181	753,973
		34,415,700
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,966,126	2,382,676
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	587,508	1,723,142
Belle International Holdings Ltd.	3,922,403	2,250,288
China Dongxiang Group Co., Ltd.	1,863,473	372,375
Haier Electronics Group Co., Ltd.	883,469	1,473,843
HengTen Networks Group Ltd. *	9,108,824	798,541
Li Ning Co., Ltd. *	869,608	640,155
Shenzhou International Group Holdings Ltd.	404,765	2,489,127
		9,747,471
Diversified Financials 1.0%
China Cinda Asset Management Co., Ltd., H Shares	5,925,031	2,138,821
China Everbright Ltd.	536,035	1,082,208
China Galaxy Securities Co., Ltd., H Shares	2,510,260	2,491,926
China Huarong Asset Management Co., Ltd. *(b)	3,731,035	1,500,755
CITIC Securities Co., Ltd., H Shares	1,494,102	3,498,017
Far East Horizon Ltd.	1,535,611	1,387,794
GF Securities Co., Ltd.	1,030,890	2,413,537
Haitong Securities Co., Ltd., H Shares	2,328,121	4,490,172
Huatai Securities Co., Ltd., H Shares (b)	1,170,159	2,688,304
		21,691,534

2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 2.0%
China Coal Energy Co., Ltd., H Shares *	1,372,474	691,842
China Oilfield Services Ltd., H Shares	1,323,944	1,254,535
China Petroleum & Chemical Corp., H Shares	17,080,157	11,934,849
China Shenhua Energy Co., Ltd., H Shares	2,219,561	4,595,560
CNOOC Ltd.	10,611,569	13,379,635
Kunlun Energy Co., Ltd.	1,958,000	1,431,270
PetroChina Co., Ltd., H Shares	14,162,249	9,622,073
Sinopec Oilfield Service Corp., H Shares *	1,218,204	249,714
Yanzhou Coal Mining Co., Ltd., H Shares	1,514,020	1,057,929
		44,217,407
Food, Beverage & Tobacco 0.3%
Biostime International Holdings Ltd. *(a)	124,757	407,726
China Agri-Industries Holdings Ltd. *	837,664	336,938
China Foods Ltd.	624,854	272,283
China Huishan Dairy Holdings Co., Ltd.	3,220,925	1,204,216
China Resources Beer Holdings Co., Ltd. *	1,115,602	2,361,611
Dali Foods Group Co., Ltd. (a)(b)	1,244,383	668,984
Tsingtao Brewery Co., Ltd., H Shares	401,442	1,583,690
		6,835,448
Health Care Equipment & Services 0.3%
Alibaba Health Information Technology Ltd. *	1,920,448	1,074,529
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,372,794	948,628
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	489,500	1,224,279
Sinopharm Group Co., Ltd., H Shares	660,479	3,082,431
		6,329,867
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	489,500	3,852,691
Insurance 2.4%
China Life Insurance Co., Ltd., H Shares	4,890,207	14,216,726
China Pacific Insurance (Group) Co., Ltd., H Shares	1,667,575	6,481,843
China Reinsurance Group Corp., H shares	4,038,088	973,516
China Taiping Insurance Holdings Co., Ltd. *	1,010,023	2,312,597
New China Life Insurance Co., Ltd., H Shares	542,007	2,742,650
PICC Property & Casualty Co., Ltd., H Shares	2,967,817	4,974,006
Ping An Insurance Group Co. of China Ltd., H Shares	3,213,460	17,772,806
The People's Insurance Co. Group of China Ltd., H Shares	4,340,210	1,829,718
		51,303,862
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *	2,652,373	1,183,141
Angang Steel Co., Ltd., H Shares *	772,699	436,325
Anhui Conch Cement Co., Ltd., H Shares	968,533	2,803,216
BBMG Corp., H Shares	2,270,730	875,311
China BlueChemical Ltd., H Shares	1,608,042	369,014
China Hongqiao Group Ltd.	469,404	435,718
China Molybdenum Co., Ltd., H Shares	2,962,233	763,792
China National Building Material Co., Ltd., H Shares	2,282,507	1,153,517
China Resources Cement Holdings Ltd.	1,958,000	840,587
China Zhongwang Holdings Ltd.	1,327,996	616,347
Jiangxi Copper Co., Ltd., H Shares	984,982	1,506,048
Lee & Man Paper Manufacturing Ltd.	621,860	477,821
Nine Dragons Paper Holdings Ltd.	979,000	859,519
Shandong Chenming Paper Holdings Ltd., H Shares	505,556	501,864
Security	Number of Shares	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,434,073	1,280,323
Zhaojin Mining Industry Co., Ltd., H Shares	649,559	591,220
Zijin Mining Group Co., Ltd., H Shares	4,220,803	1,414,797
		16,108,560
Media 0.1%
Alibaba Pictures Group Ltd. *	9,162,707	1,760,094
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
3SBio, Inc. *(b)	649,558	690,872
China Medical System Holdings Ltd.	807,076	1,346,401
China Traditional Chinese Medicine Holdings Co., Ltd.	1,223,342	611,935
CSPC Pharmaceutical Group Ltd.	3,011,449	3,234,047
Luye Pharma Group Ltd.	1,504,088	1,008,330
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	250,238	787,171
Sino Biopharmaceutical Ltd.	3,163,741	2,169,893
		9,848,649
Real Estate 1.5%
Beijing North Star Co., Ltd., Class H	1,331,284	439,376
China Evergrande Group	2,774,867	1,896,024
China Jinmao Holdings Group Ltd.	3,249,664	871,420
China Overseas Land & Investment Ltd.	2,494,930	7,204,970
China Resources Land Ltd.	1,761,470	4,278,406
China Vanke Co., Ltd., H Shares	1,019,165	3,127,140
Country Garden Holdings Co., Ltd.	5,246,588	2,935,570
Fullshare Holdings Ltd.	3,354,366	1,786,020
Greentown China Holdings Ltd. *	563,325	463,346
Guangzhou R&F Properties Co., Ltd., H Shares	869,736	1,105,580
Longfor Properties Co., Ltd.	979,000	1,258,356
Renhe Commercial Holdings Co., Ltd. *	13,706,000	353,400
Shenzhen Investment Ltd.	1,987,730	866,164
Shimao Property Holdings Ltd.	979,000	1,279,813
Sino-Ocean Group Holding Ltd.	2,659,669	1,134,962
SOHO China Ltd.	1,272,758	674,394
Sunac China Holdings Ltd.	1,251,239	950,126
Yuexiu Property Co., Ltd.	7,242,703	1,073,802
		31,698,869
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	8,600,660	1,119,899
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd.	8,499,371	1,139,583
Software & Services 4.2%
Kingsoft Corp., Ltd.	562,278	1,262,772
Tencent Holdings Ltd.	3,466,925	86,576,469
TravelSky Technology Ltd., H Shares	817,950	1,714,641
		89,553,882
Technology Hardware & Equipment 0.5%
China Railway Signal & Communication Corp., Ltd., H shares (b)	1,205,389	963,484
Kingboard Chemical Holdings Ltd.	527,229	1,478,374
Kingboard Laminates Holdings Ltd.	667,222	590,953
Legend Holdings Corp., H Shares (b)	273,289	660,969
Lenovo Group Ltd.	5,163,361	3,201,868
Sunny Optical Technology Group Co., Ltd.	433,592	2,182,871
ZTE Corp., H Shares	551,257	895,469
		9,973,988

3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 2.2%
China Communications Services Corp., Ltd., H Shares	1,674,333	986,470
China Mobile Ltd.	3,409,742	37,211,253
China Telecom Corp., Ltd., H Shares	10,506,873	5,079,612
China Unicom (Hong Kong) Ltd.	3,750,030	4,554,193
		47,831,528
Transportation 0.7%
Air China Ltd., H Shares	1,418,971	973,220
Anhui Expressway Co., Ltd., Class H	301,332	247,075
Beijing Capital International Airport Co., Ltd., H Shares	980,191	966,714
CAR, Inc. *	613,251	634,862
China COSCO Holdings Co., Ltd., H Shares *	2,097,313	859,837
China Eastern Airlines Corp., Ltd., H Shares	1,154,532	561,142
China Merchants Port Holdings Co., Ltd.	810,314	2,035,017
China Southern Airlines Co., Ltd., H Shares	1,145,678	657,277
COSCO Shipping Development Co., Ltd. *	3,298,464	778,195
COSCO Shipping Energy Transportation Co., Ltd., H Shares	857,382	504,040
COSCO SHIPPING Ports Ltd.	1,473,024	1,542,026
Guangshen Railway Co., Ltd., H shares	993,865	525,336
Jiangsu Expressway Co., Ltd., H Shares	929,593	1,239,194
Shenzhen Expressway Co., Ltd., H shares	462,776	444,481
Shenzhen International Holdings Ltd.	716,890	1,055,466
Sinotrans Ltd., H Shares	1,163,436	581,969
Zhejiang Expressway Co., Ltd., H Shares	1,239,706	1,324,949
		14,930,800
Utilities 0.9%
Beijing Enterprises Water Group Ltd. *	2,617,978	1,893,454
Beijing Jingneng Clean Energy Co., Ltd., H Shares	1,424,632	442,635
CGN Power Co., Ltd., H Shares (b)	6,119,810	1,838,314
China Gas Holdings Ltd.	1,092,652	1,445,290
China Longyuan Power Group Corp., Ltd., H Shares	2,206,323	1,726,568
China Power International Development Ltd.	1,936,995	716,698
China Resources Gas Group Ltd.	553,757	1,641,999
China Resources Power Holdings Co., Ltd.	1,328,691	2,185,750
Datang International Power Generation Co., Ltd., H Shares	2,958,754	797,225
ENN Energy Holdings Ltd.	483,021	2,223,105
Guangdong Investment Ltd.	1,822,496	2,551,657
Huadian Fuxin Energy Corp., Ltd., H Shares	1,770,309	399,404
Huadian Power International Corp., Ltd., H Shares	1,055,610	447,739
Huaneng Power International, Inc., H Shares	1,460,121	914,852
Huaneng Renewables Corp., Ltd., H Shares	2,703,351	871,301
		20,095,991
		566,531,938

Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	78,320	2,623,720
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	153,232	1,779,981
Energy 0.1%
Ecopetrol S.A. ADR *	173,513	1,485,271
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	155,065	725,583
Materials 0.1%
Cementos Argos S.A.	254,848	912,296
Cemex Latam Holdings S.A. *	109,648	398,255
Grupo Argos S.A.	216,616	1,277,270
		2,587,821
Utilities 0.1%
Interconexion Electrica S.A. ESP	304,771	987,294
		10,189,670

Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	54,155	1,792,064
Moneta Money Bank A/S *(b)	306,364	1,000,469
		2,792,533
Utilities 0.1%
CEZ A/S	112,793	1,831,969
		4,624,502

Egypt 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	1,032,675	3,975,799
Telecommunication Services 0.0%
Global Telecom Holding SAE GDR *	486,594	836,942
Orascom Telecom Media & Technology Holding SAE GDR *(b)(c)	176,826	45,267
		882,209
		4,858,008

Greece 0.4%
Banks 0.1%
Alpha Bank AE *	850,000	1,713,192
Eurobank Ergasias S.A. *	1,150,000	862,483
National Bank of Greece S.A. *	3,200,000	746,803
Piraeus Bank S.A. *	3,800,000	802,177
		4,124,655
Consumer Services 0.1%
OPAP S.A.	140,000	1,306,905
Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	38,000	492,593
Materials 0.0%
Titan Cement Co. S.A.	35,000	790,826
Retailing 0.1%
FF Group *	27,000	580,279
JUMBO S.A.	60,000	854,156
		1,434,435
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	153,000	1,395,800
		9,545,214

Hungary 0.3%
Banks 0.1%
OTP Bank plc	135,328	3,647,117
Energy 0.1%
MOL Hungarian Oil & Gas plc	31,510	1,969,301

4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	91,398	1,825,104
		7,441,522

India 11.9%
Automobiles & Components 1.0%
Bajaj Auto Ltd.	42,740	1,676,626
Bharat Forge Ltd.	59,020	779,042
Bosch Ltd.	4,924	1,476,529
Hero MotoCorp Ltd.	62,657	2,898,148
Mahindra & Mahindra Ltd.	217,338	3,762,910
Maruti Suzuki India Ltd.	44,884	3,453,072
Motherson Sumi Systems Ltd.	230,135	1,041,591
Tata Motors Ltd.	835,676	5,607,478
		20,695,396
Banks 2.4%
Axis Bank Ltd.	648,249	4,449,736
Bank of Baroda *	362,570	869,493
HDFC Bank Ltd.	310,788	5,446,706
Housing Development Finance Corp., Ltd.	1,043,209	19,250,511
ICICI Bank Ltd.	1,405,353	5,452,114
IDFC Bank Ltd.	661,071	661,081
Indiabulls Housing Finance Ltd.	224,236	2,506,273
IndusInd Bank Ltd.	174,677	2,773,056
Kotak Mahindra Bank Ltd.	279,212	3,081,577
LIC Housing Finance Ltd.	177,287	1,461,831
State Bank of India	1,048,911	3,958,953
Yes Bank Ltd.	110,436	1,893,897
		51,805,228
Capital Goods 0.6%
ABB India Ltd.	43,420	673,100
Ashok Leyland Ltd.	838,118	973,432
Bharat Electronics Ltd.	40,491	851,270
Bharat Heavy Electricals Ltd.	548,240	1,042,433
Crompton Greaves Ltd. *	271,722	306,858
Cummins India Ltd.	73,485	846,889
Eicher Motors Ltd.	9,245	2,920,060
Havells India Ltd.	137,166	690,049
Larsen & Toubro Ltd.	153,716	3,105,245
Siemens Ltd.	59,719	948,495
		12,357,831
Consumer Durables & Apparel 0.1%
Rajesh Exports Ltd.	93,809	638,582
Titan Co., Ltd.	203,879	963,563
		1,602,145
Diversified Financials 0.3%
Bajaj Finance Ltd.	104,378	1,402,606
Bajaj Holdings & Investment Ltd.	21,913	683,635
IDFC Ltd. *	321,118	269,283
Mahindra & Mahindra Financial Services Ltd.	206,569	901,282
Power Finance Corp., Ltd.	552,156	1,082,549
Reliance Capital Ltd.	82,614	530,271
Rural Electrification Corp., Ltd.	538,450	1,076,917
Shriram Transport Finance Co., Ltd.	105,521	1,394,301
		7,340,844
Energy 1.7%
Bharat Petroleum Corp., Ltd.	427,443	4,021,273
Cairn India Ltd.	326,007	1,198,314
Coal India Ltd.	891,010	4,017,091
Hindustan Petroleum Corp., Ltd.	243,499	1,676,238
Indian Oil Corp., Ltd.	763,856	3,422,619
Oil & Natural Gas Corp., Ltd.	1,413,147	5,964,418
Security	Number of Shares	Value ($)
Reliance Industries Ltd.	1,050,563	15,195,411
The Great Eastern Shipping Co., Ltd.	47,315	251,026
		35,746,390
Food, Beverage & Tobacco 0.5%
Britannia Industries Ltd.	19,874	880,596
ITC Ltd.	2,038,946	6,925,671
Nestle India Ltd.	17,837	1,639,023
United Breweries Ltd.	37,893	486,721
United Spirits Ltd. *	44,120	1,236,571
		11,168,582
Household & Personal Products 0.5%
Colgate-Palmolive (India) Ltd.	52,205	712,119
Dabur India Ltd.	370,358	1,534,209
Emami Ltd.	29,985	485,769
Godrej Consumer Products Ltd.	81,755	1,740,411
Hindustan Unilever Ltd.	459,909	5,670,842
Marico Ltd.	284,983	1,051,893
		11,195,243
Insurance 0.1%
Bajaj Finserv Ltd.	25,689	1,122,152
Materials 1.0%
Ambuja Cements Ltd.	566,188	1,743,671
Asian Paints Ltd.	208,687	2,957,029
Castrol India Ltd.	52,942	315,298
Hindalco Industries Ltd.	682,595	1,752,636
JSW Steel Ltd.	89,322	2,256,247
NMDC Ltd.	588,735	1,050,192
Pidilite Industries Ltd.	90,837	849,860
Shree Cement Ltd.	5,645	1,284,193
Steel Authority of India Ltd. *	252,417	188,809
Tata Steel Ltd.	191,884	1,163,516
UltraTech Cement Ltd.	53,074	2,794,046
UPL Ltd.	236,947	2,194,519
Vedanta Ltd.	959,233	3,221,082
		21,771,098
Media 0.1%
Sun TV Network Ltd.	37,231	256,079
Zee Entertainment Enterprises Ltd.	347,644	2,314,192
		2,570,271
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Aurobindo Pharma Ltd.	174,330	1,886,715
Cadila Healthcare Ltd.	162,622	954,365
Cipla Ltd.	213,126	1,764,193
Divi's Laboratories Ltd.	48,041	823,974
Dr. Reddy's Laboratories Ltd.	53,320	2,490,304
Glenmark Pharmaceuticals Ltd.	87,899	1,124,405
Lupin Ltd.	142,274	3,127,894
Piramal Enterprises Ltd.	54,675	1,352,438
Sun Pharmaceutical Industries Ltd.	723,115	7,498,538
Torrent Pharmaceuticals Ltd.	24,775	498,457
Wockhardt Ltd.	20,703	212,115
		21,733,398
Real Estate 0.0%
DLF Ltd.	388,663	652,986
Software & Services 1.8%
HCL Technologies Ltd.	365,488	4,291,947
Infosys Ltd.	1,231,808	17,556,008
Oracle Financial Services Software Ltd.	13,706	611,833
Tata Consultancy Services Ltd.	311,408	10,354,873
Tech Mahindra Ltd.	315,660	2,237,554
Wipro Ltd.	398,245	2,706,886
		37,759,101

5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Bharti Airtel Ltd.	832,350	3,947,187
Bharti Infratel Ltd.	367,693	2,016,837
Idea Cellular Ltd.	941,435	1,065,234
Reliance Communications Ltd. *	762,803	420,690
		7,449,948
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	556,609	2,259,810
InterGlobe Aviation Ltd. (b)	29,060	365,028
		2,624,838
Utilities 0.4%
GAIL India Ltd.	222,391	1,380,015
NHPC Ltd.	1,440,441	590,285
NTPC Ltd.	1,380,085	3,289,472
Power Grid Corp. of India Ltd.	711,765	1,995,468
Reliance Infrastructure Ltd.	113,564	796,619
Tata Power Co., Ltd.	655,449	709,083
		8,760,942
		256,356,393

Indonesia 2.6%
Automobiles & Components 0.3%
PT Astra International Tbk	13,281,388	7,398,965
Banks 1.0%
PT Bank Central Asia Tbk	8,116,047	8,563,695
PT Bank Danamon Indonesia Tbk	1,828,996	438,608
PT Bank Mandiri (Persero) Tbk	5,970,703	4,625,891
PT Bank Negara Indonesia (Persero) Tbk	4,876,137	1,861,945
PT Bank Rakyat Indonesia (Persero) Tbk	6,927,816	5,571,901
		21,062,040
Energy 0.1%
PT Adaro Energy Tbk	8,740,968	986,805
PT Tambang Batubara Bukit Asam (Persero) Tbk	562,402	489,677
PT United Tractors Tbk	999,832	1,549,269
		3,025,751
Food, Beverage & Tobacco 0.2%
Indofood CBP Sukses Makmur Tbk PT	1,490,702	951,453
PT Astra Agro Lestari Tbk	304,215	371,500
PT Charoen Pokphand Indonesia Tbk	4,580,959	1,064,750
PT Gudang Garam Tbk	331,086	1,587,943
PT Indofood Sukses Makmur Tbk	2,806,394	1,568,599
		5,544,245
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	720,873	2,155,571
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	857,821	1,011,156
PT Semen Indonesia (Persero) Tbk	1,922,847	1,259,197
		2,270,353
Media 0.1%
PT Media Nusantara Citra Tbk	3,354,890	429,495
PT Surya Citra Media Tbk	3,689,566	683,329
		1,112,824
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	12,660,551	1,401,278
Real Estate 0.0%
PT Bumi Serpong Damai Tbk	4,878,708	611,976
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	32,963,374	9,193,990
PT Tower Bersama Infrastructure Tbk	1,319,872	540,512
PT XL Axiata Tbk *	2,420,373	410,763
		10,145,265
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,373,932	420,721
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	7,832,000	1,531,437
		56,680,426

Malaysia 3.6%
Automobiles & Components 0.0%
UMW Holdings Berhad	473,200	544,615
Banks 1.1%
Alliance Financial Group Berhad	710,980	612,914
AMMB Holdings Berhad	1,338,372	1,252,663
CIMB Group Holdings Berhad	3,637,424	3,722,129
Hong Leong Bank Berhad	402,607	1,198,986
Malayan Banking Berhad	3,478,300	6,051,588
Public Bank Berhad	2,042,854	8,956,355
RHB Capital Berhad	829,800	910,439
		22,705,074
Capital Goods 0.4%
Gamuda Berhad	1,601,416	1,721,182
HAP Seng Consolidated Berhad	425,534	756,547
IJM Corp. Berhad	1,975,136	1,428,502
Sime Darby Berhad	2,100,700	3,744,194
		7,650,425
Consumer Services 0.2%
Berjaya Sports Toto Berhad	595,900	417,637
Genting Berhad	1,479,900	2,637,708
Genting Malaysia Berhad	1,915,320	2,002,809
		5,058,154
Energy 0.1%
Bumi Armada Berhad *	2,356,100	269,058
Petronas Dagangan Berhad	213,300	1,098,500
SapuraKencana Petroleum Berhad *	2,984,780	962,401
		2,329,959
Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	97,900	968,916
Felda Global Ventures Holdings Berhad	1,181,100	407,276
IOI Corp. Berhad	2,406,692	2,344,180
Kuala Lumpur Kepong Berhad	336,848	1,801,149
PPB Group Berhad	397,448	1,391,869
		6,913,390
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	1,958,000	2,893,596
Materials 0.2%
Lafarge Malaysia Berhad	293,700	473,497
Petronas Chemicals Group Berhad	1,879,700	2,874,687
		3,348,184
Media 0.0%
Astro Malaysia Holdings Berhad	1,372,500	802,110
Real Estate 0.1%
IOI Properties Group Berhad	992,400	464,424
KLCCP Stapled Group	299,244	510,577
UEM Sunrise Berhad	734,200	170,974
		1,145,975

6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Axiata Group Berhad	2,917,052	2,736,777
DiGi.com Berhad	2,662,300	2,903,135
Maxis Berhad	1,702,424	2,275,744
Telekom Malaysia Berhad	717,100	990,709
		8,906,365
Transportation 0.2%
AirAsia Berhad	802,800	496,133
Malaysia Airports Holdings Berhad	677,100	962,737
MISC Berhad	942,000	1,548,204
		3,007,074
Utilities 0.5%
Petronas Gas Berhad	530,436	2,491,838
Tenaga Nasional Berhad	2,263,074	7,114,545
YTL Corp. Berhad	3,729,312	1,202,465
YTL Power International Berhad	2,009,101	634,311
		11,443,159
		76,748,080

Mexico 4.5%
Banks 0.6%
Banregio Grupo Financiero S.A.B. de C.V.	147,524	793,304
Grupo Elektra S.A.B. de C.V.	29,370	367,346
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,525,554	7,348,889
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	1,385,815	1,899,425
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	1,015,466	1,432,986
		11,841,950
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	1,910,067	2,535,871
Grupo Carso S.A.B. de C.V., Series A1	301,676	1,121,237
		3,657,108
Consumer Services 0.0%
Alsea S.A.B. de C.V.	330,023	973,667
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	783,200	1,238,353
Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B. de C.V., B Shares *	113,652	251,203
Wal-Mart de Mexico S.A.B. de C.V.	3,721,371	6,861,974
		7,113,177
Food, Beverage & Tobacco 0.9%
Arca Continental S.A.B. de C.V.	239,865	1,271,938
Coca-Cola Femsa S.A.B. de C.V., Series L	267,373	1,691,675
Fomento Economico Mexicano S.A.B. de C.V.	1,396,566	10,976,746
Gruma S.A.B. de C.V., B Shares	97,900	1,176,426
Grupo Bimbo S.A.B. de C.V., Series A	1,218,744	2,818,783
Grupo Lala S.A.B. de C.V.	414,331	626,581
		18,562,149
Household & Personal Products 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	500,563	882,419
Materials 0.9%
Alpek S.A.B. de C.V.	253,564	350,636
Cemex S.A.B. de C.V., Series CPO *	9,134,322	7,143,265
Grupo Mexico S.A.B. de C.V., Series B	2,574,188	7,079,095
Industrias CH S.A.B. de C.V., Series B *	93,600	527,882
Industrias Penoles S.A.B. de C.V.	97,900	2,112,603
Mexichem S.A.B. de C.V.	881,100	2,111,455
		19,324,936
Security	Number of Shares	Value ($)
Media 0.3%
Grupo Televisa S.A.B., Series CPO	1,636,643	6,797,595
Megacable Holdings S.A.B. de C.V., Series CPO	219,690	685,280
		7,482,875
Real Estate 0.1%
Concentradora Fibra Danhos S.A. de C.V.	227,504	356,272
Fibra Uno Administracion S.A. de C.V.	1,761,649	2,733,793
		3,090,065
Retailing 0.1%
El Puerto de Liverpool S.A.B. de C.V., Series C1	149,143	1,182,435
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	18,782,072	11,486,215
Telesites S.A.B. de C.V. *	881,378	517,483
		12,003,698
Transportation 0.3%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A *	404,007	597,944
Grupo Aeromexico S.A.B. de C.V. *	239,919	421,536
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	133,448	631,568
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	231,300	1,979,537
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	149,416	2,168,931
OHL Mexico S.A.B. de C.V. *	587,400	507,277
Promotora y Operadora de Infraestructura S.A.B. de C.V.	130,652	1,157,090
		7,463,883
Utilities 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	338,056	1,496,215
		96,312,930

Peru 0.3%
Banks 0.2%
Credicorp Ltd.	33,638	5,270,738
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	133,427	1,490,380
		6,761,118

Philippines 1.5%
Banks 0.3%
Bank of the Philippine Islands	1,107,697	2,004,680
BDO Unibank, Inc.	962,688	2,168,129
Metropolitan Bank & Trust Co.	828,375	1,249,309
		5,422,118
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	1,449,400	2,134,900
Alliance Global Group, Inc.	3,034,900	793,358
DMCI Holdings, Inc.	2,667,524	724,142
JG Summit Holdings, Inc.	1,991,770	2,733,527
LT Group, Inc.	2,153,800	567,359
SM Investments Corp.	306,061	3,840,379
		10,793,665
Consumer Services 0.1%
Bloomberry Resorts Corp. *	1,851,503	237,534
Jollibee Foods Corp.	276,392	1,199,385
		1,436,919

7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.1%
Ayala Corp.	156,386	2,283,053
GT Capital Holdings, Inc.	26,602	619,982
		2,903,035
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	661,160	2,258,819
Real Estate 0.2%
Ayala Land, Inc.	2,475,206	1,637,528
Megaworld Corp.	7,466,242	552,499
SM Prime Holdings, Inc.	6,009,205	3,202,171
		5,392,198
Telecommunication Services 0.1%
Globe Telecom, Inc.	9,122	267,808
PLDT, Inc.	35,842	912,447
		1,180,255
Transportation 0.0%
International Container Terminal Services, Inc.	327,149	474,968
Utilities 0.1%
Aboitiz Power Corp.	1,112,885	960,040
Energy Development Corp.	5,715,036	584,949
Manila Electric Co.	191,996	1,023,104
		2,568,093
		32,430,070

Poland 1.3%
Banks 0.5%
Alior Bank S.A. *	57,219	609,446
Bank Handlowy w Warszawie S.A.	22,033	353,722
Bank Millennium S.A. *	411,180	519,854
Bank Pekao S.A.	99,375	2,802,000
Bank Zachodni WBK S.A.	20,841	1,454,428
mBank S.A. *	9,922	768,046
Powszechna Kasa Oszczednosci Bank Polski S.A. *	599,148	3,653,159
		10,160,655
Consumer Durables & Apparel 0.1%
CCC S.A.	16,096	764,090
LPP S.A.	979	1,347,557
		2,111,647
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	229,194	4,179,788
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,335,936	1,577,482
		5,757,270
Food & Staples Retailing 0.0%
Eurocash S.A.	51,155	474,935
Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	362,380	2,556,166
Materials 0.1%
Grupa Azoty S.A.	22,856	335,312
KGHM Polska Miedz S.A.	92,359	1,924,710
		2,260,022
Media 0.1%
Cyfrowy Polsat S.A. *	143,175	824,818
Software & Services 0.0%
Asseco Poland S.A.	57,410	720,219
Telecommunication Services 0.0%
Orange Polska S.A.	472,857	607,984
Security	Number of Shares	Value ($)
Utilities 0.1%
Enea S.A. *	172,304	382,254
Energa S.A.	176,220	334,192
PGE S.A.	494,033	1,093,648
Tauron Polska Energia S.A. *	566,013	357,804
		2,167,898
		27,641,614

Qatar 0.6%
Banks 0.3%
Commercial Bank QSC	48,724	441,583
Doha Bank QSC	43,344	399,967
Masraf Al Rayan QSC	130,032	1,207,042
Qatar Islamic Bank SAQ	21,672	591,617
Qatar National Bank SAQ	75,852	3,101,824
		5,742,033
Capital Goods 0.1%
Aamal Co. *	108,360	394,312
Industries Qatar QSC	54,180	1,562,370
		1,956,682
Energy 0.0%
Qatar Gas Transport Co., Ltd.	108,360	687,443
Insurance 0.1%
Qatar Insurance Co. SAQ	43,344	1,023,724
Real Estate 0.0%
Barwa Real Estate Co.	43,344	366,636
United Development Co. QSC	81,308	410,649
		777,285
Telecommunication Services 0.1%
Ooredoo QSC	43,344	1,107,050
Vodafone Qatar QSC *	108,360	261,883
		1,368,933
Transportation 0.0%
Qatar Navigation QSC	17,868	430,359
		11,986,459

Russia 4.8%
Banks 0.9%
Sberbank of Russia PJSC *	6,500,000	15,974,445
VTB Bank PJSC GDR - Reg’d	1,190,000	2,495,430
		18,469,875
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC *	931,523	1,707,252
Energy 2.4%
Gazprom PAO *	1	2
Gazprom PAO ADR	3,802,987	17,527,967
LUKOIL PJSC *	314,598	15,531,373
NOVATEK OAO *	717,323	8,131,327
Rosneft OJSC *	558,018	2,939,803
Surgutneftegas *	4,923,805	2,285,192
Tatneft PAO *	979,435	5,889,502
		52,305,166
Food & Staples Retailing 0.3%
Magnit PJSC GDR - Reg'd	187,987	7,572,116
Materials 0.6%
ALROSA PAO *	1,684,534	2,412,738
Magnitogorsk Iron & Steel Works OJSC *	2,092,281	1,116,046
MMC Norilsk Nickel PJSC *	31,972	5,134,829
Novolipetsk Steel AO *	687,946	1,256,467
PhosAgro OAO GDR - Reg'd	53,056	729,520
Severstal PAO *	124,705	1,855,270
		12,504,870

8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.0%
LSR Group PJSC GDR - Reg’d	144,959	434,152
Telecommunication Services 0.2%
MegaFon PJSC GDR - Reg'd	82,892	725,305
Mobile TeleSystems PJSC *	683,465	2,436,977
Rostelecom PJSC *	749,689	982,172
Sistema JSFC *	1,863,473	628,950
		4,773,404
Transportation 0.1%
Aeroflot-Russian Airlines PJSC *	559,061	1,167,297
Utilities 0.2%
E.ON Russia JSC *	9,762,754	426,340
Federal Grid Co. Unified Energy System PJSC *	181,681,493	563,213
Inter RAO PJSC *	14,909,869	877,386
Rosseti PJSC *	15,332,212	287,218
RusHydro PJSC *	83,546,380	1,216,268
		3,370,425
		102,304,557

South Africa 8.6%
Banks 0.7%
Barclays Africa Group Ltd.	282,030	3,163,079
Capitec Bank Holdings Ltd.	34,506	1,599,780
Nedbank Group Ltd.	147,392	2,416,908
Standard Bank Group Ltd.	807,957	8,698,084
		15,877,851
Capital Goods 0.2%
Barloworld Ltd.	173,283	1,321,157
Reunert Ltd.	114,132	533,220
The Bidvest Group Ltd.	248,306	2,882,394
		4,736,771
Consumer Durables & Apparel 0.4%
Steinhoff International Holdings N.V.	1,716,567	7,964,651
Consumer Services 0.1%
Sun International Ltd.	78,320	448,157
Tsogo Sun Holdings Ltd.	344,038	691,939
		1,140,096
Diversified Financials 0.9%
Brait SE *	215,453	1,307,964
Coronation Fund Managers Ltd.	173,470	887,988
FirstRand Ltd.	1,959,157	7,053,734
Investec Ltd.	168,169	1,078,704
JSE Ltd.	56,364	635,520
PSG Group Ltd.	64,195	890,320
Remgro Ltd.	344,383	5,134,225
RMB Holdings Ltd.	433,727	1,929,565
		18,918,020
Energy 0.0%
Exxaro Resources Ltd.	89,089	613,564
Food & Staples Retailing 0.6%
Bid Corp., Ltd.	221,254	3,889,464
Clicks Group Ltd.	184,124	1,583,260
Massmart Holdings Ltd.	77,401	631,845
Pick n Pay Stores Ltd.	230,593	1,076,827
Shoprite Holdings Ltd.	284,240	3,788,313
The SPAR Group Ltd.	124,333	1,679,786
		12,649,495
Food, Beverage & Tobacco 0.3%
AVI Ltd.	209,538	1,296,555
Pioneer Foods Group Ltd.	98,095	1,090,663
Tiger Brands Ltd.	104,524	2,936,770
		5,323,988
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	643,284	1,423,583
Netcare Ltd.	941,269	2,096,444
		3,520,027
Insurance 0.4%
Discovery Ltd.	226,742	1,801,165
MMI Holdings Ltd.	879,218	1,377,789
Sanlam Ltd.	1,217,132	5,351,433
		8,530,387
Materials 1.1%
AECI Ltd.	74,456	524,994
African Rainbow Minerals Ltd.	74,516	570,574
Anglo American Platinum Ltd. *	38,606	795,447
AngloGold Ashanti Ltd. *	273,141	3,025,023
Gold Fields Ltd.	534,659	1,700,083
Harmony Gold Mining Co., Ltd.	270,976	609,907
Impala Platinum Holdings Ltd. *	382,789	1,206,258
Mondi Ltd.	77,188	1,558,921
Nampak Ltd.	511,067	576,061
Northam Platinum Ltd. *	224,876	662,303
Sappi Ltd. *	414,117	2,459,385
Sasol Ltd.	369,342	9,989,119
Sibanye Gold Ltd.	450,699	937,306
		24,615,381
Media 1.9%
Naspers Ltd., N Shares	279,567	40,956,852
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd.	233,527	4,827,126
Real Estate 0.6%
Fortress Income Fund Ltd.	421,177	917,048
Fortress Income Fund Ltd., A Shares	421,177	487,351
Growthpoint Properties Ltd.	1,824,624	3,236,549
Hyprop Investments Ltd.	176,981	1,425,942
New Europe Property Investments plc	221,140	2,537,878
Redefine Properties Ltd.	3,071,138	2,266,199
Resilient REIT Ltd.	176,647	1,303,482
		12,174,449
Retailing 0.4%
Imperial Holdings Ltd.	111,987	1,353,864
Mr Price Group Ltd.	150,957	1,561,095
Super Group Ltd. *	188,756	544,080
The Foschini Group Ltd.	122,112	1,291,530
Truworths International Ltd.	344,397	1,722,691
Woolworths Holdings Ltd.	619,104	2,865,942
		9,339,202
Software & Services 0.0%
EOH Holdings Ltd.	73,561	865,399
Telecommunication Services 0.6%
MTN Group Ltd.	1,154,606	9,318,343
Telkom S.A. SOC Ltd.	215,380	1,068,896
Vodacom Group Ltd.	322,493	3,327,647
		13,714,886
Transportation 0.0%
Grindrod Ltd.	292,721	290,086
		186,058,231

Taiwan 14.8%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	1,281,277	2,411,967
Yulon Motor Co., Ltd.	588,192	510,260
		2,922,227

9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 1.6%
Chang Hwa Commercial Bank Ltd.	3,620,019	1,936,477
China Development Financial Holding Corp.	9,904,308	2,467,298
CTBC Financial Holding Co., Ltd.	12,240,792	6,720,857
E.Sun Financial Holding Co., Ltd.	5,750,945	3,338,013
Far Eastern International Bank	1,666,474	473,700
First Financial Holding Co., Ltd.	6,394,902	3,370,701
Hua Nan Financial Holdings Co., Ltd.	5,376,745	2,732,823
Mega Financial Holding Co., Ltd.	7,318,901	5,224,014
SinoPac Financial Holdings Co., Ltd.	6,430,370	1,835,923
Taishin Financial Holding Co., Ltd.	6,063,523	2,225,809
Taiwan Business Bank	2,831,000	716,788
Taiwan Cooperative Financial Holding Co., Ltd.	6,035,213	2,660,394
		33,702,797
Capital Goods 0.2%
Far Eastern New Century Corp.	2,588,799	1,908,724
Taiwan Glass Industry Corp. *	1,036,311	438,936
Teco Electric & Machinery Co., Ltd.	1,154,000	964,895
Walsin Lihwa Corp.	2,534,000	1,065,341
		4,377,896
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	150,000	409,437
Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	122,069	1,263,852
Feng TAY Enterprise Co., Ltd.	199,200	746,852
Formosa Taffeta Co., Ltd.	656,000	613,334
Giant Manufacturing Co., Ltd.	162,752	970,190
Pou Chen Corp.	1,717,792	2,147,712
		5,741,940
Diversified Financials 0.5%
Capital Securities Corp.	1,416,789	397,837
Fubon Financial Holding Co., Ltd.	4,585,114	7,113,667
Yuanta Financial Holding Co., Ltd.	7,399,700	2,681,471
		10,192,975
Energy 0.2%
Formosa Petrochemical Corp.	896,660	3,024,220
Food & Staples Retailing 0.1%
President Chain Store Corp.	348,400	2,617,946
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	3,367,676	5,758,427
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	5,228,189	7,693,096
Shin Kong Financial Holding Co., Ltd. *	5,143,308	1,326,452
		9,019,548
Materials 1.7%
Asia Cement Corp.	1,573,286	1,384,578
China Steel Corp.	8,009,956	6,282,713
Eternal Materials Co., Ltd.	561,600	583,220
Formosa Chemicals & Fibre Corp.	2,873,008	9,004,910
Formosa Plastics Corp.	3,148,560	8,969,637
Nan Ya Plastics Corp.	3,723,816	7,839,490
Taiwan Cement Corp.	2,147,246	2,482,540
Taiwan Fertilizer Co., Ltd.	483,508	615,137
		37,162,225
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
OBI Pharma, Inc. *	68,666	605,376
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd. *	525,893	306,893
Retailing 0.1%
Hotai Motor Co., Ltd.	249,160	2,865,031
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Advanced Semiconductor Engineering, Inc.	4,313,524	4,635,215
Epistar Corp. *	643,828	473,685
Inotera Memories, Inc. *(c)(d)	1,538,000	1,447,620
MediaTek, Inc.	1,012,713	7,037,804
Novatek Microelectronics Corp.	359,608	1,195,948
Realtek Semiconductor Corp.	277,336	861,427
Siliconware Precision Industries Co., Ltd. ADR	304,210	2,281,575
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,999,229	89,047,109
United Microelectronics Corp. ADR	1,679,296	3,056,319
Vanguard International Semiconductor Corp.	520,000	980,516
		111,017,218
Technology Hardware & Equipment 3.3%
Acer, Inc. *	1,958,086	829,359
Advantech Co., Ltd.	222,516	1,790,712
Asustek Computer, Inc.	463,426	3,838,498
AU Optronics Corp. ADR	605,470	2,173,637
Catcher Technology Co., Ltd.	478,224	3,473,437
Chicony Electronics Co., Ltd.	353,511	832,952
Compal Electronics, Inc.	2,940,638	1,674,539
Delta Electronics, Inc.	1,420,148	7,129,033
Foxconn Technology Co., Ltd.	718,315	1,884,075
Hon Hai Precision Industry Co., Ltd.	9,727,365	25,025,693
HTC Corp. *	468,778	1,239,858
Innolux Corp.	5,486,029	1,893,337
Inventec Corp.	2,001,145	1,353,016
Largan Precision Co., Ltd.	66,256	7,670,588
Lite-On Technology Corp.	1,410,107	2,225,344
Pegatron Corp.	1,235,657	2,942,502
Quanta Computer, Inc.	1,682,000	3,134,653
Synnex Technology International Corp.	933,956	955,259
Unimicron Technology Corp.	773,348	289,948
Wistron Corp.	1,802,468	1,289,376
		71,645,816
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. ADR	254,999	8,504,217
Far EasTone Telecommunications Co., Ltd.	1,063,280	2,461,960
Taiwan Mobile Co., Ltd.	1,141,524	3,850,087
		14,816,264
Transportation 0.1%
China Airlines Ltd.	2,185,872	655,631
Eva Airways Corp.	1,554,958	763,502
Evergreen Marine Corp., Ltd. *	1,137,380	430,001
U-Ming Marine Transport Corp.	351,576	286,794
		2,135,928
		318,322,164

Thailand 3.7%
Banks 0.8%
Bangkok Bank PCL NVDR	314,800	1,376,387
Kasikornbank PCL NVDR	1,284,100	6,100,280
Krung Thai Bank PCL NVDR	4,395,100	2,168,017
The Siam Commercial Bank PCL NVDR	1,531,600	6,288,748
TMB Bank PCL NVDR	14,351,000	812,484
		16,745,916
Capital Goods 0.0%
Berli Jucker PCL NVDR	731,150	1,075,838
Consumer Services 0.1%
Minor International PCL NVDR	2,243,780	2,358,266

10

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.7%
Banpu PCL NVDR	2,629,600	1,378,201
IRPC PCL NVDR	7,943,600	1,077,566
PTT Exploration & Production PCL NVDR	883,204	2,042,190
PTT PCL NVDR	918,400	8,983,355
Thai Oil PCL NVDR	614,700	1,274,900
		14,756,212
Food & Staples Retailing 0.3%
CP ALL PCL NVDR	3,371,700	5,693,603
Food, Beverage & Tobacco 0.2%
Charoen Pokphand Foods PCL NVDR	3,097,100	2,495,596
Thai Union Group PCL NVDR	1,880,800	1,091,175
		3,586,771
Health Care Equipment & Services 0.2%
Bangkok Dusit Medical Services PCL NVDR	5,877,300	3,838,089
Bumrungrad Hospital PCL NVDR	231,200	1,244,143
		5,082,232
Materials 0.5%
Indorama Ventures PCL NVDR	855,500	791,253
PTT Global Chemical PCL NVDR	1,359,014	2,380,593
The Siam Cement PCL NVDR	547,000	7,297,524
		10,469,370
Media 0.0%
BEC World PCL NVDR	754,500	391,212
Real Estate 0.2%
Central Pattana PCL NVDR	1,785,600	2,827,573
Land & Houses PCL NVDR	4,054,800	1,056,900
		3,884,473
Retailing 0.0%
Home Product Center PCL NVDR	3,698,919	1,067,808
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	395,300	839,249
Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	785,500	3,181,231
Intouch Holdings PCL NVDR	1,180,000	1,645,343
Total Access Communication PCL NVDR	431,800	411,474
True Corp. PCL NVDR	6,714,466	1,345,547
		6,583,595
Transportation 0.3%
Airports of Thailand PCL NVDR	278,300	3,135,599
Bangkok Expressway & Metro PCL NVDR	5,202,800	1,130,108
BTS Group Holdings PCL NVDR	4,899,500	1,194,682
		5,460,389
Utilities 0.1%
Electricity Generating PCL NVDR	195,800	1,092,061
Glow Energy PCL NVDR	298,200	660,262
Ratchaburi Electricity Generating Holding PCL NVDR	595,600	834,653
		2,586,976
		80,581,910

Turkey 1.3%
Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi	86,808	542,803
Banks 0.5%
Akbank T.A.S.	1,313,177	2,891,532
Turkiye Garanti Bankasi A/S	1,443,046	3,068,072
Turkiye Halk Bankasi A/S	382,843	981,448
Turkiye Is Bankasi, C Shares	1,040,950	1,463,305
Security	Number of Shares	Value ($)
Turkiye Vakiflar Bankasi T.A.O., Class D	685,379	833,537
Yapi ve Kredi Bankasi A/S *	637,646	580,219
		9,818,113
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	458,818	624,907
KOC Holding A/S	453,768	1,647,635
Turkiye Sise ve Cam Fabrikalari A/S	433,592	419,833
		2,692,375
Consumer Durables & Apparel 0.0%
Arcelik A/S	113,863	665,485
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	580,593	1,483,316
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	95,962	1,917,113
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	153,860	2,162,871
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	127,840	672,234
Coca-Cola Icecek A/S	43,086	412,413
Ulker Biskuvi Sanayi A/S	86,808	436,724
		1,521,371
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	887,703	1,219,401
Koza Altin Isletmeleri A/S *	31,117	141,845
Petkim Petrokimya Holding A/S	414,477	441,216
		1,802,462
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,636,601	1,379,426
Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	313,911	506,279
Turkcell Iletisim Hizmetleri A/S *	574,673	1,513,444
		2,019,723
Transportation 0.0%
TAV Havalimanlari Holding A/S	122,739	462,849
Turk Hava Yollari Anonim Ortakligi *	359,736	504,646
		967,495
		26,972,553

United Arab Emirates 1.2%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	1,181,855	1,995,045
Dubai Islamic Bank PJSC	806,002	1,149,911
First Gulf Bank PJSC	748,345	2,363,506
Union National Bank PJSC	656,052	803,799
		6,312,261
Capital Goods 0.0%
Arabtec Holding PJSC *	1,551,778	549,250
Consumer Services 0.0%
DXB Entertainments PJSC *	2,042,798	817,597
Diversified Financials 0.1%
Al Waha Capital PJSC	582,150	282,131
Dubai Financial Market PJSC	1,131,385	351,166
Dubai Investments PJSC	888,692	546,835
		1,180,132
Energy 0.0%
Dana Gas PJSC *	3,867,103	579,089
Real Estate 0.4%
Aldar Properties PJSC	2,083,899	1,407,101
DAMAC Properties Dubai Co. PJSC	1,165,558	698,157
Deyaar Development PJSC *	1,442,211	215,967

11

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Emaar Malls PJSC	1,418,036	1,003,824
Emaar Properties PJSC	2,329,137	4,324,902
		7,649,951
Telecommunication Services 0.3%
Emirates Telecommunications Group Co. PJSC	1,129,212	5,733,913
Transportation 0.1%
Air Arabia PJSC	1,470,918	508,615
DP World Ltd.	106,508	1,654,069
		2,162,684
		24,984,877
Total Common Stock
(Cost $2,127,051,452)		2,093,343,206

Preferred Stock 2.6% of net assets

Brazil 2.3%
Banks 1.0%
Banco Bradesco S.A.	1,745,611	15,353,120
Itausa - Investimentos Itau S.A.	2,488,235	6,333,689
		21,686,809
Energy 0.6%
Petroleo Brasileiro S.A. *	2,794,778	13,219,940
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	97,900	1,580,293
Materials 0.2%
Braskem S.A., A Shares	105,280	855,935
Gerdau S.A.	624,602	2,502,101
Suzano Papel e Celulose S.A., A Shares	195,800	743,837
		4,101,873
Retailing 0.1%
Lojas Americanas S.A.	440,550	2,133,395
Telecommunication Services 0.2%
Telefonica Brasil S.A.	252,154	3,366,526
Utilities 0.1%
Centrais Eletricas Brasileiras S.A., B Shares *	103,901	870,219
Companhia Energetica de Minas Gerais	544,923	1,272,695
Companhia Paranaense de Energia - Copel, B Shares	80,506	689,032
		2,831,946
		48,920,782

Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores S.A.	2,510,206	956,913
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	61,846	695,348
		1,652,261

Russia 0.2%
Energy 0.2%
AK Transneft OAO *	750	2,065,041
Surgutneftegas OAO *	5,984,726	2,911,503
		4,976,544
Total Preferred Stock
(Cost $60,014,411)		55,549,587
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Indonesia 0.0%
Transportation 0.0%
PT Jasa Marga Persero Tbk expires 12/8/16, strike IDR 3,900.00 *(c)(d)	92,512	1,707
Total Rights
(Cost $—)		1,707

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	4,711,390	4,711,390
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (e)	3,750,155	3,750,155
Total Other Investment Companies
(Cost $8,461,545)		8,461,545

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $2,224,080,153 and the unrealized appreciation and depreciation were $168,888,819 and ($235,612,927), respectively, with a net unrealized depreciation of ($66,724,108).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,584,517.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $13,026,938 or 0.6% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $1,494,594 or 0.1% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	115	4,962,250	107,825

12

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,775,021,042	$—	$—	$1,775,021,042
Taiwan [1]	207,304,946	—	—	207,304,946
Semiconductors & Semiconductor Equipment	109,569,598	—	1,447,620	111,017,218
Preferred Stock[1]	55,549,587	—	—	55,549,587
Rights [1]
Indonesia [1]	—	—	1,707	1,707
Other Investment Companies[1]	8,461,545	—	—	8,461,545
Total	$2,155,906,718	$—	$1,449,327	$2,157,356,045
Other Financial Instruments
Futures Contracts[2]	$107,825	$—	$—	$107,825
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended November 30, 2016. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2016.
13

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
14

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV16
15

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	6,123,941,561	7,330,176,035
0.0%	Rights	61,021	65,114
0.4%	Other Investment Companies	34,054,645	34,054,645
100.1%	Total Investments	6,158,057,227	7,364,295,794
(0.1%)	Other Assets and Liabilities, Net		(9,572,778)
100.0%	Net Assets		7,354,723,016

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc *	29,784	1,595,231
Autoliv, Inc.	27,990	2,895,845
BorgWarner, Inc.	71,630	2,550,028
Cooper Tire & Rubber Co.	17,118	655,619
Cooper-Standard Holding, Inc. *	6,862	654,086
Dana, Inc.	47,404	800,654
Delphi Automotive plc	86,449	5,532,736
Dorman Products, Inc. *	11,020	796,085
Drew Industries, Inc.	11,144	1,171,234
Ford Motor Co.	1,243,253	14,869,306
General Motors Co.	439,214	15,166,059
Gentex Corp.	83,850	1,550,386
Gentherm, Inc. *	16,956	540,049
Harley-Davidson, Inc.	58,875	3,584,899
Lear Corp.	23,208	3,005,668
Modine Manufacturing Co. *	37,069	435,561
Standard Motor Products, Inc.	6,478	323,511
Tenneco, Inc. *	17,030	1,003,919
Tesla Motors, Inc. *(a)	38,574	7,306,052
The Goodyear Tire & Rubber Co.	83,096	2,550,216
Thor Industries, Inc.	13,775	1,385,352
Visteon Corp.	11,080	871,664
Winnebago Industries, Inc.	15,865	514,819
		69,758,979

Banks 6.7%
1st Source Corp.	11,064	435,479
Ameris Bancorp	11,456	513,802
Associated Banc-Corp.	58,175	1,329,299
Astoria Financial Corp.	24,824	405,872
BancorpSouth, Inc.	27,820	794,261
Bank of America Corp.	3,234,006	68,302,207
Bank of Hawaii Corp.	13,775	1,148,422
Bank of the Ozarks, Inc.	35,132	1,704,605
BankUnited, Inc.	30,830	1,092,307
Banner Corp.	11,876	619,096
BB&T Corp.	257,556	11,654,409
Beneficial Bancorp, Inc.	26,693	464,458
Berkshire Hills Bancorp, Inc.	11,456	388,931
BNC Bancorp	14,845	448,319
Security	Number of Shares	Value ($)
Bofl Holding, Inc. *(a)	15,164	358,325
BOK Financial Corp.	9,690	778,301
Boston Private Financial Holdings, Inc.	22,569	338,535
Brookline Bancorp, Inc.	24,825	369,893
Bryn Mawr Bank Corp.	11,164	410,835
Capital Bank Financial Corp., Class A	6,294	225,325
Capitol Federal Financial, Inc.	47,447	754,882
Cardinal Financial Corp.	14,145	452,499
Cathay General Bancorp	22,128	776,693
CenterState Banks, Inc.	22,612	506,961
Central Pacific Financial Corp.	11,564	341,716
Chemical Financial Corp.	26,417	1,370,514
CIT Group, Inc.	70,841	2,893,855
Citigroup, Inc.	923,398	52,070,413
Citizens Financial Group, Inc.	162,960	5,460,790
City Holding Co.	5,510	338,755
CoBiz Financial, Inc.	24,901	376,752
Columbia Banking System, Inc.	19,285	767,929
Comerica, Inc.	58,049	3,700,624
Commerce Bancshares, Inc.	30,361	1,664,073
Community Bank System, Inc.	13,795	782,177
Community Trust Bancorp, Inc.	8,967	378,856
Cullen/Frost Bankers, Inc.	17,030	1,401,739
Customers Bancorp, Inc. *	12,356	376,858
CVB Financial Corp.	27,764	576,658
Eagle Bancorp, Inc. *	8,780	515,825
East West Bancorp, Inc.	46,835	2,242,460
Enterprise Financial Services Corp.	11,952	458,957
Essent Group Ltd. *	25,008	763,244
EverBank Financial Corp.	30,693	592,375
F.N.B. Corp.	59,083	902,788
Fifth Third Bancorp	248,946	6,477,575
First BanCorp (Puerto Rico) *	44,312	262,327
First Busey Corp.	16,678	457,144
First Citizens BancShares, Inc., Class A	3,263	1,162,835
First Commonwealth Financial Corp.	35,990	454,194
First Financial Bancorp	37,303	999,720
First Financial Bankshares, Inc.	30,558	1,315,522
First Financial Corp.	3,440	157,552
First Horizon National Corp.	74,661	1,424,532
First Interstate BancSystem, Inc., Class A	11,364	428,991
First Merchants Corp.	14,300	490,919
First Midwest Bancorp, Inc.	27,550	668,914
First Republic Bank	44,189	3,619,079
Flagstar Bancorp, Inc. *	5,794	163,275
Flushing Financial Corp.	16,634	435,478
Fulton Financial Corp.	66,440	1,179,310
German American Bancorp, Inc.	4,380	207,787
Glacier Bancorp, Inc.	19,920	683,256
Great Southern Bancorp, Inc.	2,964	147,163
Great Western Bancorp, Inc.	20,654	826,160
Hancock Holding Co.	24,795	1,030,232
Hanmi Financial Corp.	11,876	364,593
Heartland Financial USA, Inc.	8,767	375,666
Hilltop Holdings, Inc.	20,145	565,873
Home BancShares, Inc.	44,080	1,140,350
Hope Bancorp, Inc.	41,838	832,576

1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Huntington Bancshares, Inc.	340,829	4,246,729
IBERIABANK Corp.	11,525	954,846
Independent Bank Corp.	17,110	1,113,861
International Bancshares Corp.	30,341	1,181,023
Investors Bancorp, Inc.	103,074	1,395,622
JPMorgan Chase & Co.	1,143,407	91,666,939
KeyCorp	337,077	5,834,803
Lakeland Bancorp, Inc.	11,711	205,528
Lakeland Financial Corp.	9,411	397,144
LegacyTexas Financial Group, Inc.	14,580	572,411
LendingTree, Inc. *(a)	2,989	313,247
M&T Bank Corp.	49,637	7,144,750
MainSource Financial Group, Inc.	15,865	484,993
MB Financial, Inc.	16,571	717,027
Meridian Bancorp, Inc.	23,912	424,438
MGIC Investment Corp. *	103,106	935,171
National Bank Holdings Corp., Class A	4,060	110,432
Nationstar Mortgage Holdings, Inc. *(a)	21,098	358,244
New York Community Bancorp, Inc.	152,800	2,441,744
NMI Holdings, Inc., Class A *	38,546	331,496
Northfield Bancorp, Inc.	16,821	311,693
Northwest Bancshares, Inc.	41,325	750,875
Old National Bancorp	41,680	710,644
Opus Bank	9,339	236,277
Oritani Financial Corp.	19,285	340,380
PacWest Bancorp	36,584	1,874,930
Park National Corp.	7,080	790,128
People's United Financial, Inc.	102,692	1,922,394
PHH Corp. *	16,718	242,745
Pinnacle Financial Partners, Inc.	15,447	996,332
Popular, Inc.	30,315	1,232,305
PrivateBancorp, Inc.	24,795	1,159,910
Prosperity Bancshares, Inc.	32,301	2,136,065
Provident Financial Services, Inc.	22,040	593,758
Radian Group, Inc.	66,130	962,853
Regions Financial Corp.	419,490	5,679,895
S&T Bancorp, Inc.	8,324	294,586
Sandy Spring Bancorp, Inc.	5,916	215,342
ServisFirst Bancshares, Inc.	7,378	543,168
Signature Bank *	20,075	3,009,443
Simmons First National Corp., Class A	15,254	922,104
South State Corp.	6,606	561,180
Southside Bancshares, Inc.	14,801	569,395
State Bank Financial Corp.	8,524	210,458
Sterling Bancorp	36,609	832,855
Stock Yards Bancorp, Inc.	6,363	262,156
SunTrust Banks, Inc.	160,346	8,329,975
SVB Financial Group *	14,675	2,319,090
Synovus Financial Corp.	41,826	1,619,084
TCF Financial Corp.	55,348	960,288
Texas Capital Bancshares, Inc. *	11,268	819,747
TFS Financial Corp.	38,570	718,559
The First of Long Island Corp.	16,938	433,613
The PNC Financial Services Group, Inc.	157,673	17,429,173
Tompkins Financial Corp.	5,978	515,901
Towne Bank	17,034	549,347
TrustCo Bank Corp.	27,680	225,592
Trustmark Corp.	22,040	742,968
U.S. Bancorp	511,147	25,363,114
UMB Financial Corp.	11,020	837,740
Umpqua Holdings Corp.	61,653	1,095,574
United Bankshares, Inc.	19,668	907,678
United Community Banks, Inc.	22,396	608,723
United Financial Bancorp, Inc.	16,822	283,955
Valley National Bancorp	71,787	814,065
Walker & Dunlop, Inc. *	13,764	404,524
Washington Federal, Inc.	33,060	1,072,797
Washington Trust Bancorp, Inc.	8,467	431,394
Webster Financial Corp.	27,889	1,383,573
Security	Number of Shares	Value ($)
Wells Fargo & Co.	1,436,659	76,027,994
WesBanco, Inc.	17,420	694,535
Western Alliance Bancorp *	27,664	1,292,462
Wintrust Financial Corp.	13,775	906,946
WSFS Financial Corp.	9,411	401,379
Zions Bancorp	64,033	2,547,873
		496,052,079

Capital Goods 7.8%
3M Co.	193,619	33,252,127
A.O. Smith Corp.	44,080	2,143,610
AAON, Inc.	12,441	409,309
AAR Corp.	11,020	406,528
Actuant Corp., Class A	24,795	643,430
Acuity Brands, Inc.	13,775	3,463,173
Advanced Drainage Systems, Inc.	10,067	204,360
AECOM *	42,393	1,540,986
Aegion Corp. *	11,240	271,896
Aerojet Rocketdyne Holdings, Inc. *	16,848	342,351
Aerovironment, Inc. *	13,052	369,372
AGCO Corp.	21,011	1,172,414
Air Lease Corp.	25,904	928,917
Aircastle Ltd.	24,795	532,597
Alamo Group, Inc.	6,126	447,627
Albany International Corp., Class A	8,563	399,892
Allegion plc	28,082	1,878,967
Allison Transmission Holdings, Inc.	50,266	1,667,323
Altra Industrial Motion Corp.	6,116	214,060
American Woodmark Corp. *	4,189	321,087
AMETEK, Inc.	74,385	3,522,130
Apogee Enterprises, Inc.	17,363	828,215
Applied Industrial Technologies, Inc.	13,213	790,798
Arconic, Inc.	138,218	2,664,843
Armstrong Flooring, Inc. *	6,790	127,177
Armstrong World Industries, Inc. *	13,942	581,381
Astec Industries, Inc.	5,646	374,330
Astronics Corp. *	4,710	173,893
AZZ, Inc.	5,882	382,918
B/E Aerospace, Inc.	28,584	1,716,183
Babcock & Wilcox Enterprises, Inc. *	17,535	279,508
Barnes Group, Inc.	13,959	644,906
Beacon Roofing Supply, Inc. *	20,753	962,732
BMC Stock Holdings, Inc. *	16,638	313,626
Briggs & Stratton Corp.	14,016	290,412
Builders FirstSource, Inc. *	27,780	307,247
BWX Technologies, Inc.	35,815	1,402,515
Carlisle Cos., Inc.	19,285	2,163,198
Caterpillar, Inc.	182,373	17,427,564
Chart Industries, Inc. *	15,355	545,870
Chicago Bridge & Iron Co. N.V.	34,544	1,157,569
CIRCOR International, Inc.	5,510	349,169
CLARCOR, Inc.	17,532	1,235,129
Colfax Corp. *	32,232	1,212,246
Comfort Systems USA, Inc.	11,332	364,890
Continental Building Products, Inc. *	25,325	567,280
Crane Co.	16,530	1,214,790
CSW Industrials, Inc. *	8,839	322,624
Cummins, Inc.	48,578	6,887,389
Curtiss-Wright Corp.	13,775	1,384,663
Deere & Co.	91,135	9,131,727
DigitalGlobe, Inc. *	19,934	640,878
Donaldson Co., Inc.	43,388	1,759,817
Douglas Dynamics, Inc.	15,045	480,688
Dover Corp.	50,318	3,653,590
Dycom Industries, Inc. *	8,746	640,470
Eaton Corp. plc	143,297	9,530,683
EMCOR Group, Inc.	19,285	1,337,800
Emerson Electric Co.	207,256	11,697,529

2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encore Wire Corp.	5,981	254,193
EnerSys	13,969	1,111,653
Engility Holdings, Inc. *	5,528	200,390
EnPro Industries, Inc.	5,662	344,250
ESCO Technologies, Inc.	11,020	616,018
Esterline Technologies Corp. *	11,020	969,209
Fastenal Co.	92,444	4,381,846
Federal Signal Corp.	19,331	305,430
Flowserve Corp.	44,163	2,095,534
Fluor Corp.	42,620	2,280,596
Fortive Corp.	93,256	5,128,147
Fortune Brands Home & Security, Inc.	47,335	2,610,525
Franklin Electric Co., Inc.	12,264	478,909
GATX Corp.	16,530	903,199
Generac Holdings, Inc. *	19,579	802,347
General Cable Corp.	19,455	364,781
General Dynamics Corp.	92,641	16,244,599
General Electric Co.	2,856,118	87,854,190
Gibraltar Industries, Inc. *	4,783	215,235
Global Brass & Copper Holdings, Inc.	5,704	163,420
Graco, Inc.	19,285	1,566,521
Granite Construction, Inc.	15,335	904,612
Griffon Corp.	13,840	330,776
Harsco Corp.	30,305	424,270
HD Supply Holdings, Inc. *	57,875	2,271,015
HEICO Corp.	10,644	835,554
HEICO Corp., Class A	11,092	745,382
Herc Holdings, Inc. *	7,409	294,434
Hexcel Corp.	28,006	1,448,470
Hillenbrand, Inc.	22,040	771,400
Honeywell International, Inc.	240,735	27,429,346
Hubbell, Inc.	15,493	1,739,554
Huntington Ingalls Industries, Inc.	13,917	2,487,803
Hyster-Yale Materials Handling, Inc.	3,413	220,343
IDEX Corp.	24,795	2,321,060
Illinois Tool Works, Inc.	99,535	12,459,791
Ingersoll-Rand plc	77,817	5,800,479
ITT, Inc.	27,550	1,112,194
Jacobs Engineering Group, Inc. *	38,570	2,391,726
John Bean Technologies Corp.	8,324	750,825
Johnson Controls International plc	298,442	13,423,921
Joy Global, Inc.	31,216	874,984
Kaman Corp.	8,819	429,662
KBR, Inc.	44,632	745,801
Kennametal, Inc.	26,508	914,261
KLX, Inc. *	14,292	557,245
L-3 Communications Holdings, Inc.	23,110	3,646,065
Lennox International, Inc.	13,917	2,069,040
Lincoln Electric Holdings, Inc.	17,372	1,363,876
Lindsay Corp. (a)	2,976	250,817
Lockheed Martin Corp.	80,361	21,315,755
Lydall, Inc. *	1,704	101,729
Manitowoc Foodservice, Inc. *	46,835	830,853
Masco Corp.	104,045	3,293,024
Masonite International Corp. *	10,466	678,197
MasTec, Inc. *	21,212	804,995
Mercury Systems, Inc. *	18,472	548,803
Meritor, Inc. *	30,829	389,062
Moog, Inc., Class A *	11,304	789,358
MRC Global, Inc. *	31,003	624,090
MSC Industrial Direct Co., Inc., Class A	13,775	1,230,658
Mueller Industries, Inc.	34,162	1,297,814
Mueller Water Products, Inc., Class A	46,836	619,640
MYR Group, Inc. *	11,756	440,380
Navistar International Corp. *	20,798	639,746
Nordson Corp.	16,530	1,764,247
Northrop Grumman Corp.	56,679	14,149,912
NOW, Inc. *	40,382	869,828
Orbital ATK, Inc.	19,853	1,694,056
Security	Number of Shares	Value ($)
Oshkosh Corp.	24,858	1,740,060
Owens Corning	41,474	2,130,934
PACCAR, Inc.	110,200	6,848,930
Parker-Hannifin Corp.	43,009	5,975,240
Pentair plc	58,389	3,355,032
PGT, Inc. *	23,412	259,873
Primoris Services Corp.	14,173	324,987
Proto Labs, Inc. *	10,543	549,290
Quanex Building Products Corp.	11,064	215,195
Quanta Services, Inc. *	47,140	1,589,561
Raven Industries, Inc.	22,504	563,725
Raytheon Co.	94,600	14,146,484
RBC Bearings, Inc. *	8,265	700,541
Regal Beloit Corp.	13,775	1,004,198
Rexnord Corp. *	41,692	917,224
Rockwell Automation, Inc.	40,454	5,409,104
Rockwell Collins, Inc.	41,719	3,868,186
Roper Technologies, Inc.	32,805	5,941,314
Rush Enterprises, Inc., Class A *	8,654	261,784
Sensata Technologies Holding N.V. *	50,331	1,880,869
Simpson Manufacturing Co., Inc.	11,554	544,656
Snap-on, Inc.	18,830	3,148,376
Spirit AeroSystems Holdings, Inc., Class A *	39,321	2,290,448
SPX Corp. *	11,954	292,036
SPX FLOW, Inc. *	14,460	453,176
Standex International Corp.	2,755	242,716
Stanley Black & Decker, Inc.	46,319	5,494,823
Sun Hydraulics Corp.	5,981	237,685
TASER International, Inc. *	14,665	399,328
Teledyne Technologies, Inc. *	11,067	1,381,936
Tennant Co.	8,265	620,702
Terex Corp.	34,744	1,060,387
Textron, Inc.	85,405	3,931,192
The Boeing Co.	183,332	27,602,466
The Gorman-Rupp Co.	5,292	158,495
The Greenbrier Cos., Inc. (a)	15,896	616,765
The Manitowoc Co., Inc. *	46,835	279,137
The Middleby Corp. *	19,764	2,707,273
The Timken Co.	24,795	968,245
The Toro Co.	33,648	1,780,989
Thermon Group Holdings, Inc. *	14,645	281,770
TransDigm Group, Inc.	15,904	3,998,743
Trex Co., Inc. *	12,212	803,427
TriMas Corp. *	11,639	249,657
Trinity Industries, Inc.	48,904	1,359,042
Triton International Ltd.	20,323	392,031
Triumph Group, Inc.	17,372	482,942
Tutor Perini Corp. *	11,628	303,491
United Rentals, Inc. *	26,219	2,651,003
United Technologies Corp.	243,993	26,282,926
Univar, Inc. *	29,820	742,518
Universal Forest Products, Inc.	5,582	554,516
USG Corp. *	25,271	723,761
Valmont Industries, Inc.	6,657	991,227
W.W. Grainger, Inc.	17,403	4,012,610
Wabash National Corp. *	19,556	269,677
WABCO Holdings, Inc. *	15,459	1,522,866
Wabtec Corp.	27,750	2,349,592
Watsco, Inc.	8,265	1,231,485
Watts Water Technologies, Inc., Class A	8,359	570,920
Wesco Aircraft Holdings, Inc. *	14,051	207,252
WESCO International, Inc. *	13,775	935,323
Woodward, Inc.	16,530	1,119,577
Xylem, Inc.	55,100	2,842,058
		576,438,024

3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ABM Industries, Inc.	17,534	771,496
ACCO Brands Corp. *	34,268	426,637
Brady Corp., Class A	13,775	506,231
CEB, Inc.	8,655	510,212
Cintas Corp.	26,709	3,060,851
Clean Harbors, Inc. *	16,530	873,611
Copart, Inc. *	33,500	1,833,120
Covanta Holding Corp.	41,325	603,345
Deluxe Corp.	16,530	1,119,081
Equifax, Inc.	38,570	4,414,336
Exponent, Inc.	6,082	368,873
FTI Consulting, Inc. *	11,492	490,708
G&K Services, Inc., Class A	8,265	792,779
GP Strategies Corp. *	12,652	332,115
Healthcare Services Group, Inc.	22,040	858,458
Herman Miller, Inc.	16,786	545,545
HNI Corp.	16,530	872,288
Huron Consulting Group, Inc. *	6,910	364,503
ICF International, Inc. *	5,716	316,381
IHS Markit Ltd. *	102,528	3,684,856
Insperity, Inc.	8,274	599,038
KAR Auction Services, Inc.	42,303	1,783,494
Kelly Services, Inc., Class A	8,724	175,701
Kforce, Inc.	11,132	246,017
Knoll, Inc.	13,952	369,868
Korn/Ferry International	30,829	782,440
LSC Communications, Inc.	8,374	172,839
ManpowerGroup, Inc.	24,795	2,117,741
Matthews International Corp., Class A	11,020	801,705
McGrath RentCorp	5,912	218,271
MSA Safety, Inc.	10,336	642,486
Multi-Color Corp.	4,389	315,569
Navigant Consulting, Inc. *	16,582	409,575
Nielsen Holdings plc	105,030	4,526,793
On Assignment, Inc. *	14,900	615,221
Pitney Bowes, Inc.	63,365	909,288
R.R. Donnelley & Sons Co.	22,365	388,927
Republic Services, Inc.	77,707	4,311,961
Resources Connection, Inc.	22,404	360,704
Robert Half International, Inc.	38,947	1,747,552
Rollins, Inc.	33,294	1,069,736
RPX Corp. *	32,061	335,037
SP Plus Corp. *	14,165	393,079
Stericycle, Inc. *	27,550	2,010,324
Team, Inc. *	8,265	283,490
Tetra Tech, Inc.	17,130	734,021
The Advisory Board Co. *	12,448	440,659
The Brink's Co.	16,530	667,812
The Dun & Bradstreet Corp.	11,614	1,413,656
TransUnion *	18,378	548,216
TriNet Group, Inc. *	25,017	631,179
TrueBlue, Inc. *	16,530	346,304
UniFirst Corp.	5,510	778,839
US Ecology, Inc.	6,672	309,914
Verisk Analytics, Inc. *	48,595	4,037,273
Viad Corp.	11,952	524,693
WageWorks, Inc. *	15,851	1,170,596
Waste Management, Inc.	131,263	9,125,404
West Corp.	12,979	309,679
		69,370,527

Consumer Durables & Apparel 1.4%
Brunswick Corp.	27,550	1,380,806
CalAtlantic Group, Inc.	31,707	1,058,697
Callaway Golf Co.	37,757	458,748
Carter's, Inc.	17,144	1,565,076
Security	Number of Shares	Value ($)
Cavco Industries, Inc. *	2,899	274,100
Coach, Inc.	93,620	3,406,832
Columbia Sportswear Co.	11,020	626,707
D.R. Horton, Inc.	109,522	3,035,950
Deckers Outdoor Corp. *	8,965	533,238
Ethan Allen Interiors, Inc.	6,082	209,829
G-III Apparel Group Ltd. *	13,904	377,633
Garmin Ltd.	35,815	1,868,110
GoPro, Inc., Class A *(a)	34,876	348,062
Hanesbrands, Inc.	121,220	2,815,941
Harman International Industries, Inc.	22,040	2,410,515
Hasbro, Inc.	35,815	3,058,243
Helen of Troy Ltd. *	7,408	630,421
Installed Building Products, Inc. *	10,036	416,494
iRobot Corp. *	6,121	348,897
Kate Spade & Co. *	33,301	494,520
KB Home	29,460	466,646
La-Z-Boy, Inc.	17,064	456,462
Leggett & Platt, Inc.	41,666	2,002,468
Lennar Corp., B Shares	6,978	236,484
Lennar Corp., Class A	62,279	2,649,349
LGI Homes, Inc. *(a)	8,491	277,231
lululemon athletica, Inc. *	36,400	2,074,436
M.D.C Holdings, Inc.	23,404	629,100
M/I Homes, Inc. *	12,356	288,636
Mattel, Inc.	108,109	3,413,001
Michael Kors Holdings Ltd. *	53,630	2,493,259
Mohawk Industries, Inc. *	19,449	3,840,011
NACCO Industries, Inc., Class A	2,755	261,725
Nautilus, Inc. *	14,860	255,592
Newell Brands, Inc.	151,958	7,143,546
NIKE, Inc., Class B	421,828	21,120,928
NVR, Inc. *	1,048	1,671,560
Oxford Industries, Inc.	5,512	400,502
Polaris Industries, Inc. (a)	19,399	1,684,997
PulteGroup, Inc.	104,690	1,974,453
PVH Corp.	25,178	2,667,357
Ralph Lauren Corp.	19,285	2,017,404
Skechers U.S.A., Inc., Class A *	44,748	1,019,359
Smith & Wesson Holding Corp. *(a)	20,117	469,330
Steven Madden Ltd. *	19,848	735,368
Sturm Ruger & Co., Inc.	5,732	294,625
Tempur Sealy International, Inc. *	17,806	1,127,120
Toll Brothers, Inc. *	50,715	1,504,207
TopBuild Corp. *	12,360	448,544
TRI Pointe Group, Inc. *	36,692	426,361
Tupperware Brands Corp.	14,503	804,046
Under Armour, Inc., Class A *(a)	55,144	1,698,435
Under Armour, Inc., Class C *	55,495	1,430,661
Unifi, Inc. *	11,568	359,996
Universal Electronics, Inc. *	3,098	208,650
VF Corp.	105,944	5,775,007
Vista Outdoor, Inc. *	17,330	695,800
WCI Communities, Inc. *	12,556	291,927
Whirlpool Corp.	23,940	3,888,814
William Lyon Homes, Class A *	12,756	252,569
Wolverine World Wide, Inc.	33,060	744,842
		105,519,627

Consumer Services 2.2%
Apollo Education Group, Inc. *	52,947	499,290
Aramark	73,685	2,535,501
Belmond Ltd., Class A *	27,550	356,773
BJ's Restaurants, Inc. *	6,486	240,631
Bloomin' Brands, Inc.	46,877	871,912
Bob Evans Farms, Inc.	8,400	375,060
Boyd Gaming Corp. *	14,522	273,594
Bright Horizons Family Solutions, Inc. *	11,740	807,947

4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brinker International, Inc.	14,996	796,438
Buffalo Wild Wings, Inc. *	7,224	1,217,966
Capella Education Co.	6,278	547,756
Carnival Corp.	141,614	7,280,376
Carriage Services, Inc.	4,392	119,199
Chipotle Mexican Grill, Inc. *	9,192	3,643,065
Choice Hotels International, Inc.	12,139	624,552
Churchill Downs, Inc.	3,472	531,563
Chuy's Holdings, Inc. *	9,967	312,465
ClubCorp Holdings, Inc.	22,928	298,064
Cracker Barrel Old Country Store, Inc. (a)	8,265	1,345,046
Darden Restaurants, Inc.	44,118	3,233,849
Dave & Buster's Entertainment, Inc. *	7,078	331,604
Denny's Corp. *	27,780	335,860
DeVry Education Group, Inc.	21,384	638,312
DineEquity, Inc.	6,045	505,241
Domino's Pizza, Inc.	16,680	2,802,907
Dunkin' Brands Group, Inc.	31,006	1,683,316
Extended Stay America, Inc.	30,632	476,634
Fiesta Restaurant Group, Inc. *	13,052	373,940
Graham Holdings Co., Class B	1,912	936,402
Grand Canyon Education, Inc. *	13,979	798,201
H&R Block, Inc.	77,524	1,717,932
Hilton Worldwide Holdings, Inc.	164,009	4,111,706
Houghton Mifflin Harcourt Co. *	31,673	349,987
Hyatt Hotels Corp., Class A *	9,497	487,576
ILG, Inc.	34,946	631,474
International Speedway Corp., Class A	8,407	309,378
Jack in the Box, Inc.	11,576	1,204,136
K12, Inc. *	20,191	296,404
La Quinta Holdings, Inc. *	33,344	404,796
Las Vegas Sands Corp.	114,588	7,181,230
LifeLock, Inc. *	34,768	827,826
Marriott International, Inc., Class A	101,048	7,960,561
Marriott Vacations Worldwide Corp.	8,467	657,378
McDonald's Corp.	267,559	31,911,762
MGM Resorts International *	149,631	4,295,906
Norwegian Cruise Line Holdings Ltd. *	49,691	1,978,199
Panera Bread Co., Class A *	8,379	1,777,270
Papa John's International, Inc.	11,276	996,347
Penn National Gaming, Inc. *	19,485	258,761
Pinnacle Entertainment, Inc. *	17,129	233,468
Popeyes Louisiana Kitchen, Inc. *	7,255	434,429
Red Robin Gourmet Burgers, Inc. *	6,418	330,206
Regis Corp. *	16,786	226,611
Royal Caribbean Cruises Ltd.	51,220	4,147,283
Ruth's Hospitality Group, Inc.	19,623	333,591
Scientific Games Corp., Class A *	25,995	383,426
SeaWorld Entertainment, Inc.	28,820	487,058
Service Corp. International	63,800	1,721,962
ServiceMaster Global Holdings, Inc. *	44,456	1,699,108
Shake Shack, Inc., Class A *(a)	10,136	373,816
Six Flags Entertainment Corp.	26,427	1,523,252
Sonic Corp.	19,285	503,339
Sotheby's *	19,381	757,022
Starbucks Corp.	458,264	26,565,564
Strayer Education, Inc. *	5,978	437,769
Texas Roadhouse, Inc.	19,285	904,274
The Cheesecake Factory, Inc.	14,217	841,220
The Wendy's Co.	81,499	1,024,442
Vail Resorts, Inc.	11,020	1,745,568
Wyndham Worldwide Corp.	37,093	2,670,325
Wynn Resorts Ltd.	23,777	2,425,016
Yum! Brands, Inc.	116,523	7,386,393
		159,307,235

Security	Number of Shares	Value ($)
Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	16,530	2,448,093
AG Mortgage Investment Trust, Inc.	19,823	348,687
AGNC Investment Corp.	116,226	2,168,777
Ally Financial, Inc.	154,720	3,004,662
Altisource Residential Corp.	32,232	379,693
American Express Co.	244,997	17,649,584
Ameriprise Financial, Inc.	53,946	6,161,173
Annaly Capital Management, Inc.	306,266	3,130,039
Anworth Mortgage Asset Corp.	44,816	233,043
Apollo Commercial Real Estate Finance, Inc.	44,171	757,974
ARMOUR Residential REIT, Inc.	22,204	493,817
Berkshire Hathaway, Inc., Class B *	598,131	94,169,745
BGC Partners, Inc., Class A	36,333	354,973
BlackRock, Inc.	38,707	14,352,169
Blackstone Mortgage Trust, Inc., Class A	28,371	853,400
Capital One Financial Corp.	160,232	13,465,897
Capstead Mortgage Corp.	33,060	341,840
CBOE Holdings, Inc.	25,321	1,744,617
Chimera Investment Corp.	59,046	1,001,420
CME Group, Inc.	105,772	11,942,717
Cohen & Steers, Inc.	8,265	294,234
Colony Capital, Inc., Class A	39,038	800,669
Cowen Group, Inc., Class A *	63,947	233,407
Credit Acceptance Corp. *(a)	2,755	528,519
CYS Investments, Inc.	47,772	384,087
Diamond Hill Investment Group, Inc.	1,300	271,830
Discover Financial Services	133,012	9,014,223
Donnelley Financial Solutions, Inc. *	8,374	159,692
E*TRADE Financial Corp. *	85,853	2,962,787
Eaton Vance Corp.	35,815	1,448,359
Evercore Partners, Inc., Class A	11,990	808,126
FactSet Research Systems, Inc.	13,775	2,206,342
Federated Investors, Inc., Class B	32,432	891,556
Financial Engines, Inc.	23,414	815,978
FirstCash, Inc.	22,292	1,023,203
FNFV Group *	27,584	353,075
Franklin Resources, Inc.	118,951	4,670,016
Green Dot Corp., Class A *	22,412	540,353
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,996	477,040
Interactive Brokers Group, Inc., Class A	27,915	1,025,039
Intercontinental Exchange, Inc.	181,710	10,066,734
INTL FCStone, Inc. *	2,004	82,384
Invesco Ltd.	130,553	4,087,614
Invesco Mortgage Capital, Inc.	44,264	659,534
Investment Technology Group, Inc.	11,564	215,553
Janus Capital Group, Inc.	55,100	743,850
KCG Holdings, Inc., Class A *	28,502	403,018
Ladder Capital Corp., Class A	22,449	322,143
Lazard Ltd., Class A	41,389	1,607,963
Legg Mason, Inc.	31,298	998,406
LendingClub Corp. *	102,850	582,131
Leucadia National Corp.	108,330	2,385,427
LPL Financial Holdings, Inc.	27,520	1,133,549
MarketAxess Holdings, Inc.	12,480	2,068,810
MFA Financial, Inc.	107,445	840,220
Moelis & Co., Class A	11,856	346,195
Moody's Corp.	53,125	5,339,063
Morgan Stanley	465,175	19,239,638
Morningstar, Inc.	5,824	424,628
MSCI, Inc.	30,272	2,385,434
MTGE Investment Corp.	19,435	324,565
Nasdaq, Inc.	35,903	2,301,023
Navient Corp.	106,034	1,826,966
Nelnet, Inc., Class A	8,341	420,803
New Residential Investment Corp.	70,474	1,088,823

5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northern Trust Corp.	66,120	5,431,758
NorthStar Asset Management Group, Inc.	55,449	818,427
OneMain Holdings, Inc. *	18,561	378,088
PennyMac Mortgage Investment Trust	26,239	427,171
Piper Jaffray Cos. *	8,670	632,477
PJT Partners, Inc., Class A (a)	14,265	420,104
Raymond James Financial, Inc.	36,479	2,624,299
Redwood Trust, Inc.	30,305	461,242
Resource Capital Corp.	8,467	71,461
S&P Global, Inc.	82,381	9,802,515
Santander Consumer USA Holdings, Inc. *	59,560	820,737
SEI Investments Co.	39,158	1,847,474
SLM Corp. *	133,064	1,339,954
Starwood Property Trust, Inc.	72,009	1,618,042
State Street Corp.	114,978	9,060,266
Stifel Financial Corp. *	17,205	857,669
Synchrony Financial	255,423	8,827,419
T. Rowe Price Group, Inc.	77,140	5,712,988
TD Ameritrade Holding Corp.	81,359	3,336,533
The Bank of New York Mellon Corp.	342,212	16,227,693
The Charles Schwab Corp. (b)	385,715	14,911,742
The Goldman Sachs Group, Inc.	117,851	25,843,546
Two Harbors Investment Corp.	105,274	912,726
Voya Financial, Inc.	69,056	2,684,207
Waddell & Reed Financial, Inc., Class A	31,032	606,055
Westwood Holdings Group, Inc.	6,146	364,949
WisdomTree Investments, Inc. (a)	38,261	423,167
		380,268,038

Energy 6.9%
Anadarko Petroleum Corp.	173,801	12,018,339
Antero Resources Corp. *	44,406	1,087,503
Apache Corp.	119,068	7,852,535
Archrock, Inc.	27,552	370,574
Baker Hughes, Inc.	138,966	8,939,683
Bristow Group, Inc.	10,868	169,649
Cabot Oil & Gas Corp.	150,416	3,327,202
Callon Petroleum Co. *	41,380	729,943
Carrizo Oil & Gas, Inc. *	23,657	1,001,637
Cheniere Energy, Inc. *	77,307	3,158,764
Chesapeake Energy Corp. *	245,267	1,716,869
Chevron Corp.	601,633	67,118,177
Cimarex Energy Co.	30,434	4,196,240
Concho Resources, Inc. *	44,544	6,370,683
ConocoPhillips	386,835	18,769,234
CONSOL Energy, Inc.	56,573	1,164,272
Continental Resources, Inc. *	27,828	1,614,302
Core Laboratories N.V.	13,795	1,541,729
Delek US Holdings, Inc.	20,184	405,900
Denbury Resources, Inc. *	191,697	724,615
Devon Energy Corp.	171,177	8,272,984
Diamondback Energy, Inc. *	24,461	2,638,119
Dril-Quip, Inc. *	12,492	706,423
Energen Corp. *	36,320	2,254,382
Ensco plc, Class A	97,620	943,009
EOG Resources, Inc.	174,681	17,908,296
EQT Corp.	56,435	3,954,965
Exxon Mobil Corp.	1,316,332	114,915,784
Fairmount Santrol Holdings, Inc. *	50,014	481,635
FMC Technologies, Inc. *	71,818	2,460,485
Forum Energy Technologies, Inc. *	33,720	733,410
Green Plains, Inc.	21,191	574,276
Gulfport Energy Corp. *	45,693	1,173,853
Halliburton Co.	272,121	14,446,904
Helix Energy Solutions Group, Inc. *	53,491	558,981
Helmerich & Payne, Inc.	31,505	2,383,353
Hess Corp.	86,096	4,817,932
HollyFrontier Corp.	51,525	1,482,374
Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	603,154	13,390,019
Kosmos Energy Ltd. *	86,603	458,996
Laredo Petroleum, Inc. *	43,340	693,007
Marathon Oil Corp.	267,758	4,835,709
Marathon Petroleum Corp.	162,771	7,653,492
Matador Resources Co. *	22,245	592,607
Matrix Service Co. *	15,165	316,190
McDermott International, Inc. *	51,734	355,930
Murphy Oil Corp.	50,126	1,699,773
Nabors Industries Ltd.	93,820	1,510,502
National Oilwell Varco, Inc.	117,112	4,375,304
Natural Gas Services Group, Inc. *	7,114	202,393
Newfield Exploration Co. *	63,538	2,873,188
Newpark Resources, Inc. *	29,989	220,419
Noble Corp. plc	79,948	497,277
Noble Energy, Inc.	132,346	5,050,323
Oasis Petroleum, Inc. *	63,768	954,607
Occidental Petroleum Corp.	237,861	16,973,761
Oceaneering International, Inc.	33,444	891,283
Oil States International, Inc. *	12,192	437,083
ONEOK, Inc.	68,946	3,787,204
Parsley Energy, Inc., Class A *	46,606	1,778,019
Patterson-UTI Energy, Inc.	53,247	1,420,097
PBF Energy, Inc., Class A	27,642	663,132
PDC Energy, Inc. *	16,132	1,201,027
Phillips 66	140,377	11,662,521
Pioneer Natural Resources Co.	53,502	10,221,022
QEP Resources, Inc. *	80,894	1,590,376
Range Resources Corp.	56,081	1,972,930
Rice Energy, Inc. *	43,614	1,062,001
Rowan Cos. plc, Class A *	51,158	911,636
RPC, Inc.	25,571	513,466
RSP Permian, Inc. *	23,784	1,061,956
Sanchez Energy Corp. *	42,995	361,588
Schlumberger Ltd.	439,940	36,976,957
SEACOR Holdings, Inc. *	5,510	341,565
SemGroup Corp., Class A	16,636	599,728
SM Energy Co.	32,360	1,289,870
Southwestern Energy Co. *	162,874	1,848,620
Spectra Energy Corp.	219,803	9,000,933
Superior Energy Services, Inc.	60,686	1,046,227
Synergy Resources Corp. *	82,247	780,524
Targa Resources Corp.	51,602	2,749,871
Tesoro Corp.	36,413	2,962,198
TETRA Technologies, Inc. *	48,413	262,883
The Williams Cos., Inc.	215,607	6,619,135
Transocean Ltd. *	121,918	1,572,742
Unit Corp. *	27,530	668,979
US Silica Holdings, Inc.	22,104	1,118,683
Valero Energy Corp.	147,172	9,059,908
Weatherford International plc *	273,819	1,399,215
Western Refining, Inc.	26,608	954,429
Whiting Petroleum Corp. *	93,409	1,141,458
World Fuel Services Corp.	22,040	979,898
WPX Energy, Inc. *	108,583	1,687,380
		508,235,056

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	13,232	1,593,794
Costco Wholesale Corp.	138,232	20,750,006
CVS Health Corp.	336,287	25,857,108
Ingles Markets, Inc., Class A	6,478	297,340
PriceSmart, Inc.	9,123	832,930
Rite Aid Corp. *	321,291	2,557,476
Smart & Final Stores, Inc. *	8,768	118,368
SpartanNash Co.	7,506	271,792
Sprouts Farmers Market, Inc. *	44,347	887,384
SUPERVALU, Inc. *	141,576	656,913

6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sysco Corp.	163,600	8,711,700
The Andersons, Inc.	8,665	340,968
The Kroger Co.	303,338	9,797,817
United Natural Foods, Inc. *	14,775	693,686
Wal-Mart Stores, Inc.	479,698	33,785,130
Walgreens Boots Alliance, Inc.	271,829	23,032,071
Weis Markets, Inc.	5,510	306,907
Whole Foods Market, Inc.	102,415	3,112,392
		133,603,782

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	622,148	39,773,922
Archer-Daniels-Midland Co.	190,190	8,221,914
B&G Foods, Inc.	23,776	1,017,613
Blue Buffalo Pet Products, Inc. *	28,865	676,307
Brown-Forman Corp., Class A	16,814	794,293
Brown-Forman Corp., Class B	62,956	2,855,055
Bunge Ltd.	44,080	3,009,782
Cal-Maine Foods, Inc. (a)	6,216	252,991
Calavo Growers, Inc.	6,578	354,883
Campbell Soup Co.	62,952	3,581,339
Coca-Cola Bottling Co. Consolidated	1,500	242,670
ConAgra Brands, Inc.	132,660	4,867,295
Constellation Brands, Inc., Class A	55,069	8,323,129
Darling Ingredients, Inc. *	59,693	806,452
Dean Foods Co.	27,703	550,182
Dr. Pepper Snapple Group, Inc.	58,706	5,092,158
Flowers Foods, Inc.	69,358	1,076,436
Fresh Del Monte Produce, Inc.	13,775	854,188
General Mills, Inc.	185,500	11,304,370
Hormel Foods Corp.	88,160	3,018,598
Ingredion, Inc.	24,019	2,819,350
J&J Snack Foods Corp.	6,627	804,717
Kellogg Co.	77,666	5,591,952
Lamb Weston Holdings, Inc. *	44,220	1,480,486
Lancaster Colony Corp.	5,522	748,286
McCormick & Co., Inc. Non-Voting Shares	34,744	3,168,653
Mead Johnson Nutrition Co.	60,922	4,391,867
Molson Coors Brewing Co., Class B	57,016	5,589,278
Mondelez International, Inc., Class A	493,501	20,351,981
Monster Beverage Corp. *	132,366	5,923,378
PepsiCo, Inc.	456,766	45,722,277
Philip Morris International, Inc.	490,702	43,319,173
Pilgrim's Pride Corp.	25,172	443,279
Pinnacle Foods, Inc.	45,445	2,252,254
Post Holdings, Inc. *	18,293	1,396,305
Reynolds American, Inc.	267,915	14,494,201
Sanderson Farms, Inc.	6,178	498,256
Seaboard Corp. *	76	311,068
Snyder's-Lance, Inc.	24,018	894,911
The Boston Beer Co., Inc., Class A *	2,755	476,891
The Coca-Cola Co.	1,228,123	49,554,763
The Hain Celestial Group, Inc. *	30,684	1,202,506
The Hershey Co.	46,835	4,526,134
The J.M. Smucker Co.	36,082	4,544,528
The Kraft Heinz Co.	186,831	15,254,751
The WhiteWave Foods Co. *	58,981	3,249,263
Tootsie Roll Industries, Inc. (a)	8,928	337,032
TreeHouse Foods, Inc. *	19,362	1,342,174
Tyson Foods, Inc., Class A	91,235	5,183,060
Vector Group Ltd.	29,556	631,021
		343,177,372

Health Care Equipment & Services 5.2%
Abaxis, Inc.	12,147	626,664
Abbott Laboratories	455,703	17,348,613
ABIOMED, Inc. *	13,956	1,566,421
Security	Number of Shares	Value ($)
Acadia Healthcare Co., Inc. *	21,036	799,578
Accuray, Inc. *	50,902	257,055
Adeptus Health, Inc., Class A *	6,232	52,224
Aetna, Inc.	108,332	14,174,159
Air Methods Corp. *	15,565	508,976
Alere, Inc. *	24,795	984,857
Align Technology, Inc. *	24,302	2,261,301
Allscripts Healthcare Solutions, Inc. *	57,855	635,248
Amedisys, Inc. *	14,555	574,777
AmerisourceBergen Corp.	59,230	4,619,348
AMN Healthcare Services, Inc. *	20,285	675,491
Amsurg Corp. *	19,322	1,316,215
Analogic Corp.	2,959	272,672
Anthem, Inc.	86,863	12,380,583
athenahealth, Inc. *	11,020	1,042,492
AtriCure, Inc. *	21,584	388,296
Atrion Corp.	600	294,360
Baxter International, Inc.	160,119	7,104,480
Becton Dickinson & Co.	65,427	11,063,706
BioTelemetry, Inc. *	19,884	386,744
Boston Scientific Corp. *	427,616	8,749,023
Brookdale Senior Living, Inc. *	52,726	613,203
C.R. Bard, Inc.	22,401	4,716,531
Cantel Medical Corp.	11,573	944,010
Capital Senior Living Corp. *	14,945	232,843
Cardinal Health, Inc.	102,229	7,259,281
Cardiovascular Systems, Inc. *	18,738	453,272
Centene Corp. *	53,076	3,058,770
Cerner Corp. *	91,597	4,559,699
Cerus Corp. *	57,640	300,881
Chemed Corp.	5,557	827,826
Cigna Corp.	80,291	10,818,409
Community Health Systems, Inc. *	39,208	213,292
CONMED Corp.	8,302	361,801
Cynosure, Inc., Class A *	12,208	553,633
Danaher Corp.	187,670	14,670,164
DaVita, Inc. *	48,368	3,064,113
DENTSPLY SIRONA, Inc.	73,824	4,295,080
DexCom, Inc. *	28,508	1,861,287
Diplomat Pharmacy, Inc. *(a)	16,160	228,826
Edwards Lifesciences Corp. *	67,304	5,576,136
Endologix, Inc. *	16,651	122,385
Envision Healthcare Holdings, Inc. *	55,733	1,266,254
Express Scripts Holding Co. *	201,146	15,262,958
GenMark Diagnostics, Inc. *	31,579	366,948
Globus Medical, Inc., Class A *	30,147	652,381
Haemonetics Corp. *	16,530	655,084
Halyard Health, Inc. *	14,074	522,849
HCA Holdings, Inc. *	94,523	6,700,735
HealthEquity, Inc. *	15,085	671,735
HealthSouth Corp.	27,550	1,148,009
HealthStream, Inc. *	11,512	288,491
Healthways, Inc. *	14,850	344,520
Henry Schein, Inc. *	25,337	3,774,200
Hill-Rom Holdings, Inc.	19,285	1,028,662
HMS Holdings Corp. *	31,579	578,527
Hologic, Inc. *	92,902	3,556,289
Humana, Inc.	47,315	10,061,062
ICU Medical, Inc. *	5,409	812,702
IDEXX Laboratories, Inc. *	28,162	3,313,259
Inogen, Inc. *	5,878	378,720
Inovalon Holdings, Inc., Class A *(a)	14,545	223,266
Insulet Corp. *	21,191	713,077
Integer Holdings Corp. *	12,542	354,312
Integra LifeSciences Holdings Corp. *	8,279	668,943
Intuitive Surgical, Inc. *	11,612	7,475,109
K2M Group Holdings, Inc. *	15,145	284,726
Laboratory Corp. of America Holdings *	30,599	3,850,884
LHC Group, Inc. *	6,478	272,465

7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LifePoint Health, Inc. *	11,604	637,640
LivaNova plc *	14,743	652,673
Magellan Health, Inc. *	11,020	802,256
Masimo Corp. *	16,530	1,022,711
McKesson Corp.	71,630	10,301,110
Medidata Solutions, Inc. *	15,379	849,382
MEDNAX, Inc. *	28,150	1,842,981
Medtronic plc	439,533	32,090,304
Meridian Bioscience, Inc.	19,285	333,631
Merit Medical Systems, Inc. *	13,775	324,401
Molina Healthcare, Inc. *	12,168	643,200
National HealthCare Corp.	2,808	192,629
Natus Medical, Inc. *	8,822	351,557
Neogen Corp. *	11,610	734,681
Nevro Corp. *	6,678	507,728
NuVasive, Inc. *	20,288	1,316,691
NxStage Medical, Inc. *	18,462	456,381
Omnicell, Inc. *	21,176	759,160
OraSure Technologies, Inc. *	41,068	346,203
Orthofix International N.V. *	8,767	330,253
Owens & Minor, Inc.	19,285	653,954
Patterson Cos., Inc.	24,989	968,074
Penumbra, Inc. *	8,836	546,948
PharMerica Corp. *	14,340	344,877
Premier, Inc., Class A *	21,684	653,556
Quality Systems, Inc.	24,012	315,037
Quest Diagnostics, Inc.	42,109	3,682,853
Quidel Corp. *	8,854	203,022
ResMed, Inc.	44,080	2,710,038
Select Medical Holdings Corp. *	42,880	520,992
St. Jude Medical, Inc.	88,971	7,046,503
STERIS plc	24,869	1,631,655
Stryker Corp.	98,928	11,244,156
Surgical Care Affiliates, Inc. *	8,567	360,242
Team Health Holdings, Inc. *	19,813	843,043
Teleflex, Inc.	13,775	2,037,736
Tenet Healthcare Corp. *	25,700	391,411
The Cooper Cos., Inc.	13,775	2,265,850
The Ensign Group, Inc.	23,796	514,470
The Providence Service Corp. *	6,778	248,820
The Spectranetics Corp. *	11,804	257,917
Triple-S Management Corp., Class B *	15,045	335,203
UnitedHealth Group, Inc.	299,596	47,432,039
Universal Health Services, Inc., Class B	27,550	3,389,201
US Physical Therapy, Inc.	6,678	427,392
Varian Medical Systems, Inc. *	28,839	2,590,607
Vascular Solutions, Inc. *	9,067	499,592
VCA, Inc. *	24,795	1,552,167
Veeva Systems, Inc., Class A *	37,282	1,732,867
WellCare Health Plans, Inc. *	13,775	1,887,450
West Pharmaceutical Services, Inc.	22,040	1,788,546
Wright Medical Group N.V. *	34,496	794,788
Zeltiq Aesthetics, Inc. *	11,504	506,291
Zimmer Biomet Holdings, Inc.	62,309	6,346,795
		379,260,556

Household & Personal Products 1.7%
Avon Products, Inc. *	153,415	823,839
Central Garden & Pet Co., Class A *	21,191	579,998
Church & Dwight Co., Inc.	88,160	3,860,526
Colgate-Palmolive Co.	278,612	18,173,861
Coty, Inc., Class A *	144,249	2,698,899
Edgewell Personal Care Co. *	19,399	1,535,237
Energizer Holdings, Inc.	19,399	870,433
Herbalife Ltd. *(a)	18,612	912,546
HRG Group, Inc. *	45,358	705,770
Kimberly-Clark Corp.	113,729	13,148,210
Nu Skin Enterprises, Inc., Class A	12,948	675,627
Security	Number of Shares	Value ($)
Revlon, Inc., Class A *	8,624	239,316
Spectrum Brands Holdings, Inc.	9,168	1,099,152
The Clorox Co.	42,156	4,871,547
The Estee Lauder Cos., Inc., Class A	72,016	5,595,643
The Procter & Gamble Co.	838,971	69,181,549
USANA Health Sciences, Inc. *	3,613	220,212
WD-40 Co.	6,199	668,872
		125,861,237

Insurance 3.1%
Aflac, Inc.	131,329	9,374,264
Alleghany Corp. *	4,494	2,552,367
Allied World Assurance Co. Holdings AG	33,060	1,547,539
Ambac Financial Group, Inc. *	13,880	340,060
American Equity Investment Life Holding Co.	39,145	811,476
American Financial Group, Inc.	22,586	1,857,247
American International Group, Inc.	322,343	20,413,982
American National Insurance Co.	2,882	347,281
AMERISAFE, Inc.	5,516	350,542
AmTrust Financial Services, Inc.	35,184	895,785
Aon plc	83,569	9,535,223
Arch Capital Group Ltd. *	39,588	3,274,719
Argo Group International Holdings Ltd.	9,646	612,039
Arthur J. Gallagher & Co.	57,450	2,892,607
Aspen Insurance Holdings Ltd.	22,040	1,122,938
Assurant, Inc.	22,642	1,954,910
Assured Guaranty Ltd.	50,165	1,793,900
Axis Capital Holdings Ltd.	31,074	1,895,825
Brown & Brown, Inc.	35,815	1,552,580
Chubb Ltd.	146,739	18,782,592
Cincinnati Financial Corp.	46,835	3,594,118
CNA Financial Corp.	11,036	422,348
CNO Financial Group, Inc.	69,283	1,240,166
Employers Holdings, Inc.	11,020	389,557
Endurance Specialty Holdings Ltd.	17,354	1,600,039
Enstar Group Ltd. *	5,155	1,013,731
Erie Indemnity Co., Class A	8,279	887,260
Everest Re Group Ltd.	12,468	2,625,137
FBL Financial Group, Inc., Class A	5,782	442,612
First American Financial Corp.	33,060	1,247,684
FNF Group	82,759	2,643,322
Genworth Financial, Inc., Class A *	162,909	697,251
Horace Mann Educators Corp.	11,625	466,744
Infinity Property & Casualty Corp.	2,755	237,619
Kemper Corp.	16,530	676,904
Lincoln National Corp.	78,209	5,013,197
Loews Corp.	83,425	3,724,926
Maiden Holdings Ltd.	14,140	217,756
Markel Corp. *	4,315	3,876,337
Marsh & McLennan Cos., Inc.	163,176	11,309,729
MBIA, Inc. *	69,450	721,586
Mercury General Corp.	11,020	643,568
MetLife, Inc.	354,033	19,475,355
National Western Life Group, Inc., Class A	1,100	287,584
Old Republic International Corp.	71,774	1,282,601
Primerica, Inc.	13,775	973,893
Principal Financial Group, Inc.	85,447	4,929,437
ProAssurance Corp.	17,402	975,382
Prudential Financial, Inc.	137,956	13,878,374
Reinsurance Group of America, Inc.	22,040	2,689,982
RenaissanceRe Holdings Ltd.	12,710	1,659,418
RLI Corp.	11,020	661,641
Safety Insurance Group, Inc.	5,510	387,629
Selective Insurance Group, Inc.	16,530	679,383
Stewart Information Services Corp.	6,282	298,018
The Allstate Corp.	117,076	8,185,954
The Hanover Insurance Group, Inc.	11,948	1,034,577

8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	114,418	5,391,376
The Navigators Group, Inc.	2,761	291,009
The Progressive Corp.	176,572	5,879,848
The Travelers Cos., Inc.	88,375	10,017,306
Third Point Reinsurance Ltd. *	34,256	405,934
Torchmark Corp.	34,999	2,453,080
United Fire Group, Inc.	5,716	259,506
Universal Insurance Holdings, Inc.	17,578	421,872
Unum Group	80,283	3,393,562
Validus Holdings Ltd.	27,789	1,510,054
W.R. Berkley Corp.	33,204	2,051,675
White Mountains Insurance Group Ltd.	1,812	1,516,590
Willis Towers Watson plc	41,736	5,190,706
XL Group Ltd.	89,550	3,235,441
		225,016,654

Materials 3.4%
A. Schulman, Inc.	8,418	280,319
AdvanSix, Inc. *	9,572	178,996
Air Products & Chemicals, Inc.	67,269	9,717,680
AK Steel Holding Corp. *	99,728	910,517
Albemarle Corp.	34,028	2,986,978
Alcoa Corp.	46,022	1,333,257
Allegheny Technologies, Inc.	44,308	777,162
AptarGroup, Inc.	19,285	1,411,276
Ashland Global Holdings, Inc.	18,414	2,075,258
Avery Dennison Corp.	28,174	2,030,218
Axalta Coating Systems Ltd. *	72,066	1,903,984
Balchem Corp.	11,020	880,057
Ball Corp.	54,247	4,071,780
Bemis Co., Inc.	32,099	1,607,197
Berry Plastics Group, Inc. *	36,292	1,806,253
Boise Cascade Co. *	11,152	254,266
Cabot Corp.	19,285	982,185
Calgon Carbon Corp.	16,600	293,820
Carpenter Technology Corp.	14,326	512,441
Celanese Corp., Series A	44,464	3,526,884
CF Industries Holdings, Inc.	75,194	2,176,114
Chemtura Corp. *	31,832	1,048,864
Clearwater Paper Corp. *	8,265	514,083
Cliffs Natural Resources, Inc. *	78,144	688,449
Coeur Mining, Inc. *	43,595	420,692
Commercial Metals Co.	35,815	788,288
Compass Minerals International, Inc.	11,020	854,601
Crown Holdings, Inc. *	44,374	2,413,502
Deltic Timber Corp.	2,983	207,945
Domtar Corp.	22,040	865,511
E.I. du Pont de Nemours & Co.	279,807	20,596,593
Eagle Materials, Inc.	14,357	1,395,500
Eastman Chemical Co.	46,835	3,518,245
Ecolab, Inc.	83,433	9,739,134
Ferro Corp. *	25,072	371,066
Flotek Industries, Inc. *	11,532	155,221
FMC Corp.	41,372	2,321,797
Freeport-McMoRan, Inc. *	396,419	6,085,032
GCP Applied Technologies, Inc. *	22,711	635,908
Graphic Packaging Holding Co.	99,299	1,248,188
Greif, Inc., Class A	9,267	476,046
H.B. Fuller Co.	14,017	658,659
Hawkins, Inc.	7,546	366,358
Haynes International, Inc.	5,510	240,071
Headwaters, Inc. *	25,787	611,152
Hecla Mining Co.	136,737	831,361
Huntsman Corp.	61,398	1,196,033
Ingevity Corp. *	12,675	663,790
Innophos Holdings, Inc.	8,265	450,608
Innospec, Inc.	9,936	652,795
International Flavors & Fragrances, Inc.	24,795	3,001,435
Security	Number of Shares	Value ($)
International Paper Co.	125,866	6,132,192
Kaiser Aluminum Corp.	5,510	453,969
KapStone Paper & Packaging Corp.	31,622	646,037
Koppers Holdings, Inc. *	11,548	442,866
Kraton Corp. *	8,563	263,997
Louisiana-Pacific Corp. *	41,325	799,225
LyondellBasell Industries N.V., Class A	108,488	9,798,636
Martin Marietta Materials, Inc.	20,361	4,468,221
Materion Corp.	5,616	215,374
McEwen Mining, Inc. (a)	96,820	274,001
Mercer International, Inc.	28,790	273,505
Minerals Technologies, Inc.	11,048	894,888
Monsanto Co.	138,248	14,199,452
Neenah Paper, Inc.	3,208	272,359
NewMarket Corp.	2,881	1,205,439
Newmont Mining Corp.	169,083	5,485,053
Nucor Corp.	100,446	6,246,737
Olin Corp.	47,506	1,235,156
Owens-Illinois, Inc. *	52,116	957,371
P.H. Glatfelter Co.	11,464	263,328
Packaging Corp. of America	30,305	2,568,652
Platform Specialty Products Corp. *	52,640	492,184
PolyOne Corp.	27,550	908,323
PPG Industries, Inc.	83,994	8,057,544
Praxair, Inc.	91,285	10,981,585
Quaker Chemical Corp.	5,510	701,092
Reliance Steel & Aluminum Co.	22,087	1,791,256
Resolute Forest Products, Inc. *	55,260	256,959
Royal Gold, Inc.	19,300	1,344,052
RPM International, Inc.	41,325	2,186,506
Schnitzer Steel Industries, Inc., Class A	20,223	564,222
Schweitzer-Mauduit International, Inc.	11,020	463,281
Sealed Air Corp.	66,274	3,022,094
Sensient Technologies Corp.	16,530	1,290,828
Silgan Holdings, Inc.	13,876	687,001
Sonoco Products Co.	30,305	1,640,410
Steel Dynamics, Inc.	79,076	2,805,616
Stepan Co.	5,510	447,247
Stillwater Mining Co. *	38,380	576,851
Summit Materials, Inc., Class A *	16,728	397,625
The Chemours Co.	51,144	1,264,280
The Dow Chemical Co.	354,304	19,741,819
The Mosaic Co.	112,637	3,198,891
The Scotts Miracle-Gro Co., Class A	13,775	1,257,244
The Sherwin-Williams Co.	25,702	6,905,356
The Valspar Corp.	22,564	2,303,559
Trinseo S.A.	17,624	1,031,885
Tronox Ltd., Class A	41,380	469,249
United States Steel Corp.	60,676	1,962,262
US Concrete, Inc. *	6,278	356,904
Vulcan Materials Co.	41,698	5,239,354
W.R. Grace & Co.	22,711	1,482,120
Westlake Chemical Corp.	11,314	669,449
WestRock Co.	77,343	3,959,962
Worthington Industries, Inc.	10,769	606,079
		248,893,116

Media 3.0%
AMC Entertainment Holdings, Inc., Class A	11,856	402,511
AMC Networks, Inc., Class A *	19,285	1,065,496
Cable One, Inc.	1,612	952,789
Carmike Cinemas, Inc. *	6,282	212,332
CBS Corp., Class B Non-Voting Shares	131,362	7,976,301
Charter Communications, Inc., Class A *	67,639	18,621,693
Cinemark Holdings, Inc.	33,060	1,317,110
Comcast Corp., Class A	758,307	52,709,920
Discovery Communications, Inc., Class A *	44,510	1,205,776
Discovery Communications, Inc., Class C *	70,102	1,853,497

9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DISH Network Corp., Class A *	69,523	3,994,096
Gannett Co., Inc.	34,227	326,526
Global Eagle Entertainment, Inc. *	27,840	178,733
Gray Television, Inc. *	37,947	383,265
John Wiley & Sons, Inc., Class A	14,175	777,499
Liberty Broadband Corp., Class A *	6,770	470,718
Liberty Broadband Corp., Class C *	23,026	1,641,984
Liberty Global plc LiLAC, Class A *	15,696	338,720
Liberty Global plc LiLAC, Class C *	42,910	908,405
Liberty Global plc, Class A *	95,125	2,979,315
Liberty Global plc, Series C *	192,928	5,874,658
Liberty Media Corp. - Liberty Braves, Class C *	11,315	224,829
Liberty Media Corp. - Liberty Media, Class A *	5,545	173,503
Liberty Media Corp. - Liberty Media, Class C *	17,457	543,786
Liberty Media Corp. - Liberty SiriusXM, Class A *	32,146	1,166,900
Liberty Media Corp. - Liberty SiriusXM, Class C *	59,129	2,114,453
Lions Gate Entertainment Corp.	35,444	829,390
Live Nation Entertainment, Inc. *	41,416	1,146,395
Media General, Inc. *	40,482	743,654
Meredith Corp.	13,775	765,201
MSG Networks, Inc., Class A *	16,983	347,302
National CineMedia, Inc.	19,313	296,261
New Media Investment Group, Inc.	18,362	282,040
News Corp., Class A	149,490	1,728,104
Nexstar Broadcasting Group, Inc., Class A	10,436	622,507
Omnicom Group, Inc.	72,722	6,322,451
Regal Entertainment Group, Class A	24,795	568,053
Scholastic Corp.	9,345	412,021
Scripps Networks Interactive, Inc., Class A	31,191	2,160,289
Sinclair Broadcast Group, Inc., Class A	20,436	665,192
Sirius XM Holdings, Inc. (a)	541,976	2,476,830
Starz, Class A *	23,055	780,642
TEGNA, Inc.	69,217	1,552,537
The E.W. Scripps Co., Class A *	23,163	396,551
The Interpublic Group of Cos., Inc.	132,275	3,183,859
The Madison Square Garden Co., Class A *	5,661	982,976
The New York Times Co., Class A	49,590	644,670
The Walt Disney Co.	470,188	46,605,035
Time Warner, Inc.	244,967	22,492,870
Time, Inc.	33,453	541,939
Tribune Media Co., Class A	23,672	850,061
Twenty-First Century Fox, Inc., Class A	349,586	9,826,862
Twenty-First Century Fox, Inc., Class B	135,559	3,803,785
Viacom, Inc., Class A	6,778	281,795
Viacom, Inc., Class B	106,697	3,999,004
World Wrestling Entertainment, Inc., Class A (a)	15,645	293,813
		224,016,904

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	514,075	31,255,760
ACADIA Pharmaceuticals, Inc. *	28,300	763,817
Accelerate Diagnostics, Inc. *	8,460	211,077
Acceleron Pharma, Inc. *	8,365	281,817
Achillion Pharmaceuticals, Inc. *	36,380	150,613
Aduro Biotech, Inc. *(a)	25,108	286,231
Aerie Pharmaceuticals, Inc. *	17,372	645,370
Agenus, Inc. *	57,140	235,417
Agilent Technologies, Inc.	104,690	4,604,266
Agios Pharmaceuticals, Inc. *	11,892	692,233
Akorn, Inc. *	26,672	565,980
Alder Biopharmaceuticals, Inc. *	12,152	286,180
Security	Number of Shares	Value ($)
Alexion Pharmaceuticals, Inc. *	72,063	8,834,203
Alkermes plc *	51,772	2,942,203
Allergan plc *	125,038	24,294,883
Alnylam Pharmaceuticals, Inc. *	22,587	990,892
Amgen, Inc.	234,890	33,840,602
Amicus Therapeutics, Inc. *	41,840	250,203
Amphastar Pharmaceuticals, Inc. *	19,284	390,887
Arena Pharmaceuticals, Inc. *	173,999	252,299
ARIAD Pharmaceuticals, Inc. *	89,392	1,205,004
Arrowhead Pharmaceuticals, Inc. *(a)	48,904	70,422
Bio-Rad Laboratories, Inc., Class A *	7,510	1,302,985
Bio-Techne Corp.	11,020	1,161,067
Biogen, Inc. *	69,890	20,552,552
BioMarin Pharmaceutical, Inc. *	53,617	4,591,224
Bluebird Bio, Inc. *	12,748	769,342
Blueprint Medicines Corp. *	12,848	377,346
Bristol-Myers Squibb Co.	526,342	29,706,742
Bruker Corp.	33,523	760,302
Cambrex Corp. *	8,664	434,066
Catalent, Inc. *	39,984	956,817
Celgene Corp. *	247,331	29,311,197
Celldex Therapeutics, Inc. *	82,017	312,485
Cempra, Inc. *	16,578	107,757
Charles River Laboratories International, Inc. *	14,069	1,000,306
Clovis Oncology, Inc. *	13,760	471,555
Coherus Biosciences, Inc. *	9,663	259,935
Corcept Therapeutics, Inc. *	63,976	536,759
Depomed, Inc. *	16,906	322,905
Dermira, Inc. *	7,050	225,459
Eagle Pharmaceuticals, Inc. *(a)	3,589	283,387
Eli Lilly & Co.	304,643	20,447,638
Emergent BioSolutions, Inc. *	13,870	371,161
Endo International plc *	63,772	1,020,990
Exact Sciences Corp. *	35,644	526,462
Exelixis, Inc. *	78,682	1,331,299
Five Prime Therapeutics, Inc. *	10,636	611,783
Gilead Sciences, Inc.	417,744	30,787,733
Halozyme Therapeutics, Inc. *	69,680	822,921
Heron Therapeutics, Inc. *	12,652	194,208
Horizon Pharma plc *	53,787	1,064,983
Illumina, Inc. *	45,243	6,023,653
Impax Laboratories, Inc. *	24,799	358,346
INC Research Holdings, Inc., Class A *	14,894	737,253
Incyte Corp. *	57,383	5,869,707
Innoviva, Inc. *(a)	38,782	401,006
Inovio Pharmaceuticals, Inc. *(a)	41,068	290,761
Insmed, Inc. *	34,356	468,959
Intercept Pharmaceuticals, Inc. *	5,549	561,115
Intersect ENT, Inc. *	23,896	248,518
Intra-Cellular Therapies, Inc. *	8,897	124,024
Intrexon Corp. *(a)	19,846	579,106
Ionis Pharmaceuticals, Inc. *	35,910	1,571,422
Ironwood Pharmaceuticals, Inc. *	37,058	578,290
Jazz Pharmaceuticals plc *	22,049	2,284,938
Johnson & Johnson	866,967	96,493,427
Juno Therapeutics, Inc. *	28,630	574,031
Keryx Biopharmaceuticals, Inc. *(a)	69,625	403,825
Kite Pharma, Inc. *(a)	11,528	587,121
Lannett Co., Inc. *(a)	8,948	204,909
Lexicon Pharmaceuticals, Inc. *	12,274	186,933
Ligand Pharmaceuticals, Inc., Class B *	6,438	672,127
Lion Biotechnologies, Inc. *	30,347	201,808
Luminex Corp. *	13,775	280,046
MacroGenics, Inc. *	9,339	242,160
Mallinckrodt plc *	34,119	1,798,071
Merck & Co., Inc.	873,348	53,440,164
Mettler-Toledo International, Inc. *	8,512	3,507,114
MiMedx Group, Inc. *(a)	23,004	218,078

10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mylan N.V. *	142,400	5,213,264
Myriad Genetics, Inc. *	19,811	330,646
Nektar Therapeutics *	41,325	507,678
Neurocrine Biosciences, Inc. *	29,552	1,372,690
Novavax, Inc. *(a)	108,032	130,719
Omeros Corp. *(a)	31,932	392,444
Ophthotech Corp. *	9,031	276,800
OPKO Health, Inc. *(a)	120,275	1,249,657
Otonomy, Inc. *	19,584	332,928
Pacific Biosciences of California, Inc. *	41,680	317,185
Pacira Pharmaceuticals, Inc. *	9,626	306,588
PAREXEL International Corp. *	19,285	1,137,815
PerkinElmer, Inc.	31,831	1,614,468
Perrigo Co., plc	44,704	3,859,743
Pfizer, Inc.	1,921,441	61,755,114
Phibro Animal Health Corp., Class A	9,067	248,889
PRA Health Sciences, Inc. *	7,178	385,602
Prestige Brands Holdings, Inc. *	14,068	669,215
Prothena Corp. plc *	12,848	758,289
Puma Biotechnology, Inc. *	9,659	415,820
Quintiles IMS Holdings, Inc. *	46,428	3,567,063
Radius Health, Inc. *	12,648	673,127
Regeneron Pharmaceuticals, Inc. *	23,913	9,068,766
Repligen Corp. *	15,365	494,753
Sage Therapeutics, Inc. *	10,150	508,617
Sarepta Therapeutics, Inc. *	16,662	570,840
SciClone Pharmaceuticals, Inc. *	25,937	258,073
Seattle Genetics, Inc. *	33,779	2,189,217
Spark Therapeutics, Inc. *	6,778	372,858
Supernus Pharmaceuticals, Inc. *	15,545	334,995
Synergy Pharmaceuticals, Inc. *	73,488	386,547
TESARO, Inc. *	15,639	2,122,056
The Medicines Co. *	26,516	930,712
TherapeuticsMD, Inc. *(a)	42,695	253,608
Theravance Biopharma, Inc. *	16,095	448,085
Thermo Fisher Scientific, Inc.	125,790	17,624,437
Ultragenyx Pharmaceutical, Inc. *	13,906	1,088,701
United Therapeutics Corp. *	13,987	1,756,907
Vanda Pharmaceuticals, Inc. *	22,096	363,479
Vertex Pharmaceuticals, Inc. *	78,842	6,434,296
VWR Corp. *	22,576	614,067
Waters Corp. *	24,937	3,355,772
Xencor, Inc. *	17,072	436,360
ZIOPHARM Oncology, Inc. *(a)	63,911	414,143
Zoetis, Inc.	158,392	7,979,789
		586,103,459

Real Estate 3.9%
Acadia Realty Trust	22,181	733,304
Agree Realty Corp.	11,256	505,282
Alexander & Baldwin, Inc.	13,775	607,064
Alexander's, Inc.	1,299	555,582
Alexandria Real Estate Equities, Inc.	22,504	2,466,213
American Assets Trust, Inc.	22,755	911,565
American Campus Communities, Inc.	42,395	1,997,228
American Homes 4 Rent, Class A	67,827	1,429,115
American Tower Corp.	132,826	13,584,115
Apartment Investment & Management Co., Class A	44,086	1,856,021
Apple Hospitality REIT, Inc.	50,402	929,413
Ashford Hospitality Prime, Inc.	23,196	297,373
AvalonBay Communities, Inc.	44,243	7,277,531
Boston Properties, Inc.	46,835	5,801,920
Brandywine Realty Trust	46,835	718,917
Brixmor Property Group, Inc.	86,198	2,098,921
Camden Property Trust	24,795	1,951,614
Care Capital Properties, Inc.	23,937	576,403
CareTrust REIT, Inc.	35,019	495,519
Security	Number of Shares	Value ($)
CBL & Associates Properties, Inc.	52,345	620,812
CBRE Group, Inc., Class A *	91,132	2,646,473
Cedar Realty Trust, Inc.	23,079	148,860
Chatham Lodging Trust	14,645	280,598
Chesapeake Lodging Trust	20,141	477,543
Colony Starwood Homes	11,721	358,077
Columbia Property Trust, Inc.	36,444	767,511
Communications Sales & Leasing, Inc.	50,765	1,265,571
CoreCivic, Inc.	50,700	1,151,397
CoreSite Realty Corp.	10,526	742,399
Corporate Office Properties Trust	22,576	646,125
Cousins Properties, Inc.	142,898	1,130,323
Crown Castle International Corp.	115,368	9,628,613
CubeSmart	56,096	1,382,766
CyrusOne, Inc.	30,327	1,294,356
DCT Industrial Trust, Inc.	30,024	1,379,603
DDR Corp.	93,801	1,427,651
DiamondRock Hospitality Co.	57,893	613,087
Digital Realty Trust, Inc.	45,859	4,234,161
Douglas Emmett, Inc.	38,570	1,415,133
Duke Realty Corp.	111,347	2,831,554
DuPont Fabros Technology, Inc.	19,285	784,128
EastGroup Properties, Inc.	11,020	752,776
Education Realty Trust, Inc.	23,728	963,357
Empire State Realty Trust, Inc., Class A	61,816	1,246,829
EPR Properties	18,334	1,274,946
Equinix, Inc.	22,392	7,585,514
Equity Commonwealth *	36,534	1,062,409
Equity LifeStyle Properties, Inc.	27,550	1,912,797
Equity One, Inc.	25,523	762,117
Equity Residential	119,736	7,185,357
Essex Property Trust, Inc.	19,482	4,206,553
Extra Space Storage, Inc.	37,599	2,637,946
Federal Realty Investment Trust	20,685	2,904,588
FelCor Lodging Trust, Inc.	38,570	280,018
First Industrial Realty Trust, Inc.	39,206	1,036,999
Forest City Realty Trust, Inc., Class A	64,567	1,193,844
Four Corners Property Trust, Inc.	20,501	393,209
Franklin Street Properties Corp.	45,752	574,645
Gaming & Leisure Properties, Inc.	60,562	1,847,747
General Growth Properties, Inc.	198,976	5,042,052
Getty Realty Corp.	9,960	239,239
Global Net Lease, Inc.	58,928	447,853
Government Properties Income Trust	22,428	421,422
Gramercy Property Trust	133,068	1,163,014
HCP, Inc.	141,318	4,173,121
Healthcare Realty Trust, Inc.	36,873	1,083,329
Healthcare Trust of America, Inc., Class A	35,929	1,016,072
Hersha Hospitality Trust	19,500	393,315
HFF, Inc., Class A	13,775	399,475
Highwoods Properties, Inc.	30,541	1,467,800
Hospitality Properties Trust	45,146	1,309,008
Host Hotels & Resorts, Inc.	224,235	4,000,352
Hudson Pacific Properties, Inc.	27,904	973,012
Investors Real Estate Trust	64,983	408,743
Iron Mountain, Inc.	72,905	2,405,865
iStar, Inc. *	22,064	269,622
Jones Lang LaSalle, Inc.	13,775	1,395,132
Kennedy-Wilson Holdings, Inc.	29,654	633,113
Kilroy Realty Corp.	25,681	1,857,764
Kimco Realty Corp.	123,975	3,166,322
Kite Realty Group Trust	25,109	603,871
Lamar Advertising Co., Class A	25,487	1,689,533
LaSalle Hotel Properties	44,897	1,260,259
Lexington Realty Trust	55,114	569,328
Liberty Property Trust	44,328	1,746,523
Life Storage, Inc.	15,300	1,242,819
LTC Properties, Inc.	11,792	536,064
Mack-Cali Realty Corp.	25,993	703,111

11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Medical Properties Trust, Inc.	111,862	1,333,395
Mid-America Apartment Communities, Inc.	23,598	2,162,285
Monmouth Real Estate Investment Corp., Class A	20,183	283,369
Monogram Residential Trust, Inc.	80,657	849,318
National Health Investors, Inc.	13,063	924,338
National Retail Properties, Inc.	44,468	1,897,894
National Storage Affiliates Trust	19,284	396,865
New Senior Investment Group, Inc.	52,447	531,813
New York REIT, Inc.	91,977	886,658
NorthStar Realty Europe Corp.	17,560	188,419
NorthStar Realty Finance Corp.	62,864	951,761
Omega Healthcare Investors, Inc.	66,994	1,973,643
One Liberty Properties, Inc.	8,363	204,643
Outfront Media, Inc.	55,840	1,407,726
Paramount Group, Inc.	44,722	703,030
Parkway, Inc. *	17,804	348,958
Pebblebrook Hotel Trust	23,158	666,024
Pennsylvania Real Estate Investment Trust	19,285	369,693
Physicians Realty Trust	42,095	762,761
Piedmont Office Realty Trust, Inc., Class A	55,100	1,082,164
Post Properties, Inc.	16,530	1,074,781
Potlatch Corp.	13,775	565,808
Prologis, Inc.	165,474	8,422,627
PS Business Parks, Inc.	5,788	646,693
Public Storage	48,722	10,197,515
QTS Realty Trust, Inc., Class A	17,483	818,204
Quality Care Properties, Inc. *	28,248	423,720
Rayonier, Inc.	38,570	1,022,491
Realogy Holdings Corp.	44,967	1,085,953
Realty Income Corp.	78,338	4,343,059
Regency Centers Corp.	32,214	2,153,184
Retail Opportunity Investments Corp.	25,569	527,744
Retail Properties of America, Inc., Class A	72,110	1,100,399
Rexford Industrial Realty, Inc.	25,101	554,481
RLJ Lodging Trust	42,378	965,795
Ryman Hospitality Properties, Inc.	14,524	855,464
Sabra Health Care REIT, Inc.	37,353	826,622
Saul Centers, Inc.	3,110	197,454
Senior Housing Properties Trust	78,113	1,410,721
Seritage Growth Properties, Class A (a)	8,539	406,798
Silver Bay Realty Trust Corp.	12,105	211,474
Simon Property Group, Inc.	101,911	18,308,311
SL Green Realty Corp.	31,252	3,292,711
Spirit Realty Capital, Inc.	151,645	1,636,250
STAG Industrial, Inc.	22,104	521,875
STORE Capital Corp.	41,562	1,027,413
Summit Hotel Properties, Inc.	28,430	404,275
Sun Communities, Inc.	18,385	1,326,845
Sunstone Hotel Investors, Inc.	58,231	846,679
Tanger Factory Outlet Centers, Inc.	27,755	956,715
Taubman Centers, Inc.	19,285	1,401,441
Terreno Realty Corp.	15,545	423,135
The GEO Group, Inc.	24,867	827,076
The Howard Hughes Corp. *	9,765	1,111,257
The Macerich Co.	41,325	2,805,554
The St. Joe Co. *	30,305	630,344
Tier REIT, Inc.	29,820	479,207
UDR, Inc.	84,722	2,883,937
Universal Health Realty Income Trust	5,510	326,798
Urban Edge Properties	50,004	1,354,608
Urstadt Biddle Properties, Inc., Class A	9,663	218,867
Ventas, Inc.	107,997	6,525,179
VEREIT, Inc.	312,819	2,593,270
Vornado Realty Trust	57,895	5,659,236
Washington Prime Group, Inc.	66,688	668,214
Washington Real Estate Investment Trust	19,285	598,992
Weingarten Realty Investors	38,570	1,369,621
Welltower, Inc.	112,983	7,093,073
Security	Number of Shares	Value ($)
Weyerhaeuser Co.	248,609	7,664,615
WP Carey, Inc.	33,846	1,967,130
Xenia Hotels & Resorts, Inc.	34,414	602,245
		289,719,242

Retailing 5.1%
Aaron's, Inc.	24,795	722,030
Abercrombie & Fitch Co., Class A	23,504	337,753
Advance Auto Parts, Inc.	24,254	4,116,389
Amazon.com, Inc. *	124,107	93,150,991
American Eagle Outfitters, Inc.	58,636	971,012
Asbury Automotive Group, Inc. *	8,591	504,721
Ascena Retail Group, Inc. *	57,240	345,730
AutoNation, Inc. *	25,987	1,160,579
AutoZone, Inc. *	9,185	7,193,508
Barnes & Noble Education, Inc. *	6,905	78,510
Bed Bath & Beyond, Inc.	51,364	2,301,621
Best Buy Co., Inc.	89,779	4,102,900
Big Lots, Inc.	19,413	982,492
Blue Nile, Inc.	3,008	121,283
Burlington Stores, Inc. *	24,170	2,125,026
Cabela's, Inc. *	14,057	874,908
Caleres, Inc.	16,542	541,585
CarMax, Inc. *	62,736	3,625,513
Chico's FAS, Inc.	48,404	741,065
Core-Mark Holding Co., Inc.	18,498	675,362
CST Brands, Inc.	22,741	1,092,250
Dick's Sporting Goods, Inc.	27,950	1,651,007
Dillard's, Inc., Class A	6,094	435,782
Dollar General Corp.	81,193	6,277,843
Dollar Tree, Inc. *	72,795	6,417,607
DSW, Inc., Class A	25,608	608,446
Etsy, Inc. *	34,276	425,022
Expedia, Inc.	36,731	4,556,481
Five Below, Inc. *	19,738	776,888
Foot Locker, Inc.	41,940	3,005,840
Francesca's Holdings Corp. *	6,210	99,236
Fred's, Inc., Class A	11,033	110,220
FTD Cos., Inc. *	11,156	255,026
GameStop Corp., Class A	36,203	893,852
Genesco, Inc. *	8,265	522,348
Genuine Parts Co.	46,835	4,506,932
GNC Holdings, Inc., Class A	22,996	332,292
Group 1 Automotive, Inc.	8,265	599,956
Groupon, Inc. *	127,552	506,381
Guess?, Inc.	20,285	310,766
Haverty Furniture Cos., Inc.	13,764	297,302
Hibbett Sports, Inc. *	6,104	245,686
HSN, Inc.	11,448	436,169
J.C. Penney Co., Inc. *	97,144	919,954
Kohl's Corp.	56,584	3,045,917
L Brands, Inc.	79,164	5,558,896
Liberty Expedia Holdings, Inc., Class A *	16,790	738,088
Liberty Interactive Corp. QVC Group, Class A *	141,688	2,934,359
Liberty TripAdvisor Holdings, Inc., Class A *	22,212	356,503
Liberty Ventures, Series A *	25,185	982,719
Lithia Motors, Inc., Class A	8,723	801,644
LKQ Corp. *	98,544	3,235,200
Lowe's Cos., Inc.	273,254	19,278,070
Lumber Liquidators Holdings, Inc. *(a)	20,299	358,277
Macy's, Inc.	93,155	3,931,141
Monro Muffler Brake, Inc.	8,475	506,805
Murphy USA, Inc. *	14,049	958,001
Netflix, Inc. *	137,157	16,047,369
Nordstrom, Inc.	37,687	2,107,457
Nutrisystem, Inc.	11,756	432,033
O'Reilly Automotive, Inc. *	29,206	8,017,047

12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Office Depot, Inc.	181,992	886,301
Ollie's Bargain Outlet Holdings, Inc. *	14,665	440,683
Penske Automotive Group, Inc.	11,374	567,676
Pool Corp.	12,204	1,227,844
Restoration Hardware Holdings, Inc. *	12,248	441,540
Ross Stores, Inc.	125,646	8,492,413
Sally Beauty Holdings, Inc. *	46,835	1,226,609
Sears Holdings Corp. *(a)	22,904	295,004
Select Comfort Corp. *	14,865	336,246
Shutterfly, Inc. *	14,705	745,102
Signet Jewelers Ltd.	24,316	2,219,808
Sonic Automotive, Inc., Class A	13,785	291,553
Staples, Inc.	198,643	1,920,878
Tailored Brands, Inc.	29,630	555,859
Target Corp.	179,605	13,872,690
The Cato Corp., Class A	8,284	245,206
The Children's Place, Inc.	5,946	617,492
The Finish Line, Inc., Class A	21,491	482,258
The Gap, Inc.	80,893	2,019,898
The Home Depot, Inc.	394,310	51,023,714
The Michaels Cos., Inc. *	38,273	933,096
The Priceline Group, Inc. *	15,619	23,485,978
The TJX Cos., Inc.	205,150	16,071,451
Tiffany & Co.	35,862	2,957,898
Tractor Supply Co.	45,324	3,402,473
TripAdvisor, Inc. *	39,612	1,912,467
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,285	5,004,458
Urban Outfitters, Inc. *	33,402	1,055,503
Wayfair, Inc., Class A *(a)	9,567	348,717
Williams-Sonoma, Inc.	25,189	1,379,853
		373,706,458

Semiconductors & Semiconductor Equipment 3.2%
Acacia Communications, Inc. *(a)	3,312	229,389
Advanced Energy Industries, Inc. *	15,424	851,559
Advanced Micro Devices, Inc. *	207,598	1,849,698
Amkor Technology, Inc. *	41,585	491,535
Analog Devices, Inc.	94,348	7,004,395
Applied Materials, Inc.	340,350	10,959,270
Applied Micro Circuits Corp. *	21,201	185,509
Broadcom Ltd.	123,896	21,123,029
Brooks Automation, Inc.	22,040	359,252
Cabot Microelectronics Corp.	8,265	492,429
Cavium, Inc. *	25,476	1,452,896
CEVA, Inc. *	3,269	103,954
Cirrus Logic, Inc. *	22,141	1,217,755
Cree, Inc. *	33,644	851,866
Cypress Semiconductor Corp.	97,173	1,093,196
Diodes, Inc. *	11,020	268,337
Entegris, Inc. *	41,325	741,784
First Solar, Inc. *	26,065	790,291
FormFactor, Inc. *	42,138	471,946
Inphi Corp. *	12,756	576,188
Integrated Device Technology, Inc. *	41,889	980,203
Intel Corp.	1,508,570	52,347,379
Intersil Corp., Class A	41,851	927,000
KLA-Tencor Corp.	47,419	3,785,933
Kulicke & Soffa Industries, Inc. *	24,795	382,587
Lam Research Corp.	50,693	5,374,472
Lattice Semiconductor Corp. *	33,784	236,826
Linear Technology Corp.	76,672	4,794,300
MACOM Technology Solutions Holdings, Inc. *	10,167	506,520
Marvell Technology Group Ltd.	162,736	2,333,634
Maxim Integrated Products, Inc.	88,254	3,465,734
MaxLinear, Inc., Class A *	18,872	385,555
Microchip Technology, Inc.	69,317	4,587,399
Micron Technology, Inc. *	335,908	6,560,283
Security	Number of Shares	Value ($)
Microsemi Corp. *	35,961	1,968,865
MKS Instruments, Inc.	16,530	951,301
Monolithic Power Systems, Inc.	13,273	1,088,917
NVIDIA Corp.	164,303	15,148,737
ON Semiconductor Corp. *	132,240	1,557,787
Photronics, Inc. *	34,568	345,680
Power Integrations, Inc.	12,148	817,560
Qorvo, Inc. *	40,014	2,137,148
QUALCOMM, Inc.	464,210	31,626,627
Rambus, Inc. *	33,060	434,739
Rudolph Technologies, Inc. *	9,621	188,572
Semtech Corp. *	24,808	697,105
Silicon Laboratories, Inc. *	13,775	913,971
Skyworks Solutions, Inc.	57,855	4,446,157
SolarEdge Technologies, Inc. *(a)	20,684	273,029
Synaptics, Inc. *	11,020	601,472
Teradyne, Inc.	71,578	1,745,072
Tessera Technologies, Inc.	16,530	654,588
Texas Instruments, Inc.	319,925	23,652,055
Ultratech, Inc. *	16,908	387,531
Versum Materials, Inc. *	33,586	821,513
Xilinx, Inc.	81,003	4,372,542
		232,613,071

Software & Services 12.0%
2U, Inc. *	15,465	511,273
8x8, Inc. *	23,136	315,806
Accenture plc, Class A	194,884	23,274,996
ACI Worldwide, Inc. *	33,630	625,854
Activision Blizzard, Inc.	214,361	7,847,756
Acxiom Corp. *	27,550	730,902
Adobe Systems, Inc. *	154,727	15,907,483
Akamai Technologies, Inc. *	55,100	3,675,170
Alliance Data Systems Corp.	17,846	4,082,808
Alphabet, Inc., Class A *	93,133	72,260,032
Alphabet, Inc., Class C *	93,770	71,081,411
Amdocs Ltd.	47,423	2,796,534
ANSYS, Inc. *	27,697	2,604,349
Aspen Technology, Inc. *	27,703	1,463,549
Autodesk, Inc. *	62,839	4,562,740
Automatic Data Processing, Inc.	146,209	14,038,988
Barracuda Networks, Inc. *	11,556	254,694
Benefitfocus, Inc. *	8,736	238,493
Black Knight Financial Services, Inc., Class A *	9,067	335,479
Blackbaud, Inc.	13,959	876,346
Blackhawk Network Holdings, Inc. *	26,030	937,080
Blucora, Inc. *	23,012	325,620
Booz Allen Hamilton Holding Corp.	44,165	1,669,879
Bottomline Technologies (DE), Inc. *	13,775	345,202
Box, Inc., Class A *	25,608	389,754
Broadridge Financial Solutions, Inc.	38,591	2,498,381
BroadSoft, Inc. *	14,255	591,583
CA, Inc.	91,504	2,924,468
CACI International, Inc., Class A *	8,265	1,069,491
Cadence Design Systems, Inc. *	91,731	2,410,691
Callidus Software, Inc. *	18,196	285,677
Cardtronics plc, Class A *	13,775	681,449
Cass Information Systems, Inc.	2,995	209,650
CDK Global, Inc.	47,915	2,764,695
Citrix Systems, Inc. *	49,737	4,313,690
Cognizant Technology Solutions Corp., Class A *	194,468	10,711,297
CommerceHub, Inc., Series A *	4,066	61,478
CommerceHub, Inc., Series C *	8,305	122,499
CommVault Systems, Inc. *	19,391	1,047,114
Computer Sciences Corp.	46,835	2,839,606
comScore, Inc. *	12,495	362,855

13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Convergys Corp.	38,570	997,806
CoreLogic, Inc. *	30,746	1,160,047
Cornerstone OnDemand, Inc. *	22,392	804,097
CoStar Group, Inc. *	9,465	1,808,856
CSG Systems International, Inc.	11,020	490,390
CSRA, Inc.	46,835	1,499,188
Dell Technologies, Inc., Class V *	67,055	3,591,466
DST Systems, Inc.	11,020	1,137,374
EarthLink Holdings Corp.	52,603	277,744
eBay, Inc. *	342,053	9,512,494
Ebix, Inc. (a)	11,452	682,539
Electronic Arts, Inc. *	94,354	7,476,611
Ellie Mae, Inc. *	9,876	815,264
Envestnet, Inc. *	17,857	644,638
EPAM Systems, Inc. *	14,755	972,355
Euronet Worldwide, Inc. *	16,530	1,185,532
EVERTEC, Inc.	26,917	491,235
ExlService Holdings, Inc. *	8,265	393,083
Facebook, Inc., Class A *	732,774	86,775,097
Fair Isaac Corp.	8,721	991,490
Fidelity National Information Services, Inc.	100,723	7,774,808
FireEye, Inc. *	48,804	626,643
First Data Corp., Class A *	57,060	831,364
Fiserv, Inc. *	70,325	7,357,401
FleetCor Technologies, Inc. *	37,952	5,667,752
Fortinet, Inc. *	49,053	1,476,495
Gartner, Inc. *	27,550	2,832,691
Genpact Ltd. *	51,311	1,227,872
Gigamon, Inc. *	7,220	385,187
Global Payments, Inc.	46,263	3,171,329
GoDaddy, Inc., Class A *	14,170	500,768
Gogo, Inc. *(a)	19,411	182,269
GrubHub, Inc. *	25,449	942,376
GTT Communications, Inc. *	14,245	361,823
Guidewire Software, Inc. *	27,761	1,546,565
HubSpot, Inc. *	10,688	599,597
IAC/InterActiveCorp *	24,795	1,670,191
Imperva, Inc. *	8,729	333,011
Interactive Intelligence Group, Inc. *	9,067	548,100
International Business Machines Corp.	272,963	44,280,058
Intralinks Holdings, Inc. *	33,868	379,999
Intuit, Inc.	78,883	8,967,419
j2 Global, Inc.	13,896	1,021,495
Jack Henry & Associates, Inc.	27,550	2,381,422
Leidos Holdings, Inc.	44,192	2,262,630
LinkedIn Corp., Class A *	36,741	7,173,313
LogMeIn, Inc.	5,964	601,469
Manhattan Associates, Inc. *	21,167	1,109,151
ManTech International Corp., Class A	13,920	598,699
Mastercard, Inc., Class A	300,863	30,748,199
Match Group, Inc. *(a)	22,996	413,468
MAXIMUS, Inc.	17,368	960,277
Mentor Graphics Corp.	28,462	1,040,286
Microsoft Corp.	2,470,299	148,860,218
MicroStrategy, Inc., Class A *	2,755	534,553
Monotype Imaging Holdings, Inc.	11,020	215,992
NeuStar, Inc., Class A *	16,644	403,617
New Relic, Inc. *	8,767	278,002
Nuance Communications, Inc. *	86,528	1,402,619
Oracle Corp.	948,110	38,104,541
Pandora Media, Inc. *	75,324	875,265
Paychex, Inc.	99,180	5,846,661
Paycom Software, Inc. *	13,793	618,892
Paylocity Holding Corp. *	9,167	303,519
PayPal Holdings, Inc. *	353,177	13,872,793
Pegasystems, Inc.	11,264	406,630
Perficient, Inc. *	19,653	353,754
Progress Software Corp.	17,008	502,927
Proofpoint, Inc. *	11,835	911,413
Security	Number of Shares	Value ($)
PTC, Inc. *	36,042	1,755,606
Q2 Holdings, Inc. *	11,156	329,102
Qualys, Inc. *	9,353	310,520
Quotient Technology, Inc. *	33,868	433,510
RealPage, Inc. *	20,285	580,151
Red Hat, Inc. *	57,855	4,576,909
RingCentral, Inc., Class A *	31,299	674,493
Sabre Corp.	70,519	1,822,916
salesforce.com, Inc. *	202,015	14,545,080
Science Applications International Corp.	11,530	952,032
ServiceNow, Inc. *	52,849	4,394,394
Shutterstock, Inc. *	9,567	450,223
Silver Spring Networks, Inc. *	8,747	122,021
Splunk, Inc. *	44,050	2,538,161
SS&C Technologies Holdings, Inc.	61,158	1,835,352
Stamps.com, Inc. *	4,377	464,837
Sykes Enterprises, Inc. *	11,532	324,972
Symantec Corp.	200,156	4,881,805
Synchronoss Technologies, Inc. *	11,020	534,250
Synopsys, Inc. *	44,333	2,681,260
Syntel, Inc.	15,974	309,896
Tableau Software, Inc., Class A *	18,072	811,071
Take-Two Interactive Software, Inc. *	27,550	1,356,286
TeleTech Holdings, Inc.	11,090	318,838
Teradata Corp. *	40,296	1,081,948
The Ultimate Software Group, Inc. *	8,265	1,693,746
The Western Union Co.	161,180	3,389,615
TiVo Corp. *	44,242	895,901
Total System Services, Inc.	47,370	2,331,551
Travelport Worldwide Ltd.	37,856	529,984
TrueCar, Inc. *(a)	15,285	189,228
Twitter, Inc. *	199,804	3,694,376
Tyler Technologies, Inc. *	11,020	1,640,878
Unisys Corp. *	29,730	441,491
Vantiv, Inc., Class A *	50,613	2,856,092
VASCO Data Security International, Inc. *	14,565	211,193
Verint Systems, Inc. *	17,689	664,222
VeriSign, Inc. *	29,716	2,343,107
Visa, Inc., Class A	591,807	45,758,517
VMware, Inc., Class A *(a)	24,987	2,027,445
Web.com Group, Inc. *	17,096	272,681
WebMD Health Corp. *	14,187	756,735
WEX, Inc. *	11,167	1,234,065
Workday, Inc., Class A *	40,500	3,414,960
Xerox Corp.	300,277	2,807,590
XO Group, Inc. *	19,811	366,107
Yahoo! Inc. *	272,982	11,197,722
Yelp, Inc. *	22,304	829,709
Zendesk, Inc. *	26,617	566,676
Zillow Group, Inc., Class A *	13,880	487,882
Zillow Group, Inc., Class C *	35,962	1,291,755
Zynga, Inc., Class A *	248,770	711,482
		879,909,994

Technology Hardware & Equipment 5.0%
3D Systems Corp. *(a)	43,395	601,021
ADTRAN, Inc.	21,123	429,853
Amphenol Corp., Class A	99,180	6,770,027
Anixter International, Inc. *	8,312	649,583
Apple, Inc.	1,704,571	188,389,187
Arista Networks, Inc. *	13,473	1,277,375
ARRIS International plc *	53,589	1,537,468
Arrow Electronics, Inc. *	30,946	2,112,683
Avnet, Inc.	39,196	1,798,704
AVX Corp.	19,343	293,820
Badger Meter, Inc.	6,482	234,973
Belden, Inc.	16,530	1,221,567
Benchmark Electronics, Inc. *	30,543	865,894

14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brocade Communications Systems, Inc.	163,891	2,022,415
CDW Corp.	53,895	2,761,580
Ciena Corp. *	45,622	978,592
Cisco Systems, Inc.	1,574,868	46,962,564
Cognex Corp.	27,550	1,645,010
Coherent, Inc. *	8,265	1,078,583
CommScope Holding Co., Inc. *	53,754	1,934,069
Corning, Inc.	331,445	7,964,623
Cray, Inc. *	10,275	198,308
CTS Corp.	17,434	385,291
Diebold, Inc.	19,285	439,698
Dolby Laboratories, Inc., Class A	14,217	656,115
DTS, Inc.	5,616	238,455
EchoStar Corp., Class A *	11,294	575,994
Electronics For Imaging, Inc. *	13,775	599,488
ePlus, Inc. *	776	86,291
Extreme Networks, Inc. *	33,455	141,515
F5 Networks, Inc. *	22,685	3,192,914
Fabrinet *	11,032	472,170
FARO Technologies, Inc. *	8,265	300,846
Finisar Corp. *	35,561	1,181,692
Fitbit, Inc., Class A *(a)	42,880	358,477
FLIR Systems, Inc.	46,835	1,681,845
Harris Corp.	38,962	4,034,905
Hewlett Packard Enterprise Co.	532,035	12,662,433
HP, Inc.	534,695	8,234,303
II-VI, Inc. *	22,916	692,063
Infinera Corp. *	37,409	317,977
Ingram Micro, Inc., Class A *	46,835	1,753,502
Insight Enterprises, Inc. *	13,775	482,401
InterDigital, Inc.	13,775	1,090,980
IPG Photonics Corp. *	12,190	1,169,265
Itron, Inc. *	12,855	825,291
Ixia *	21,123	290,441
Jabil Circuit, Inc.	60,610	1,281,902
Juniper Networks, Inc.	109,524	3,016,291
Keysight Technologies, Inc. *	52,345	1,927,866
Knowles Corp. *	34,256	549,124
Littelfuse, Inc.	9,723	1,417,516
Lumentum Holdings, Inc. *	15,669	628,327
Methode Electronics, Inc.	11,632	429,802
Motorola Solutions, Inc.	53,358	4,281,979
National Instruments Corp.	30,305	893,088
NCR Corp. *	46,835	1,814,856
NetApp, Inc.	89,008	3,254,132
NETGEAR, Inc. *	11,020	591,774
NetScout Systems, Inc. *	32,105	1,001,676
Novanta, Inc. *	9,320	188,730
Oclaro, Inc. *	42,680	381,559
OSI Systems, Inc. *	5,557	420,665
Palo Alto Networks, Inc. *	28,415	3,818,124
PC Connection, Inc.	3,392	91,041
Plantronics, Inc.	9,491	491,824
Pure Storage, Inc., Class A *	28,720	400,644
Rogers Corp. *	9,703	721,127
Sanmina Corp. *	22,040	724,014
ScanSource, Inc. *	6,086	230,355
Seagate Technology plc	99,798	4,001,900
ShoreTel, Inc. *	23,444	164,108
Super Micro Computer, Inc. *	11,064	302,600
SYNNEX Corp.	9,747	1,139,522
TE Connectivity Ltd.	115,910	7,840,152
Tech Data Corp. *	13,775	1,169,084
Trimble, Inc. *	77,140	2,174,577
TTM Technologies, Inc. *	32,672	443,359
Ubiquiti Networks, Inc. *	8,869	496,309
Universal Display Corp. *	11,562	631,863
VeriFone Systems, Inc. *	36,709	620,015
ViaSat, Inc. *	13,775	981,882
Security	Number of Shares	Value ($)
Viavi Solutions, Inc. *	86,472	678,805
Vishay Intertechnology, Inc.	42,585	645,163
Western Digital Corp.	92,689	5,900,582
Zebra Technologies Corp., Class A *	16,530	1,306,696
		370,645,284

Telecommunication Services 2.3%
AT&T, Inc.	1,945,732	75,163,627
ATN International, Inc.	5,510	398,428
CenturyLink, Inc.	174,046	4,093,562
Cincinnati Bell, Inc. *	8,650	178,190
Cogent Communications Holdings, Inc.	12,956	485,202
Consolidated Communications Holdings, Inc.	25,071	716,529
Frontier Communications Corp.	369,795	1,349,752
General Communication, Inc., Class A *	19,374	326,646
Inteliquent, Inc.	21,284	481,870
Iridium Communications, Inc. *	26,187	230,446
Level 3 Communications, Inc. *	92,024	5,067,762
SBA Communications Corp., Class A *	38,851	3,844,695
Shenandoah Telecommunications Co.	22,728	637,520
Sprint Corp. *	190,666	1,494,821
T-Mobile US, Inc. *	86,109	4,667,969
Telephone & Data Systems, Inc.	35,815	964,498
United States Cellular Corp. *	5,510	207,341
Verizon Communications, Inc.	1,291,944	64,468,006
Vonage Holdings Corp. *	49,826	328,353
Windstream Holdings, Inc. (a)	53,666	397,665
Zayo Group Holdings, Inc. *	31,932	1,101,654
		166,604,536

Transportation 2.2%
Air Transport Services Group, Inc. *	8,689	140,762
Alaska Air Group, Inc.	39,854	3,278,789
Allegiant Travel Co.	3,497	571,410
AMERCO	1,667	569,214
American Airlines Group, Inc.	168,639	7,831,595
Atlas Air Worldwide Holdings, Inc. *	8,379	413,923
Avis Budget Group, Inc. *	30,991	1,186,645
C.H. Robinson Worldwide, Inc.	44,840	3,356,274
CSX Corp.	306,327	10,969,570
Delta Air Lines, Inc.	234,350	11,290,983
Echo Global Logistics, Inc. *	15,665	393,191
Expeditors International of Washington, Inc.	56,126	2,960,085
FedEx Corp.	78,064	14,962,527
Forward Air Corp.	11,020	533,148
Genesee & Wyoming, Inc., Class A *	19,898	1,520,207
Hawaiian Holdings, Inc. *	17,394	893,182
Heartland Express, Inc.	14,280	307,163
Hertz Global Holdings, Inc. *	22,587	568,741
Hub Group, Inc., Class A *	11,148	477,692
J.B. Hunt Transport Services, Inc.	28,288	2,697,826
JetBlue Airways Corp. *	97,837	1,965,545
Kansas City Southern	33,084	2,934,882
Kirby Corp. *	16,530	1,048,828
Knight Transportation, Inc.	24,596	860,860
Landstar System, Inc.	12,444	1,013,564
Macquarie Infrastructure Corp.	24,596	2,015,396
Matson, Inc.	12,213	459,331
Norfolk Southern Corp.	92,463	9,843,611
Old Dominion Freight Line, Inc. *	24,363	2,126,890
Ryder System, Inc.	16,530	1,294,299
Saia, Inc. *	6,650	277,637
SkyWest, Inc.	11,516	424,365
Southwest Airlines Co.	196,404	9,154,390
Spirit Airlines, Inc. *	22,265	1,237,934

15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swift Transportation Co. *(a)	33,609	839,217
Union Pacific Corp.	261,871	26,535,388
United Continental Holdings, Inc. *	96,840	6,677,118
United Parcel Service, Inc., Class B	217,951	25,264,880
Virgin America, Inc. *	8,839	499,403
Werner Enterprises, Inc.	14,180	383,569
XPO Logistics, Inc. *	25,530	1,136,851
		160,916,885

Utilities 3.1%
AES Corp.	224,093	2,565,865
ALLETE, Inc.	20,321	1,256,244
Alliant Energy Corp.	66,120	2,375,030
Ameren Corp.	72,088	3,540,963
American Electric Power Co., Inc.	155,840	9,202,352
American States Water Co.	11,020	467,248
American Water Works Co., Inc.	57,183	4,144,052
Aqua America, Inc.	61,036	1,814,600
Atmos Energy Corp.	33,118	2,355,352
Avangrid, Inc.	17,376	628,490
Avista Corp.	22,040	891,959
Black Hills Corp.	13,764	808,635
California Water Service Group	25,663	886,657
Calpine Corp. *	118,471	1,320,952
CenterPoint Energy, Inc.	127,289	3,037,115
Chesapeake Utilities Corp.	5,764	373,507
CMS Energy Corp.	82,650	3,324,183
Connecticut Water Service, Inc.	5,764	314,253
Consolidated Edison, Inc.	95,238	6,644,755
Dominion Resources, Inc.	198,511	14,548,871
DTE Energy Co.	56,942	5,300,731
Duke Energy Corp.	214,952	15,857,009
Dynegy, Inc. *	42,095	364,122
Edison International	103,603	7,124,778
El Paso Electric Co.	13,775	620,564
Entergy Corp.	55,100	3,787,023
Eversource Energy	100,417	5,183,525
Exelon Corp.	298,532	9,705,275
FirstEnergy Corp.	126,810	3,967,885
Great Plains Energy, Inc.	70,743	1,866,908
Hawaiian Electric Industries, Inc.	38,574	1,188,079
IDACORP, Inc.	16,530	1,258,759
MDU Resources Group, Inc.	59,282	1,649,225
MGE Energy, Inc.	17,310	1,024,752
Middlesex Water Co.	5,782	235,559
National Fuel Gas Co.	24,881	1,402,791
New Jersey Resources Corp.	27,550	949,097
NextEra Energy, Inc.	146,092	16,688,089
NiSource, Inc.	101,073	2,217,542
Northwest Natural Gas Co.	11,020	631,446
NorthWestern Corp.	15,367	862,089
NRG Energy, Inc.	123,484	1,400,309
NRG Yield, Inc., Class C	27,624	424,028
OGE Energy Corp.	61,458	1,945,146
ONE Gas, Inc.	14,714	882,987
Ormat Technologies, Inc.	11,435	546,936
Otter Tail Corp.	20,025	767,959
Pattern Energy Group, Inc.	26,506	520,313
PG&E Corp.	155,458	9,140,930
Pinnacle West Capital Corp.	33,060	2,444,126
PNM Resources, Inc.	24,795	783,522
Portland General Electric Co.	30,584	1,272,294
PPL Corp.	207,636	6,947,501
Public Service Enterprise Group, Inc.	162,899	6,729,358
SCANA Corp.	44,132	3,112,630
Sempra Energy	78,515	7,835,797
SJW Group	11,885	637,868
South Jersey Industries, Inc.	22,040	727,320
Security	Number of Shares	Value ($)
Southwest Gas Corp.	13,775	1,021,141
Spire, Inc.	14,215	917,436
Talen Energy Corp. *	31,932	445,771
TerraForm Power, Inc., Class A *	34,156	431,390
The Empire District Electric Co.	13,865	471,826
The Southern Co.	301,780	14,129,340
UGI Corp.	49,590	2,221,632
Unitil Corp.	8,725	370,551
Vectren Corp.	24,795	1,216,939
WEC Energy Group, Inc.	96,923	5,428,657
Westar Energy, Inc.	44,566	2,538,479
WGL Holdings, Inc.	16,530	1,199,417
Xcel Energy, Inc.	160,984	6,279,986
		225,177,920
Total Common Stock
(Cost $6,123,941,561)		7,330,176,035

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)(d)	35,613	39,530

Telecommunication Services 0.0%
Leap Wireless CVR *(c)(d)	8,528	25,584
Total Rights
(Cost $61,021)		65,114

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	7,939,083	7,939,083

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.31% (e)	26,115,562	26,115,562
Total Other Investment Companies
(Cost $34,054,645)		34,054,645

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $6,160,899,707 and the unrealized appreciation and depreciation were $1,322,202,490 and ($118,806,403), respectively, with a net unrealized appreciation of $1,203,396,087.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,224,781.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $65,114 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

16

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	180	19,789,200	313,915

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,330,176,035	$—	$—	$7,330,176,035
Rights [1]	—	—	65,114	65,114
Other Investment Companies[1]	34,054,645	—	—	34,054,645
Total	$7,364,230,680	$—	$65,114	$7,364,295,794
Other Financial Instruments
Futures Contracts[2]	$313,915	$—	$—	$313,915
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
17

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	5,744,563,660	6,724,421,863
0.4%	Other Investment Companies	23,852,889	23,852,889
100.0%	Total Investments	5,768,416,549	6,748,274,752
0.0%	Other Assets and Liabilities, Net		1,430,523
100.0%	Net Assets		6,749,705,275

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc *	30,049	1,609,425
Autoliv, Inc.	29,129	3,013,686
BorgWarner, Inc.	69,983	2,491,395
Delphi Automotive plc	89,101	5,702,464
Ford Motor Co.	1,270,431	15,194,355
General Motors Co.	453,708	15,666,537
Harley-Davidson, Inc.	63,426	3,862,009
Lear Corp.	24,012	3,109,794
Tesla Motors, Inc. *(a)	37,016	7,010,830
The Goodyear Tire & Rubber Co.	85,593	2,626,849
		60,287,344

Banks 6.3%
Bank of America Corp.	3,310,392	69,915,479
BB&T Corp.	257,494	11,651,603
BOK Financial Corp.	5,482	440,314
CIT Group, Inc.	64,596	2,638,747
Citigroup, Inc.	945,096	53,293,963
Citizens Financial Group, Inc.	167,910	5,626,664
Comerica, Inc.	56,727	3,616,346
Cullen/Frost Bankers, Inc.	20,813	1,713,118
East West Bancorp, Inc.	47,152	2,257,638
Fifth Third Bancorp	249,989	6,504,714
First Republic Bank	47,326	3,875,999
Huntington Bancshares, Inc.	366,562	4,567,363
JPMorgan Chase & Co.	1,175,903	94,272,144
KeyCorp	352,900	6,108,699
M&T Bank Corp.	50,170	7,221,470
New York Community Bancorp, Inc.	160,037	2,557,391
People's United Financial, Inc.	97,862	1,831,977
Regions Financial Corp.	422,333	5,718,389
Signature Bank *	18,716	2,805,716
SunTrust Banks, Inc.	162,415	8,437,459
SVB Financial Group *	16,184	2,557,558
TFS Financial Corp.	21,176	394,509
The PNC Financial Services Group, Inc.	162,697	17,984,526
U.S. Bancorp	535,231	26,558,162
Wells Fargo & Co.	1,468,187	77,696,456
Zions Bancorp	60,552	2,409,364
		422,655,768

Security	Number of Shares	Value ($)
Capital Goods 7.6%
3M Co.	195,799	33,626,520
A.O. Smith Corp.	47,052	2,288,139
Acuity Brands, Inc.	14,570	3,663,044
AGCO Corp.	20,778	1,159,412
Allegion plc	29,454	1,970,767
Allison Transmission Holdings, Inc.	51,594	1,711,373
AMETEK, Inc.	75,446	3,572,368
Arconic, Inc.	140,317	2,705,312
B/E Aerospace, Inc.	34,655	2,080,686
Carlisle Cos., Inc.	21,654	2,428,929
Caterpillar, Inc.	188,746	18,036,568
Colfax Corp. *	28,482	1,071,208
Cummins, Inc.	54,493	7,726,018
Deere & Co.	98,326	9,852,265
Donaldson Co., Inc.	41,420	1,679,995
Dover Corp.	49,490	3,593,469
Eaton Corp. plc	149,553	9,946,770
Emerson Electric Co.	208,476	11,766,385
Fastenal Co.	92,921	4,404,455
Flowserve Corp.	41,906	1,988,440
Fluor Corp.	55,541	2,971,999
Fortive Corp.	96,849	5,325,726
Fortune Brands Home & Security, Inc.	51,923	2,863,553
General Dynamics Corp.	95,696	16,780,294
General Electric Co.	2,900,070	89,206,153
HD Supply Holdings, Inc. *	57,708	2,264,462
Honeywell International, Inc.	245,273	27,946,406
Hubbell, Inc.	17,095	1,919,427
Huntington Ingalls Industries, Inc.	13,735	2,455,269
IDEX Corp.	23,182	2,170,067
Illinois Tool Works, Inc.	105,308	13,182,455
Ingersoll-Rand plc	83,139	6,197,181
Jacobs Engineering Group, Inc. *	41,367	2,565,168
Johnson Controls International plc	300,994	13,538,710
L-3 Communications Holdings, Inc.	24,830	3,917,429
Lennox International, Inc.	11,288	1,678,187
Lincoln Electric Holdings, Inc.	19,768	1,551,986
Lockheed Martin Corp.	80,784	21,427,956
Masco Corp.	113,132	3,580,628
Nordson Corp.	18,282	1,951,238
Northrop Grumman Corp.	59,117	14,758,559
Owens Corning	40,595	2,085,771
PACCAR, Inc.	121,881	7,574,904
Parker-Hannifin Corp.	42,776	5,942,870
Pentair plc	56,735	3,259,993
Quanta Services, Inc. *	52,211	1,760,555
Raytheon Co.	95,737	14,316,511
Rockwell Automation, Inc.	41,568	5,558,057
Rockwell Collins, Inc.	41,462	3,844,357
Roper Technologies, Inc.	31,501	5,705,146
Sensata Technologies Holding N.V. *	60,735	2,269,667
Snap-on, Inc.	20,003	3,344,502
Spirit AeroSystems Holdings, Inc., Class A *	39,810	2,318,932
Stanley Black & Decker, Inc.	49,133	5,828,648
Textron, Inc.	87,484	4,026,888

1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Boeing Co.	187,305	28,200,641
The Middleby Corp. *	18,198	2,492,762
The Toro Co.	27,470	1,453,987
TransDigm Group, Inc.	16,646	4,185,304
Trinity Industries, Inc.	49,995	1,389,361
United Rentals, Inc. *	31,550	3,190,020
United Technologies Corp.	252,472	27,196,284
W.W. Grainger, Inc.	18,451	4,254,247
WABCO Holdings, Inc. *	18,289	1,801,649
Wabtec Corp.	29,188	2,471,348
Xylem, Inc.	56,670	2,923,039
		510,920,419

Commercial & Professional Services 0.7%
Cintas Corp.	27,208	3,118,037
Copart, Inc. *	34,204	1,871,643
Equifax, Inc.	36,981	4,232,476
IHS Markit Ltd. *	96,103	3,453,942
KAR Auction Services, Inc.	46,346	1,953,947
ManpowerGroup, Inc.	23,746	2,028,146
Nielsen Holdings plc	108,732	4,686,349
Republic Services, Inc.	78,704	4,367,285
Robert Half International, Inc.	42,274	1,896,835
Rollins, Inc.	35,595	1,143,667
Stericycle, Inc. *	29,330	2,140,210
The Dun & Bradstreet Corp.	13,774	1,676,571
TransUnion *	24,023	716,606
Verisk Analytics, Inc. *	50,249	4,174,687
Waste Management, Inc.	134,433	9,345,782
		46,806,183

Consumer Durables & Apparel 1.3%
Carter's, Inc.	18,271	1,667,960
Coach, Inc.	87,525	3,185,035
D.R. Horton, Inc.	117,514	3,257,488
Garmin Ltd.	36,895	1,924,443
Hanesbrands, Inc.	124,688	2,896,502
Harman International Industries, Inc.	23,491	2,569,211
Hasbro, Inc.	35,994	3,073,528
Leggett & Platt, Inc.	43,707	2,100,558
Lennar Corp., B Shares	3,214	108,923
Lennar Corp., Class A	54,093	2,301,116
lululemon athletica, Inc. *	37,114	2,115,127
Mattel, Inc.	113,005	3,567,568
Michael Kors Holdings Ltd. *	54,723	2,544,072
Mohawk Industries, Inc. *	19,729	3,895,294
Newell Brands, Inc.	155,500	7,310,055
NIKE, Inc., Class B	434,849	21,772,889
NVR, Inc. *	1,134	1,808,730
Polaris Industries, Inc. (a)	23,872	2,073,522
PulteGroup, Inc.	95,755	1,805,939
PVH Corp.	25,932	2,747,236
Ralph Lauren Corp.	18,044	1,887,583
Toll Brothers, Inc. *	54,605	1,619,584
Under Armour, Inc., Class A *(a)	56,564	1,742,171
Under Armour, Inc., Class C *	65,976	1,700,861
VF Corp.	108,414	5,909,647
Whirlpool Corp.	24,909	4,046,218
		89,631,260

Consumer Services 1.9%
Aramark	73,732	2,537,118
Carnival Corp.	144,175	7,412,037
Chipotle Mexican Grill, Inc. *	9,508	3,768,306
Darden Restaurants, Inc.	39,854	2,921,298
Domino's Pizza, Inc.	16,784	2,820,383
Security	Number of Shares	Value ($)
Dunkin' Brands Group, Inc.	31,655	1,718,550
H&R Block, Inc.	75,438	1,671,706
Hilton Worldwide Holdings, Inc.	168,151	4,215,546
Las Vegas Sands Corp.	119,598	7,495,207
Marriott International, Inc., Class A	105,643	8,322,524
McDonald's Corp.	274,199	32,703,715
MGM Resorts International *	149,091	4,280,403
Norwegian Cruise Line Holdings Ltd. *	49,426	1,967,649
Royal Caribbean Cruises Ltd.	52,815	4,276,431
Service Corp. International	64,950	1,753,000
Starbucks Corp.	478,057	27,712,964
Vail Resorts, Inc.	11,188	1,772,179
Wyndham Worldwide Corp.	36,952	2,660,174
Wynn Resorts Ltd.	26,204	2,672,546
Yum! Brands, Inc.	119,357	7,566,040
		130,247,776

Diversified Financials 5.4%
Affiliated Managers Group, Inc. *	16,445	2,435,505
AGNC Investment Corp.	106,893	1,994,623
Ally Financial, Inc.	161,617	3,138,602
American Express Co.	251,076	18,087,515
Ameriprise Financial, Inc.	54,809	6,259,736
Annaly Capital Management, Inc.	297,907	3,044,610
Berkshire Hathaway, Inc., Class B *	619,925	97,600,992
BlackRock, Inc.	40,369	14,968,422
Capital One Financial Corp.	166,105	13,959,464
CBOE Holdings, Inc.	21,176	1,459,026
CME Group, Inc.	109,254	12,335,869
Discover Financial Services	136,472	9,248,708
E*TRADE Financial Corp. *	91,390	3,153,869
Eaton Vance Corp.	38,629	1,562,157
FactSet Research Systems, Inc.	12,925	2,070,197
Franklin Resources, Inc.	121,905	4,785,990
Intercontinental Exchange, Inc.	194,145	10,755,633
Invesco Ltd.	134,556	4,212,948
Lazard Ltd., Class A	41,552	1,614,295
Legg Mason, Inc.	22,336	712,518
Leucadia National Corp.	109,316	2,407,138
MarketAxess Holdings, Inc.	9,441	1,565,035
Moody's Corp.	54,242	5,451,321
Morgan Stanley	481,103	19,898,420
MSCI, Inc.	29,133	2,295,680
Nasdaq, Inc.	39,293	2,518,288
Navient Corp.	117,137	2,018,271
Northern Trust Corp.	69,725	5,727,909
Raymond James Financial, Inc.	39,711	2,856,809
S&P Global, Inc.	84,836	10,094,636
Santander Consumer USA Holdings, Inc. *	30,892	425,692
SEI Investments Co.	44,381	2,093,896
Starwood Property Trust, Inc.	82,804	1,860,606
State Street Corp.	119,076	9,383,189
Synchrony Financial	258,120	8,920,627
T. Rowe Price Group, Inc.	82,622	6,118,985
TD Ameritrade Holding Corp.	85,395	3,502,049
The Bank of New York Mellon Corp.	349,727	16,584,054
The Charles Schwab Corp. (b)	400,237	15,473,163
The Goldman Sachs Group, Inc.	122,492	26,861,271
Voya Financial, Inc.	68,066	2,645,725
		362,103,443

Energy 7.2%
Anadarko Petroleum Corp.	169,922	11,750,106
Antero Resources Corp. *	65,243	1,597,801
Apache Corp.	121,050	7,983,248
Baker Hughes, Inc.	144,059	9,267,315
Cabot Oil & Gas Corp.	147,368	3,259,780

2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cheniere Energy, Inc. *	75,528	3,086,074
Chesapeake Energy Corp. *	212,443	1,487,101
Chevron Corp.	610,311	68,086,295
Cimarex Energy Co.	29,717	4,097,380
Concho Resources, Inc. *	45,438	6,498,543
ConocoPhillips	401,477	19,479,664
Continental Resources, Inc. *	26,038	1,510,464
Core Laboratories N.V.	16,076	1,796,654
Devon Energy Corp.	170,393	8,235,094
Diamondback Energy, Inc. *	24,423	2,634,021
Energen Corp. *	31,364	1,946,763
EOG Resources, Inc.	181,449	18,602,151
EQT Corp.	58,108	4,072,209
Exxon Mobil Corp.	1,350,161	117,869,055
FMC Technologies, Inc. *	74,559	2,554,391
Halliburton Co.	286,690	15,220,372
Helmerich & Payne, Inc.	36,299	2,746,019
Hess Corp.	84,047	4,703,270
HollyFrontier Corp.	57,640	1,658,303
Kinder Morgan, Inc.	621,857	13,805,225
Marathon Oil Corp.	278,782	5,034,803
Marathon Petroleum Corp.	176,762	8,311,349
Murphy Oil Corp.	54,249	1,839,584
National Oilwell Varco, Inc.	121,299	4,531,731
Newfield Exploration Co. *	63,328	2,863,692
Noble Energy, Inc.	137,375	5,242,230
Occidental Petroleum Corp.	247,811	17,683,793
ONEOK, Inc.	71,918	3,950,456
Parsley Energy, Inc., Class A *	45,999	1,754,862
Phillips 66	142,524	11,840,894
Pioneer Natural Resources Co.	53,334	10,188,927
Range Resources Corp.	48,864	1,719,036
Schlumberger Ltd.	451,145	37,918,737
Southwestern Energy Co. *	159,733	1,812,970
Spectra Energy Corp.	231,487	9,479,393
Targa Resources Corp.	54,187	2,887,625
Tesoro Corp.	44,676	3,634,393
The Williams Cos., Inc.	229,191	7,036,164
Transocean Ltd. *	103,760	1,338,504
Valero Energy Corp.	152,104	9,363,522
Weatherford International plc *	299,481	1,530,348
		483,910,311

Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	12,288	1,480,090
Costco Wholesale Corp.	141,792	21,284,397
CVS Health Corp.	348,105	26,765,793
Rite Aid Corp. *	362,521	2,885,667
Sysco Corp.	170,734	9,091,585
The Kroger Co.	311,342	10,056,347
US Foods Holding Corp. *	16,282	372,207
Wal-Mart Stores, Inc.	487,261	34,317,792
Walgreens Boots Alliance, Inc.	276,233	23,405,222
Whole Foods Market, Inc.	105,586	3,208,759
		132,867,859

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	635,790	40,646,055
Archer-Daniels-Midland Co.	191,673	8,286,024
Brown-Forman Corp., Class A	16,084	759,808
Brown-Forman Corp., Class B	68,180	3,091,963
Bunge Ltd.	53,965	3,684,730
Campbell Soup Co.	59,612	3,391,327
ConAgra Brands, Inc.	141,665	5,197,689
Constellation Brands, Inc., Class A	56,895	8,599,110
Dr. Pepper Snapple Group, Inc.	61,918	5,370,767
General Mills, Inc.	191,330	11,659,650
Security	Number of Shares	Value ($)
Hormel Foods Corp.	87,442	2,994,014
Ingredion, Inc.	26,440	3,103,527
Kellogg Co.	80,059	5,764,248
Lamb Weston Holdings, Inc. *	47,202	1,580,323
McCormick & Co., Inc. Non-Voting Shares	39,724	3,622,829
Mead Johnson Nutrition Co.	61,061	4,401,887
Molson Coors Brewing Co., Class B	60,650	5,945,519
Mondelez International, Inc., Class A	509,092	20,994,954
Monster Beverage Corp. *	129,467	5,793,648
PepsiCo, Inc.	466,668	46,713,467
Philip Morris International, Inc.	500,571	44,190,408
Pilgrim's Pride Corp.	18,993	334,467
Pinnacle Foods, Inc.	40,205	1,992,560
Post Holdings, Inc. *	23,323	1,780,245
Reynolds American, Inc.	265,092	14,341,477
The Coca-Cola Co.	1,264,945	51,040,531
The Hain Celestial Group, Inc. *	23,530	922,141
The Hershey Co.	46,439	4,487,865
The J.M. Smucker Co.	39,030	4,915,828
The Kraft Heinz Co.	192,904	15,750,612
The WhiteWave Foods Co. *	54,894	3,024,110
TreeHouse Foods, Inc. *	19,229	1,332,954
Tyson Foods, Inc., Class A	98,623	5,602,773
		341,317,510

Health Care Equipment & Services 5.1%
Abbott Laboratories	478,828	18,228,982
ABIOMED, Inc. *	12,935	1,451,824
Aetna, Inc.	115,615	15,127,067
Align Technology, Inc. *	23,723	2,207,425
AmerisourceBergen Corp.	57,868	4,513,125
Anthem, Inc.	84,752	12,079,703
Baxter International, Inc.	155,943	6,919,191
Becton Dickinson & Co.	68,771	11,629,176
Boston Scientific Corp. *	443,620	9,076,465
C.R. Bard, Inc.	23,727	4,995,720
Cardinal Health, Inc.	110,249	7,828,781
Centene Corp. *	60,934	3,511,626
Cerner Corp. *	98,123	4,884,563
Cigna Corp.	81,371	10,963,929
Danaher Corp.	198,311	15,501,971
DaVita, Inc. *	54,330	3,441,805
DENTSPLY SIRONA, Inc.	79,613	4,631,884
DexCom, Inc. *	28,976	1,891,843
Edwards Lifesciences Corp. *	70,501	5,841,008
Envision Healthcare Holdings, Inc. *	68,143	1,548,209
Express Scripts Holding Co. *	203,581	15,447,726
HCA Holdings, Inc. *	100,918	7,154,077
Henry Schein, Inc. *	26,136	3,893,219
Hologic, Inc. *	80,134	3,067,530
Humana, Inc.	48,469	10,306,448
IDEXX Laboratories, Inc. *	30,839	3,628,208
Intuitive Surgical, Inc. *	12,735	8,198,029
Laboratory Corp. of America Holdings *	31,465	3,959,870
McKesson Corp.	73,154	10,520,277
MEDNAX, Inc. *	28,378	1,857,908
Medtronic plc	448,803	32,767,107
Patterson Cos., Inc.	26,387	1,022,232
Quest Diagnostics, Inc.	46,568	4,072,837
ResMed, Inc.	48,036	2,953,253
St. Jude Medical, Inc.	93,926	7,438,939
STERIS plc	27,870	1,828,551
Stryker Corp.	100,188	11,387,368
Teleflex, Inc.	13,535	2,002,233
The Cooper Cos., Inc.	15,738	2,588,744
UnitedHealth Group, Inc.	308,499	48,841,562
Universal Health Services, Inc., Class B	28,834	3,547,159
Varian Medical Systems, Inc. *	29,285	2,630,672

3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VCA, Inc. *	25,770	1,613,202
West Pharmaceutical Services, Inc.	22,276	1,807,697
Zimmer Biomet Holdings, Inc.	64,648	6,585,045
		345,394,190

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	83,324	3,648,758
Colgate-Palmolive Co.	295,550	19,278,727
Edgewell Personal Care Co. *	18,693	1,479,364
Herbalife Ltd. *(a)	19,778	969,715
Kimberly-Clark Corp.	116,107	13,423,130
Spectrum Brands Holdings, Inc.	8,542	1,024,100
The Clorox Co.	41,874	4,838,960
The Estee Lauder Cos., Inc., Class A	70,057	5,443,429
The Procter & Gamble Co.	872,943	71,982,880
		122,089,063

Insurance 3.0%
Aflac, Inc.	135,225	9,652,360
Alleghany Corp. *	5,241	2,976,626
American Financial Group, Inc.	23,330	1,918,426
American International Group, Inc.	327,903	20,766,097
Aon plc	86,310	9,847,971
Arch Capital Group Ltd. *	33,572	2,777,076
Arthur J. Gallagher & Co.	54,786	2,758,475
Assurant, Inc.	18,629	1,608,428
Axis Capital Holdings Ltd.	31,012	1,892,042
Brown & Brown, Inc.	38,902	1,686,402
Chubb Ltd.	149,867	19,182,976
Cincinnati Financial Corp.	47,337	3,632,641
CNA Financial Corp.	10,456	400,151
Erie Indemnity Co., Class A	7,782	833,997
Everest Re Group Ltd.	13,664	2,876,955
FNF Group	85,236	2,722,438
Lincoln National Corp.	80,105	5,134,731
Loews Corp.	80,749	3,605,443
Markel Corp. *	4,134	3,713,738
Marsh & McLennan Cos., Inc.	171,007	11,852,495
MetLife, Inc.	363,895	20,017,864
Principal Financial Group, Inc.	85,307	4,921,361
Prudential Financial, Inc.	144,420	14,528,652
Reinsurance Group of America, Inc.	20,900	2,550,845
RenaissanceRe Holdings Ltd.	13,431	1,753,551
The Allstate Corp.	115,560	8,079,955
The Hartford Financial Services Group, Inc.	127,118	5,989,800
The Progressive Corp.	185,411	6,174,186
The Travelers Cos., Inc.	93,939	10,647,986
Torchmark Corp.	37,059	2,597,465
Unum Group	78,076	3,300,273
W.R. Berkley Corp.	33,707	2,082,756
Willis Towers Watson plc	44,616	5,548,892
XL Group Ltd.	96,373	3,481,956
		201,515,010

Materials 3.1%
AdvanSix, Inc. *	9,550	178,585
Air Products & Chemicals, Inc.	70,506	10,185,297
Albemarle Corp.	34,857	3,059,747
Alcoa Corp.	46,772	1,354,985
Ashland Global Holdings, Inc.	21,507	2,423,839
Avery Dennison Corp.	29,041	2,092,694
Axalta Coating Systems Ltd. *	69,142	1,826,732
Ball Corp.	57,016	4,279,621
Berry Plastics Group, Inc. *	40,005	1,991,049
Celanese Corp., Series A	48,859	3,875,496
CF Industries Holdings, Inc.	74,823	2,165,378
Security	Number of Shares	Value ($)
Crown Holdings, Inc. *	43,727	2,378,312
E.I. du Pont de Nemours & Co.	283,976	20,903,473
Eastman Chemical Co.	49,953	3,752,469
Ecolab, Inc.	85,986	10,037,146
FMC Corp.	41,515	2,329,822
Freeport-McMoRan, Inc. *	409,049	6,278,902
Huntsman Corp.	41,801	814,283
International Flavors & Fragrances, Inc.	25,710	3,112,196
International Paper Co.	132,503	6,455,546
LyondellBasell Industries N.V., Class A	111,913	10,107,982
Martin Marietta Materials, Inc.	20,726	4,548,321
Monsanto Co.	144,033	14,793,629
NewMarket Corp.	3,047	1,274,895
Newmont Mining Corp.	175,016	5,677,519
Nucor Corp.	100,845	6,271,551
Packaging Corp. of America	29,232	2,477,704
PPG Industries, Inc.	85,061	8,159,902
Praxair, Inc.	91,455	11,002,036
Reliance Steel & Aluminum Co.	23,684	1,920,772
Royal Gold, Inc.	20,876	1,453,805
RPM International, Inc.	46,953	2,484,283
Sealed Air Corp.	65,557	2,989,399
Sonoco Products Co.	32,864	1,778,928
Steel Dynamics, Inc.	77,310	2,742,959
The Dow Chemical Co.	366,269	20,408,509
The Mosaic Co.	116,038	3,295,479
The Sherwin-Williams Co.	25,810	6,934,373
The Valspar Corp.	22,328	2,279,466
Vulcan Materials Co.	42,787	5,376,187
W.R. Grace & Co.	23,396	1,526,823
Westlake Chemical Corp.	12,989	768,559
WestRock Co.	83,840	4,292,608
		212,061,261

Media 3.2%
CBS Corp., Class A	900	55,854
CBS Corp., Class B Non-Voting Shares	134,349	8,157,671
Charter Communications, Inc., Class A *	70,441	19,393,112
Comcast Corp., Class A	781,566	54,326,653
Discovery Communications, Inc., Class A *	33,577	909,601
Discovery Communications, Inc., Class C *	85,278	2,254,750
DISH Network Corp., Class A *	75,204	4,320,470
Liberty Broadband Corp., Class A *	5,428	377,409
Liberty Broadband Corp., Class C *	23,326	1,663,377
Liberty Global plc, Class A *	87,529	2,741,408
Liberty Global plc, Series C *	212,369	6,466,636
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,258	1,134,665
Liberty Media Corp. - Liberty SiriusXM, Class C *	62,516	2,235,572
Live Nation Entertainment, Inc. *	61,680	1,707,302
News Corp., Class A	121,765	1,407,603
News Corp., Class B	32,668	390,383
Omnicom Group, Inc.	75,624	6,574,751
Scripps Networks Interactive, Inc., Class A	29,581	2,048,780
Sirius XM Holdings, Inc. (a)	566,898	2,590,724
TEGNA, Inc.	72,641	1,629,338
The Interpublic Group of Cos., Inc.	131,168	3,157,214
The Walt Disney Co.	477,878	47,367,267
Time Warner, Inc.	253,133	23,242,672
Tribune Media Co., Class A	29,510	1,059,704
Twenty-First Century Fox, Inc., Class A	353,341	9,932,415
Twenty-First Century Fox, Inc., Class B	139,815	3,923,209
Viacom, Inc., Class A	1,200	49,890
Viacom, Inc., Class B	119,647	4,484,370
		213,602,800

4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	527,082	32,046,586
Agilent Technologies, Inc.	106,465	4,682,331
Alexion Pharmaceuticals, Inc. *	72,977	8,946,250
Alkermes plc *	54,377	3,090,245
Allergan plc *	124,007	24,094,560
Alnylam Pharmaceuticals, Inc. *	23,182	1,016,994
Amgen, Inc.	241,188	34,747,955
Biogen, Inc. *	70,840	20,831,919
BioMarin Pharmaceutical, Inc. *	52,660	4,509,276
Bristol-Myers Squibb Co.	542,584	30,623,441
Celgene Corp. *	252,360	29,907,184
Eli Lilly & Co.	315,274	21,161,191
Endo International plc *	90,024	1,441,284
Gilead Sciences, Inc.	426,848	31,458,698
Illumina, Inc. *	47,468	6,319,889
Incyte Corp. *	54,593	5,584,318
Ionis Pharmaceuticals, Inc. *	39,302	1,719,855
Jazz Pharmaceuticals plc *	20,735	2,148,768
Johnson & Johnson	895,124	99,627,301
Mallinckrodt plc *	37,434	1,972,772
Merck & Co., Inc.	896,660	54,866,625
Mettler-Toledo International, Inc. *	8,323	3,429,242
Mylan N.V. *	148,584	5,439,660
OPKO Health, Inc. *(a)	100,646	1,045,712
PerkinElmer, Inc.	35,998	1,825,819
Perrigo Co., plc	46,552	4,019,300
Pfizer, Inc.	1,968,763	63,276,043
Quintiles IMS Holdings, Inc. *	50,249	3,860,631
Regeneron Pharmaceuticals, Inc. *	25,108	9,521,958
Seattle Genetics, Inc. *	33,815	2,191,550
Thermo Fisher Scientific, Inc.	127,327	17,839,786
United Therapeutics Corp. *	13,970	1,754,772
Vertex Pharmaceuticals, Inc. *	82,463	6,729,805
Waters Corp. *	26,061	3,507,029
Zoetis, Inc.	159,286	8,024,829
		553,263,578

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	24,506	2,685,613
American Campus Communities, Inc.	42,243	1,990,068
American Homes 4 Rent, Class A	61,381	1,293,298
American Tower Corp.	136,506	13,960,469
Apartment Investment & Management Co., Class A	52,799	2,222,838
AvalonBay Communities, Inc.	44,261	7,280,492
Boston Properties, Inc.	50,617	6,270,434
Brixmor Property Group, Inc.	77,514	1,887,466
Camden Property Trust	25,710	2,023,634
CBRE Group, Inc., Class A *	104,716	3,040,953
Crown Castle International Corp.	109,089	9,104,568
DDR Corp.	95,756	1,457,406
Digital Realty Trust, Inc.	47,221	4,359,915
Douglas Emmett, Inc.	50,893	1,867,264
Duke Realty Corp.	113,566	2,887,983
Equinix, Inc.	22,504	7,623,455
Equity LifeStyle Properties, Inc.	26,270	1,823,926
Equity Residential	118,713	7,123,967
Essex Property Trust, Inc.	21,126	4,561,526
Extra Space Storage, Inc.	42,464	2,979,274
Federal Realty Investment Trust	24,258	3,406,308
Forest City Realty Trust, Inc., Class A	77,410	1,431,311
Gaming & Leisure Properties, Inc.	65,475	1,997,642
General Growth Properties, Inc.	196,297	4,974,166
HCP, Inc.	149,789	4,423,269
Highwoods Properties, Inc.	36,958	1,776,201
Host Hotels & Resorts, Inc.	245,111	4,372,780
Security	Number of Shares	Value ($)
Iron Mountain, Inc.	77,876	2,569,908
Jones Lang LaSalle, Inc.	16,449	1,665,955
Kilroy Realty Corp.	31,232	2,259,323
Kimco Realty Corp.	126,022	3,218,602
Lamar Advertising Co., Class A	34,830	2,308,881
Liberty Property Trust	42,890	1,689,866
Mid-America Apartment Communities, Inc.	23,426	2,146,524
National Retail Properties, Inc.	48,399	2,065,669
Omega Healthcare Investors, Inc.	64,448	1,898,638
Prologis, Inc.	169,641	8,634,727
Public Storage	48,946	10,244,398
Quality Care Properties, Inc. *	29,915	448,725
Realogy Holdings Corp.	34,577	835,035
Realty Income Corp.	82,986	4,600,744
Regency Centers Corp.	28,281	1,890,302
Senior Housing Properties Trust	82,886	1,496,921
Simon Property Group, Inc.	101,061	18,155,609
SL Green Realty Corp.	31,727	3,342,757
Spirit Realty Capital, Inc.	159,514	1,721,156
Sun Communities, Inc.	21,476	1,549,923
Taubman Centers, Inc.	18,511	1,345,194
The Macerich Co.	43,836	2,976,026
UDR, Inc.	87,448	2,976,730
Ventas, Inc.	109,669	6,626,201
VEREIT, Inc.	323,315	2,680,281
Vornado Realty Trust	57,160	5,587,390
Weingarten Realty Investors	33,779	1,199,492
Welltower, Inc.	118,423	7,434,596
Weyerhaeuser Co.	245,171	7,558,622
WP Carey, Inc.	39,070	2,270,748
		222,225,169

Retailing 5.3%
Advance Auto Parts, Inc.	23,156	3,930,036
Amazon.com, Inc. *	127,523	95,714,938
AutoNation, Inc. *	7,995	357,057
AutoZone, Inc. *	9,275	7,263,994
Bed Bath & Beyond, Inc.	54,011	2,420,233
Best Buy Co., Inc.	101,949	4,659,069
Burlington Stores, Inc. *	23,423	2,059,350
CarMax, Inc. *	64,900	3,750,571
Dick's Sporting Goods, Inc.	31,137	1,839,263
Dollar General Corp.	82,859	6,406,658
Dollar Tree, Inc. *	81,474	7,182,748
Expedia, Inc.	37,494	4,651,131
Foot Locker, Inc.	49,297	3,533,116
Genuine Parts Co.	46,756	4,499,330
Kohl's Corp.	69,589	3,745,976
L Brands, Inc.	78,421	5,506,723
Liberty Expedia Holdings, Inc., Class A *	17,066	750,221
Liberty Interactive Corp. QVC Group, Class A *	143,400	2,969,814
Liberty Ventures, Series A *	25,599	998,873
LKQ Corp. *	102,333	3,359,592
Lowe's Cos., Inc.	283,537	20,003,535
Macy's, Inc.	103,013	4,347,149
Netflix, Inc. *	139,208	16,287,336
Nordstrom, Inc. (a)	38,996	2,180,656
O'Reilly Automotive, Inc. *	31,618	8,679,141
Ross Stores, Inc.	129,630	8,761,692
Sally Beauty Holdings, Inc. *	48,914	1,281,058
Signet Jewelers Ltd.	25,743	2,350,078
Staples, Inc.	200,718	1,940,943
Target Corp.	184,955	14,285,924
The Gap, Inc.	92,774	2,316,567
The Home Depot, Inc.	401,207	51,916,186
The Michaels Cos., Inc. *	36,758	896,160
The Priceline Group, Inc. *	16,110	24,224,285

5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The TJX Cos., Inc.	216,396	16,952,463
Tiffany & Co.	33,699	2,779,493
Tractor Supply Co.	43,872	3,293,471
TripAdvisor, Inc. *	37,143	1,793,264
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,880	4,899,360
Urban Outfitters, Inc. *	33,510	1,058,916
Williams-Sonoma, Inc.	13,283	727,643
		356,574,013

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	213,501	1,902,294
Analog Devices, Inc.	100,422	7,455,329
Applied Materials, Inc.	352,081	11,337,008
Broadcom Ltd.	128,532	21,913,421
First Solar, Inc. *	8,382	254,142
Intel Corp.	1,542,011	53,507,782
KLA-Tencor Corp.	56,073	4,476,868
Lam Research Corp.	51,533	5,463,529
Linear Technology Corp.	75,460	4,718,514
Marvell Technology Group Ltd.	165,876	2,378,662
Maxim Integrated Products, Inc.	90,309	3,546,434
Microchip Technology, Inc.	69,919	4,627,239
Micron Technology, Inc. *	341,592	6,671,292
NVIDIA Corp.	172,698	15,922,756
Qorvo, Inc. *	40,357	2,155,467
QUALCOMM, Inc.	476,576	32,469,123
Skyworks Solutions, Inc.	61,704	4,741,952
Texas Instruments, Inc.	327,857	24,238,468
Versum Materials, Inc. *	48,318	1,181,858
Xilinx, Inc.	82,316	4,443,418
		213,405,556

Software & Services 12.5%
Accenture plc, Class A	203,134	24,260,294
Activision Blizzard, Inc.	228,593	8,368,790
Adobe Systems, Inc. *	160,710	16,522,595
Akamai Technologies, Inc. *	57,930	3,863,931
Alliance Data Systems Corp.	19,749	4,518,176
Alphabet, Inc., Class A *	95,596	74,171,025
Alphabet, Inc., Class C *	96,571	73,204,681
Amdocs Ltd.	49,217	2,902,327
ANSYS, Inc. *	28,291	2,660,203
Autodesk, Inc. *	63,713	4,626,201
Automatic Data Processing, Inc.	147,839	14,195,501
Broadridge Financial Solutions, Inc.	37,496	2,427,491
CA, Inc.	100,948	3,226,298
Cadence Design Systems, Inc. *	100,660	2,645,345
CDK Global, Inc.	49,985	2,884,135
Citrix Systems, Inc. *	49,433	4,287,324
Cognizant Technology Solutions Corp., Class A *	200,414	11,038,803
Computer Sciences Corp.	44,371	2,690,214
CoStar Group, Inc. *	10,356	1,979,135
CSRA, Inc.	44,371	1,420,316
Dell Technologies, Inc., Class V *	70,301	3,765,322
eBay, Inc. *	342,389	9,521,838
Electronic Arts, Inc. *	100,452	7,959,816
Facebook, Inc., Class A *	756,037	89,529,902
Fidelity National Information Services, Inc.	107,023	8,261,105
Fiserv, Inc. *	72,390	7,573,442
FleetCor Technologies, Inc. *	38,094	5,688,958
Fortinet, Inc. *	55,200	1,661,520
Gartner, Inc. *	29,085	2,990,520
Global Payments, Inc.	49,608	3,400,628
IAC/InterActiveCorp *	23,640	1,592,390
International Business Machines Corp.	281,963	45,740,038
Intuit, Inc.	79,082	8,990,042
Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	25,998	2,247,267
Leidos Holdings, Inc.	47,146	2,413,875
LinkedIn Corp., Class A *	38,935	7,601,669
Mastercard, Inc., Class A	311,557	31,841,125
Microsoft Corp.	2,528,994	152,397,178
Nuance Communications, Inc. *	57,707	935,430
Oracle Corp.	974,646	39,171,023
Paychex, Inc.	107,322	6,326,632
PayPal Holdings, Inc. *	358,691	14,089,382
Red Hat, Inc. *	59,175	4,681,334
Sabre Corp.	60,839	1,572,688
salesforce.com, Inc. *	207,544	14,943,168
ServiceNow, Inc. *	53,605	4,457,256
Splunk, Inc. *	44,960	2,590,595
SS&C Technologies Holdings, Inc.	49,320	1,480,093
Symantec Corp.	201,806	4,922,048
Synopsys, Inc. *	57,789	3,495,079
Teradata Corp. *	31,983	858,744
The Ultimate Software Group, Inc. *	9,541	1,955,237
The Western Union Co.	156,751	3,296,474
Total System Services, Inc.	52,166	2,567,611
Twitter, Inc. *	196,358	3,630,659
Tyler Technologies, Inc. *	10,888	1,621,223
Vantiv, Inc., Class A *	50,433	2,845,934
VeriSign, Inc. *	31,980	2,521,623
Visa, Inc., Class A	611,700	47,296,644
VMware, Inc., Class A *(a)	24,436	1,982,737
Workday, Inc., Class A *	37,104	3,128,609
Xerox Corp.	305,618	2,857,528
Yahoo! Inc. *	289,485	11,874,675
Zillow Group, Inc., Class A *	15,882	558,252
Zillow Group, Inc., Class C *	38,258	1,374,227
		842,104,325

Technology Hardware & Equipment 5.0%
Amphenol Corp., Class A	97,838	6,678,422
Apple, Inc.	1,749,834	193,391,654
Arista Networks, Inc. *	13,635	1,292,734
Arrow Electronics, Inc. *	30,958	2,113,503
Avnet, Inc.	43,707	2,005,714
CDW Corp.	44,538	2,282,127
Cisco Systems, Inc.	1,642,044	48,965,752
CommScope Holding Co., Inc. *	54,304	1,953,858
Corning, Inc.	336,515	8,086,455
F5 Networks, Inc. *	23,381	3,290,876
FLIR Systems, Inc.	44,394	1,594,189
Harris Corp.	39,103	4,049,507
Hewlett Packard Enterprise Co.	548,819	13,061,892
HP, Inc.	566,674	8,726,780
Jabil Circuit, Inc.	59,133	1,250,663
Juniper Networks, Inc.	111,936	3,082,717
Keysight Technologies, Inc. *	52,660	1,939,468
Motorola Solutions, Inc.	50,392	4,043,958
National Instruments Corp.	31,077	915,839
NCR Corp. *	38,978	1,510,397
NetApp, Inc.	98,071	3,585,476
Palo Alto Networks, Inc. *	29,193	3,922,663
Seagate Technology plc	95,730	3,838,773
TE Connectivity Ltd.	119,080	8,054,571
Trimble, Inc. *	88,822	2,503,892
Western Digital Corp.	94,298	6,003,011
		338,144,891

Telecommunication Services 2.4%
AT&T, Inc.	1,995,798	77,097,677
CenturyLink, Inc.	177,940	4,185,149
Frontier Communications Corp.	407,624	1,487,828

6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Level 3 Communications, Inc. *	96,836	5,332,759
SBA Communications Corp., Class A *	42,040	4,160,278
Sprint Corp. *	207,600	1,627,584
T-Mobile US, Inc. *	88,525	4,798,940
Verizon Communications, Inc.	1,326,308	66,182,769
Zayo Group Holdings, Inc. *	32,161	1,109,554
		165,982,538

Transportation 2.2%
Alaska Air Group, Inc.	39,410	3,242,261
AMERCO	1,500	512,190
American Airlines Group, Inc.	171,722	7,974,770
Avis Budget Group, Inc. *	32,364	1,239,218
C.H. Robinson Worldwide, Inc.	47,380	3,546,393
CSX Corp.	314,299	11,255,047
Delta Air Lines, Inc.	249,805	12,035,605
Expeditors International of Washington, Inc.	58,029	3,060,449
FedEx Corp.	80,798	15,486,553
Genesee & Wyoming, Inc., Class A *	9,082	693,865
Hertz Global Holdings, Inc. *	8,282	208,541
J.B. Hunt Transport Services, Inc.	32,053	3,056,895
JetBlue Airways Corp. *	98,132	1,971,472
Kansas City Southern	37,454	3,322,544
Macquarie Infrastructure Corp.	23,326	1,911,332
Norfolk Southern Corp.	97,958	10,428,609
Old Dominion Freight Line, Inc. *	23,126	2,018,900
Southwest Airlines Co.	208,573	9,721,587
Union Pacific Corp.	273,828	27,746,991
United Continental Holdings, Inc. *	97,595	6,729,175
United Parcel Service, Inc., Class B	222,159	25,752,671
		151,915,068

Utilities 3.0%
AES Corp.	228,735	2,619,016
Alliant Energy Corp.	76,677	2,754,238
Ameren Corp.	77,395	3,801,642
American Electric Power Co., Inc.	155,373	9,174,776
American Water Works Co., Inc.	58,603	4,246,959
Aqua America, Inc.	62,873	1,869,214
Atmos Energy Corp.	31,968	2,273,564
Avangrid, Inc.	20,155	729,006
Calpine Corp. *	108,018	1,204,401
CenterPoint Energy, Inc.	147,439	3,517,895
CMS Energy Corp.	84,943	3,416,407
Consolidated Edison, Inc.	95,207	6,642,592
Dominion Resources, Inc.	205,494	15,060,655
DTE Energy Co.	55,585	5,174,408
Duke Energy Corp.	230,278	16,987,608
Edison International	107,280	7,377,646
Entergy Corp.	57,119	3,925,789
Eversource Energy	97,774	5,047,094
Exelon Corp.	302,314	9,828,228
FirstEnergy Corp.	137,392	4,298,996
National Fuel Gas Co.	25,752	1,451,898
NextEra Energy, Inc.	153,664	17,553,039
NiSource, Inc.	98,422	2,159,379
NRG Energy, Inc.	115,805	1,313,229
Security	Number of Shares	Value ($)
OGE Energy Corp.	61,728	1,953,691
PG&E Corp.	161,793	9,513,428
Pinnacle West Capital Corp.	33,633	2,486,488
PPL Corp.	227,227	7,603,015
Public Service Enterprise Group, Inc.	167,539	6,921,036
SCANA Corp.	44,234	3,119,824
Sempra Energy	83,586	8,341,883
The Southern Co.	317,186	14,850,648
UGI Corp.	57,823	2,590,470
WEC Energy Group, Inc.	103,594	5,802,300
Westar Energy, Inc.	55,230	3,145,901
Xcel Energy, Inc.	170,217	6,640,165
		205,396,528
Total Common Stock
(Cost $5,744,563,660)		6,724,421,863

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	8,952,011	8,952,011

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	14,900,878	14,900,878
Total Other Investment Companies
(Cost $23,852,889)		23,852,889

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $5,771,477,102 and the unrealized appreciation and depreciation were $1,084,623,878 and ($107,826,228), respectively, with a net unrealized appreciation of $976,797,650.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,516,231.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	215	23,637,100	536,373

7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,724,421,863	$—	$—	$6,724,421,863
Other Investment Companies[1]	23,852,889	—	—	23,852,889
Total	$6,748,274,752	$—	$—	$6,748,274,752
Other Financial Instruments
Futures Contracts[2]	$536,373	$—	$—	$536,373
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
8

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,664,757,652	3,110,887,818
0.5%	Other Investment Companies	16,870,321	16,870,321
100.3%	Total Investments	2,681,627,973	3,127,758,139
(0.3%)	Other Assets and Liabilities, Net		(9,939,963)
100.0%	Net Assets		3,117,818,176

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.4%
BorgWarner, Inc.	63,822	2,272,063
Lear Corp.	22,669	2,935,862
Tesla Motors, Inc. *(a)	39,286	7,440,769
		12,648,694

Banks 0.5%
CIT Group, Inc.	63,898	2,610,233
East West Bancorp, Inc.	43,422	2,079,045
First Republic Bank	48,876	4,002,945
Signature Bank *	16,845	2,525,234
SVB Financial Group *	17,385	2,747,352
Zions Bancorp	66,941	2,663,582
		16,628,391

Capital Goods 7.1%
3M Co.	193,500	33,231,690
A.O. Smith Corp.	46,526	2,262,559
Acuity Brands, Inc.	13,982	3,515,215
Allegion plc	32,605	2,181,601
AMETEK, Inc.	73,225	3,467,204
B/E Aerospace, Inc.	33,078	1,986,003
Carlisle Cos., Inc.	19,837	2,225,116
Colfax Corp. *	31,027	1,166,925
Cummins, Inc.	49,222	6,978,695
Deere & Co.	92,086	9,227,017
Dover Corp.	49,207	3,572,920
Fastenal Co.	92,152	4,368,005
Flowserve Corp.	42,445	2,014,015
Fortive Corp.	95,119	5,230,594
Fortune Brands Home & Security, Inc.	49,274	2,717,461
HD Supply Holdings, Inc. *	63,841	2,505,121
Hubbell, Inc.	16,116	1,809,505
Huntington Ingalls Industries, Inc.	14,672	2,622,767
IDEX Corp.	24,725	2,314,507
Jacobs Engineering Group, Inc. *	39,924	2,475,687
Lennox International, Inc.	12,384	1,841,129
Lockheed Martin Corp.	80,724	21,412,041
Nordson Corp.	16,940	1,808,006
Northrop Grumman Corp.	57,200	14,279,980
Owens Corning	36,108	1,855,229
Security	Number of Shares	Value ($)
PACCAR, Inc.	111,454	6,926,866
Pentair plc	53,027	3,046,931
Quanta Services, Inc. *	50,442	1,700,904
Roper Technologies, Inc.	32,043	5,803,308
Sensata Technologies Holding N.V. *	54,806	2,048,100
Snap-on, Inc.	18,635	3,115,772
Spirit AeroSystems Holdings, Inc., Class A *	42,463	2,473,470
Stanley Black & Decker, Inc.	48,353	5,736,116
Textron, Inc.	86,194	3,967,510
The Boeing Co.	184,744	27,815,057
The Middleby Corp. *	18,245	2,499,200
The Toro Co.	34,120	1,805,972
TransDigm Group, Inc.	15,996	4,021,874
Trinity Industries, Inc.	47,648	1,324,138
United Rentals, Inc. *	26,698	2,699,435
W.W. Grainger, Inc.	17,680	4,076,478
WABCO Holdings, Inc. *	16,852	1,660,091
Wabtec Corp.	28,692	2,429,352
		220,219,566

Commercial & Professional Services 1.0%
Cintas Corp.	27,816	3,187,714
Copart, Inc. *	32,503	1,778,564
Equifax, Inc.	38,210	4,373,134
IHS Markit Ltd. *	103,736	3,728,272
KAR Auction Services, Inc.	43,072	1,815,915
Nielsen Holdings plc	107,180	4,619,458
Robert Half International, Inc.	42,379	1,901,546
Rollins, Inc.	31,563	1,014,119
Stericycle, Inc. *	27,042	1,973,255
The Dun & Bradstreet Corp.	10,848	1,320,418
TransUnion *	28,160	840,013
Verisk Analytics, Inc. *	51,498	4,278,454
		30,830,862

Consumer Durables & Apparel 2.1%
Carter's, Inc.	15,241	1,391,351
D.R. Horton, Inc.	108,213	2,999,664
Hanesbrands, Inc.	122,075	2,835,802
Harman International Industries, Inc.	21,935	2,399,031
Lennar Corp., B Shares	3,174	107,567
Lennar Corp., Class A	59,369	2,525,557
lululemon athletica, Inc. *	33,229	1,893,721
Michael Kors Holdings Ltd. *	53,547	2,489,400
Mohawk Industries, Inc. *	19,879	3,924,910
NIKE, Inc., Class B	432,738	21,667,192
NVR, Inc. *	1,176	1,875,720
Polaris Industries, Inc. (a)	18,708	1,624,977
PVH Corp.	25,934	2,747,448
Ralph Lauren Corp.	19,001	1,987,695
Toll Brothers, Inc. *	46,647	1,383,550
Under Armour, Inc., Class A *(a)	58,281	1,795,055
Under Armour, Inc., Class C *	58,703	1,513,363

1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VF Corp.	106,400	5,799,864
Whirlpool Corp.	23,724	3,853,726
		64,815,593

Consumer Services 2.5%
Chipotle Mexican Grill, Inc. *	9,213	3,651,388
Domino's Pizza, Inc.	15,402	2,588,152
Dunkin' Brands Group, Inc.	27,995	1,519,849
Hilton Worldwide Holdings, Inc.	182,786	4,582,445
Las Vegas Sands Corp.	117,864	7,386,537
Marriott International, Inc., Class A	103,388	8,144,907
MGM Resorts International *	155,224	4,456,481
Norwegian Cruise Line Holdings Ltd. *	51,387	2,045,717
Royal Caribbean Cruises Ltd.	53,560	4,336,753
Starbucks Corp.	467,227	27,085,149
Vail Resorts, Inc.	12,768	2,022,451
Wynn Resorts Ltd.	24,564	2,505,282
Yum! Brands, Inc.	111,047	7,039,269
		77,364,380

Diversified Financials 7.2%
Affiliated Managers Group, Inc. *	16,848	2,495,189
American Express Co.	246,709	17,772,916
Ameriprise Financial, Inc.	51,297	5,858,630
Berkshire Hathaway, Inc., Class B *	607,214	95,599,772
BlackRock, Inc.	38,825	14,395,922
CBOE Holdings, Inc.	25,268	1,740,965
E*TRADE Financial Corp. *	86,800	2,995,468
FactSet Research Systems, Inc.	13,060	2,091,820
Intercontinental Exchange, Inc.	191,240	10,594,696
Leucadia National Corp.	106,264	2,339,933
MarketAxess Holdings, Inc.	11,840	1,962,717
Moody's Corp.	53,812	5,408,106
Morgan Stanley	469,074	19,400,901
MSCI, Inc.	28,999	2,285,121
OneMain Holdings, Inc. *	18,469	376,214
Raymond James Financial, Inc.	43,038	3,096,154
S&P Global, Inc.	83,918	9,985,403
SEI Investments Co.	44,108	2,081,015
T. Rowe Price Group, Inc.	78,456	5,810,451
TD Ameritrade Holding Corp.	76,788	3,149,076
The Charles Schwab Corp. (b)	385,501	14,903,469
		224,343,938

Energy 4.2%
Anadarko Petroleum Corp.	173,414	11,991,578
Antero Resources Corp. *	42,857	1,049,568
Baker Hughes, Inc.	135,745	8,732,476
Cabot Oil & Gas Corp.	149,973	3,317,403
Cheniere Energy, Inc. *	75,686	3,092,530
Cimarex Energy Co.	30,557	4,213,199
Concho Resources, Inc. *	46,395	6,635,413
Continental Resources, Inc. *	27,466	1,593,303
Core Laboratories N.V.	14,243	1,591,798
Diamondback Energy, Inc. *	24,524	2,644,913
EOG Resources, Inc.	175,423	17,984,366
EQT Corp.	55,610	3,897,149
Halliburton Co.	273,114	14,499,622
Parsley Energy, Inc., Class A *	50,948	1,943,666
Pioneer Natural Resources Co.	54,012	10,318,452
Schlumberger Ltd.	445,089	37,409,730
Weatherford International plc *	284,216	1,452,344
		132,367,510

Security	Number of Shares	Value ($)
Food & Staples Retailing 2.5%
Casey's General Stores, Inc.	13,612	1,639,565
Costco Wholesale Corp.	140,283	21,057,881
CVS Health Corp.	339,717	26,120,840
Rite Aid Corp. *	332,488	2,646,605
US Foods Holding Corp. *	14,328	327,538
Walgreens Boots Alliance, Inc.	272,408	23,081,130
Whole Foods Market, Inc.	100,809	3,063,586
		77,937,145

Food, Beverage & Tobacco 1.4%
Brown-Forman Corp., Class A	20,502	968,514
Brown-Forman Corp., Class B	55,650	2,523,728
Constellation Brands, Inc., Class A	56,828	8,588,984
Mead Johnson Nutrition Co.	59,036	4,255,905
Monster Beverage Corp. *	128,799	5,763,755
Post Holdings, Inc. *	20,292	1,548,888
The Hain Celestial Group, Inc. *	33,777	1,323,721
The Hershey Co.	44,604	4,310,531
The J.M. Smucker Co.	36,608	4,610,778
The WhiteWave Foods Co. *	58,304	3,211,967
TreeHouse Foods, Inc. *	19,532	1,353,958
Tyson Foods, Inc., Class A	94,802	5,385,702
		43,846,431

Health Care Equipment & Services 8.6%
ABIOMED, Inc. *	12,584	1,412,428
Aetna, Inc.	111,516	14,590,753
Align Technology, Inc. *	23,624	2,198,213
AmerisourceBergen Corp.	53,473	4,170,359
Becton Dickinson & Co.	68,363	11,560,183
C.R. Bard, Inc.	23,676	4,984,982
Centene Corp. *	53,825	3,101,935
Cerner Corp. *	96,184	4,788,040
Cigna Corp.	81,650	11,001,521
Danaher Corp.	195,213	15,259,800
DaVita, Inc. *	52,913	3,352,039
DENTSPLY SIRONA, Inc.	74,219	4,318,061
DexCom, Inc. *	26,792	1,749,250
Edwards Lifesciences Corp. *	67,910	5,626,344
Envision Healthcare Holdings, Inc. *	60,925	1,384,216
Express Scripts Holding Co. *	200,799	15,236,628
HCA Holdings, Inc. *	94,227	6,679,752
Henry Schein, Inc. *	25,998	3,872,662
Hologic, Inc. *	88,178	3,375,454
Humana, Inc.	47,871	10,179,289
IDEXX Laboratories, Inc. *	28,767	3,384,438
Intuitive Surgical, Inc. *	12,367	7,961,133
Laboratory Corp. of America Holdings *	32,081	4,037,394
McKesson Corp.	72,503	10,426,656
MEDNAX, Inc. *	28,558	1,869,692
Medtronic plc	442,537	32,309,626
ResMed, Inc.	43,820	2,694,054
STERIS plc	27,056	1,775,144
Stryker Corp.	98,943	11,245,861
Teleflex, Inc.	13,828	2,045,576
The Cooper Cos., Inc.	15,423	2,536,929
UnitedHealth Group, Inc.	304,805	48,256,728
Universal Health Services, Inc., Class B	29,239	3,596,982
Varian Medical Systems, Inc. *	30,079	2,701,997
VCA, Inc. *	25,468	1,594,297
West Pharmaceutical Services, Inc.	22,980	1,864,827
		267,143,243

2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Church & Dwight Co., Inc.	81,601	3,573,308
Herbalife Ltd. *(a)	22,605	1,108,323
Spectrum Brands Holdings, Inc.	7,749	929,027
The Clorox Co.	41,712	4,820,239
The Estee Lauder Cos., Inc., Class A	71,383	5,546,459
		15,977,356

Insurance 1.0%
Alleghany Corp. *	4,966	2,820,440
Aon plc	84,710	9,665,411
Arch Capital Group Ltd. *	39,770	3,289,774
Erie Indemnity Co., Class A	5,779	619,335
Everest Re Group Ltd.	13,150	2,768,733
Markel Corp. *	4,441	3,989,528
RenaissanceRe Holdings Ltd.	12,889	1,682,788
W.R. Berkley Corp.	31,501	1,946,447
Willis Towers Watson plc	42,012	5,225,032
		32,007,488

Materials 2.9%
Axalta Coating Systems Ltd. *	68,980	1,822,452
Ball Corp.	55,738	4,183,694
Berry Plastics Group, Inc. *	41,696	2,075,210
Crown Holdings, Inc. *	44,515	2,421,171
Ecolab, Inc.	83,470	9,743,453
FMC Corp.	44,436	2,493,748
International Flavors & Fragrances, Inc.	24,968	3,022,376
Martin Marietta Materials, Inc.	20,677	4,537,568
Monsanto Co.	139,373	14,315,001
NewMarket Corp.	2,888	1,208,368
Packaging Corp. of America	30,981	2,625,949
PPG Industries, Inc.	84,388	8,095,341
Praxair, Inc.	90,853	10,929,616
Royal Gold, Inc.	20,492	1,427,063
The Sherwin-Williams Co.	25,609	6,880,370
The Valspar Corp.	23,443	2,393,296
Vulcan Materials Co.	42,548	5,346,156
W.R. Grace & Co.	22,546	1,471,352
WestRock Co.	80,241	4,108,339
		89,100,523

Media 4.7%
Charter Communications, Inc., Class A *	68,981	18,991,159
Comcast Corp., Class A	768,043	53,386,669
Discovery Communications, Inc., Class A *	51,802	1,403,316
Discovery Communications, Inc., Class C *	68,285	1,805,455
DISH Network Corp., Class A *	71,232	4,092,278
Liberty Broadband Corp., Class A *	9,726	676,249
Liberty Global plc, Class A *	84,076	2,633,260
Liberty Global plc, Series C *	209,381	6,375,652
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,892	1,085,080
Liberty Media Corp. - Liberty SiriusXM, Class C *	53,685	1,919,776
Live Nation Entertainment, Inc. *	42,724	1,182,600
Scripps Networks Interactive, Inc., Class A	29,754	2,060,762
Sirius XM Holdings, Inc. (a)	586,106	2,678,504
The Walt Disney Co.	472,472	46,831,425
		145,122,185

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Alexion Pharmaceuticals, Inc. *	71,808	8,802,943
Alkermes plc *	49,540	2,815,358
Allergan plc *	120,329	23,379,925
Alnylam Pharmaceuticals, Inc. *	23,048	1,011,116
Amgen, Inc.	239,110	34,448,578
Biogen, Inc. *	70,080	20,608,425
BioMarin Pharmaceutical, Inc. *	54,341	4,653,220
Celgene Corp. *	246,829	29,251,705
Endo International plc *	65,822	1,053,810
Gilead Sciences, Inc.	422,251	31,119,899
Illumina, Inc. *	46,467	6,186,616
Incyte Corp. *	56,214	5,750,130
Ionis Pharmaceuticals, Inc. *	42,372	1,854,199
Jazz Pharmaceuticals plc *	19,613	2,032,495
Mallinckrodt plc *	34,260	1,805,502
Mettler-Toledo International, Inc. *	8,520	3,510,410
Mylan N.V. *	144,739	5,298,895
OPKO Health, Inc. *(a)	104,707	1,087,906
Perrigo Co., plc	45,931	3,965,682
Regeneron Pharmaceuticals, Inc. *	23,983	9,095,313
Seattle Genetics, Inc. *	30,409	1,970,807
Thermo Fisher Scientific, Inc.	125,458	17,577,920
United Therapeutics Corp. *	13,913	1,747,612
Vertex Pharmaceuticals, Inc. *	79,575	6,494,116
Waters Corp. *	25,614	3,446,876
Zoetis, Inc.	158,744	7,997,523
		236,966,981

Real Estate 4.3%
Alexandria Real Estate Equities, Inc.	24,524	2,687,585
American Campus Communities, Inc.	40,604	1,912,854
American Tower Corp.	137,374	14,049,239
AvalonBay Communities, Inc.	44,495	7,318,983
Boston Properties, Inc.	48,663	6,028,372
CBRE Group, Inc., Class A *	94,243	2,736,817
Crown Castle International Corp.	114,965	9,594,979
Digital Realty Trust, Inc.	50,076	4,623,517
Equinix, Inc.	22,634	7,667,494
Equity LifeStyle Properties, Inc.	25,468	1,768,243
Essex Property Trust, Inc.	20,875	4,507,330
Extra Space Storage, Inc.	39,551	2,774,898
Federal Realty Investment Trust	22,656	3,181,355
Highwoods Properties, Inc.	31,932	1,534,652
Jones Lang LaSalle, Inc.	14,190	1,437,163
Kilroy Realty Corp.	29,000	2,097,860
Mid-America Apartment Communities, Inc.	24,904	2,281,954
Public Storage	47,622	9,967,285
Realogy Holdings Corp.	44,933	1,085,132
Simon Property Group, Inc.	100,191	17,999,313
SL Green Realty Corp.	32,060	3,377,842
Sun Communities, Inc.	19,848	1,432,430
Taubman Centers, Inc.	18,843	1,369,321
The Macerich Co.	38,196	2,593,126
Ventas, Inc.	112,015	6,767,946
Vornado Realty Trust	54,889	5,365,400
Welltower, Inc.	114,756	7,204,382
		133,365,472

Retailing 10.0%
Advance Auto Parts, Inc.	23,734	4,028,134
Amazon.com, Inc. *	125,745	94,380,425
AutoNation, Inc. *	20,884	932,679
AutoZone, Inc. *	9,277	7,265,561
Bed Bath & Beyond, Inc.	49,696	2,226,878
Burlington Stores, Inc. *	24,416	2,146,655

3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CarMax, Inc. *	62,081	3,587,661
Dick's Sporting Goods, Inc.	27,366	1,616,510
Dollar General Corp.	82,441	6,374,338
Dollar Tree, Inc. *	75,839	6,685,966
Expedia, Inc.	37,954	4,708,194
L Brands, Inc.	76,492	5,371,268
Liberty Expedia Holdings, Inc., Class A *	17,582	772,905
Liberty Interactive Corp. QVC Group, Class A *	134,883	2,793,427
Liberty Ventures, Series A *	26,384	1,029,504
LKQ Corp. *	99,706	3,273,348
Lowe's Cos., Inc.	278,513	19,649,092
Netflix, Inc. *	136,487	15,968,979
O'Reilly Automotive, Inc. *	30,181	8,284,685
Ross Stores, Inc.	125,572	8,487,411
Sally Beauty Holdings, Inc. *	44,238	1,158,593
Signet Jewelers Ltd.	24,017	2,192,512
The Home Depot, Inc.	395,391	51,163,595
The Michaels Cos., Inc. *	32,432	790,692
The Priceline Group, Inc. *	15,908	23,920,541
The TJX Cos., Inc.	209,704	16,428,211
Tiffany & Co.	34,545	2,849,272
Tractor Supply Co.	42,288	3,174,560
TripAdvisor, Inc. *	36,185	1,747,012
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,612	4,829,814
Urban Outfitters, Inc. *	30,293	957,259
Williams-Sonoma, Inc.	27,047	1,481,635
		310,277,316

Semiconductors & Semiconductor Equipment 2.6%
Broadcom Ltd.	126,766	21,612,336
Lam Research Corp.	50,460	5,349,769
NVIDIA Corp.	170,255	15,697,511
Qorvo, Inc. *	40,691	2,173,306
QUALCOMM, Inc.	471,582	32,128,882
Skyworks Solutions, Inc.	60,579	4,655,496
		81,617,300

Software & Services 17.6%
Accenture plc, Class A	199,264	23,798,100
Activision Blizzard, Inc.	217,230	7,952,790
Adobe Systems, Inc. *	158,917	16,338,257
Akamai Technologies, Inc. *	56,753	3,785,425
Alliance Data Systems Corp.	18,767	4,293,514
Alphabet, Inc., Class A *	94,351	73,205,054
Alphabet, Inc., Class C *	94,287	71,473,318
ANSYS, Inc. *	27,566	2,592,031
Autodesk, Inc. *	62,194	4,515,906
Automatic Data Processing, Inc.	145,269	13,948,729
Cadence Design Systems, Inc. *	93,932	2,468,533
CDK Global, Inc.	48,409	2,793,199
Citrix Systems, Inc. *	49,686	4,309,267
Cognizant Technology Solutions Corp., Class A *	192,890	10,624,381
CoStar Group, Inc. *	10,308	1,969,962
Dell Technologies, Inc., Class V *	69,522	3,723,598
eBay, Inc. *	334,461	9,301,360
Electronic Arts, Inc. *	96,767	7,667,817
Facebook, Inc., Class A *	742,517	87,928,863
Fidelity National Information Services, Inc.	103,941	8,023,206
Fiserv, Inc. *	71,604	7,491,211
FleetCor Technologies, Inc. *	38,423	5,738,091
Fortinet, Inc. *	45,203	1,360,610
Gartner, Inc. *	27,094	2,785,805
Global Payments, Inc.	49,664	3,404,467
IAC/InterActiveCorp *	22,505	1,515,937
Intuit, Inc.	77,948	8,861,129
Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	25,919	2,240,438
LinkedIn Corp., Class A *	38,068	7,432,396
Mastercard, Inc., Class A	307,124	31,388,073
Nuance Communications, Inc. *	82,671	1,340,097
PayPal Holdings, Inc. *	358,269	14,072,806
Red Hat, Inc. *	58,565	4,633,077
Sabre Corp.	65,067	1,681,982
salesforce.com, Inc. *	206,479	14,866,488
ServiceNow, Inc. *	53,132	4,417,926
Splunk, Inc. *	43,515	2,507,334
SS&C Technologies Holdings, Inc.	50,936	1,528,589
Synopsys, Inc. *	47,415	2,867,659
The Ultimate Software Group, Inc. *	9,052	1,855,026
Total System Services, Inc.	53,236	2,620,276
Twitter, Inc. *	187,408	3,465,174
Tyler Technologies, Inc. *	10,296	1,533,074
Vantiv, Inc., Class A *	49,788	2,809,537
VeriSign, Inc. *	28,827	2,273,009
Visa, Inc., Class A	604,002	46,701,435
VMware, Inc., Class A *(a)	26,390	2,141,285
Workday, Inc., Class A *	38,603	3,255,005
Zillow Group, Inc., Class A *	15,272	536,811
Zillow Group, Inc., Class C *	32,644	1,172,573
		549,210,630

Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	97,508	6,655,896
Apple, Inc.	1,722,265	190,344,728
Arista Networks, Inc. *	12,968	1,229,496
CDW Corp.	50,569	2,591,155
CommScope Holding Co., Inc. *	54,770	1,970,625
F5 Networks, Inc. *	21,220	2,986,715
FLIR Systems, Inc.	45,971	1,650,819
Juniper Networks, Inc.	125,483	3,455,802
Palo Alto Networks, Inc. *	28,446	3,822,289
Trimble, Inc. *	80,254	2,262,360
		216,969,885

Telecommunication Services 0.4%
Level 3 Communications, Inc. *	92,810	5,111,047
SBA Communications Corp., Class A *	39,909	3,949,395
T-Mobile US, Inc. *	91,688	4,970,406
		14,030,848

Transportation 3.7%
Alaska Air Group, Inc.	40,452	3,327,986
AMERCO	1,537	524,824
Avis Budget Group, Inc. *	29,045	1,112,133
C.H. Robinson Worldwide, Inc.	45,783	3,426,858
Delta Air Lines, Inc.	237,851	11,459,661
FedEx Corp.	77,853	14,922,085
Genesee & Wyoming, Inc., Class A *	18,745	1,432,118
Hertz Global Holdings, Inc. *	22,488	566,248
J.B. Hunt Transport Services, Inc.	28,217	2,691,055
JetBlue Airways Corp. *	102,270	2,054,604
Kansas City Southern	34,207	3,034,503
Macquarie Infrastructure Corp.	24,369	1,996,796
Old Dominion Freight Line, Inc. *	23,790	2,076,867
Southwest Airlines Co.	196,993	9,181,844
Union Pacific Corp.	265,471	26,900,176
United Continental Holdings, Inc. *	93,376	6,438,275
United Parcel Service, Inc., Class B	221,922	25,725,198
		116,871,231

4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.0%
Calpine Corp. *	109,852	1,224,850
Total Common Stock
(Cost $2,664,757,652)		3,110,887,818

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	3,512,796	3,512,796

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	13,357,525	13,357,525
Total Other Investment Companies
(Cost $16,870,321)		16,870,321

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $2,683,727,898 and the unrealized appreciation and depreciation were $516,563,359 and ($72,533,118), respectively, with a net unrealized appreciation of $444,030,241.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,015,554.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	60	6,596,400	157,947

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,110,887,818	$—	$—	$3,110,887,818
Other Investment Companies[1]	16,870,321	—	—	16,870,321
Total	$3,127,758,139	$—	$—	$3,127,758,139
Other Financial Instruments
Futures Contracts[2]	$157,947	$—	$—	$157,947
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
5

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,390,752,316	2,700,951,879
0.1%	Other Investment Companies	4,156,040	4,156,040
99.7%	Total Investments	2,394,908,356	2,705,107,919
0.3%	Other Assets and Liabilities, Net		7,932,096
100.0%	Net Assets		2,713,040,015

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.3%
Adient plc *	23,171	1,241,039
Autoliv, Inc.	22,613	2,339,541
Delphi Automotive plc	68,373	4,375,872
Ford Motor Co.	960,798	11,491,144
General Motors Co.	348,478	12,032,945
Harley-Davidson, Inc.	44,456	2,706,926
The Goodyear Tire & Rubber Co.	63,680	1,954,339
		36,141,806

Banks 11.4%
Bank of America Corp.	2,517,798	53,175,894
BB&T Corp.	196,984	8,913,526
BOK Financial Corp.	5,133	412,282
Citigroup, Inc.	714,947	40,315,861
Citizens Financial Group, Inc.	127,117	4,259,691
Comerica, Inc.	45,259	2,885,261
Cullen/Frost Bankers, Inc.	13,296	1,094,394
Fifth Third Bancorp	196,372	5,109,599
Huntington Bancshares, Inc.	271,997	3,389,083
JPMorgan Chase & Co.	892,391	71,542,986
KeyCorp	276,010	4,777,733
M&T Bank Corp.	38,323	5,516,213
New York Community Bancorp, Inc.	121,533	1,942,097
People's United Financial, Inc.	86,229	1,614,207
Regions Financial Corp.	324,307	4,391,117
SunTrust Banks, Inc.	122,863	6,382,733
TFS Financial Corp.	22,168	412,990
The PNC Financial Services Group, Inc.	120,730	13,345,494
U.S. Bancorp	395,653	19,632,302
Wells Fargo & Co.	1,121,713	59,361,052
		308,474,515

Capital Goods 8.0%
AGCO Corp.	17,992	1,003,954
Allison Transmission Holdings, Inc.	44,069	1,461,769
Arconic, Inc.	112,409	2,167,245
Caterpillar, Inc.	143,299	13,693,652
Donaldson Co., Inc.	31,444	1,275,369
Eaton Corp. plc	109,557	7,286,636
Emerson Electric Co.	157,701	8,900,644
Security	Number of Shares	Value ($)
Fluor Corp.	34,644	1,853,800
General Dynamics Corp.	70,214	12,312,025
General Electric Co.	2,211,483	68,025,217
Honeywell International, Inc.	187,406	21,353,040
Illinois Tool Works, Inc.	77,688	9,724,984
Ingersoll-Rand plc	66,103	4,927,318
Johnson Controls International plc	231,772	10,425,105
L-3 Communications Holdings, Inc.	20,073	3,166,917
Lincoln Electric Holdings, Inc.	14,152	1,111,073
Masco Corp.	84,685	2,680,280
Parker-Hannifin Corp.	34,162	4,746,127
Raytheon Co.	72,806	10,887,409
Rockwell Automation, Inc.	33,008	4,413,500
Rockwell Collins, Inc.	33,666	3,121,511
United Technologies Corp.	191,851	20,666,190
Xylem, Inc.	45,763	2,360,456
		217,564,221

Commercial & Professional Services 0.4%
ManpowerGroup, Inc.	16,120	1,376,809
Republic Services, Inc.	56,767	3,150,001
Waste Management, Inc.	99,490	6,916,545
		11,443,355

Consumer Durables & Apparel 0.7%
Coach, Inc.	64,992	2,365,059
Garmin Ltd.	30,093	1,569,651
Hasbro, Inc.	28,601	2,442,239
Leggett & Platt, Inc.	34,141	1,640,817
Mattel, Inc.	85,020	2,684,081
Newell Brands, Inc.	116,459	5,474,738
PulteGroup, Inc.	78,091	1,472,796
		17,649,381

Consumer Services 1.5%
Aramark	61,631	2,120,722
Carnival Corp.	107,328	5,517,732
Darden Restaurants, Inc.	29,486	2,161,324
H&R Block, Inc.	58,906	1,305,357
McDonald's Corp.	209,914	25,036,443
Service Corp. International	48,618	1,312,200
Wyndham Worldwide Corp.	28,320	2,038,757
		39,492,535

Diversified Financials 3.7%
AGNC Investment Corp.	88,748	1,656,038
Ally Financial, Inc.	114,796	2,229,338
Annaly Capital Management, Inc.	263,039	2,688,259
Capital One Financial Corp.	123,886	10,411,379
CME Group, Inc.	83,783	9,459,939
Discover Financial Services	98,676	6,687,272
Eaton Vance Corp.	29,718	1,201,796
Franklin Resources, Inc.	83,760	3,288,418

1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Invesco Ltd.	104,787	3,280,881
Lazard Ltd., Class A	31,874	1,238,305
Legg Mason, Inc.	25,167	802,827
Nasdaq, Inc.	30,299	1,941,863
Navient Corp.	81,902	1,411,171
Northern Trust Corp.	52,209	4,288,969
Santander Consumer USA Holdings, Inc. *	25,410	350,150
Starwood Property Trust, Inc.	54,340	1,221,020
State Street Corp.	90,557	7,135,892
Synchrony Financial	194,417	6,719,051
The Bank of New York Mellon Corp.	262,011	12,424,562
The Goldman Sachs Group, Inc.	92,765	20,342,437
Voya Financial, Inc.	49,531	1,925,270
		100,704,837

Energy 9.8%
Apache Corp.	95,571	6,302,907
Chesapeake Energy Corp. *	180,793	1,265,551
Chevron Corp.	465,686	51,951,930
ConocoPhillips	308,064	14,947,265
Devon Energy Corp.	126,478	6,112,682
Energen Corp. *	22,012	1,366,285
Exxon Mobil Corp.	1,023,691	89,368,224
FMC Technologies, Inc. *	51,984	1,780,972
Helmerich & Payne, Inc.	27,273	2,063,202
Hess Corp.	64,838	3,628,335
HollyFrontier Corp.	45,254	1,301,958
Kinder Morgan, Inc.	471,417	10,465,457
Marathon Oil Corp.	214,230	3,868,994
Marathon Petroleum Corp.	134,323	6,315,868
Murphy Oil Corp.	41,791	1,417,133
National Oilwell Varco, Inc.	90,577	3,383,957
Newfield Exploration Co. *	48,220	2,180,508
Noble Energy, Inc.	102,040	3,893,846
Occidental Petroleum Corp.	189,979	13,556,901
ONEOK, Inc.	54,939	3,017,799
Phillips 66	111,270	9,244,312
Range Resources Corp.	46,388	1,631,930
Southwestern Energy Co. *	125,760	1,427,376
Spectra Energy Corp.	174,189	7,133,040
Targa Resources Corp.	39,308	2,094,723
Tesoro Corp.	29,496	2,399,500
The Williams Cos., Inc.	171,366	5,260,936
Transocean Ltd. *	93,554	1,206,847
Valero Energy Corp.	117,449	7,230,160
		265,818,598

Food & Staples Retailing 1.5%
Sysco Corp.	124,673	6,638,837
The Kroger Co.	233,884	7,554,453
Wal-Mart Stores, Inc.	376,010	26,482,385
		40,675,675

Food, Beverage & Tobacco 8.3%
Altria Group, Inc.	483,761	30,926,841
Archer-Daniels-Midland Co.	143,903	6,220,927
Bunge Ltd.	34,377	2,347,262
Campbell Soup Co.	48,817	2,777,199
ConAgra Brands, Inc.	103,001	3,779,107
Dr. Pepper Snapple Group, Inc.	47,110	4,086,321
General Mills, Inc.	146,596	8,933,560
Hormel Foods Corp.	70,779	2,423,473
Ingredion, Inc.	18,229	2,139,720
Kellogg Co.	62,390	4,492,080
Lamb Weston Holdings, Inc. *	34,303	1,148,464
McCormick & Co., Inc. Non-Voting Shares	30,182	2,752,598
Security	Number of Shares	Value ($)
Molson Coors Brewing Co., Class B	46,614	4,569,570
Mondelez International, Inc., Class A	383,023	15,795,869
PepsiCo, Inc.	354,629	35,498,363
Philip Morris International, Inc.	383,043	33,815,036
Pilgrim's Pride Corp.	15,463	272,303
Pinnacle Foods, Inc.	27,708	1,373,209
Reynolds American, Inc.	205,352	11,109,543
The Coca-Cola Co.	958,079	38,658,488
The Kraft Heinz Co.	146,453	11,957,887
		225,077,820

Health Care Equipment & Services 2.0%
Abbott Laboratories	361,071	13,745,973
Anthem, Inc.	64,966	9,259,604
Baxter International, Inc.	119,306	5,293,607
Boston Scientific Corp. *	334,291	6,839,594
Cardinal Health, Inc.	77,521	5,504,766
Patterson Cos., Inc.	21,692	840,348
Quest Diagnostics, Inc.	33,193	2,903,060
St. Jude Medical, Inc.	71,776	5,684,659
Zimmer Biomet Holdings, Inc.	50,489	5,142,810
		55,214,421

Household & Personal Products 3.0%
Colgate-Palmolive Co.	217,948	14,216,748
Edgewell Personal Care Co. *	16,968	1,342,847
Kimberly-Clark Corp.	87,906	10,162,813
The Procter & Gamble Co.	661,070	54,511,832
		80,234,240

Insurance 4.7%
Aflac, Inc.	99,168	7,078,612
American Financial Group, Inc.	17,866	1,469,121
American International Group, Inc.	250,522	15,865,558
Arthur J. Gallagher & Co.	45,709	2,301,448
Assurant, Inc.	14,452	1,247,786
Axis Capital Holdings Ltd.	24,058	1,467,779
Brown & Brown, Inc.	28,614	1,240,417
Chubb Ltd.	114,601	14,668,928
Cincinnati Financial Corp.	36,936	2,834,469
CNA Financial Corp.	7,166	274,243
FNF Group	69,637	2,224,206
Lincoln National Corp.	58,088	3,723,441
Loews Corp.	69,495	3,102,952
Marsh & McLennan Cos., Inc.	125,792	8,718,643
MetLife, Inc.	271,014	14,908,480
Principal Financial Group, Inc.	69,266	3,995,955
Prudential Financial, Inc.	107,655	10,830,093
Reinsurance Group of America, Inc.	16,793	2,049,586
The Allstate Corp.	91,558	6,401,735
The Hartford Financial Services Group, Inc.	95,009	4,476,824
The Progressive Corp.	142,068	4,730,864
The Travelers Cos., Inc.	69,939	7,927,586
Torchmark Corp.	27,191	1,905,817
Unum Group	59,892	2,531,635
XL Group Ltd.	67,600	2,442,388
		128,418,566

Materials 3.4%
AdvanSix, Inc. *	7,390	138,193
Air Products & Chemicals, Inc.	52,953	7,649,590
Albemarle Corp.	27,738	2,434,842
Alcoa Corp.	37,451	1,084,956
Ashland Global Holdings, Inc.	15,760	1,776,152
Avery Dennison Corp.	22,706	1,636,194

2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Celanese Corp., Series A	38,245	3,033,593
CF Industries Holdings, Inc.	53,775	1,556,249
E.I. du Pont de Nemours & Co.	214,886	15,817,758
Eastman Chemical Co.	36,458	2,738,725
Freeport-McMoRan, Inc. *	303,641	4,660,889
Huntsman Corp.	51,042	994,298
International Paper Co.	101,579	4,948,929
LyondellBasell Industries N.V., Class A	84,094	7,595,370
Newmont Mining Corp.	130,515	4,233,907
Nucor Corp.	80,264	4,991,618
Reliance Steel & Aluminum Co.	18,814	1,525,815
RPM International, Inc.	33,411	1,767,776
Sealed Air Corp.	48,776	2,224,186
Sonoco Products Co.	22,878	1,238,386
Steel Dynamics, Inc.	55,620	1,973,398
The Dow Chemical Co.	276,604	15,412,375
The Mosaic Co.	88,850	2,523,340
Westlake Chemical Corp.	9,110	539,039
		92,495,578

Media 1.8%
CBS Corp., Class A	2,384	147,951
CBS Corp., Class B Non-Voting Shares	99,656	6,051,112
Liberty Broadband Corp., Class C *	15,732	1,121,849
News Corp., Class A	81,394	940,915
News Corp., Class B	39,404	470,878
Omnicom Group, Inc.	57,633	5,010,613
TEGNA, Inc.	56,688	1,271,512
The Interpublic Group of Cos., Inc.	100,888	2,428,374
Time Warner, Inc.	191,204	17,556,351
Tribune Media Co., Class A	20,812	747,359
Twenty-First Century Fox, Inc., Class A	267,430	7,517,457
Twenty-First Century Fox, Inc., Class B	119,627	3,356,734
Viacom, Inc., Class A	1,166	48,476
Viacom, Inc., Class B	87,806	3,290,969
		49,960,550

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	400,561	24,354,109
Agilent Technologies, Inc.	83,732	3,682,533
Bristol-Myers Squibb Co.	413,754	23,352,276
Eli Lilly & Co.	240,648	16,152,294
Johnson & Johnson	676,299	75,272,079
Merck & Co., Inc.	682,992	41,792,280
PerkinElmer, Inc.	27,214	1,380,294
Pfizer, Inc.	1,497,086	48,116,344
Quintiles IMS Holdings, Inc. *	35,262	2,709,179
		236,811,388

Real Estate 2.5%
American Homes 4 Rent, Class A	50,904	1,072,547
Apartment Investment & Management Co., Class A	38,243	1,610,030
Brixmor Property Group, Inc.	66,557	1,620,663
Camden Property Trust	21,441	1,687,621
DDR Corp.	81,204	1,235,925
Douglas Emmett, Inc.	32,650	1,197,929
Duke Realty Corp.	90,329	2,297,066
Equity Residential	89,066	5,344,851
Forest City Realty Trust, Inc., Class A	49,040	906,750
Forest City Realty Trust, Inc., Class B	200	3,762
Gaming & Leisure Properties, Inc.	44,228	1,349,396
General Growth Properties, Inc.	146,845	3,721,052
HCP, Inc.	114,974	3,395,182
Host Hotels & Resorts, Inc.	189,005	3,371,849
Iron Mountain, Inc.	60,601	1,999,833
Security	Number of Shares	Value ($)
Kimco Realty Corp.	99,093	2,530,835
Lamar Advertising Co., Class A	20,913	1,386,323
Liberty Property Trust	37,042	1,459,455
National Retail Properties, Inc.	36,371	1,552,314
Omega Healthcare Investors, Inc.	45,582	1,342,846
Prologis, Inc.	132,689	6,753,870
Quality Care Properties, Inc. *	22,951	344,265
Realty Income Corp.	66,345	3,678,167
Regency Centers Corp.	26,278	1,756,422
Senior Housing Properties Trust	63,631	1,149,176
Spirit Realty Capital, Inc.	110,068	1,187,634
UDR, Inc.	69,278	2,358,223
VEREIT, Inc.	248,466	2,059,783
Weingarten Realty Investors	27,643	981,603
Weyerhaeuser Co.	188,818	5,821,259
WP Carey, Inc.	25,027	1,454,569
		66,631,200

Retailing 1.1%
Best Buy Co., Inc.	70,715	3,231,676
Foot Locker, Inc.	32,072	2,298,600
Genuine Parts Co.	38,297	3,685,320
Kohl's Corp.	43,981	2,367,497
Macy's, Inc.	77,575	3,273,665
Nordstrom, Inc. (a)	26,477	1,480,594
Staples, Inc.	162,682	1,573,135
Target Corp.	140,955	10,887,364
The Gap, Inc.	57,817	1,443,691
		30,241,542

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	192,636	1,716,387
Analog Devices, Inc.	77,885	5,782,182
Applied Materials, Inc.	265,552	8,550,775
First Solar, Inc. *	19,447	589,633
Intel Corp.	1,168,581	40,549,761
KLA-Tencor Corp.	38,920	3,107,373
Linear Technology Corp.	60,102	3,758,178
Marvell Technology Group Ltd.	109,707	1,573,198
Maxim Integrated Products, Inc.	69,694	2,736,883
Microchip Technology, Inc.	54,906	3,633,679
Micron Technology, Inc. *	252,473	4,930,798
Texas Instruments, Inc.	247,129	18,270,247
Versum Materials, Inc. *	26,296	643,200
Xilinx, Inc.	65,086	3,513,342
		99,355,636

Software & Services 7.9%
Amdocs Ltd.	37,638	2,219,513
Broadridge Financial Solutions, Inc.	30,568	1,978,972
CA, Inc.	78,713	2,515,667
Computer Sciences Corp.	36,683	2,224,090
CSRA, Inc.	34,091	1,091,253
International Business Machines Corp.	214,766	34,839,341
Leidos Holdings, Inc.	32,577	1,667,942
Microsoft Corp.	1,924,501	115,970,430
Oracle Corp.	745,216	29,950,231
Paychex, Inc.	78,094	4,603,641
Symantec Corp.	155,532	3,793,426
Teradata Corp. *	29,216	784,450
The Western Union Co.	127,027	2,671,378
Xerox Corp.	212,774	1,989,437
Yahoo! Inc. *	216,132	8,865,735
		215,165,506

3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.3%
Arrow Electronics, Inc. *	24,647	1,682,651
Avnet, Inc.	34,569	1,586,371
Cisco Systems, Inc.	1,239,485	36,961,443
Corning, Inc.	223,200	5,363,496
Harris Corp.	31,817	3,294,969
Hewlett Packard Enterprise Co.	408,229	9,715,850
HP, Inc.	423,132	6,516,233
Jabil Circuit, Inc.	46,461	982,650
Keysight Technologies, Inc. *	42,692	1,572,346
Motorola Solutions, Inc.	42,266	3,391,846
National Instruments Corp.	23,080	680,168
NCR Corp. *	30,788	1,193,035
NetApp, Inc.	64,480	2,357,389
Seagate Technology plc	74,640	2,993,064
TE Connectivity Ltd.	89,855	6,077,792
Western Digital Corp.	70,805	4,507,446
		88,876,749

Telecommunication Services 4.3%
AT&T, Inc.	1,518,843	58,672,905
CenturyLink, Inc.	138,796	3,264,482
Frontier Communications Corp.	288,168	1,051,813
Sprint Corp. *	159,826	1,253,036
Verizon Communications, Inc.	1,007,474	50,272,953
Zayo Group Holdings, Inc. *	21,635	746,407
		115,261,596

Transportation 0.9%
American Airlines Group, Inc.	128,997	5,990,621
CSX Corp.	232,384	8,321,671
Expeditors International of Washington, Inc.	45,870	2,419,184
Norfolk Southern Corp.	72,081	7,673,743
		24,405,219

Utilities 5.7%
AES Corp.	165,885	1,899,383
Alliant Energy Corp.	54,404	1,954,192
Ameren Corp.	61,202	3,006,242
American Electric Power Co., Inc.	120,075	7,090,429
American Water Works Co., Inc.	45,147	3,271,803
Aqua America, Inc.	47,572	1,414,316
Atmos Energy Corp.	27,095	1,926,996
Avangrid, Inc.	15,409	557,343
CenterPoint Energy, Inc.	108,506	2,588,953
CMS Energy Corp.	69,736	2,804,782
Consolidated Edison, Inc.	77,004	5,372,569
Dominion Resources, Inc.	152,865	11,203,476
DTE Energy Co.	44,745	4,165,312
Duke Energy Corp.	169,431	12,498,925
Edison International	82,297	5,659,565
Entergy Corp.	45,137	3,102,266
Eversource Energy	79,969	4,128,000
Exelon Corp.	226,839	7,374,536
FirstEnergy Corp.	106,115	3,320,338
National Fuel Gas Co.	20,591	1,160,921
Security	Number of Shares	Value ($)
NextEra Energy, Inc.	114,803	13,113,947
NiSource, Inc.	79,189	1,737,407
NRG Energy, Inc.	76,263	864,822
OGE Energy Corp.	50,033	1,583,544
PG&E Corp.	120,604	7,091,515
Pinnacle West Capital Corp.	27,507	2,033,592
PPL Corp.	166,141	5,559,078
Public Service Enterprise Group, Inc.	123,227	5,090,507
SCANA Corp.	35,738	2,520,601
Sempra Energy	61,083	6,096,083
The Southern Co.	243,669	11,408,583
UGI Corp.	44,067	1,974,202
WEC Energy Group, Inc.	76,910	4,307,729
Westar Energy, Inc.	37,535	2,137,994
Xcel Energy, Inc.	123,481	4,816,994
		154,836,945
Total Common Stock
(Cost $2,390,752,316)		2,700,951,879

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (b)	3,023,290	3,023,290

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.31% (b)	1,132,750	1,132,750
Total Other Investment Companies
(Cost $4,156,040)		4,156,040

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $2,397,020,649 and the unrealized appreciation and depreciation were $338,084,792 and ($29,997,522), respectively, with a net unrealized appreciation $308,087,270.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,101,624.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	102	11,213,880	139,758

4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,700,951,879	$—	$—	$2,700,951,879
Other Investment Companies[1]	4,156,040	—	—	4,156,040
Total	$2,705,107,919	$—	$—	$2,705,107,919
Other Financial Instruments
Futures Contracts[2]	$139,758	$—	$—	$139,758
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	2,413,761,560	2,683,545,794
0.6%	Other Investment Companies	17,653,779	17,653,779
100.5%	Total Investments	2,431,415,339	2,701,199,573
(0.5%)	Other Assets and Liabilities, Net		(14,192,188)
100.0%	Net Assets		2,687,007,385

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.3%
BorgWarner, Inc.	205,814	7,326,978
Gentex Corp.	298,542	5,520,042
Lear Corp.	74,655	9,668,569
The Goodyear Tire & Rubber Co.	270,560	8,303,487
Thor Industries, Inc.	48,360	4,863,565
		35,682,641

Banks 5.5%
Associated Banc-Corp.	152,528	3,485,265
Bank of the Ozarks, Inc.	92,618	4,493,825
BankUnited, Inc.	109,037	3,863,181
BOK Financial Corp.	20,629	1,656,921
CIT Group, Inc.	205,814	8,407,502
Comerica, Inc.	181,657	11,580,634
Commerce Bancshares, Inc.	88,292	4,839,279
Cullen/Frost Bankers, Inc.	57,655	4,745,583
East West Bancorp, Inc.	150,213	7,192,198
First Hawaiian, Inc.	21,633	648,774
First Republic Bank	155,785	12,758,791
Huntington Bancshares, Inc.	1,127,472	14,048,301
Investors Bancorp, Inc.	317,544	4,299,546
New York Community Bancorp, Inc.	502,118	8,023,846
PacWest Bancorp	124,219	6,366,224
People's United Financial, Inc.	327,604	6,132,747
Popular, Inc.	108,530	4,411,744
Prosperity Bancshares, Inc.	72,367	4,785,630
Signature Bank *	55,694	8,349,088
SVB Financial Group *	54,141	8,555,902
Synovus Financial Corp.	125,536	4,859,499
TFS Financial Corp.	65,483	1,219,948
Western Alliance Bancorp *	96,720	4,518,758
Zions Bancorp	211,784	8,426,885
		147,670,071

Capital Goods 11.0%
A.O. Smith Corp.	155,261	7,550,342
AECOM *	159,662	5,803,714
AGCO Corp.	69,334	3,868,837
Allegion plc	99,583	6,663,099
Allison Transmission Holdings, Inc.	174,379	5,784,151
Security	Number of Shares	Value ($)
B/E Aerospace, Inc.	104,667	6,284,207
BWX Technologies, Inc.	107,807	4,221,722
Carlisle Cos., Inc.	66,402	7,448,312
Chicago Bridge & Iron Co. N.V.	105,293	3,528,368
CLARCOR, Inc.	50,816	3,579,987
Colfax Corp. *	101,874	3,831,481
Crane Co.	51,395	3,777,019
Curtiss-Wright Corp.	45,745	4,598,287
Donaldson Co., Inc.	137,432	5,574,242
EMCOR Group, Inc.	62,971	4,368,298
Flowserve Corp.	135,313	6,420,602
Fluor Corp.	144,022	7,706,617
Fortune Brands Home & Security, Inc.	158,419	8,736,808
Graco, Inc.	57,834	4,697,856
HD Supply Holdings, Inc. *	206,485	8,102,471
HEICO Corp.	22,451	1,762,404
HEICO Corp., Class A	34,986	2,351,059
Hexcel Corp.	95,266	4,927,158
Hubbell, Inc.	53,330	5,987,892
Huntington Ingalls Industries, Inc.	48,345	8,642,152
IDEX Corp.	78,119	7,312,720
ITT, Inc.	93,191	3,762,121
Jacobs Engineering Group, Inc. *	126,534	7,846,373
Lennox International, Inc.	40,560	6,030,055
Lincoln Electric Holdings, Inc.	65,668	5,155,595
MSC Industrial Direct Co., Inc., Class A	45,938	4,104,101
Nordson Corp.	55,260	5,897,900
Orbital ATK, Inc.	60,945	5,200,437
Oshkosh Corp.	76,280	5,339,600
Owens Corning	119,334	6,131,381
Quanta Services, Inc. *	157,084	5,296,873
Regal Beloit Corp.	46,460	3,386,934
Sensata Technologies Holding N.V. *	177,647	6,638,668
Snap-on, Inc.	60,050	10,040,360
Spirit AeroSystems Holdings, Inc., Class A *	133,510	7,776,958
Teledyne Technologies, Inc. *	35,160	4,390,429
The Middleby Corp. *	59,696	8,177,158
The Timken Co.	73,163	2,857,015
The Toro Co.	112,328	5,945,521
Trinity Industries, Inc.	158,538	4,405,771
United Rentals, Inc. *	88,328	8,930,844
USG Corp. *	94,015	2,692,590
WABCO Holdings, Inc. *	54,444	5,363,278
Wabtec Corp.	92,856	7,862,118
Watsco, Inc.	26,812	3,994,988
Woodward, Inc.	59,047	3,999,253
Xylem, Inc.	186,793	9,634,783
		294,390,909

Commercial & Professional Services 1.7%
Clean Harbors, Inc. *	54,657	2,888,622
Copart, Inc. *	100,556	5,502,424
KAR Auction Services, Inc.	143,362	6,044,142
ManpowerGroup, Inc.	70,940	6,058,985
Pitney Bowes, Inc.	193,142	2,771,588

1

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Robert Half International, Inc.	135,362	6,073,693
Rollins, Inc.	100,043	3,214,382
Stericycle, Inc. *	88,579	6,463,610
The Dun & Bradstreet Corp.	37,691	4,587,748
TransUnion *	90,285	2,693,202
		46,298,396

Consumer Durables & Apparel 3.5%
Brunswick Corp.	93,797	4,701,106
CalAtlantic Group, Inc.	75,108	2,507,856
Carter's, Inc.	52,347	4,778,758
Columbia Sportswear Co.	28,610	1,627,051
Garmin Ltd.	120,482	6,284,341
Harman International Industries, Inc.	72,169	7,893,123
Hasbro, Inc.	115,752	9,884,063
Leggett & Platt, Inc.	140,092	6,732,821
Lennar Corp., B Shares	8,962	303,722
Lennar Corp., Class A	193,664	8,238,467
lululemon athletica, Inc. *	110,604	6,303,322
NVR, Inc. *	3,745	5,973,275
Polaris Industries, Inc. (a)	61,953	5,381,238
PulteGroup, Inc.	318,939	6,015,190
Ralph Lauren Corp.	57,653	6,031,080
Skechers U.S.A., Inc., Class A *	138,771	3,161,203
Tempur Sealy International, Inc. *	52,203	3,304,450
Toll Brothers, Inc. *	157,358	4,667,238
		93,788,304

Consumer Services 3.4%
Aramark	252,004	8,671,458
Bright Horizons Family Solutions, Inc. *	46,708	3,214,445
Brinker International, Inc.	51,429	2,731,394
Cracker Barrel Old Country Store, Inc. (a)	24,680	4,016,423
Darden Restaurants, Inc.	131,650	9,649,945
Domino's Pizza, Inc.	49,612	8,336,801
Dunkin' Brands Group, Inc.	95,431	5,180,949
Extended Stay America, Inc.	96,966	1,508,791
H&R Block, Inc.	222,763	4,936,428
Panera Bread Co., Class A *	23,284	4,938,769
Service Corp. International	201,560	5,440,104
ServiceMaster Global Holdings, Inc. *	138,260	5,284,297
Six Flags Entertainment Corp.	89,595	5,164,256
Vail Resorts, Inc.	41,252	6,534,317
Wyndham Worldwide Corp.	113,196	8,148,980
Wynn Resorts Ltd.	82,307	8,394,491
		92,151,848

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	55,564	8,229,029
AGNC Investment Corp.	344,141	6,421,671
CBOE Holdings, Inc.	84,507	5,822,532
Chimera Investment Corp.	187,393	3,178,185
Credit Acceptance Corp. *(a)	13,470	2,584,085
E*TRADE Financial Corp. *	284,365	9,813,436
Eaton Vance Corp.	118,579	4,795,335
FactSet Research Systems, Inc.	42,202	6,759,494
Federated Investors, Inc., Class B	98,180	2,698,968
Lazard Ltd., Class A	134,981	5,244,012
Legg Mason, Inc.	92,235	2,942,297
Leucadia National Corp.	334,276	7,360,758
LPL Financial Holdings, Inc.	84,164	3,466,715
MarketAxess Holdings, Inc.	39,308	6,516,087
MFA Financial, Inc.	386,965	3,026,066
Morningstar, Inc.	20,448	1,490,864
MSCI, Inc.	96,831	7,630,283
Navient Corp.	328,284	5,656,333
Security	Number of Shares	Value ($)
OneMain Holdings, Inc. *	50,103	1,020,598
Raymond James Financial, Inc.	129,599	9,323,352
Santander Consumer USA Holdings, Inc. *	116,097	1,599,817
SEI Investments Co.	138,354	6,527,542
Starwood Property Trust, Inc.	245,237	5,510,475
Two Harbors Investment Corp.	362,172	3,140,031
Voya Financial, Inc.	208,339	8,098,137
		128,856,102

Energy 5.7%
Antero Resources Corp. *	146,530	3,588,520
Chesapeake Energy Corp. *	770,957	5,396,699
CONSOL Energy, Inc.	189,009	3,889,805
Core Laboratories N.V.	45,578	5,093,797
Diamond Offshore Drilling, Inc. *	63,926	1,154,504
Diamondback Energy, Inc. *	80,152	8,644,393
Energen Corp. *	100,887	6,262,056
FMC Technologies, Inc. *	232,509	7,965,758
Gulfport Energy Corp. *	130,640	3,356,142
Helmerich & Payne, Inc.	112,215	8,489,065
HollyFrontier Corp.	180,066	5,180,499
Murphy Oil Corp.	168,592	5,716,955
Nabors Industries Ltd.	294,921	4,748,228
Newfield Exploration Co. *	206,192	9,324,002
Oceaneering International, Inc.	104,104	2,774,372
ONEOK, Inc.	219,082	12,034,174
Parsley Energy, Inc., Class A *	149,216	5,692,591
QEP Resources, Inc. *	246,970	4,855,430
Range Resources Corp.	192,527	6,773,100
Rice Energy, Inc. *	165,371	4,026,784
RSP Permian, Inc. *	91,822	4,099,852
Southwestern Energy Co. *	510,795	5,797,523
Targa Resources Corp.	185,321	9,875,756
Transocean Ltd. *	400,576	5,167,430
Weatherford International plc *	998,007	5,099,816
World Fuel Services Corp.	73,270	3,257,584
WPX Energy, Inc. *	355,030	5,517,166
		153,782,001

Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	40,218	4,844,258
Rite Aid Corp. *	1,092,236	8,694,198
Sprouts Farmers Market, Inc. *	145,461	2,910,675
US Foods Holding Corp. *	46,292	1,058,235
		17,507,366

Food, Beverage & Tobacco 1.8%
Blue Buffalo Pet Products, Inc. *	99,367	2,328,169
Flowers Foods, Inc.	189,085	2,934,599
Ingredion, Inc.	74,957	8,798,453
Lancaster Colony Corp.	20,751	2,811,968
Pilgrim's Pride Corp.	61,536	1,083,649
Pinnacle Foods, Inc.	122,098	6,051,177
Post Holdings, Inc. *	66,870	5,104,187
Seaboard Corp. *	265	1,084,645
The Hain Celestial Group, Inc. *	107,818	4,225,387
The WhiteWave Foods Co. *	182,834	10,072,325
TreeHouse Foods, Inc. *	57,653	3,996,506
		48,491,065

Health Care Equipment & Services 4.8%
ABIOMED, Inc. *	41,156	4,619,349
Acadia Healthcare Co., Inc. *	78,929	3,000,091
Alere, Inc. *	90,075	3,577,779
Align Technology, Inc. *	77,479	7,209,421

2

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
athenahealth, Inc. *	40,899	3,869,045
Brookdale Senior Living, Inc. *	192,957	2,244,090
DexCom, Inc. *	86,690	5,659,990
Envision Healthcare Holdings, Inc. *	194,929	4,428,787
HealthSouth Corp.	91,584	3,816,305
Hill-Rom Holdings, Inc.	61,734	3,292,892
IDEXX Laboratories, Inc. *	92,188	10,845,918
MEDNAX, Inc. *	95,850	6,275,300
Molina Healthcare, Inc. *	44,686	2,362,102
Patterson Cos., Inc.	86,901	3,366,545
ResMed, Inc.	143,768	8,838,857
STERIS plc	90,097	5,911,264
Team Health Holdings, Inc. *	77,233	3,286,264
Teleflex, Inc.	45,644	6,752,117
The Cooper Cos., Inc.	50,307	8,274,998
Varian Medical Systems, Inc. *	97,375	8,747,196
VCA, Inc. *	83,936	5,254,394
Veeva Systems, Inc., Class A *	101,012	4,695,038
WellCare Health Plans, Inc. *	45,505	6,235,095
West Pharmaceutical Services, Inc.	75,819	6,152,712
		128,715,549

Household & Personal Products 0.6%
Edgewell Personal Care Co. *	60,454	4,784,330
Energizer Holdings, Inc.	64,474	2,892,948
Herbalife Ltd. *(a)	70,916	3,477,012
Nu Skin Enterprises, Inc., Class A	54,844	2,861,760
Spectrum Brands Holdings, Inc.	25,579	3,066,666
		17,082,716

Insurance 5.6%
Alleghany Corp. *	15,889	9,024,158
Allied World Assurance Co. Holdings AG	93,355	4,369,948
American Financial Group, Inc.	75,591	6,215,848
American National Insurance Co.	7,974	960,867
AmTrust Financial Services, Inc.	112,803	2,871,964
Arch Capital Group Ltd. *	126,730	10,483,106
Arthur J. Gallagher & Co.	184,631	9,296,171
Assurant, Inc.	60,716	5,242,219
Assured Guaranty Ltd.	138,050	4,936,668
Axis Capital Holdings Ltd.	96,505	5,887,770
Brown & Brown, Inc.	119,415	5,176,640
CNO Financial Group, Inc.	182,936	3,274,554
Endurance Specialty Holdings Ltd.	66,509	6,132,130
Erie Indemnity Co., Class A	19,983	2,141,578
Everest Re Group Ltd.	42,904	9,033,437
First American Financial Corp.	112,558	4,247,939
FNF Group	284,016	9,071,471
Old Republic International Corp.	258,234	4,614,642
Reinsurance Group of America, Inc.	65,935	8,047,367
RenaissanceRe Holdings Ltd.	42,853	5,594,888
Torchmark Corp.	114,638	8,034,977
Unum Group	239,766	10,134,909
Validus Holdings Ltd.	86,372	4,693,454
W.R. Berkley Corp.	100,161	6,188,948
White Mountains Insurance Group Ltd.	4,709	3,941,292
		149,616,945

Materials 6.0%
Albemarle Corp.	115,914	10,174,931
AptarGroup, Inc.	65,246	4,774,702
Ashland Global Holdings, Inc.	64,862	7,309,947
Avery Dennison Corp.	92,904	6,694,662
Axalta Coating Systems Ltd. *	218,281	5,766,984
Bemis Co., Inc.	97,200	4,866,804
Berry Plastics Group, Inc. *	127,087	6,325,120
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	241,469	6,988,113
Crown Holdings, Inc. *	143,419	7,800,559
Eagle Materials, Inc.	50,151	4,874,677
FMC Corp.	138,452	7,769,926
Graphic Packaging Holding Co.	330,194	4,150,539
Huntsman Corp.	205,831	4,009,588
International Flavors & Fragrances, Inc.	82,434	9,978,636
NewMarket Corp.	9,545	3,993,723
Owens-Illinois, Inc. *	168,586	3,096,925
Packaging Corp. of America	98,319	8,333,518
Reliance Steel & Aluminum Co.	75,235	6,101,559
Royal Gold, Inc.	67,630	4,709,753
RPM International, Inc.	136,063	7,199,093
Silgan Holdings, Inc.	42,820	2,120,018
Sonoco Products Co.	102,735	5,561,046
Steel Dynamics, Inc.	249,344	8,846,725
The Scotts Miracle-Gro Co., Class A	47,077	4,296,718
The Valspar Corp.	76,217	7,780,994
W.R. Grace & Co.	72,911	4,758,172
Westlake Chemical Corp.	39,176	2,318,044
		160,601,476

Media 2.3%
AMC Networks, Inc., Class A *	62,461	3,450,970
Cinemark Holdings, Inc.	109,959	4,380,766
Liberty Broadband Corp., Class A *	25,614	1,780,941
Liberty Broadband Corp., Class C *	70,364	5,017,657
Liberty Global plc LiLAC, Class A *	56,465	1,218,515
Liberty Global plc LiLAC, Class C *	125,536	2,657,597
Lions Gate Entertainment Corp.	112,231	2,626,205
Live Nation Entertainment, Inc. *	135,123	3,740,205
News Corp., Class A	390,259	4,511,394
News Corp., Class B	118,085	1,411,116
Regal Entertainment Group, Class A	108,668	2,489,584
Scripps Networks Interactive, Inc., Class A	98,765	6,840,464
TEGNA, Inc.	217,240	4,872,693
The Interpublic Group of Cos., Inc.	416,248	10,019,089
The Madison Square Garden Co., Class A *	15,390	2,672,320
Tribune Media Co., Class A	80,491	2,890,432
		60,579,948

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
ACADIA Pharmaceuticals, Inc. *	95,686	2,582,565
Akorn, Inc. *	90,094	1,911,795
Alkermes plc *	156,573	8,898,044
Alnylam Pharmaceuticals, Inc. *	73,785	3,236,948
Bio-Rad Laboratories, Inc., Class A *	21,409	3,714,462
Bio-Techne Corp.	38,893	4,097,766
Bruker Corp.	111,784	2,535,261
Charles River Laboratories International, Inc. *	50,208	3,569,789
Endo International plc *	203,746	3,261,973
Horizon Pharma plc *	167,923	3,324,875
Intercept Pharmaceuticals, Inc. *	18,254	1,845,844
Intrexon Corp. *(a)	66,664	1,945,256
Ionis Pharmaceuticals, Inc. *	126,021	5,514,679
Jazz Pharmaceuticals plc *	62,911	6,519,467
Juno Therapeutics, Inc. *	77,466	1,553,193
Mettler-Toledo International, Inc. *	27,286	11,242,378
Neurocrine Biosciences, Inc. *	88,795	4,124,528
OPKO Health, Inc. *(a)	369,569	3,839,822
PAREXEL International Corp. *	54,530	3,217,270
PerkinElmer, Inc.	114,034	5,783,804
Quintiles IMS Holdings, Inc. *	138,385	10,632,120
Seattle Genetics, Inc. *	98,705	6,397,071
TESARO, Inc. *	34,028	4,617,259
Ultragenyx Pharmaceutical, Inc. *	37,942	2,970,479

3

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Therapeutics Corp. *	44,944	5,645,416
VWR Corp. *	84,678	2,303,242
		115,285,306

Real Estate 10.5%
Alexandria Real Estate Equities, Inc.	81,355	8,915,694
American Campus Communities, Inc.	133,893	6,307,699
American Homes 4 Rent, Class A	226,050	4,762,873
Apartment Investment & Management Co., Class A	159,410	6,711,161
Brixmor Property Group, Inc.	268,150	6,529,452
Camden Property Trust	88,889	6,996,453
Communications Sales & Leasing, Inc.	141,404	3,525,202
CubeSmart	187,106	4,612,163
CyrusOne, Inc.	75,108	3,205,609
DCT Industrial Trust, Inc.	91,584	4,208,285
DDR Corp.	314,816	4,791,499
Douglas Emmett, Inc.	148,317	5,441,751
Duke Realty Corp.	360,326	9,163,090
EPR Properties	64,857	4,510,156
Equity Commonwealth *	131,163	3,814,220
Equity LifeStyle Properties, Inc.	84,124	5,840,729
Equity One, Inc.	93,618	2,795,433
Extra Space Storage, Inc.	130,205	9,135,183
Forest City Realty Trust, Inc., Class A	220,904	4,084,515
Forest City Realty Trust, Inc., Class B	9,107	171,303
Gaming & Leisure Properties, Inc.	203,976	6,223,308
Gramercy Property Trust	427,070	3,732,592
Healthcare Realty Trust, Inc.	116,264	3,415,836
Healthcare Trust of America, Inc., Class A	140,978	3,986,858
Highwoods Properties, Inc.	101,419	4,874,197
Hospitality Properties Trust	171,277	4,966,177
Hudson Pacific Properties, Inc.	113,210	3,947,633
Iron Mountain, Inc.	253,240	8,356,920
Jones Lang LaSalle, Inc.	47,010	4,761,173
Kilroy Realty Corp.	95,492	6,907,891
Lamar Advertising Co., Class A	86,358	5,724,672
Liberty Property Trust	152,919	6,025,009
Life Storage, Inc.	49,116	3,989,693
Medical Properties Trust, Inc.	333,142	3,971,053
Mid-America Apartment Communities, Inc.	79,038	7,242,252
National Retail Properties, Inc.	150,177	6,409,554
Omega Healthcare Investors, Inc.	196,668	5,793,839
Outfront Media, Inc.	144,217	3,635,711
Paramount Group, Inc.	181,875	2,859,075
Rayonier, Inc.	128,559	3,408,099
Realogy Holdings Corp.	151,105	3,649,186
Regency Centers Corp.	107,908	7,212,571
Retail Properties of America, Inc., Class A	254,389	3,881,976
RLJ Lodging Trust	129,970	2,962,016
Senior Housing Properties Trust	239,928	4,333,100
Spirit Realty Capital, Inc.	490,800	5,295,732
STORE Capital Corp.	161,994	4,004,492
Sun Communities, Inc.	68,784	4,964,141
Tanger Factory Outlet Centers, Inc.	100,164	3,452,653
Taubman Centers, Inc.	63,021	4,579,736
The Howard Hughes Corp. *	37,386	4,254,527
UDR, Inc.	275,669	9,383,773
VEREIT, Inc.	1,008,339	8,359,130
Weingarten Realty Investors	122,389	4,346,033
WP Carey, Inc.	108,500	6,306,020
		282,739,098

Retailing 3.8%
AutoNation, Inc. *	69,438	3,101,101
Bed Bath & Beyond, Inc.	157,454	7,055,514
Burlington Stores, Inc. *	74,264	6,529,291
Security	Number of Shares	Value ($)
Cabela's, Inc. *	53,906	3,355,109
Dick's Sporting Goods, Inc.	90,792	5,363,083
Foot Locker, Inc.	140,792	10,090,563
GameStop Corp., Class A	108,333	2,674,742
Groupon, Inc. *	420,117	1,667,865
J.C. Penney Co., Inc. *	321,034	3,040,192
Kohl's Corp.	187,200	10,076,976
Liberty Expedia Holdings, Inc., Class A *	55,111	2,422,680
Liberty Ventures, Series A *	85,853	3,349,984
LKQ Corp. *	314,092	10,311,640
Penske Automotive Group, Inc.	39,296	1,961,263
Pool Corp.	42,190	4,244,736
Sally Beauty Holdings, Inc. *	151,979	3,980,330
Signet Jewelers Ltd.	77,176	7,045,397
Staples, Inc.	672,937	6,507,301
The Michaels Cos., Inc. *	108,467	2,644,425
Urban Outfitters, Inc. *	92,602	2,926,223
Williams-Sonoma, Inc.	85,463	4,681,663
		103,030,078

Semiconductors & Semiconductor Equipment 2.1%
Acacia Communications, Inc. *(a)	13,816	956,896
Advanced Micro Devices, Inc. *	752,864	6,708,019
Cavium, Inc. *	66,870	3,813,596
First Solar, Inc. *	79,738	2,417,656
KLA-Tencor Corp.	161,531	12,896,635
Marvell Technology Group Ltd.	462,709	6,635,247
Microsemi Corp. *	116,264	6,365,454
ON Semiconductor Corp. *	433,190	5,102,978
Qorvo, Inc. *	133,089	7,108,284
Teradyne, Inc.	210,811	5,139,572
		57,144,337

Software & Services 8.7%
Amdocs Ltd.	155,588	9,175,024
ANSYS, Inc. *	88,913	8,360,489
Aspen Technology, Inc. *	85,737	4,529,486
Black Knight Financial Services, Inc., Class A *	24,265	897,805
Booz Allen Hamilton Holding Corp.	132,595	5,013,417
Broadridge Financial Solutions, Inc.	122,126	7,906,437
Cadence Design Systems, Inc. *	305,754	8,035,215
CDK Global, Inc.	154,643	8,922,901
Computer Sciences Corp.	146,954	8,909,821
CoStar Group, Inc. *	33,842	6,467,545
CSRA, Inc.	150,709	4,824,195
DST Systems, Inc.	33,285	3,435,345
Euronet Worldwide, Inc. *	52,462	3,762,575
Fair Isaac Corp.	31,884	3,624,892
FireEye, Inc. *	150,919	1,937,800
Fortinet, Inc. *	152,868	4,601,327
Gartner, Inc. *	85,091	8,749,057
Genpact Ltd. *	144,886	3,467,122
GoDaddy, Inc., Class A *	48,485	1,713,460
Guidewire Software, Inc. *	73,040	4,069,058
IAC/InterActiveCorp *	76,703	5,166,714
Jack Henry & Associates, Inc.	80,867	6,990,143
Leidos Holdings, Inc.	147,327	7,543,142
Manhattan Associates, Inc. *	74,734	3,916,062
MAXIMUS, Inc.	68,320	3,777,413
Nuance Communications, Inc. *	263,665	4,274,010
Pandora Media, Inc. *(a)	236,813	2,751,767
PTC, Inc. *	119,947	5,842,618
Sabre Corp.	213,834	5,527,609
Splunk, Inc. *	135,401	7,801,806
SS&C Technologies Holdings, Inc.	172,557	5,178,436
Synopsys, Inc. *	157,854	9,547,010

4

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Syntel, Inc.	29,260	567,644
Tableau Software, Inc., Class A *	57,320	2,572,522
Take-Two Interactive Software, Inc. *	86,472	4,257,017
Teradata Corp. *	135,808	3,646,445
The Ultimate Software Group, Inc. *	29,764	6,099,536
Total System Services, Inc.	170,777	8,405,644
Tyler Technologies, Inc. *	34,389	5,120,522
Vantiv, Inc., Class A *	163,285	9,214,172
VeriSign, Inc. *	95,699	7,545,866
WEX, Inc. *	40,040	4,424,820
Zillow Group, Inc., Class A *	44,562	1,566,354
Zillow Group, Inc., Class C *	111,766	4,014,635
		234,154,878

Technology Hardware & Equipment 3.9%
Arista Networks, Inc. *	42,578	4,036,820
ARRIS International plc *	195,508	5,609,125
Arrow Electronics, Inc. *	93,908	6,411,099
Avnet, Inc.	131,091	6,015,766
Brocade Communications Systems, Inc.	415,997	5,133,403
CDW Corp.	168,479	8,632,864
Cognex Corp.	90,079	5,378,617
CommScope Holding Co., Inc. *	195,551	7,035,925
Dolby Laboratories, Inc., Class A	58,156	2,683,899
FLIR Systems, Inc.	142,563	5,119,437
Ingram Micro, Inc., Class A *	155,317	5,815,069
IPG Photonics Corp. *	38,663	3,708,555
Jabil Circuit, Inc.	198,997	4,208,787
Keysight Technologies, Inc. *	179,026	6,593,528
National Instruments Corp.	107,878	3,179,165
NCR Corp. *	124,715	4,832,706
SYNNEX Corp.	29,816	3,485,789
Trimble, Inc. *	261,023	7,358,238
Ubiquiti Networks, Inc. *	25,714	1,438,955
ViaSat, Inc. *	51,516	3,672,060
Zebra Technologies Corp., Class A *	54,801	4,332,019
		104,681,826

Telecommunication Services 0.4%
Frontier Communications Corp.	1,219,218	4,450,146
Telephone & Data Systems, Inc.	96,945	2,610,729
Zayo Group Holdings, Inc. *	99,467	3,431,611
		10,492,486

Transportation 2.8%
Alaska Air Group, Inc.	126,248	10,386,423
AMERCO	5,697	1,945,298
Avis Budget Group, Inc. *	98,393	3,767,468
Expeditors International of Washington, Inc.	186,736	9,848,457
Genesee & Wyoming, Inc., Class A *	57,732	4,410,725
Hertz Global Holdings, Inc. *	79,684	2,006,443
J.B. Hunt Transport Services, Inc.	89,721	8,556,692
JetBlue Airways Corp. *	336,436	6,758,999
Kirby Corp. *	56,020	3,554,469
Landstar System, Inc.	43,661	3,556,188
Macquarie Infrastructure Corp.	77,382	6,340,681
Old Dominion Freight Line, Inc. *	72,267	6,308,909
Ryder System, Inc.	55,589	4,352,619
XPO Logistics, Inc. *	82,312	3,665,353
		75,458,724

Security	Number of Shares	Value ($)
Utilities 4.7%
AES Corp.	679,130	7,776,039
Alliant Energy Corp.	234,205	8,412,644
Aqua America, Inc.	185,013	5,500,437
Atmos Energy Corp.	108,494	7,716,093
Calpine Corp. *	369,157	4,116,101
CenterPoint Energy, Inc.	441,183	10,526,626
Great Plains Energy, Inc.	219,260	5,786,271
IDACORP, Inc.	52,196	3,974,725
MDU Resources Group, Inc.	203,584	5,663,707
National Fuel Gas Co.	88,481	4,988,559
NiSource, Inc.	334,544	7,339,895
NRG Energy, Inc.	327,540	3,714,304
OGE Energy Corp.	205,532	6,505,088
Pinnacle West Capital Corp.	113,736	8,408,502
Portland General Electric Co.	89,516	3,723,866
SCANA Corp.	146,929	10,362,902
UGI Corp.	182,028	8,154,854
Vectren Corp.	86,355	4,238,303
Westar Energy, Inc.	148,083	8,434,808
		125,343,724
Total Common Stock
(Cost $2,413,761,560)		2,683,545,794

Other Investment Companies 0.6% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (b)	238,991	238,991

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.31% (b)	17,414,788	17,414,788
Total Other Investment Companies
(Cost $17,653,779)		17,653,779

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $2,434,970,200 and the unrealized appreciation and depreciation were $372,541,443 and ($106,312,070), respectively, with a net unrealized appreciation of $266,229,373.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,892,538.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	20	2,198,800	56,761

5

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,683,545,794	$—	$—	$2,683,545,794
Other Investment Companies[1]	17,653,779	—	—	17,653,779
Total	$2,701,199,573	$—	$—	$2,701,199,573
Other Financial Instruments
Futures Contracts[2]	$56,761	$—	$—	$56,761
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
6

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,775,829,199	4,281,517,909
0.0%	Rights	330,693	352,677
2.0%	Other Investment Companies	87,265,299	87,265,299
101.8%	Total Investments	3,863,425,191	4,369,135,885
(1.8%)	Other Assets and Liabilities, Net		(78,668,457)
100.0%	Net Assets		4,290,467,428

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	123,123	1,928,106
Cooper Tire & Rubber Co.	94,793	3,630,572
Cooper-Standard Holding, Inc. *	29,847	2,845,016
Dana, Inc.	248,626	4,199,293
Dorman Products, Inc. *	54,127	3,910,134
Drew Industries, Inc.	43,185	4,538,743
Federal-Mogul Holdings Corp. *	46,484	444,852
Fox Factory Holding Corp. *	31,909	800,916
Gentex Corp.	479,696	8,869,579
Gentherm, Inc. *	61,140	1,947,309
Horizon Global Corp. *	31,663	728,566
Metaldyne Performance Group, Inc.	28,258	570,812
Modine Manufacturing Co. *	82,049	964,076
Motorcar Parts of America, Inc. *	33,423	817,527
Standard Motor Products, Inc.	39,235	1,959,396
Stoneridge, Inc. *	48,076	762,966
Superior Industries International, Inc.	41,524	1,044,329
Tenneco, Inc. *	95,313	5,618,701
Thor Industries, Inc.	79,222	7,967,357
Tower International, Inc.	40,039	1,049,022
Visteon Corp.	59,750	4,700,532
Winnebago Industries, Inc.	44,718	1,451,099
		60,748,903

Banks 10.7%
1st Source Corp.	27,771	1,093,067
Ameris Bancorp	58,375	2,618,119
Arrow Financial Corp.	24,472	926,265
Associated Banc-Corp.	247,622	5,658,163
Astoria Financial Corp.	161,665	2,643,223
Banc of California, Inc. (a)	84,778	1,280,148
BancFirst Corp.	13,896	1,138,777
BancorpSouth, Inc.	150,841	4,306,511
Bank Mutual Corp.	71,056	635,951
Bank of Hawaii Corp.	73,490	6,126,861
Bank of the Ozarks, Inc.	157,694	7,651,313
BankUnited, Inc.	177,047	6,272,775
Banner Corp.	43,526	2,269,010
Beneficial Bancorp, Inc.	127,259	2,214,307
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	50,652	1,719,635
BNC Bancorp	78,599	2,373,690
Bofl Holding, Inc. *(a)	101,353	2,394,971
Boston Private Financial Holdings, Inc.	137,055	2,055,825
Bridge Bancorp, Inc.	31,280	1,052,572
Brookline Bancorp, Inc.	109,847	1,636,720
Bryn Mawr Bank Corp.	26,788	985,798
Camden National Corp.	31,823	1,239,506
Capital Bank Financial Corp., Class A	51,430	1,841,194
Capitol Federal Financial, Inc.	213,161	3,391,392
Cardinal Financial Corp.	56,862	1,819,015
Cascade Bancorp *	56,475	411,138
Cathay General Bancorp	127,388	4,471,319
CenterState Banks, Inc.	74,465	1,669,505
Central Pacific Financial Corp.	55,114	1,628,619
Chemical Financial Corp.	114,840	5,957,899
City Holding Co.	24,702	1,518,679
Clifton Bancorp, Inc.	37,018	604,504
CoBiz Financial, Inc.	60,056	908,647
Columbia Banking System, Inc.	96,936	3,859,992
Commerce Bancshares, Inc.	149,903	8,216,197
Community Bank System, Inc.	73,357	4,159,342
Community Trust Bancorp, Inc.	25,268	1,067,573
ConnectOne Bancorp, Inc.	37,418	879,323
Customers Bancorp, Inc. *	52,403	1,598,291
CVB Financial Corp.	164,463	3,415,897
Dime Community Bancshares, Inc.	51,757	967,856
Eagle Bancorp, Inc. *	49,329	2,898,079
Enterprise Financial Services Corp.	37,116	1,425,254
Essent Group Ltd. *	124,255	3,792,263
EverBank Financial Corp.	176,360	3,403,748
F.N.B. Corp.	354,116	5,410,892
FCB Financial Holdings, Inc., Class A *	62,233	2,753,810
Federal Agricultural Mortgage Corp., Class C	20,712	1,118,655
Financial Institutions, Inc.	23,925	733,301
First Bancorp (North Carolina)	33,490	837,250
First BanCorp (Puerto Rico) *	190,413	1,127,245
First Busey Corp.	58,766	1,610,776
First Citizens BancShares, Inc., Class A	15,029	5,355,885
First Commonwealth Financial Corp.	158,702	2,002,819
First Community Bancshares, Inc.	26,158	737,656
First Financial Bancorp	116,574	3,124,183
First Financial Bankshares, Inc.	110,534	4,758,489
First Financial Corp.	20,901	957,266
First Hawaiian, Inc.	35,232	1,056,608
First Horizon National Corp.	395,782	7,551,521
First Interstate BancSystem, Inc., Class A	31,671	1,195,580
First Merchants Corp.	65,944	2,263,858
First Midwest Bancorp, Inc.	150,124	3,645,011
First NBC Bank Holding Co. *	37,961	267,625
Flagstar Bancorp, Inc. *	36,596	1,031,275
Flushing Financial Corp.	46,487	1,217,030
Fulton Financial Corp.	299,531	5,316,675
German American Bancorp, Inc.	22,233	1,054,734
Glacier Bancorp, Inc.	124,562	4,272,477
Great Southern Bancorp, Inc.	17,112	849,611

1

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Great Western Bancorp, Inc.	104,132	4,165,280
Hancock Holding Co.	132,038	5,486,179
Hanmi Financial Corp.	58,807	1,805,375
Heartland Financial USA, Inc.	34,527	1,479,482
Heritage Financial Corp.	42,790	969,193
Hilltop Holdings, Inc.	132,687	3,727,178
Home BancShares, Inc.	202,264	5,232,570
HomeStreet, Inc. *	42,141	1,224,196
HomeTrust Bancshares, Inc. *	29,190	691,803
Hope Bancorp, Inc.	219,709	4,372,209
IBERIABANK Corp.	68,770	5,697,594
Independent Bank Corp.	47,244	3,075,584
Independent Bank Group, Inc.	20,621	1,239,322
International Bancshares Corp.	95,125	3,702,741
Investors Bancorp, Inc.	531,771	7,200,179
Kearny Financial Corp.	149,786	2,269,258
Lakeland Bancorp, Inc.	57,865	1,015,531
Lakeland Financial Corp.	44,050	1,858,910
LegacyTexas Financial Group, Inc.	75,602	2,968,135
LendingTree, Inc. *(a)	12,793	1,340,706
Live Oak Bancshares, Inc.	44,261	767,928
MainSource Financial Group, Inc.	41,786	1,277,398
MB Financial, Inc.	125,025	5,409,832
Meridian Bancorp, Inc.	97,495	1,730,536
Meta Financial Group, Inc.	14,898	1,354,973
MGIC Investment Corp. *	611,492	5,546,232
National Bank Holdings Corp., Class A	52,532	1,428,870
Nationstar Mortgage Holdings, Inc. *(a)	70,181	1,191,673
NBT Bancorp, Inc.	80,305	3,102,985
Nicolet Bankshares, Inc. *	9,350	412,989
NMI Holdings, Inc., Class A *	83,799	720,671
Northfield Bancorp, Inc.	79,938	1,481,251
Northwest Bancshares, Inc.	176,573	3,208,331
OceanFirst Financial Corp.	43,134	1,023,138
Ocwen Financial Corp. *	199,820	1,027,075
OFG Bancorp	75,871	1,024,258
Old National Bancorp	232,407	3,962,539
Opus Bank	31,816	804,945
Oritani Financial Corp.	65,607	1,157,964
Pacific Premier Bancorp, Inc. *	45,976	1,473,531
PacWest Bancorp	209,879	10,756,299
Park National Corp.	22,412	2,501,179
Park Sterling Corp.	76,252	741,932
Peoples Financial Services Corp.	7,969	351,592
PHH Corp. *	98,330	1,427,752
Pinnacle Financial Partners, Inc.	73,885	4,765,582
Popular, Inc.	174,877	7,108,750
Preferred Bank	21,395	964,701
PrivateBancorp, Inc.	135,352	6,331,767
Prosperity Bancshares, Inc.	120,186	7,947,900
Provident Financial Services, Inc.	104,702	2,820,672
Radian Group, Inc.	352,371	5,130,522
Renasant Corp.	72,465	3,004,399
Republic Bancorp, Inc., Class A	10,450	386,964
S&T Bancorp, Inc.	55,002	1,946,521
Sandy Spring Bancorp, Inc.	37,551	1,366,856
Seacoast Banking Corp. of Florida *	55,176	1,134,419
ServisFirst Bancshares, Inc.	40,968	3,016,064
Simmons First National Corp., Class A	51,512	3,113,900
South State Corp.	42,717	3,628,809
Southside Bancshares, Inc.	43,751	1,683,101
Southwest Bancorp, Inc.	35,042	765,668
State Bank Financial Corp.	59,628	1,472,215
Sterling Bancorp	220,441	5,015,033
Stock Yards Bancorp, Inc.	37,008	1,524,730
Sun Bancorp, Inc.	16,966	389,370
Synovus Financial Corp.	216,269	8,371,773
TCF Financial Corp.	295,248	5,122,553
Texas Capital Bancshares, Inc. *	74,974	5,454,358
Security	Number of Shares	Value ($)
The Bancorp, Inc. *	92,756	641,872
The First of Long Island Corp.	32,622	835,123
Tompkins Financial Corp.	21,796	1,880,995
Towne Bank	96,977	3,127,508
TriCo Bancshares	33,476	1,046,460
TrustCo Bank Corp.	170,600	1,390,390
Trustmark Corp.	113,994	3,842,738
UMB Financial Corp.	73,962	5,622,591
Umpqua Holdings Corp.	371,841	6,607,615
Union Bankshares Corp.	77,693	2,626,023
United Bankshares, Inc.	117,296	5,413,210
United Community Banks, Inc.	118,567	3,222,651
United Financial Bancorp, Inc.	86,319	1,457,065
Univest Corp. of Pennsylvania	49,197	1,404,574
Valley National Bancorp	432,844	4,908,451
Walker & Dunlop, Inc. *	47,972	1,409,897
Washington Federal, Inc.	152,212	4,939,279
Washington Trust Bancorp, Inc.	21,367	1,088,649
Waterstone Financial, Inc.	47,224	845,310
Webster Financial Corp.	150,979	7,490,068
WesBanco, Inc.	70,427	2,807,924
Westamerica Bancorp (a)	45,702	2,834,895
Western Alliance Bancorp *	162,108	7,573,686
Wintrust Financial Corp.	88,152	5,803,928
WSFS Financial Corp.	48,532	2,069,890
Xenith Bankshares, Inc. *	195,221	488,052
Yadkin Financial Corp.	86,102	2,820,702
		458,522,636

Capital Goods 10.0%
AAON, Inc.	67,063	2,206,373
AAR Corp.	55,582	2,050,420
Actuant Corp., Class A	96,303	2,499,063
Advanced Drainage Systems, Inc.	65,973	1,339,252
AECOM *	266,433	9,684,840
Aegion Corp. *	64,577	1,562,118
Aerojet Rocketdyne Holdings, Inc. *	116,926	2,375,936
Aerovironment, Inc. *	36,627	1,036,544
Air Lease Corp.	168,945	6,058,368
Aircastle Ltd.	106,532	2,288,307
Alamo Group, Inc.	14,952	1,092,543
Albany International Corp., Class A	46,884	2,189,483
Altra Industrial Motion Corp.	39,555	1,384,425
Ameresco, Inc., Class A *	29,670	176,536
American Railcar Industries, Inc. (a)	17,142	769,504
American Woodmark Corp. *	25,395	1,946,527
Apogee Enterprises, Inc.	49,947	2,382,472
Applied Industrial Technologies, Inc.	64,710	3,872,893
Argan, Inc.	23,517	1,421,603
Armstrong Flooring, Inc. *	39,534	740,472
Armstrong World Industries, Inc. *	85,294	3,556,760
Astec Industries, Inc.	34,453	2,284,234
Astronics Corp. *	36,279	1,339,421
Atkore International Group, Inc. *	22,537	483,419
AZZ, Inc.	46,909	3,053,776
Babcock & Wilcox Enterprises, Inc. *	81,807	1,304,004
Barnes Group, Inc.	87,665	4,050,123
Beacon Roofing Supply, Inc. *	99,843	4,631,717
BMC Stock Holdings, Inc. *	91,238	1,719,836
Briggs & Stratton Corp.	71,270	1,476,714
Builders FirstSource, Inc. *	144,917	1,602,782
BWX Technologies, Inc.	177,419	6,947,728
CAI International, Inc. *	10,047	88,715
Chart Industries, Inc. *	52,778	1,876,258
Chicago Bridge & Iron Co. N.V.	181,985	6,098,317
CIRCOR International, Inc.	26,643	1,688,367
CLARCOR, Inc.	82,859	5,837,417
Columbus McKinnon Corp.	34,559	909,593

2

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	67,415	2,170,763
Continental Building Products, Inc. *	75,663	1,694,851
Crane Co.	82,534	6,065,424
CSW Industrials, Inc. *	23,338	851,837
Cubic Corp.	41,785	1,934,645
Curtiss-Wright Corp.	77,228	7,762,959
DigitalGlobe, Inc. *	105,594	3,394,847
Douglas Dynamics, Inc.	33,939	1,084,351
DXP Enterprises, Inc. *	19,391	653,283
Dycom Industries, Inc. *	53,805	3,940,140
EMCOR Group, Inc.	106,853	7,412,393
Encore Wire Corp.	32,998	1,402,415
Energy Recovery, Inc. *	55,433	603,665
EnerSys	72,869	5,798,915
Engility Holdings, Inc. *	30,483	1,105,009
EnPro Industries, Inc.	37,652	2,289,242
ESCO Technologies, Inc.	43,460	2,429,414
Esterline Technologies Corp. *	47,996	4,221,248
Federal Signal Corp.	104,320	1,648,256
Franklin Electric Co., Inc.	71,628	2,797,073
GATX Corp.	70,288	3,840,536
Generac Holdings, Inc. *	113,139	4,636,436
General Cable Corp.	77,515	1,453,406
Gibraltar Industries, Inc. *	55,850	2,513,250
Global Brass & Copper Holdings, Inc.	40,879	1,171,183
GMS, Inc. *	15,895	399,123
Graco, Inc.	93,837	7,622,379
Graham Corp.	18,511	411,314
Granite Construction, Inc.	66,064	3,897,115
Great Lakes Dredge & Dock Corp. *	105,194	447,074
Griffon Corp.	61,699	1,474,606
H&E Equipment Services, Inc.	56,949	1,048,431
Harsco Corp.	164,487	2,302,818
HEICO Corp.	34,524	2,710,134
HEICO Corp., Class A	62,103	4,173,322
Herc Holdings, Inc. *	42,837	1,702,342
Hexcel Corp.	157,824	8,162,657
Hillenbrand, Inc.	106,148	3,715,180
Hyster-Yale Materials Handling, Inc.	14,419	930,891
Insteel Industries, Inc.	29,819	1,179,938
ITT, Inc.	152,839	6,170,110
John Bean Technologies Corp.	51,354	4,632,131
Joy Global, Inc.	169,334	4,746,432
Kadant, Inc.	16,531	1,034,841
Kaman Corp.	44,709	2,178,222
KBR, Inc.	236,073	3,944,780
Kennametal, Inc.	136,127	4,695,020
KLX, Inc. *	89,647	3,495,337
Kratos Defense & Security Solutions, Inc. *	92,475	676,917
L.B. Foster Co., Class A	2,441	29,902
Lindsay Corp. (a)	18,483	1,557,747
Lydall, Inc. *	30,076	1,795,537
Manitowoc Foodservice, Inc. *	235,405	4,176,085
Masonite International Corp. *	51,797	3,356,446
MasTec, Inc. *	117,810	4,470,889
Mercury Systems, Inc. *	70,518	2,095,090
Meritor, Inc. *	169,151	2,134,686
Milacron Holdings Corp. *	26,182	442,214
Moog, Inc., Class A *	54,412	3,799,590
MRC Global, Inc. *	168,170	3,385,262
MSC Industrial Direct Co., Inc., Class A	75,941	6,784,569
Mueller Industries, Inc.	95,634	3,633,136
Mueller Water Products, Inc., Class A	281,538	3,724,748
MYR Group, Inc. *	22,434	840,378
National Presto Industries, Inc.	7,405	704,586
Navistar International Corp. *	118,132	3,633,740
NCI Building Systems, Inc. *	70,751	1,181,542
Nexeo Solutions, Inc. *(a)	90,952	682,140
NN, Inc.	50,079	848,839
Security	Number of Shares	Value ($)
NOW, Inc. *	181,017	3,899,106
Orbital ATK, Inc.	98,623	8,415,501
Oshkosh Corp.	122,977	8,608,390
Patrick Industries, Inc. *	25,695	1,833,338
PGT, Inc. *	98,130	1,089,243
Plug Power, Inc. *(a)	349,513	477,085
Ply Gem Holdings, Inc. *	33,273	507,413
Powell Industries, Inc.	17,186	739,685
Power Solutions International, Inc. *	989	12,768
Preformed Line Products Co.	5,136	287,308
Primoris Services Corp.	66,920	1,534,476
Proto Labs, Inc. *	44,087	2,296,933
Quanex Building Products Corp.	64,655	1,257,540
Raven Industries, Inc.	65,868	1,649,993
RBC Bearings, Inc. *	41,792	3,542,290
Regal Beloit Corp.	80,516	5,869,616
Rexnord Corp. *	179,837	3,956,414
Rush Enterprises, Inc., Class A *	50,487	1,527,232
Rush Enterprises, Inc., Class B *	13,465	372,038
Simpson Manufacturing Co., Inc.	68,637	3,235,548
SiteOne Landscape Supply, Inc. *	17,320	580,220
SPX Corp. *	76,176	1,860,980
SPX FLOW, Inc. *	70,147	2,198,407
Standex International Corp.	20,807	1,833,097
Sun Hydraulics Corp.	43,844	1,742,361
Sunrun, Inc. *(a)	111,962	571,006
TASER International, Inc. *	89,029	2,424,260
Teledyne Technologies, Inc. *	58,294	7,279,172
Tennant Co.	28,690	2,154,619
Terex Corp.	183,508	5,600,664
Textainer Group Holdings Ltd.	39,761	385,682
The Gorman-Rupp Co.	30,092	901,255
The Greenbrier Cos., Inc. (a)	47,982	1,861,702
The KEYW Holding Corp. *	58,458	732,479
The Manitowoc Co., Inc. *	222,786	1,327,805
The Timken Co.	117,672	4,595,092
Thermon Group Holdings, Inc. *	51,505	990,956
Titan International, Inc.	91,047	1,052,503
Titan Machinery, Inc. *	25,582	357,892
TPI Composites, Inc. *	12,398	188,078
Trex Co., Inc. *	52,286	3,439,896
TriMas Corp. *	79,490	1,705,060
Triton International Ltd.	56,543	1,090,714
Triumph Group, Inc.	83,418	2,319,020
Tutor Perini Corp. *	68,132	1,778,245
Univar, Inc. *	123,034	3,063,547
Universal Forest Products, Inc.	33,645	3,342,294
USG Corp. *	148,321	4,247,913
Valmont Industries, Inc.	38,749	5,769,726
Veritiv Corp. *	15,711	736,060
Wabash National Corp. *	107,043	1,476,123
Watsco, Inc.	43,513	6,483,437
Watts Water Technologies, Inc., Class A	48,126	3,287,006
Wesco Aircraft Holdings, Inc. *	105,898	1,561,995
WESCO International, Inc. *	71,054	4,824,567
Woodward, Inc.	93,795	6,352,735
		431,159,126

Commercial & Professional Services 3.1%
ABM Industries, Inc.	95,848	4,217,312
Acacia Research Corp. *	78,881	544,279
ACCO Brands Corp. *	194,977	2,427,464
Barrett Business Services, Inc.	12,229	712,828
Brady Corp., Class A	84,129	3,091,741
CBIZ, Inc. *	94,189	1,167,944
CEB, Inc.	55,181	3,252,920
Clean Harbors, Inc. *	86,862	4,590,657
Covanta Holding Corp.	212,333	3,100,062

3

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Deluxe Corp.	81,789	5,537,115
Ennis, Inc.	43,207	697,793
Essendant, Inc.	61,575	1,192,708
Exponent, Inc.	43,478	2,636,941
Franklin Covey Co. *	25,610	532,688
FTI Consulting, Inc. *	70,154	2,995,576
G&K Services, Inc., Class A	33,665	3,229,147
GP Strategies Corp. *	29,963	786,529
Healthcare Services Group, Inc.	122,266	4,762,261
Heidrick & Struggles International, Inc.	28,258	599,070
Heritage-Crystal Clean, Inc. *	30,718	500,703
Herman Miller, Inc.	101,405	3,295,662
HNI Corp.	75,036	3,959,650
Huron Consulting Group, Inc. *	35,189	1,856,220
ICF International, Inc. *	34,976	1,935,922
InnerWorkings, Inc. *	69,693	644,660
Insperity, Inc.	33,850	2,450,740
Interface, Inc.	107,524	1,870,918
Kelly Services, Inc., Class A	51,988	1,047,038
Kforce, Inc.	38,825	858,032
Kimball International, Inc., Class B	58,231	873,465
Knoll, Inc.	82,325	2,182,436
Korn/Ferry International	100,788	2,557,999
LSC Communications, Inc.	43,772	903,454
Matthews International Corp., Class A	52,759	3,838,217
McGrath RentCorp	34,366	1,268,793
Mistras Group, Inc. *	26,694	631,046
Mobile Mini, Inc.	73,615	2,259,980
MSA Safety, Inc.	55,494	3,449,507
Multi-Color Corp.	21,337	1,534,130
Navigant Consulting, Inc. *	82,854	2,046,494
NL Industries, Inc. *	16,810	105,063
On Assignment, Inc. *	81,639	3,370,874
Pendrell Corp. *	22,988	141,606
Pitney Bowes, Inc.	320,037	4,592,531
Quad/Graphics, Inc.	51,807	1,457,331
R.R. Donnelley & Sons Co.	118,496	2,060,645
Resources Connection, Inc.	62,964	1,013,720
RPX Corp. *	84,734	885,470
SP Plus Corp. *	30,089	834,970
Steelcase, Inc., Class A	152,142	2,365,808
Team, Inc. *	52,085	1,786,515
Tetra Tech, Inc.	98,005	4,199,514
The Advisory Board Co. *	69,660	2,465,964
The Brink's Co.	79,526	3,212,850
TriNet Group, Inc. *	66,742	1,683,901
TrueBlue, Inc. *	81,869	1,715,156
UniFirst Corp.	27,204	3,845,285
US Ecology, Inc.	39,838	1,850,475
Viad Corp.	37,169	1,631,719
WageWorks, Inc. *	60,703	4,482,917
West Corp.	86,783	2,070,642
		131,813,057

Consumer Durables & Apparel 2.4%
Arctic Cat, Inc. *	19,982	304,526
Beazer Homes USA, Inc. *	48,055	647,781
Brunswick Corp.	151,039	7,570,075
CalAtlantic Group, Inc.	125,963	4,205,905
Callaway Golf Co.	156,373	1,899,932
Cavco Industries, Inc. *	15,678	1,482,355
Columbia Sportswear Co.	48,368	2,750,688
Crocs, Inc. *	127,807	894,649
Deckers Outdoor Corp. *	52,852	3,143,637
Ethan Allen Interiors, Inc.	42,264	1,458,108
Fossil Group, Inc. *	73,202	2,446,411
G-III Apparel Group Ltd. *	74,301	2,018,015
GoPro, Inc., Class A *(a)	181,484	1,811,210
Security	Number of Shares	Value ($)
Helen of Troy Ltd. *	47,975	4,082,672
Hovnanian Enterprises, Inc., Class A *	100,104	197,205
Iconix Brand Group, Inc. *	88,209	791,235
Installed Building Products, Inc. *	35,894	1,489,601
iRobot Corp. *	47,649	2,715,993
Kate Spade & Co. *	215,158	3,195,096
KB Home	127,491	2,019,457
La-Z-Boy, Inc.	87,005	2,327,384
LGI Homes, Inc. *(a)	27,235	889,223
Libbey, Inc.	39,350	752,766
M.D.C Holdings, Inc.	68,429	1,839,372
M/I Homes, Inc. *	37,093	866,492
Marine Products Corp.	22,977	260,100
Meritage Homes Corp. *	61,814	2,228,395
Movado Group, Inc.	28,804	813,713
NACCO Industries, Inc., Class A	10,763	1,022,485
Nautilus, Inc. *	54,721	941,201
Oxford Industries, Inc.	23,150	1,682,079
Perry Ellis International, Inc. *	22,981	586,475
Skechers U.S.A., Inc., Class A *	238,759	5,438,930
Smith & Wesson Holding Corp. *(a)	94,849	2,212,827
Steven Madden Ltd. *	94,935	3,517,342
Sturm Ruger & Co., Inc.	36,215	1,861,451
Taylor Morrison Home Corp., Class A *	54,251	1,074,712
Tempur Sealy International, Inc. *	88,445	5,598,568
TopBuild Corp. *	69,856	2,535,074
TRI Pointe Group, Inc. *	238,814	2,775,019
Tupperware Brands Corp.	86,021	4,769,004
Unifi, Inc. *	21,842	679,723
Universal Electronics, Inc. *	22,291	1,501,299
Vera Bradley, Inc. *	31,388	452,615
Vince Holding Corp. *	52,272	222,156
Vista Outdoor, Inc. *	103,164	4,142,035
WCI Communities, Inc. *	33,132	770,319
William Lyon Homes, Class A *	44,825	887,535
Wolverine World Wide, Inc.	166,204	3,744,576
		101,517,421

Consumer Services 4.0%
American Public Education, Inc. *	28,406	656,179
Apollo Education Group, Inc. *	175,120	1,651,382
Ascent Capital Group, Inc., Class A *	21,339	385,596
Belmond Ltd., Class A *	138,704	1,796,217
Biglari Holdings, Inc. *	1,605	752,633
BJ's Restaurants, Inc. *	34,133	1,266,334
Bloomin' Brands, Inc.	179,491	3,338,533
Bob Evans Farms, Inc.	31,980	1,427,907
Bojangles', Inc. *	12,516	224,036
Boyd Gaming Corp. *	132,365	2,493,757
Bridgepoint Education, Inc. *	30,182	306,649
Bright Horizons Family Solutions, Inc. *	72,862	5,014,363
Brinker International, Inc.	83,543	4,436,969
Buffalo Wild Wings, Inc. *	32,121	5,415,601
Caesars Entertainment Corp. *(a)	107,388	805,410
Capella Education Co.	18,071	1,576,695
Career Education Corp. *	117,039	1,169,220
Carriage Services, Inc.	26,195	710,932
Carrols Restaurant Group, Inc. *	64,519	877,458
Chegg, Inc. *	89,155	721,264
Choice Hotels International, Inc.	59,984	3,086,177
Churchill Downs, Inc.	21,079	3,227,195
Chuy's Holdings, Inc. *	28,807	903,099
ClubCorp Holdings, Inc.	118,808	1,544,504
Cracker Barrel Old Country Store, Inc. (a)	40,501	6,591,133
Dave & Buster's Entertainment, Inc. *	67,189	3,147,805
Del Frisco's Restaurant Group, Inc. *	33,692	579,502
Denny's Corp. *	132,708	1,604,440
DeVry Education Group, Inc.	99,933	2,983,000

4

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DineEquity, Inc.	28,708	2,399,415
El Pollo Loco Holdings, Inc. *	32,815	413,469
Eldorado Resorts, Inc. *	41,871	575,726
Extended Stay America, Inc.	168,053	2,614,905
Fiesta Restaurant Group, Inc. *	45,215	1,295,410
Graham Holdings Co., Class B	7,780	3,810,255
Grand Canyon Education, Inc. *	84,156	4,805,308
Houghton Mifflin Harcourt Co. *	169,599	1,874,069
Hyatt Hotels Corp., Class A *	38,513	1,977,257
ILG, Inc.	180,369	3,259,268
International Speedway Corp., Class A	44,528	1,638,630
Intrawest Resorts Holdings, Inc. *	29,871	523,937
Isle of Capri Casinos, Inc. *	40,335	904,311
Jack in the Box, Inc.	54,900	5,710,698
K12, Inc. *	51,824	760,776
La Quinta Holdings, Inc. *	130,401	1,583,068
LifeLock, Inc. *	140,112	3,336,067
Marriott Vacations Worldwide Corp.	43,179	3,352,417
Noodles & Co. *	1,427	5,993
Panera Bread Co., Class A *	37,653	7,986,578
Papa John's International, Inc.	47,853	4,228,291
Penn National Gaming, Inc. *	141,350	1,877,128
Pinnacle Entertainment, Inc. *	99,600	1,357,548
Planet Fitness, Inc., Class A	85,378	1,730,612
Popeyes Louisiana Kitchen, Inc. *	34,914	2,090,650
Potbelly Corp. *	34,254	467,567
Red Robin Gourmet Burgers, Inc. *	24,426	1,256,718
Red Rock Resorts, Inc., Class A	45,063	1,032,844
Regis Corp. *	68,295	921,982
Ruby Tuesday, Inc. *	131,339	396,644
Ruth's Hospitality Group, Inc.	57,915	984,555
Scientific Games Corp., Class A *	92,617	1,366,101
SeaWorld Entertainment, Inc.	132,995	2,247,615
ServiceMaster Global Holdings, Inc. *	233,852	8,937,823
Shake Shack, Inc., Class A *(a)	28,157	1,038,430
Six Flags Entertainment Corp.	149,194	8,599,542
Sonic Corp.	81,580	2,129,238
Sotheby's *	85,402	3,335,802
Speedway Motorsports, Inc.	18,510	379,270
Strayer Education, Inc. *	19,683	1,441,386
Texas Roadhouse, Inc.	111,680	5,236,675
The Cheesecake Factory, Inc.	74,188	4,389,704
The Habit Restaurants, Inc., Class A *	17,349	291,463
The Marcus Corp.	35,106	1,053,180
The Wendy's Co.	360,060	4,525,954
Weight Watchers International, Inc. *(a)	48,247	507,558
Wingstop, Inc.	46,854	1,437,949
Zoe's Kitchen, Inc. *	30,407	749,837
		171,533,613

Diversified Financials 3.5%
AG Mortgage Investment Trust, Inc.	43,020	756,722
Altisource Residential Corp.	92,859	1,093,879
Anworth Mortgage Asset Corp.	175,285	911,482
Apollo Commercial Real Estate Finance, Inc.	124,425	2,135,133
Arlington Asset Investment Corp., Class A	40,507	657,834
ARMOUR Residential REIT, Inc.	62,603	1,392,291
Artisan Partners Asset Management, Inc., Class A	72,489	2,160,172
Bats Global Markets, Inc.	43,282	1,376,368
BGC Partners, Inc., Class A	369,797	3,612,917
Blackstone Mortgage Trust, Inc., Class A	150,278	4,520,362
Capstead Mortgage Corp.	161,899	1,674,036
Chimera Investment Corp.	313,251	5,312,737
CIM Commercial Trust Corp.	33,191	506,163
Cohen & Steers, Inc.	31,671	1,127,488
Colony Capital, Inc., Class A	196,098	4,021,970
Security	Number of Shares	Value ($)
Cowen Group, Inc., Class A *	115,655	422,141
Credit Acceptance Corp. *(a)	20,930	4,015,211
CYS Investments, Inc.	253,693	2,039,692
Diamond Hill Investment Group, Inc.	4,995	1,044,454
Donnelley Financial Solutions, Inc. *	43,772	834,732
Dynex Capital, Inc.	71,184	491,881
Encore Capital Group, Inc. *(a)	37,344	1,025,093
Enova International, Inc. *	23,879	278,190
Evercore Partners, Inc., Class A	69,981	4,716,719
EZCORP, Inc., Class A *	84,722	987,011
Federated Investors, Inc., Class B	157,578	4,331,819
Financial Engines, Inc.	89,181	3,107,958
FirstCash, Inc.	84,489	3,878,045
FNFV Group *	121,523	1,555,494
GAMCO Investors, Inc., Class A	7,418	227,213
Green Dot Corp., Class A *	74,572	1,797,931
Greenhill & Co., Inc.	46,676	1,292,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	73,927	1,469,669
Interactive Brokers Group, Inc., Class A	115,672	4,247,476
INTL FCStone, Inc. *	25,647	1,054,348
Invesco Mortgage Capital, Inc.	194,516	2,898,288
Investment Technology Group, Inc.	56,958	1,061,697
Janus Capital Group, Inc.	243,213	3,283,375
KCG Holdings, Inc., Class A *	83,214	1,176,646
Ladder Capital Corp., Class A	88,897	1,275,672
Ladenburg Thalmann Financial Services, Inc. *	185,639	449,246
LendingClub Corp. *	546,893	3,095,414
LPL Financial Holdings, Inc.	138,767	5,715,813
MFA Financial, Inc.	608,818	4,760,957
Moelis & Co., Class A	28,640	836,288
Morningstar, Inc.	29,937	2,182,707
MTGE Investment Corp.	84,891	1,417,680
Nelnet, Inc., Class A	30,283	1,527,777
New Residential Investment Corp.	430,842	6,656,509
New York Mortgage Trust, Inc.	193,939	1,295,513
Newcastle Investment Corp.	58,346	264,307
NewStar Financial, Inc. *	41,674	353,812
NorthStar Asset Management Group, Inc.	322,928	4,766,417
On Deck Capital, Inc. *	63,190	290,674
PennyMac Mortgage Investment Trust	122,101	1,987,804
PICO Holdings, Inc. *	45,193	646,260
Piper Jaffray Cos. *	25,319	1,847,021
PJT Partners, Inc., Class A	27,379	806,312
PRA Group, Inc. *	78,860	2,835,017
Pzena Investment Management, Inc., Class A	20,382	201,578
Redwood Trust, Inc.	134,279	2,043,726
Resource Capital Corp.	59,831	504,974
Safeguard Scientifics, Inc. *	42,997	505,215
SLM Corp. *	735,584	7,407,331
Stifel Financial Corp. *	115,917	5,778,462
Two Harbors Investment Corp.	594,335	5,152,884
Virtu Financial, Inc., Class A	61,906	857,398
Virtus Investment Partners, Inc.	11,112	1,286,770
Waddell & Reed Financial, Inc., Class A	137,905	2,693,285
Western Asset Mortgage Capital Corp.	71,624	765,661
Westwood Holdings Group, Inc.	13,549	804,540
WisdomTree Investments, Inc. (a)	188,228	2,081,802
World Acceptance Corp. *	15,370	864,870
		152,457,258

Energy 4.8%
Alon USA Energy, Inc.	56,259	525,459
Archrock, Inc.	135,073	1,816,732
Atwood Oceanics, Inc.	97,310	920,553
Bill Barrett Corp. *	149,064	1,165,680

5

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bristow Group, Inc.	40,310	629,239
California Resources Corp. *(a)	81,749	1,422,433
Callon Petroleum Co. *	274,586	4,843,697
CARBO Ceramics, Inc. *	30,253	248,982
Carrizo Oil & Gas, Inc. *	103,896	4,398,957
Clayton Williams Energy, Inc. *(a)	13,323	1,501,502
Clean Energy Fuels Corp. *	127,540	464,246
Cloud Peak Energy, Inc. *	78,927	453,041
Cobalt International Energy, Inc. *	540,539	729,728
CONSOL Energy, Inc.	312,016	6,421,289
Contango Oil & Gas Co. *	38,806	383,791
CVR Energy, Inc. (a)	25,111	420,107
Delek US Holdings, Inc.	92,794	1,866,087
Denbury Resources, Inc. *	761,376	2,878,001
Diamond Offshore Drilling, Inc. *	105,502	1,905,366
Dril-Quip, Inc. *	67,090	3,793,939
Eclipse Resources Corp. *	141,960	418,782
Ensco plc, Class A	522,505	5,047,398
EP Energy Corp., Class A *(a)	64,534	342,676
Era Group, Inc. *	33,674	394,323
Evolution Petroleum Corp.	48,255	407,755
EXCO Resources, Inc. *(a)	291,989	300,749
Exterran Corp. *	55,386	1,113,259
Fairmount Santrol Holdings, Inc. *	236,398	2,276,513
Forum Energy Technologies, Inc. *	112,663	2,450,420
Frank's International N.V. (a)	74,537	938,421
Gener8 Maritime, Inc. *	150,688	611,793
Geospace Technologies Corp. *	23,925	506,492
Green Plains, Inc.	61,476	1,666,000
Gulf Island Fabrication, Inc.	23,052	273,166
Gulfport Energy Corp. *	219,338	5,634,793
Helix Energy Solutions Group, Inc. *	195,162	2,039,443
Hornbeck Offshore Services, Inc. *(a)	56,986	291,198
Isramco, Inc. *	1,787	210,419
Jones Energy, Inc., Class A *(a)	48,124	221,370
Kosmos Energy Ltd. *	288,667	1,529,935
Laredo Petroleum, Inc. *	242,523	3,877,943
Matador Resources Co. *	139,999	3,729,573
Matrix Service Co. *	43,151	899,698
McDermott International, Inc. *	435,102	2,993,502
Nabors Industries Ltd.	466,514	7,510,875
Natural Gas Services Group, Inc. *	22,233	632,529
Newpark Resources, Inc. *	145,796	1,071,601
Noble Corp. plc	406,615	2,529,145
Northern Oil & Gas, Inc. *(a)	35,079	78,928
Oasis Petroleum, Inc. *	390,415	5,844,513
Oceaneering International, Inc.	170,348	4,539,774
Oil States International, Inc. *	89,146	3,195,884
Overseas Shipholding Group, Inc., Class A	69,871	540,103
Par Pacific Holdings, Inc. *	55,129	815,909
Parker Drilling Co. *	211,215	454,112
Patterson-UTI Energy, Inc.	257,253	6,860,938
PBF Energy, Inc., Class A	165,847	3,978,670
PDC Energy, Inc. *	97,336	7,246,665
Pioneer Energy Services Corp. *	119,549	597,745
QEP Resources, Inc. *	410,534	8,071,098
REX American Resources Corp. *	8,186	799,608
Rice Energy, Inc. *	273,914	6,669,806
RigNet, Inc. *	21,432	369,702
Rowan Cos. plc, Class A *	216,518	3,858,351
RPC, Inc.	98,830	1,984,506
RSP Permian, Inc. *	151,701	6,773,450
Sanchez Energy Corp. *	89,583	753,393
SEACOR Holdings, Inc. *	26,634	1,651,042
SemGroup Corp., Class A	89,140	3,213,497
SM Energy Co.	150,932	6,016,150
Superior Energy Services, Inc.	247,642	4,269,348
Synergy Resources Corp. *	329,350	3,125,531
Teekay Corp.	70,381	555,306
Security	Number of Shares	Value ($)
Tesco Corp. *	94,424	731,786
TETRA Technologies, Inc. *	164,728	894,473
Tidewater, Inc.	43,706	100,087
Unit Corp. *	92,135	2,238,880
US Silica Holdings, Inc.	118,849	6,014,948
W&T Offshore, Inc. *(a)	56,465	95,426
Western Refining, Inc.	137,317	4,925,561
Whiting Petroleum Corp. *	472,341	5,772,007
World Fuel Services Corp.	122,144	5,430,522
WPX Energy, Inc. *	582,892	9,058,142
		204,234,461

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	23,861	1,095,220
Natural Grocers by Vitamin Cottage, Inc. *	2,471	26,193
Performance Food Group Co. *	83,814	1,768,475
PriceSmart, Inc.	40,888	3,733,074
Smart & Final Stores, Inc. *	44,744	604,044
SpartanNash Co.	61,159	2,214,567
Sprouts Farmers Market, Inc. *	247,318	4,948,833
SUPERVALU, Inc. *	432,276	2,005,761
The Andersons, Inc.	46,114	1,814,586
The Chefs' Warehouse, Inc. *	34,646	448,666
United Natural Foods, Inc. *	86,531	4,062,631
Village Super Market, Inc., Class A	14,276	492,950
Weis Markets, Inc.	27,614	1,538,100
		24,753,100

Food, Beverage & Tobacco 1.5%
AdvancePierre Foods Holdings, Inc.	31,994	866,078
Alico, Inc.	5,079	138,657
Amplify Snack Brands, Inc. *(a)	63,368	601,996
B&G Foods, Inc.	111,201	4,759,403
Blue Buffalo Pet Products, Inc. *	152,431	3,571,458
Cal-Maine Foods, Inc. (a)	51,895	2,112,126
Calavo Growers, Inc.	28,121	1,517,128
Coca-Cola Bottling Co. Consolidated	8,545	1,382,410
Darling Ingredients, Inc. *	285,435	3,856,227
Dean Foods Co.	166,921	3,315,051
Farmer Brothers Co. *	18,708	651,974
Flowers Foods, Inc.	312,684	4,852,856
Fresh Del Monte Produce, Inc.	54,741	3,394,489
Freshpet, Inc. *	28,866	267,011
J&J Snack Foods Corp.	24,348	2,956,578
Lancaster Colony Corp.	32,505	4,404,753
Landec Corp. *	44,964	642,985
Limoneira Co.	17,045	305,787
MGP Ingredients, Inc.	21,430	1,013,639
National Beverage Corp. (a)	21,459	1,083,465
Omega Protein Corp. *	39,895	955,485
Sanderson Farms, Inc.	34,385	2,773,150
Seaboard Corp. *	419	1,714,967
Seneca Foods Corp., Class A *	13,718	515,797
Seneca Foods Corp., Class B *(a)	2,396	95,600
Snyder's-Lance, Inc.	142,921	5,325,236
The Boston Beer Co., Inc., Class A *	14,727	2,549,244
Tootsie Roll Industries, Inc. (a)	36,011	1,359,415
Universal Corp.	38,193	2,102,525
Vector Group Ltd.	178,354	3,807,858
		62,893,348

Health Care Equipment & Services 5.5%
AAC Holdings, Inc. *(a)	12,266	102,912
Abaxis, Inc.	36,526	1,884,376
Acadia Healthcare Co., Inc. *	132,261	5,027,241
Accuray, Inc. *	163,012	823,211

6

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aceto Corp.	51,464	1,051,410
Adeptus Health, Inc., Class A *(a)	27,103	227,123
Air Methods Corp. *	56,472	1,846,634
Alere, Inc. *	149,461	5,936,591
Allscripts Healthcare Solutions, Inc. *	317,177	3,482,603
Amedisys, Inc. *	49,852	1,968,655
American Renal Associates Holdings, Inc. *	21,717	530,329
AMN Healthcare Services, Inc. *	85,433	2,844,919
Amsurg Corp. *	94,407	6,431,005
Analogic Corp.	22,974	2,117,054
AngioDynamics, Inc. *	48,072	783,574
Anika Therapeutics, Inc. *	26,605	1,241,389
Antares Pharma, Inc. *	222,999	450,458
athenahealth, Inc. *	67,594	6,394,392
AtriCure, Inc. *	57,421	1,033,004
Atrion Corp.	2,996	1,469,838
BioScrip, Inc. *	196,008	223,449
BioTelemetry, Inc. *	49,859	969,758
Brookdale Senior Living, Inc. *	316,702	3,683,244
Cantel Medical Corp.	60,088	4,901,378
Capital Senior Living Corp. *	49,980	778,688
Cardiovascular Systems, Inc. *	52,143	1,261,339
Castlight Health, Inc., Class B *	104,555	486,181
Cerus Corp. *	184,552	963,361
Chemed Corp.	28,980	4,317,151
Civitas Solutions, Inc. *	28,705	480,809
Community Health Systems, Inc. *	197,867	1,076,396
Computer Programs & Systems, Inc. (a)	16,674	401,010
CONMED Corp.	41,784	1,820,947
CorVel Corp. *	18,629	599,854
Cotiviti Holdings, Inc. *	21,395	637,357
CryoLife, Inc.	49,724	977,077
Cynosure, Inc., Class A *	38,057	1,725,885
Diplomat Pharmacy, Inc. *(a)	72,081	1,020,667
Endologix, Inc. *	130,321	957,859
Entellus Medical, Inc. *	8,320	153,338
Evolent Health, Inc., Class A *	30,698	577,122
Exactech, Inc. *	16,438	412,594
Genesis Healthcare, Inc. *	48,458	174,449
GenMark Diagnostics, Inc. *	69,674	809,612
Glaukos Corp. *	15,070	470,335
Globus Medical, Inc., Class A *	115,742	2,504,657
Haemonetics Corp. *	88,974	3,526,040
Halyard Health, Inc. *	80,153	2,977,684
HealthEquity, Inc. *	71,161	3,168,799
HealthSouth Corp.	153,353	6,390,219
HealthStream, Inc. *	39,268	984,056
Healthways, Inc. *	60,188	1,396,362
Hill-Rom Holdings, Inc.	103,019	5,495,033
HMS Holdings Corp. *	155,340	2,845,829
ICU Medical, Inc. *	26,161	3,930,690
Inogen, Inc. *	27,025	1,741,221
Inovalon Holdings, Inc., Class A *(a)	105,819	1,624,322
Insulet Corp. *	94,351	3,174,911
Integer Holdings Corp. *	40,790	1,152,317
Integra LifeSciences Holdings Corp. *	49,088	3,966,310
Invacare Corp.	51,828	596,022
K2M Group Holdings, Inc. *	44,036	827,877
Kindred Healthcare, Inc.	151,357	1,006,524
Landauer, Inc.	18,600	920,700
LHC Group, Inc. *	25,374	1,067,230
LifePoint Health, Inc. *	72,087	3,961,181
LivaNova plc *	75,258	3,331,672
Magellan Health, Inc. *	43,747	3,184,782
Masimo Corp. *	75,029	4,642,044
Medidata Solutions, Inc. *	95,725	5,286,892
Meridian Bioscience, Inc.	69,161	1,196,485
Merit Medical Systems, Inc. *	74,367	1,751,343
Molina Healthcare, Inc. *	72,978	3,857,617
Security	Number of Shares	Value ($)
National HealthCare Corp.	19,408	1,331,389
National Research Corp., Class A	15,343	245,488
National Research Corp., Class B	3,092	119,877
Natus Medical, Inc. *	54,290	2,163,456
Neogen Corp. *	63,713	4,031,759
Nevro Corp. *	36,611	2,783,534
NuVasive, Inc. *	84,683	5,495,927
NxStage Medical, Inc. *	97,918	2,420,533
Omnicell, Inc. *	59,913	2,147,881
OraSure Technologies, Inc. *	105,881	892,577
Orthofix International N.V. *	33,670	1,268,349
Owens & Minor, Inc.	107,563	3,647,461
Penumbra, Inc. *	45,770	2,833,163
PharMerica Corp. *	49,196	1,183,164
Premier, Inc., Class A *	81,792	2,465,211
Quality Systems, Inc.	68,927	904,322
Quidel Corp. *	49,805	1,142,029
Quorum Health Corp. *	47,660	272,615
SeaSpine Holdings Corp. *	14,331	100,317
Second Sight Medical Products, Inc. *	28,816	58,496
Select Medical Holdings Corp. *	175,011	2,126,384
Senseonics Holdings, Inc. *	32,209	92,118
Surgery Partners, Inc. *	34,057	502,341
Surgical Care Affiliates, Inc. *	46,194	1,942,458
Surmodics, Inc. *	24,713	591,876
Tandem Diabetes Care, Inc. *	29,874	73,191
Team Health Holdings, Inc. *	128,038	5,448,017
Teladoc, Inc. *(a)	42,083	772,223
Tenet Healthcare Corp. *	138,106	2,103,354
The Ensign Group, Inc.	83,326	1,801,508
The Providence Service Corp. *	22,233	816,173
The Spectranetics Corp. *	79,065	1,727,570
Triple-S Management Corp., Class B *	41,513	924,910
Universal American Corp. *	90,283	906,441
US Physical Therapy, Inc.	19,962	1,277,568
Vascular Solutions, Inc. *	28,121	1,549,467
Veeva Systems, Inc., Class A *	165,228	7,679,797
WellCare Health Plans, Inc. *	75,050	10,283,351
Wright Medical Group N.V. *	173,292	3,992,648
Zeltiq Aesthetics, Inc. *	62,126	2,734,165
		234,888,505

Household & Personal Products 0.9%
Avon Products, Inc. *	714,931	3,839,180
Central Garden & Pet Co. *	20,506	592,213
Central Garden & Pet Co., Class A *	50,750	1,389,028
Coty, Inc., Class A *	804,685	15,055,656
Energizer Holdings, Inc.	107,035	4,802,660
HRG Group, Inc. *	231,595	3,603,618
Inter Parfums, Inc.	31,806	1,095,717
Medifast, Inc.	18,518	723,683
Natural Health Trends Corp. (a)	11,860	299,939
Nu Skin Enterprises, Inc., Class A	92,867	4,845,800
Revlon, Inc., Class A *	23,614	655,289
Synutra International, Inc. *	40,214	207,102
USANA Health Sciences, Inc. *	17,042	1,038,710
WD-40 Co.	25,371	2,737,531
		40,886,126

Insurance 3.6%
Allied World Assurance Co. Holdings AG	153,354	7,178,501
Ambac Financial Group, Inc. *	73,029	1,789,210
American Equity Investment Life Holding Co.	146,297	3,032,737
American National Insurance Co.	14,916	1,797,378
AMERISAFE, Inc.	33,582	2,134,136
AmTrust Financial Services, Inc.	179,162	4,561,465

7

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Argo Group International Holdings Ltd.	50,006	3,172,881
Aspen Insurance Holdings Ltd.	102,220	5,208,109
Assured Guaranty Ltd.	227,652	8,140,835
Citizens, Inc. *(a)	73,174	674,664
CNO Financial Group, Inc.	307,400	5,502,460
Crawford & Co., Class A	27,586	279,170
Crawford & Co., Class B	26,674	352,364
Donegal Group, Inc., Class A	25,374	407,253
eHealth, Inc. *	25,941	263,561
EMC Insurance Group, Inc.	10,676	294,764
Employers Holdings, Inc.	53,386	1,887,195
Endurance Specialty Holdings Ltd.	109,610	10,106,042
Enstar Group Ltd. *	17,780	3,496,437
FBL Financial Group, Inc., Class A	16,283	1,246,464
Fidelity & Guaranty Life (a)	22,823	538,623
First American Financial Corp.	183,765	6,935,291
Genworth Financial, Inc., Class A *	889,012	3,804,971
Global Indemnity Ltd. *	12,126	453,027
Greenlight Capital Re Ltd., Class A *	49,911	1,135,475
Horace Mann Educators Corp.	73,540	2,952,631
Infinity Property & Casualty Corp.	19,740	1,702,575
James River Group Holdings Ltd.	21,176	825,440
Kemper Corp.	80,011	3,276,450
Maiden Holdings Ltd.	117,087	1,803,140
MBIA, Inc. *	234,179	2,433,120
Mercury General Corp.	63,620	3,715,408
National General Holdings Corp.	114,070	2,576,841
National Western Life Group, Inc., Class A	4,190	1,095,434
Old Republic International Corp.	429,971	7,683,582
OneBeacon Insurance Group Ltd., Class A	37,991	583,162
Primerica, Inc.	81,381	5,753,637
ProAssurance Corp.	90,950	5,097,747
RLI Corp.	64,548	3,875,462
Safety Insurance Group, Inc.	23,714	1,668,280
Selective Insurance Group, Inc.	99,395	4,085,134
State Auto Financial Corp.	25,419	655,556
State National Cos., Inc.	52,062	699,193
Stewart Information Services Corp.	39,627	1,879,905
The Hanover Insurance Group, Inc.	72,037	6,237,684
The Navigators Group, Inc.	19,354	2,039,912
Third Point Reinsurance Ltd. *	94,390	1,118,521
United Fire Group, Inc.	34,159	1,550,819
Universal Insurance Holdings, Inc.	52,655	1,263,720
Validus Holdings Ltd.	144,607	7,857,944
White Mountains Insurance Group Ltd.	7,714	6,456,387
WMIH Corp. *	347,685	591,064
		153,871,761

Materials 5.4%
A. Schulman, Inc.	49,529	1,649,316
AK Steel Holding Corp. *	517,211	4,722,136
Allegheny Technologies, Inc.	179,696	3,151,868
American Vanguard Corp.	48,304	879,133
AptarGroup, Inc.	107,375	7,857,702
Balchem Corp.	51,109	4,081,565
Bemis Co., Inc.	159,812	8,001,787
Boise Cascade Co. *	71,789	1,636,789
Cabot Corp.	107,965	5,498,657
Calgon Carbon Corp.	82,171	1,454,427
Carpenter Technology Corp.	73,848	2,641,543
Century Aluminum Co. *	89,684	826,886
Chase Corp.	9,558	770,375
Chemtura Corp. *	113,235	3,731,093
Clearwater Paper Corp. *	31,227	1,942,319
Cliffs Natural Resources, Inc. *	349,737	3,081,183
Coeur Mining, Inc. *	259,818	2,507,244
Commercial Metals Co.	193,528	4,259,551
Compass Minerals International, Inc.	59,603	4,622,213
Security	Number of Shares	Value ($)
Deltic Timber Corp.	18,174	1,266,910
Domtar Corp.	108,774	4,271,555
Eagle Materials, Inc.	85,195	8,280,954
Ferro Corp. *	147,445	2,182,186
Flotek Industries, Inc. *	84,693	1,139,968
FutureFuel Corp.	43,162	592,614
GCP Applied Technologies, Inc. *	126,582	3,544,296
Graphic Packaging Holding Co.	552,249	6,941,770
Greif, Inc., Class A	42,120	2,163,704
Greif, Inc., Class B	15,803	1,058,011
H.B. Fuller Co.	86,371	4,058,573
Hawkins, Inc.	18,712	908,468
Haynes International, Inc.	20,205	880,332
Headwaters, Inc. *	123,055	2,916,403
Hecla Mining Co.	689,996	4,195,176
Ingevity Corp. *	74,606	3,907,116
Innophos Holdings, Inc.	31,521	1,718,525
Innospec, Inc.	42,238	2,775,037
Kaiser Aluminum Corp.	30,802	2,537,777
KapStone Paper & Packaging Corp.	144,328	2,948,621
Koppers Holdings, Inc. *	38,676	1,483,225
Kraton Corp. *	50,675	1,562,310
Kronos Worldwide, Inc.	38,581	481,491
Louisiana-Pacific Corp. *	241,262	4,666,007
LSB Industries, Inc. *(a)	50,035	385,270
Materion Corp.	35,917	1,377,417
McEwen Mining, Inc. (a)	372,900	1,055,307
Mercer International, Inc.	67,999	645,991
Minerals Technologies, Inc.	59,202	4,795,362
Myers Industries, Inc.	38,805	549,091
Neenah Paper, Inc.	26,846	2,279,225
Olin Corp.	274,577	7,139,002
OMNOVA Solutions, Inc. *	67,698	649,901
Owens-Illinois, Inc. *	272,252	5,001,269
P.H. Glatfelter Co.	74,274	1,706,074
Platform Specialty Products Corp. *	365,555	3,417,939
PolyOne Corp.	150,946	4,976,690
Quaker Chemical Corp.	21,486	2,733,879
Rayonier Advanced Materials, Inc.	74,351	1,031,992
Resolute Forest Products, Inc. *	96,238	447,507
Schnitzer Steel Industries, Inc., Class A	45,092	1,258,067
Schweitzer-Mauduit International, Inc.	52,692	2,215,172
Sensient Technologies Corp.	74,188	5,793,341
Silgan Holdings, Inc.	70,459	3,488,425
Stepan Co.	34,460	2,797,118
Stillwater Mining Co. *	213,486	3,208,695
Summit Materials, Inc., Class A *	159,516	3,791,695
SunCoke Energy, Inc. *	116,000	1,324,720
TerraVia Holdings, Inc. *(a)	141,228	190,658
The Chemours Co.	322,799	7,979,591
The Scotts Miracle-Gro Co., Class A	79,090	7,218,544
TimkenSteel Corp. *	61,169	966,470
Tredegar Corp.	46,644	1,040,161
Trinseo S.A.	81,639	4,779,963
Tronox Ltd., Class A	106,217	1,204,501
United States Lime & Minerals, Inc.	2,295	166,502
United States Steel Corp.	287,321	9,291,961
US Concrete, Inc. *	24,557	1,396,065
Valhi, Inc.	28,532	88,449
Worthington Industries, Inc.	74,087	4,169,616
		230,358,446

Media 2.1%
AMC Entertainment Holdings, Inc., Class A	33,499	1,137,291
AMC Networks, Inc., Class A *	102,403	5,657,766
Cable One, Inc.	8,103	4,789,359
Carmike Cinemas, Inc. *(a)	43,485	1,469,793

8

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Central European Media Enterprises Ltd., Class A *(a)	142,143	376,679
Cinemark Holdings, Inc.	177,695	7,079,369
Clear Channel Outdoor Holdings, Inc., Class A	72,695	396,188
Entercom Communications Corp., Class A	47,045	715,084
Entravision Communications Corp., Class A	121,776	803,722
Gannett Co., Inc.	199,725	1,905,377
Global Eagle Entertainment, Inc. *	113,084	725,999
Gray Television, Inc. *	111,437	1,125,514
Hemisphere Media Group, Inc. *(a)	22,947	271,922
John Wiley & Sons, Inc., Class A	79,298	4,349,495
Liberty Global plc LiLAC, Class A *	83,845	1,809,375
Liberty Global plc LiLAC, Class C *	204,202	4,322,956
Liberty Media Corp. - Liberty Braves, Class A *	14,025	282,604
Liberty Media Corp. - Liberty Braves, Class C *	61,291	1,217,852
Liberty Media Corp. - Liberty Media, Class A *	42,776	1,338,461
Liberty Media Corp. - Liberty Media, Class C *	76,754	2,390,887
Lions Gate Entertainment Corp.	185,433	4,339,132
Loral Space & Communications, Inc. *	21,594	850,804
Media General, Inc. *	163,201	2,998,002
Meredith Corp.	62,669	3,481,263
MSG Networks, Inc., Class A *	106,736	2,182,751
National CineMedia, Inc.	98,231	1,506,864
New Media Investment Group, Inc.	84,718	1,301,269
Nexstar Broadcasting Group, Inc., Class A	49,905	2,976,833
Regal Entertainment Group, Class A	179,885	4,121,165
Scholastic Corp.	45,658	2,013,061
Sinclair Broadcast Group, Inc., Class A	113,257	3,686,515
Starz, Class A *	144,429	4,890,366
The E.W. Scripps Co., Class A *	91,745	1,570,674
The Madison Square Garden Co., Class A *	25,294	4,392,050
The New York Times Co., Class A	206,095	2,679,235
Time, Inc.	179,068	2,900,902
tronc, Inc.	43,029	560,238
World Wrestling Entertainment, Inc., Class A (a)	61,349	1,152,134
		89,768,951

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
ACADIA Pharmaceuticals, Inc. *	154,461	4,168,902
Accelerate Diagnostics, Inc. *(a)	44,091	1,100,070
Acceleron Pharma, Inc. *	57,816	1,947,821
Achillion Pharmaceuticals, Inc. *	213,602	884,312
Aclaris Therapeutics, Inc. *	23,989	718,471
Acorda Therapeutics, Inc. *	78,048	1,623,398
Aduro Biotech, Inc. *(a)	53,610	611,154
Advaxis, Inc. *(a)	62,087	515,943
Aerie Pharmaceuticals, Inc. *	54,488	2,024,229
Agenus, Inc. *	134,357	553,551
Agios Pharmaceuticals, Inc. *	55,235	3,215,229
Aimmune Therapeutics, Inc. *	39,781	903,029
Akebia Therapeutics, Inc. *	62,277	536,205
Akorn, Inc. *	155,482	3,299,328
Albany Molecular Research, Inc. *	44,385	747,887
Alder Biopharmaceuticals, Inc. *	80,228	1,889,369
AMAG Pharmaceuticals, Inc. *	58,263	1,934,332
Amicus Therapeutics, Inc. *	230,538	1,378,617
Amphastar Pharmaceuticals, Inc. *	62,195	1,260,693
ANI Pharmaceuticals, Inc. *	14,207	837,219
Arena Pharmaceuticals, Inc. *	303,571	440,178
ARIAD Pharmaceuticals, Inc. *	334,608	4,510,516
Security	Number of Shares	Value ($)
Array BioPharma, Inc. *	263,528	2,133,259
Arrowhead Pharmaceuticals, Inc. *(a)	121,818	175,418
Atara Biotherapeutics, Inc. *	37,245	739,313
Avexis, Inc. *	20,984	1,240,574
Bellicum Pharmaceuticals, Inc. *	35,058	628,590
Bio-Rad Laboratories, Inc., Class A *	34,954	6,064,519
Bio-Techne Corp.	63,611	6,702,055
BioCryst Pharmaceuticals, Inc. *	124,504	695,977
Bluebird Bio, Inc. *	63,683	3,843,269
Blueprint Medicines Corp. *	37,950	1,114,592
Bruker Corp.	178,488	4,048,108
Cambrex Corp. *	52,749	2,642,725
Catalent, Inc. *	214,046	5,122,121
Celldex Therapeutics, Inc. *	137,794	524,995
Cempra, Inc. *(a)	88,120	572,780
Charles River Laboratories International, Inc. *	81,690	5,808,159
Chimerix, Inc. *	52,581	257,121
Clovis Oncology, Inc. *	68,845	2,359,318
Coherus Biosciences, Inc. *	48,039	1,292,249
Corcept Therapeutics, Inc. *	131,063	1,099,619
Cytokinetics, Inc. *	67,005	804,060
CytomX Therapeutics, Inc. *	41,773	465,351
Depomed, Inc. *	98,118	1,874,054
Dermira, Inc. *	43,134	1,379,425
Dynavax Technologies Corp. *(a)	63,036	271,055
Eagle Pharmaceuticals, Inc. *(a)	14,432	1,139,551
Edge Therapeutics, Inc. *	40,071	485,260
Editas Medicine, Inc. *(a)	27,252	388,886
Emergent BioSolutions, Inc. *	61,887	1,656,096
Enanta Pharmaceuticals, Inc. *	23,118	726,830
Endocyte, Inc. *	46,099	122,623
Epizyme, Inc. *	60,755	674,381
Esperion Therapeutics, Inc. *	25,703	271,424
Exact Sciences Corp. *	179,246	2,647,463
Exelixis, Inc. *	394,863	6,681,082
FibroGen, Inc. *	83,345	1,846,092
Five Prime Therapeutics, Inc. *	48,723	2,802,547
Flexion Therapeutics, Inc. *	39,124	645,546
Fluidigm Corp. *	48,371	311,026
Foundation Medicine, Inc. *	23,951	492,193
Genomic Health, Inc. *	27,744	844,250
Global Blood Therapeutics, Inc. *(a)	35,118	672,510
Halozyme Therapeutics, Inc. *	184,103	2,174,256
Heron Therapeutics, Inc. *	58,647	900,231
Horizon Pharma plc *	275,555	5,455,989
ImmunoGen, Inc. *(a)	94,082	167,466
Impax Laboratories, Inc. *	118,652	1,714,521
INC Research Holdings, Inc., Class A *	91,197	4,514,252
Innoviva, Inc. *(a)	135,391	1,399,943
Inovio Pharmaceuticals, Inc. *(a)	121,236	858,351
Insmed, Inc. *	115,483	1,576,343
Insys Therapeutics, Inc. *(a)	36,339	428,437
Intellia Therapeutics, Inc. *(a)	14,025	220,894
Intercept Pharmaceuticals, Inc. *(a)	28,873	2,919,638
Intersect ENT, Inc. *	47,080	489,632
Intra-Cellular Therapies, Inc. *	57,645	803,571
Intrexon Corp. *(a)	109,397	3,192,204
Invitae Corp. *	44,792	307,721
Ironwood Pharmaceuticals, Inc. *	225,807	3,523,718
Juno Therapeutics, Inc. *	136,806	2,742,960
Karyopharm Therapeutics, Inc. *	31,927	294,686
Keryx Biopharmaceuticals, Inc. *(a)	181,350	1,051,830
Kite Pharma, Inc. *(a)	76,165	3,879,083
Lannett Co., Inc. *(a)	52,139	1,193,983
Lexicon Pharmaceuticals, Inc. *	78,583	1,196,819
Ligand Pharmaceuticals, Inc., Class B *	33,144	3,460,234
Lion Biotechnologies, Inc. *	78,580	522,557
Loxo Oncology, Inc. *	21,694	597,887

9

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Luminex Corp. *	64,531	1,311,915
MacroGenics, Inc. *	45,114	1,169,806
MannKind Corp. *	488,830	229,995
Medpace Holdings, Inc. *	12,486	445,501
Merrimack Pharmaceuticals, Inc. *(a)	186,096	1,025,389
MiMedx Group, Inc. *(a)	181,099	1,716,819
Momenta Pharmaceuticals, Inc. *	99,528	1,408,321
MyoKardia, Inc. *	19,892	313,299
Myriad Genetics, Inc. *	120,134	2,005,036
NantKwest, Inc. *(a)	46,345	303,096
Natera, Inc. *	66,900	802,800
Nektar Therapeutics *	272,046	3,342,085
NeoGenomics, Inc. *	92,801	829,641
Neurocrine Biosciences, Inc. *	147,774	6,864,102
NewLink Genetics Corp. *	36,519	404,631
Novavax, Inc. *(a)	456,537	552,410
Omeros Corp. *(a)	70,766	869,714
OncoMed Pharmaceuticals, Inc. *	38,965	330,813
Ophthotech Corp. *	46,334	1,420,137
Organovo Holdings, Inc. *(a)	129,580	391,332
Osiris Therapeutics, Inc. *(a)	27,116	161,340
Otonomy, Inc. *	47,020	799,340
Pacific Biosciences of California, Inc. *	130,392	992,283
Pacira Pharmaceuticals, Inc. *	67,291	2,143,218
PAREXEL International Corp. *	92,070	5,432,130
PDL BioPharma, Inc.	275,748	603,888
Phibro Animal Health Corp., Class A	28,815	790,972
Portola Pharmaceuticals, Inc. *	93,177	1,676,254
PRA Health Sciences, Inc. *	70,480	3,786,186
Prestige Brands Holdings, Inc. *	91,252	4,340,858
Progenics Pharmaceuticals, Inc. *	126,514	1,132,300
Prothena Corp. plc *	58,617	3,459,575
PTC Therapeutics, Inc. *	57,060	635,648
Puma Biotechnology, Inc. *	47,014	2,023,953
Radius Health, Inc. *	65,823	3,503,100
REGENXBIO, Inc. *	36,674	815,997
Repligen Corp. *	60,536	1,949,259
Retrophin, Inc. *	64,305	1,316,323
Revance Therapeutics, Inc. *	33,216	556,368
Sage Therapeutics, Inc. *	54,646	2,738,311
Sangamo BioSciences, Inc. *	117,591	376,291
Sarepta Therapeutics, Inc. *	84,741	2,903,227
SciClone Pharmaceuticals, Inc. *	86,271	858,396
Seres Therapeutics, Inc. *(a)	37,157	371,198
Spark Therapeutics, Inc. *	36,121	1,987,016
Spectrum Pharmaceuticals, Inc. *	92,727	362,563
Sucampo Pharmaceuticals, Inc., Class A *	34,208	555,880
Supernus Pharmaceuticals, Inc. *	81,088	1,747,446
Synergy Pharmaceuticals, Inc. *	303,352	1,595,632
TESARO, Inc. *	55,362	7,512,070
Tetraphase Pharmaceuticals, Inc. *	65,622	274,956
The Medicines Co. *	118,739	4,167,739
TherapeuticsMD, Inc. *(a)	248,112	1,473,785
Theravance Biopharma, Inc. *(a)	59,422	1,654,309
Ultragenyx Pharmaceutical, Inc. *	62,966	4,929,608
Vanda Pharmaceuticals, Inc. *	76,012	1,250,397
Versartis, Inc. *	47,461	590,889
Voyager Therapeutics, Inc. *	8,569	106,770
VWR Corp. *	145,459	3,956,485
WaVe Life Sciences Ltd. *	16,545	589,002
XBiotech, Inc. *(a)	31,641	442,658
Xencor, Inc. *	57,933	1,480,768
ZIOPHARM Oncology, Inc. *(a)	234,186	1,517,525
		260,252,880

Security	Number of Shares	Value ($)
Real Estate 9.2%
Acadia Realty Trust	140,761	4,653,559
Agree Realty Corp.	41,772	1,875,145
Alexander & Baldwin, Inc.	78,115	3,442,528
Alexander's, Inc.	6,485	2,773,635
Altisource Portfolio Solutions S.A. *	17,368	467,894
American Assets Trust, Inc.	67,755	2,714,265
Apple Hospitality REIT, Inc.	281,176	5,184,885
Armada Hoffler Properties, Inc.	64,802	910,468
Ashford Hospitality Prime, Inc.	46,959	602,014
Ashford Hospitality Trust, Inc.	132,601	932,185
Brandywine Realty Trust	293,482	4,504,949
Care Capital Properties, Inc.	149,947	3,610,724
CareTrust REIT, Inc.	95,399	1,349,896
CBL & Associates Properties, Inc.	288,340	3,419,712
Cedar Realty Trust, Inc.	129,233	833,553
Chatham Lodging Trust	77,271	1,480,512
Chesapeake Lodging Trust	102,507	2,430,441
Colony Starwood Homes	87,627	2,677,005
Columbia Property Trust, Inc.	214,596	4,519,392
Communications Sales & Leasing, Inc.	228,030	5,684,788
CoreCivic, Inc.	197,704	4,489,858
CoreSite Realty Corp.	57,023	4,021,832
Corporate Office Properties Trust	170,478	4,879,080
Cousins Properties, Inc.	606,356	4,796,276
CubeSmart	307,658	7,583,770
CyrusOne, Inc.	127,022	5,421,299
DCT Industrial Trust, Inc.	154,543	7,101,251
DiamondRock Hospitality Co.	342,516	3,627,244
DuPont Fabros Technology, Inc.	124,024	5,042,816
Easterly Government Properties, Inc.	47,123	914,186
EastGroup Properties, Inc.	59,496	4,064,172
Education Realty Trust, Inc.	122,856	4,987,954
Empire State Realty Trust, Inc., Class A	202,440	4,083,215
EPR Properties	110,994	7,718,523
Equity Commonwealth *	219,815	6,392,220
Equity One, Inc.	159,300	4,756,698
FelCor Lodging Trust, Inc.	223,932	1,625,746
First Industrial Realty Trust, Inc.	196,968	5,209,804
First Potomac Realty Trust	90,360	888,239
Forestar Group, Inc. *	52,187	699,306
Four Corners Property Trust, Inc.	107,248	2,057,017
Franklin Street Properties Corp.	187,137	2,350,441
FRP Holdings, Inc. *	10,394	394,452
Getty Realty Corp.	48,869	1,173,833
Global Net Lease, Inc.	293,929	2,233,860
Government Properties Income Trust	112,745	2,118,479
Gramercy Property Trust	712,799	6,229,863
Healthcare Realty Trust, Inc.	196,507	5,773,376
Healthcare Trust of America, Inc., Class A	237,644	6,720,572
Hersha Hospitality Trust	77,397	1,561,097
HFF, Inc., Class A	64,085	1,858,465
Hospitality Properties Trust	273,482	7,929,611
Hudson Pacific Properties, Inc.	186,056	6,487,773
InfraREIT, Inc.	65,790	1,127,641
Investors Real Estate Trust	226,750	1,426,258
iStar, Inc. *	142,143	1,736,987
Kennedy-Wilson Holdings, Inc.	151,342	3,231,152
Kite Realty Group Trust	149,524	3,596,052
LaSalle Hotel Properties	185,668	5,211,701
Lexington Realty Trust	378,311	3,907,953
Life Storage, Inc.	80,194	6,514,159
LTC Properties, Inc.	65,113	2,960,037
Mack-Cali Realty Corp.	146,848	3,972,238
Marcus & Millichap, Inc. *	22,485	617,213
Medical Properties Trust, Inc.	535,191	6,379,477
Monmouth Real Estate Investment Corp., Class A	114,712	1,610,556

10

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monogram Residential Trust, Inc.	272,935	2,874,006
National Health Investors, Inc.	67,000	4,740,920
National Storage Affiliates Trust	54,383	1,119,202
New Senior Investment Group, Inc.	147,136	1,491,959
New York REIT, Inc.	296,272	2,856,062
NorthStar Realty Europe Corp.	98,074	1,052,334
NorthStar Realty Finance Corp.	311,959	4,723,059
One Liberty Properties, Inc.	22,233	544,042
Outfront Media, Inc.	233,486	5,886,182
Paramount Group, Inc.	309,786	4,869,836
Parkway, Inc. *	75,452	1,478,859
Pebblebrook Hotel Trust	117,878	3,390,171
Pennsylvania Real Estate Investment Trust	118,997	2,281,172
Physicians Realty Trust	229,793	4,163,849
Piedmont Office Realty Trust, Inc., Class A	249,781	4,905,699
Post Properties, Inc.	93,125	6,054,988
Potlatch Corp.	69,090	2,837,872
PS Business Parks, Inc.	34,363	3,839,378
QTS Realty Trust, Inc., Class A	79,971	3,742,643
RAIT Financial Trust	129,267	396,850
Ramco-Gershenson Properties Trust	126,591	2,148,249
Rayonier, Inc.	212,705	5,638,810
RE/MAX Holdings, Inc., Class A	30,607	1,499,743
Retail Opportunity Investments Corp.	180,662	3,728,864
Retail Properties of America, Inc., Class A	408,699	6,236,747
Rexford Industrial Realty, Inc.	109,403	2,416,712
RLJ Lodging Trust	223,388	5,091,013
RMR Group, Inc., Class A	11,958	496,257
Ryman Hospitality Properties, Inc.	87,727	5,167,120
Sabra Health Care REIT, Inc.	117,375	2,597,509
Saul Centers, Inc.	18,013	1,143,645
Select Income REIT	107,453	2,626,151
Seritage Growth Properties, Class A (a)	40,841	1,945,665
Silver Bay Realty Trust Corp.	54,853	958,282
STAG Industrial, Inc.	126,309	2,982,155
STORE Capital Corp.	269,178	6,654,080
Summit Hotel Properties, Inc.	140,243	1,994,255
Sunstone Hotel Investors, Inc.	356,001	5,176,255
Tanger Factory Outlet Centers, Inc.	165,636	5,709,473
Tejon Ranch Co. *	26,189	687,199
Terreno Realty Corp.	75,919	2,066,515
The GEO Group, Inc.	122,101	4,061,079
The Howard Hughes Corp. *	61,253	6,970,591
The St. Joe Co. *	123,023	2,558,878
Tier REIT, Inc.	80,208	1,288,943
Universal Health Realty Income Trust	18,758	1,112,537
Urban Edge Properties	150,535	4,077,993
Urstadt Biddle Properties, Inc.	10,558	197,223
Urstadt Biddle Properties, Inc., Class A	47,579	1,077,664
Washington Prime Group, Inc.	323,036	3,236,821
Washington Real Estate Investment Trust	128,503	3,991,303
Whitestone REIT	41,664	558,714
Xenia Hotels & Resorts, Inc.	182,377	3,191,598
		394,088,428

Retailing 3.5%
1-800-Flowers.com, Inc., Class A *	50,516	532,944
Aaron's, Inc.	113,305	3,299,442
Abercrombie & Fitch Co., Class A	113,006	1,623,896
America's Car-Mart, Inc. *	12,511	569,876
American Eagle Outfitters, Inc.	281,534	4,662,203
Asbury Automotive Group, Inc. *	36,120	2,122,050
Ascena Retail Group, Inc. *	279,130	1,685,945
At Home Group, Inc. *	18,164	233,952
Barnes & Noble Education, Inc. *	67,074	762,631
Barnes & Noble, Inc.	107,298	1,351,955
Big Lots, Inc.	76,276	3,860,328
Blue Nile, Inc.	18,832	759,306
Security	Number of Shares	Value ($)
Boot Barn Holdings, Inc. *	18,001	284,056
Cabela's, Inc. *	87,634	5,454,340
Caleres, Inc.	69,148	2,263,905
Chico's FAS, Inc.	226,396	3,466,123
Conn's, Inc. *(a)	59,619	670,714
Core-Mark Holding Co., Inc.	76,044	2,776,366
CST Brands, Inc.	128,113	6,153,267
Dillard's, Inc., Class A	46,369	3,315,847
DSW, Inc., Class A	140,518	3,338,708
Duluth Holdings, Inc., Class B *(a)	13,893	465,554
Etsy, Inc. *	163,648	2,029,235
Express, Inc. *	143,810	1,921,302
Five Below, Inc. *	89,738	3,532,088
Francesca's Holdings Corp. *	69,016	1,102,876
Fred's, Inc., Class A	62,711	626,483
FTD Cos., Inc. *	34,963	799,254
GameStop Corp., Class A	179,836	4,440,151
Genesco, Inc. *	37,632	2,378,342
GNC Holdings, Inc., Class A	123,573	1,785,630
Group 1 Automotive, Inc.	37,202	2,700,493
Groupon, Inc. *	721,178	2,863,077
Guess?, Inc.	110,310	1,689,949
Haverty Furniture Cos., Inc.	36,234	782,654
Hibbett Sports, Inc. *	42,376	1,705,634
HSN, Inc.	52,716	2,008,480
J.C. Penney Co., Inc. *	531,056	5,029,100
Lands' End, Inc. *(a)	31,657	561,912
Liberty TripAdvisor Holdings, Inc., Class A *	120,939	1,941,071
Lithia Motors, Inc., Class A	38,844	3,569,764
Lumber Liquidators Holdings, Inc. *(a)	43,181	762,145
MarineMax, Inc. *	43,491	817,631
Monro Muffler Brake, Inc.	54,442	3,255,632
Murphy USA, Inc. *	63,018	4,297,197
Nutrisystem, Inc.	46,673	1,715,233
Office Depot, Inc.	920,417	4,482,431
Ollie's Bargain Outlet Holdings, Inc. *	80,635	2,423,082
Overstock.com, Inc. *	41,960	711,222
Party City Holdco, Inc. *	45,537	730,869
Penske Automotive Group, Inc.	63,202	3,154,412
PetMed Express, Inc.	35,000	764,050
Pier 1 Imports, Inc.	93,666	523,593
Pool Corp.	72,476	7,291,810
Rent-A-Center, Inc.	69,423	801,836
Restoration Hardware Holdings, Inc. *(a)	63,611	2,293,176
Sears Holdings Corp. *(a)	70,108	902,991
Sears Hometown & Outlet Stores, Inc. *	13,617	81,702
Select Comfort Corp. *	83,409	1,886,712
Shoe Carnival, Inc.	20,915	546,091
Shutterfly, Inc. *	60,134	3,046,990
Sonic Automotive, Inc., Class A	49,761	1,052,445
Sportsman's Warehouse Holdings, Inc. *	52,032	468,288
Stage Stores, Inc.	38,018	165,378
Stein Mart, Inc.	50,441	251,196
Tailored Brands, Inc.	80,620	1,512,431
The Buckle, Inc. (a)	43,893	1,110,493
The Cato Corp., Class A	41,552	1,229,939
The Children's Place, Inc.	30,524	3,169,917
The Container Store Group, Inc. *(a)	35,201	202,406
The Finish Line, Inc., Class A	72,943	1,636,841
Tile Shop Holdings, Inc. *	49,027	982,991
Tuesday Morning Corp. *	80,083	372,386
Vitamin Shoppe, Inc. *	40,676	1,010,799
Wayfair, Inc., Class A *(a)	52,300	1,906,335
Weyco Group, Inc.	8,882	255,535
Winmark Corp.	3,384	388,314
Zumiez, Inc. *	38,765	961,372
		148,286,774

11

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Acacia Communications, Inc. *(a)	21,698	1,502,803
Advanced Energy Industries, Inc. *	69,135	3,816,943
Amkor Technology, Inc. *	225,173	2,661,545
Applied Micro Circuits Corp. *	140,254	1,227,222
Brooks Automation, Inc.	124,497	2,029,301
Cabot Microelectronics Corp.	45,516	2,711,843
Cavium, Inc. *	112,543	6,418,327
CEVA, Inc. *	39,100	1,243,380
Cirrus Logic, Inc. *	105,471	5,800,905
Cohu, Inc.	40,237	500,951
Cree, Inc. *	169,212	4,284,448
Cypress Semiconductor Corp.	556,493	6,260,546
Diodes, Inc. *	73,682	1,794,157
Entegris, Inc. *	228,721	4,105,542
Exar Corp. *	76,103	760,269
FormFactor, Inc. *	125,889	1,409,957
Inphi Corp. *	61,501	2,778,000
Integrated Device Technology, Inc. *	231,170	5,409,378
Intersil Corp., Class A	223,019	4,939,871
IXYS Corp.	45,110	527,787
Kulicke & Soffa Industries, Inc. *	109,097	1,683,367
Lattice Semiconductor Corp. *	198,972	1,394,794
MACOM Technology Solutions Holdings, Inc. *	47,849	2,383,837
MaxLinear, Inc., Class A *	88,509	1,808,239
Microsemi Corp. *	196,452	10,755,747
MKS Instruments, Inc.	91,773	5,281,536
Monolithic Power Systems, Inc.	62,825	5,154,163
Nanometrics, Inc. *	41,742	998,051
NeoPhotonics Corp. *	53,963	697,202
ON Semiconductor Corp. *	697,251	8,213,617
PDF Solutions, Inc. *	48,471	1,141,492
Photronics, Inc. *	111,131	1,111,310
Power Integrations, Inc.	46,087	3,101,655
Rambus, Inc. *	180,225	2,369,959
Rudolph Technologies, Inc. *	56,281	1,103,108
Semtech Corp. *	111,695	3,138,629
Silicon Laboratories, Inc. *	72,923	4,838,441
SolarEdge Technologies, Inc. *(a)	50,961	672,685
SunEdison Semiconductor Ltd. *	85,260	1,019,710
SunPower Corp. *(a)	73,420	496,319
Synaptics, Inc. *	61,766	3,371,188
Teradyne, Inc.	351,562	8,571,082
Tessera Technologies, Inc.	80,000	3,168,000
Ultratech, Inc. *	46,256	1,060,188
Veeco Instruments, Inc. *	62,949	1,677,591
		135,395,085

Software & Services 7.7%
2U, Inc. *	73,624	2,434,009
8x8, Inc. *	152,749	2,085,024
A10 Networks, Inc. *	65,295	535,419
ACI Worldwide, Inc. *	202,749	3,773,159
Actua Corp. *	52,978	717,852
Acxiom Corp. *	127,216	3,375,040
Alarm.com Holdings, Inc. *	22,888	677,943
Angie's List, Inc. *	77,892	669,092
Aspen Technology, Inc. *	139,754	7,383,204
Bankrate, Inc. *	90,232	924,878
Barracuda Networks, Inc. *	51,637	1,138,079
Bazaarvoice, Inc. *	102,516	543,335
Benefitfocus, Inc. *	27,319	745,809
Black Knight Financial Services, Inc., Class A *	42,990	1,590,630
Blackbaud, Inc.	81,440	5,112,803
Blackhawk Network Holdings, Inc. *	92,833	3,341,988
Security	Number of Shares	Value ($)
Blucora, Inc. *	65,911	932,641
Booz Allen Hamilton Holding Corp.	215,282	8,139,812
Bottomline Technologies (DE), Inc. *	73,989	1,854,164
Box, Inc., Class A *	72,666	1,105,977
BroadSoft, Inc. *	54,413	2,258,139
CACI International, Inc., Class A *	40,795	5,278,873
Callidus Software, Inc. *	100,221	1,573,470
Carbonite, Inc. *	45,290	837,865
Cardtronics plc, Class A *	77,786	3,848,073
Cass Information Systems, Inc.	16,805	1,176,350
ChannelAdvisor Corp. *	49,515	713,016
CommerceHub, Inc., Series A *	21,395	323,492
CommerceHub, Inc., Series C *	42,862	632,215
CommVault Systems, Inc. *	73,088	3,946,752
comScore, Inc. *	83,092	2,412,992
Convergys Corp.	160,718	4,157,775
CoreLogic, Inc. *	152,031	5,736,130
Cornerstone OnDemand, Inc. *	82,517	2,963,185
CSG Systems International, Inc.	54,232	2,413,324
DHI Group, Inc. *	96,345	587,705
DST Systems, Inc.	56,253	5,805,872
EarthLink Holdings Corp.	169,131	893,012
Ebix, Inc. (a)	40,775	2,430,190
Ellie Mae, Inc. *	55,399	4,573,187
Endurance International Group Holdings, Inc. *	99,945	794,563
EnerNOC, Inc. *	14,395	84,931
Envestnet, Inc. *	72,048	2,600,933
EPAM Systems, Inc. *	76,644	5,050,840
Euronet Worldwide, Inc. *	89,866	6,445,190
Everi Holdings, Inc. *	119,936	259,062
EVERTEC, Inc.	114,026	2,080,974
Everyday Health, Inc. *	40,244	420,550
ExlService Holdings, Inc. *	54,880	2,610,093
Fair Isaac Corp.	52,976	6,022,841
FireEye, Inc. *	259,383	3,330,478
First Data Corp., Class A *	299,531	4,364,167
Five9, Inc. *	63,430	1,004,097
Forrester Research, Inc.	13,519	552,927
Genpact Ltd. *	243,736	5,832,602
Gigamon, Inc. *	53,420	2,849,957
GoDaddy, Inc., Class A *	83,814	2,961,987
Gogo, Inc. *(a)	101,510	953,179
GrubHub, Inc. *	144,392	5,346,836
GTT Communications, Inc. *	40,281	1,023,137
Guidewire Software, Inc. *	120,367	6,705,646
Hortonworks, Inc. *	55,438	503,931
HubSpot, Inc. *	56,337	3,160,506
Imperva, Inc. *	49,261	1,879,307
Instructure, Inc. *	7,657	149,694
Interactive Intelligence Group, Inc. *	31,499	1,904,115
Internap Corp. *	9,726	10,504
Intralinks Holdings, Inc. *	69,147	775,829
j2 Global, Inc.	82,141	6,038,185
Jive Software, Inc. *	76,031	288,918
Liquidity Services, Inc. *	38,674	355,801
LivePerson, Inc. *	91,440	731,520
LogMeIn, Inc.	43,256	4,362,368
Manhattan Associates, Inc. *	123,113	6,451,121
ManTech International Corp., Class A	45,504	1,957,127
Match Group, Inc. *(a)	67,086	1,206,206
MAXIMUS, Inc.	107,673	5,953,240
Mentor Graphics Corp.	184,984	6,761,165
MicroStrategy, Inc., Class A *	15,411	2,990,196
MoneyGram International, Inc. *	55,162	602,369
Monotype Imaging Holdings, Inc.	66,194	1,297,402
NeuStar, Inc., Class A *	96,573	2,341,895
New Relic, Inc. *	50,051	1,587,117
NIC, Inc.	104,289	2,617,654

12

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pandora Media, Inc. *	391,014	4,543,583
Paycom Software, Inc. *	67,232	3,016,700
Paylocity Holding Corp. *	43,293	1,433,431
Pegasystems, Inc.	61,728	2,228,381
Perficient, Inc. *	67,000	1,206,000
Progress Software Corp.	85,957	2,541,748
Proofpoint, Inc. *	71,877	5,535,248
PROS Holdings, Inc. *	55,958	1,336,837
PTC, Inc. *	193,297	9,415,497
Q2 Holdings, Inc. *	48,739	1,437,800
Qualys, Inc. *	52,143	1,731,148
Quotient Technology, Inc. *	117,381	1,502,477
Rapid7, Inc. *	31,089	360,632
RealNetworks, Inc. *	40,957	191,679
RealPage, Inc. *	87,718	2,508,735
RetailMeNot, Inc. *	69,676	641,019
RingCentral, Inc., Class A *	99,758	2,149,785
Rocket Fuel, Inc. *	9,131	16,618
Science Applications International Corp.	76,445	6,312,064
ServiceSource International, Inc. *	121,027	717,690
Shutterstock, Inc. *	32,790	1,543,097
Silver Spring Networks, Inc. *	64,548	900,445
SPS Commerce, Inc. *	27,754	1,922,520
Square, Inc., Class A *	21,567	279,077
Stamps.com, Inc. *	26,840	2,850,408
Sykes Enterprises, Inc. *	73,736	2,077,880
Synchronoss Technologies, Inc. *	70,588	3,422,106
Syntel, Inc.	52,733	1,023,020
Tableau Software, Inc., Class A *	94,354	4,234,608
Take-Two Interactive Software, Inc. *	146,529	7,213,623
Tangoe, Inc. *	63,166	500,275
TeleTech Holdings, Inc.	29,966	861,522
The Rubicon Project, Inc. *	75,100	567,005
TiVo Corp. *	216,469	4,383,497
Travelport Worldwide Ltd.	197,315	2,762,410
TrueCar, Inc. *(a)	98,106	1,214,552
Twilio, Inc., Class A *(a)	31,787	1,078,215
Unisys Corp. *	86,077	1,278,243
Varonis Systems, Inc. *	30,165	880,818
VASCO Data Security International, Inc. *	48,407	701,902
Verint Systems, Inc. *	102,437	3,846,509
VirnetX Holding Corp. *(a)	74,871	235,844
Virtusa Corp. *	44,032	978,391
Web.com Group, Inc. *	86,024	1,372,083
WebMD Health Corp. *	68,377	3,647,229
WEX, Inc. *	64,053	7,078,497
Workiva, Inc. *	32,052	477,575
XO Group, Inc. *	40,528	748,957
Yelp, Inc. *	102,910	3,828,252
Zendesk, Inc. *	122,310	2,603,980
Zynga, Inc., Class A *	1,337,462	3,825,141
		332,028,388

Technology Hardware & Equipment 5.1%
3D Systems Corp. *(a)	186,899	2,588,551
ADTRAN, Inc.	78,741	1,602,379
Aerohive Networks, Inc. *	35,986	198,283
Anixter International, Inc. *	48,296	3,774,332
ARRIS International plc *	327,799	9,404,553
Avid Technology, Inc. *	54,840	230,876
AVX Corp.	74,050	1,124,819
Badger Meter, Inc.	49,449	1,792,526
Belden, Inc.	74,008	5,469,191
Benchmark Electronics, Inc. *	82,513	2,339,244
Black Box Corp.	31,686	486,380
Brocade Communications Systems, Inc.	702,985	8,674,835
CalAmp Corp. *	64,371	935,954
Calix, Inc. *	83,200	628,160
Security	Number of Shares	Value ($)
Ciena Corp. *	231,913	4,974,534
Cognex Corp.	149,228	8,910,404
Coherent, Inc. *	41,827	5,458,423
Comtech Telecommunications Corp.	42,148	484,702
Control4 Corp. *	26,689	305,322
CPI Card Group, Inc. (a)	24,643	92,411
Cray, Inc. *	70,161	1,354,107
CTS Corp.	53,503	1,182,416
Daktronics, Inc.	68,461	704,464
Diebold, Inc.	130,142	2,967,238
Dolby Laboratories, Inc., Class A	93,800	4,328,870
DTS, Inc.	26,810	1,138,353
Eastman Kodak Co. *	64,185	972,403
EchoStar Corp., Class A *	78,989	4,028,439
Electronics For Imaging, Inc. *	79,369	3,454,139
ePlus, Inc. *	12,131	1,348,967
Extreme Networks, Inc. *	180,646	764,133
Fabrinet *	64,712	2,769,674
FARO Technologies, Inc. *	29,647	1,079,151
Finisar Corp. *	182,096	6,051,050
Fitbit, Inc., Class A *(a)	230,877	1,930,132
Harmonic, Inc. *	128,330	596,734
II-VI, Inc. *	93,248	2,816,090
Infinera Corp. *	259,546	2,206,141
Ingram Micro, Inc., Class A *	253,115	9,476,626
Insight Enterprises, Inc. *	58,643	2,053,678
InterDigital, Inc.	58,429	4,627,577
InvenSense, Inc. *	148,888	1,137,504
IPG Photonics Corp. *	63,702	6,110,296
Itron, Inc. *	56,072	3,599,822
Ixia *	104,473	1,436,504
Knowles Corp. *	160,767	2,577,095
Littelfuse, Inc.	37,093	5,407,788
Lumentum Holdings, Inc. *	92,033	3,690,523
Maxwell Technologies, Inc. *	55,900	279,500
Methode Electronics, Inc.	64,559	2,385,455
MTS Systems Corp.	28,973	1,560,196
NETGEAR, Inc. *	56,191	3,017,457
NetScout Systems, Inc. *	160,096	4,994,995
Nimble Storage, Inc. *	112,830	855,251
Novanta, Inc. *	46,961	950,960
Oclaro, Inc. *	193,253	1,727,682
OSI Systems, Inc. *	31,774	2,405,292
Park Electrochemical Corp.	21,884	396,757
PC Connection, Inc.	26,177	702,591
Plantronics, Inc.	56,345	2,919,798
Plexus Corp. *	56,954	2,910,349
Pure Storage, Inc., Class A *	124,033	1,730,260
Quantum Corp. *	421,280	384,629
Rogers Corp. *	31,355	2,330,304
Sanmina Corp. *	129,818	4,264,521
ScanSource, Inc. *	44,652	1,690,078
ShoreTel, Inc. *	107,211	750,477
Sonus Networks, Inc. *	89,205	537,906
Super Micro Computer, Inc. *	62,696	1,714,736
SYNNEX Corp.	48,293	5,645,935
Systemax, Inc.	16,528	142,802
Tech Data Corp. *	60,287	5,116,558
TTM Technologies, Inc. *	132,469	1,797,604
Ubiquiti Networks, Inc. *	45,659	2,555,078
Universal Display Corp. *	75,635	4,133,453
VeriFone Systems, Inc. *	202,584	3,421,644
ViaSat, Inc. *	90,638	6,460,677
Viavi Solutions, Inc. *	396,932	3,115,916
Vishay Intertechnology, Inc.	218,305	3,307,321
Zebra Technologies Corp., Class A *	90,487	7,152,997
		220,644,972

13

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
ATN International, Inc.	18,557	1,341,857
Cincinnati Bell, Inc. *	67,115	1,382,569
Cogent Communications Holdings, Inc.	68,750	2,574,687
Consolidated Communications Holdings, Inc.	87,322	2,495,663
FairPoint Communications, Inc. *	38,788	645,820
General Communication, Inc., Class A *	52,964	892,973
Globalstar, Inc. *(a)	590,853	466,774
IDT Corp., Class B	35,152	744,168
Inteliquent, Inc.	64,326	1,456,341
Intelsat S.A. *(a)	71,642	295,165
Iridium Communications, Inc. *	143,666	1,264,261
NII Holdings, Inc. *	191,910	326,247
ORBCOMM, Inc. *	94,649	795,998
pdvWireless, Inc. *(a)	15,676	369,954
Shenandoah Telecommunications Co.	77,168	2,164,562
Spok Holdings, Inc.	34,995	636,909
Telephone & Data Systems, Inc.	160,817	4,330,802
United States Cellular Corp. *	21,129	795,084
Vonage Holdings Corp. *	326,801	2,153,618
Windstream Holdings, Inc. (a)	160,948	1,192,625
		26,326,077

Transportation 1.7%
Air Transport Services Group, Inc. *	92,634	1,500,671
Allegiant Travel Co.	21,441	3,503,459
ArcBest Corp.	41,044	1,249,790
Atlas Air Worldwide Holdings, Inc. *	41,017	2,026,240
Celadon Group, Inc.	24,463	196,927
Echo Global Logistics, Inc. *	50,281	1,262,053
Forward Air Corp.	52,094	2,520,308
Hawaiian Holdings, Inc. *	89,983	4,620,627
Heartland Express, Inc.	74,632	1,605,334
Hub Group, Inc., Class A *	57,798	2,476,644
Kirby Corp. *	95,308	6,047,293
Knight Transportation, Inc.	111,872	3,915,520
Landstar System, Inc.	71,230	5,801,684
Marten Transport Ltd.	43,024	1,047,634
Matson, Inc.	71,656	2,694,982
Park-Ohio Holdings Corp.	16,438	692,862
Roadrunner Transportation Systems, Inc. *	51,571	517,257
Ryder System, Inc.	93,545	7,324,574
Saia, Inc. *	42,988	1,794,749
SkyWest, Inc.	91,466	3,370,522
Spirit Airlines, Inc. *	119,347	6,635,693
Swift Transportation Co. *(a)	146,482	3,657,656
Universal Logistics Holdings, Inc.	13,365	189,783
Virgin America, Inc. *	31,420	1,775,230
Werner Enterprises, Inc.	75,966	2,054,880
XPO Logistics, Inc. *	137,946	6,142,735
		74,625,107

Utilities 3.3%
ALLETE, Inc.	85,567	5,289,752
American States Water Co.	67,343	2,855,343
Avista Corp.	107,632	4,355,867
Black Hills Corp.	92,418	5,429,557
California Water Service Group	81,388	2,811,955
Chesapeake Utilities Corp.	25,416	1,646,957
Connecticut Water Service, Inc.	22,163	1,208,327
Dynegy, Inc. *	211,226	1,827,105
El Paso Electric Co.	65,621	2,956,226
Great Plains Energy, Inc.	358,273	9,454,824
Hawaiian Electric Industries, Inc.	183,617	5,655,404
IDACORP, Inc.	83,761	6,378,400
Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	328,721	9,145,018
MGE Energy, Inc.	56,430	3,340,656
Middlesex Water Co.	27,224	1,109,106
New Jersey Resources Corp.	152,133	5,240,982
Northwest Natural Gas Co.	46,219	2,648,349
NorthWestern Corp.	83,416	4,679,638
NRG Yield, Inc., Class A	59,388	866,471
NRG Yield, Inc., Class C	116,396	1,786,679
ONE Gas, Inc.	88,505	5,311,185
Ormat Technologies, Inc.	60,878	2,911,795
Otter Tail Corp.	62,845	2,410,106
Pattern Energy Group, Inc.	107,081	2,102,000
PNM Resources, Inc.	135,540	4,283,064
Portland General Electric Co.	156,167	6,496,547
SJW Group	31,132	1,670,854
South Jersey Industries, Inc.	137,893	4,550,469
Southwest Gas Corp.	80,003	5,930,622
Spire, Inc.	74,317	4,796,419
Talen Energy Corp. *	153,988	2,149,672
TerraForm Global, Inc., Class A *	72,686	276,207
TerraForm Power, Inc., Class A *	121,754	1,537,753
The Empire District Electric Co.	83,807	2,851,952
Unitil Corp.	21,778	924,912
Vectren Corp.	144,813	7,107,422
Vivint Solar, Inc. *(a)	10,958	31,778
WGL Holdings, Inc.	88,673	6,434,113
		140,463,486
Total Common Stock
(Cost $3,775,829,199)		4,281,517,909

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(c)	193,941	215,274
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
		215,274

Retailing 0.0%
Overstock.com, Inc. expires 12/6/16 *(b)(c)	4,010	—

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	45,801	137,403
Total Rights
(Cost $330,693)		352,677

Other Investment Companies 2.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (d)	4,811,435	4,811,435

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.31% (d)	82,453,864	82,453,864
Total Other Investment Companies
(Cost $87,265,299)		87,265,299

End of Investments

14

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

At 11/30/16, the tax basis cost of the fund's investments was $3,870,168,014 and the unrealized appreciation and depreciation were $745,034,482 and ($246,066,611), respectively, with a net unrealized appreciation of $498,967,871.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $79,829,154.
(b)	Illiquid security. At the period end, the value of these amounted to $352,677 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/16/16	74	9,785,020	(59,802)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,281,517,909	$—	$—	$4,281,517,909
Rights [1]	—	—	352,677 *	352,677
Other Investment Companies[1]	87,265,299	—	—	87,265,299
Total	$4,368,783,208	$—	$352,677	$4,369,135,885
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($59,802)	$—	$—	($59,802)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
15

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	4,387,322,700	4,693,509,018
0.1%	Other Investment Companies	4,409,924	4,498,670
99.6%	Total Investments	4,391,732,624	4,698,007,688
0.4%	Other Assets and Liabilities, Net		21,140,405
100.0%	Net Assets		4,719,148,093

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	238,286	14,509,235

Banks 0.4%
Boston Private Financial Holdings, Inc.	108,265	1,623,975
Columbia Banking System, Inc.	74,690	2,974,156
PacWest Bancorp	149,961	7,685,501
Umpqua Holdings Corp.	296,659	5,271,631
		17,555,263

Capital Goods 12.8%
3M Co.	795,265	136,578,811
Caterpillar, Inc.	765,831	73,182,810
Cummins, Inc.	206,892	29,333,148
Eaton Corp. plc	599,941	39,902,076
Emerson Electric Co.	842,019	47,523,552
Fastenal Co.	376,794	17,860,036
Lockheed Martin Corp.	343,259	91,049,450
PACCAR, Inc.	457,252	28,418,212
Rockwell Automation, Inc.	171,300	22,904,523
The Boeing Co.	784,967	118,184,631
		604,937,249

Commercial & Professional Services 0.1%
CEB, Inc.	42,415	2,500,364
R.R. Donnelley & Sons Co.	89,415	1,554,927
Steelcase, Inc., Class A	117,099	1,820,890
		5,876,181

Consumer Durables & Apparel 1.1%
Garmin Ltd.	152,917	7,976,151
Hasbro, Inc.	145,900	12,458,401
Leggett & Platt, Inc.	176,145	8,465,528
Mattel, Inc.	445,861	14,075,832
Polaris Industries, Inc.	78,250	6,796,795
Tupperware Brands Corp.	68,136	3,777,460
		53,550,167

Security	Number of Shares	Value ($)
Consumer Services 3.3%
Cracker Barrel Old Country Store, Inc.	32,398	5,272,451
Darden Restaurants, Inc.	148,743	10,902,862
McDonald's Corp.	1,150,720	137,246,374
		153,421,687

Diversified Financials 2.0%
CME Group, Inc.	443,451	50,070,052
Cohen & Steers, Inc.	25,849	920,224
Eaton Vance Corp.	149,980	6,065,191
Federated Investors, Inc., Class B	126,756	3,484,523
Greenhill & Co., Inc.	35,260	976,702
Lazard Ltd., Class A	168,891	6,561,415
T. Rowe Price Group, Inc.	326,416	24,174,369
Waddell & Reed Financial, Inc., Class A	106,356	2,077,133
		94,329,609

Energy 11.2%
Chevron Corp.	2,050,775	228,784,459
Exxon Mobil Corp.	2,391,029	208,736,832
Helmerich & Payne, Inc.	141,509	10,705,156
ONEOK, Inc.	274,042	15,053,127
The Williams Cos., Inc.	898,585	27,586,559
Valero Energy Corp.	615,632	37,898,306
		528,764,439

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	2,002,059	141,005,015

Food, Beverage & Tobacco 14.0%
Altria Group, Inc.	2,562,809	163,840,379
B&G Foods, Inc.	86,166	3,687,905
Flowers Foods, Inc.	239,635	3,719,135
General Mills, Inc.	780,266	47,549,410
PepsiCo, Inc.	1,892,829	189,472,183
Reynolds American, Inc.	1,085,894	58,746,865
The Coca-Cola Co.	4,834,544	195,073,851
		662,089,728

Health Care Equipment & Services 0.0%
Computer Programs & Systems, Inc.	16,674	401,010
Meridian Bioscience, Inc.	55,001	951,517
		1,352,527

Household & Personal Products 5.9%
Kimberly-Clark Corp.	472,953	54,678,096
Nu Skin Enterprises, Inc., Class A	73,167	3,817,854
The Clorox Co.	168,756	19,501,444
The Procter & Gamble Co.	2,398,692	197,796,142
		275,793,536

1

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.6%
Mercury General Corp.	46,514	2,716,417
Principal Financial Group, Inc.	353,626	20,400,684
Safety Insurance Group, Inc.	19,782	1,391,664
Stewart Information Services Corp.	28,705	1,361,765
Universal Insurance Holdings, Inc.	41,815	1,003,560
		26,874,090

Materials 2.8%
Compass Minerals International, Inc.	45,837	3,554,659
International Paper Co.	536,171	26,122,251
Packaging Corp. of America	123,068	10,431,244
Schweitzer-Mauduit International, Inc.	38,091	1,601,346
Sonoco Products Co.	133,099	7,204,649
The Dow Chemical Co.	1,471,773	82,007,191
		130,921,340

Media 0.6%
Meredith Corp.	48,292	2,682,621
Omnicom Group, Inc.	312,443	27,163,794
		29,846,415

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Johnson & Johnson	1,764,193	196,354,681
Pfizer, Inc.	6,057,019	194,672,591
		391,027,272

Retailing 3.0%
American Eagle Outfitters, Inc.	218,261	3,614,402
Best Buy Co., Inc.	367,365	16,788,581
Genuine Parts Co.	194,997	18,764,561
Macy's, Inc.	404,177	17,056,269
Nordstrom, Inc.	169,903	9,500,976
Staples, Inc.	841,696	8,139,200
Target Corp.	771,031	59,554,435
The Buckle, Inc.	36,104	913,431
The Gap, Inc.	294,585	7,355,788
		141,687,643

Semiconductors & Semiconductor Equipment 11.2%
Analog Devices, Inc.	403,938	29,988,357
Intel Corp.	5,788,278	200,853,247
Linear Technology Corp.	311,197	19,459,148
Maxim Integrated Products, Inc.	371,420	14,585,663
Microchip Technology, Inc.	280,527	18,565,277
QUALCOMM, Inc.	1,925,514	131,185,269
Texas Instruments, Inc.	1,317,160	97,377,639
Xilinx, Inc.	333,728	18,014,637
		530,029,237

Software & Services 10.9%
Automatic Data Processing, Inc.	595,805	57,209,196
CA, Inc.	392,915	12,557,564
International Business Machines Corp.	1,157,751	187,810,367
Microsoft Corp.	3,659,639	220,529,846
Paychex, Inc.	417,682	24,622,354
The Western Union Co.	641,396	13,488,558
		516,217,885

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.8%
AVX Corp.	60,495	918,919
HP, Inc.	2,243,861	34,555,459
		35,474,378

Telecommunication Services 4.2%
Verizon Communications, Inc.	3,927,933	196,003,857

Transportation 2.5%
C.H. Robinson Worldwide, Inc.	186,997	13,996,725
United Parcel Service, Inc., Class B	905,625	104,980,050
		118,976,775

Utilities 0.5%
WEC Energy Group, Inc.	415,381	23,265,490
Total Common Stock
(Cost $4,387,322,700)		4,693,509,018

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	30,000	2,542,800

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (a)	1,955,870	1,955,870
Total Other Investment Companies
(Cost $4,409,924)		4,498,670

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $4,394,394,773 and the unrealized appreciation and depreciation were $338,788,432 and ($35,175,517), respectively, with a net unrealized appreciation of $303,612,915.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	180	19,789,200	210,790

2

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,693,509,018	$—	$—	$4,693,509,018
Other Investment Companies[1]	4,498,670	—	—	4,498,670
Total	$4,698,007,688	$—	$—	$4,698,007,688
Other Financial Instruments
Futures Contracts[2]	$210,790	$—	$—	$210,790
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
3

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
4

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 08/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/16	Market Value at 11/30/16	Realized Gains(Losses) 09/01/16 to 11/30/16	Dividends Received 09/01/16 to 11/30/16
Schwab U.S. Broad Market ETF	366,815	20,720	(1,820)	385,715	$14,911,742	$31,638	$26,353
Schwab U.S. Large-Cap ETF	374,662	26,660	(1,085)	400,237	15,473,163	21,035	27,387
Schwab U.S. Large-Cap Growth ETF	365,001	23,244	(2,744)	385,501	14,903,469	55,833	26,505
REG89448NOV16
5

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 17, 2017